                                                              OMB APPROVAL
                                                       OMB Number: 3235-0570
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                                                       hours per response: 18.9

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 1/31/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]
- SERVICE MARK -


AIM CORE BOND FUND
Semiannual Report to Shareholders - January 31, 2009

Effective April 30, 2008, Total Return Bond Fund was renamed
AIM Core Bond Fund.


                               [MOUNTAIN GRAPHIC]

2     Fund Performance
4     Letters to Shareholders
5     Schedule of Investments
12    Financial Statements
16    Notes to Financial Statements
24    Financial Highlights
26    Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -10.55%
Class B Shares                                                                   -10.80
Class C Shares                                                                   -10.89
Class R Shares                                                                   -10.58
Class Y Shares*                                                                  -10.43
Barclays Capital U.S. Aggregate Index+** (Broad Market/Style-Specific Index)       3.23
Lipper Intermediate Investment Grade Debt Funds Index+(Peer Group Index)          -2.98

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

** Effective 11/03/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

      The LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Intermediate Investment Grade Debt Funds category. These funds invest at least 65% of assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2     AIM CORE BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/09, including maximum applicable sales charges

CLASS A SHARES
Inception (12/31/01)               1.72%
  5 Years                         -0.43
  1 Year                         -15.60

CLASS B SHARES
Inception (12/31/01)               1.68%
  5 Years                         -0.50
  1 Year                         -16.05

CLASS C SHARES
Inception (12/31/01)               1.68%
  5 Years                         -0.18
  1 Year                         -12.78

CLASS R SHARES
Inception                          2.20%
  5 Years                          0.30
  1 Year                         -11.53

CLASS Y SHARES
Inception                          2.44%
  5 Years                          0.58
  1 Year                         -11.27

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (12/31/01)               2.15%
  5 Years                          0.34
  1 Year                         -12.62

CLASS B SHARES
Inception (12/31/01)               2.10%
  5 Years                          0.24
  1 Year                         -13.26

CLASS C SHARES
Inception (12/31/01)               2.10%
  5 Years                          0.56
  1 Year                          -9.88

CLASS R SHARES
Inception                          2.62%
  5 Years                          1.05
  1 Year                          -8.58

CLASS Y SHARES
Inception                          2.88%
  5 Years                          1.35
  1 Year                          -8.14

CLASS R SHARES' INCEPTION DATE IS APRIL 30, 2004. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL CLASS R SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS R SHARES) AT NET ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS R SHARES. CLASS A SHARES' INCEPTION DATE IS DECEMBER 31, 2001.

      CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS DECEMBER 31, 2001.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS Y SHARES WAS 0.82%, 1.57%, 1.57%, 1.07% AND 0.57%,
RESPECTIVELY.1 THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS Y SHARES WAS 1.07%, 1.82%, 1.82%, 1.32% AND 0.82%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 4.75% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

3     AIM CORE BOND FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.


      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowl- edge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

-s- BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.


      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordi- nary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

-s- PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4     AIM CORE BOND FUND

SCHEDULE OF INVESTMENTS(A)

January 31, 2009
(Unaudited)




                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------

BONDS & NOTES-52.99%

AEROSPACE & DEFENSE-0.51%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec. Gtd.
  Notes, (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13(b)(c)                              $ 1,835,257    $   1,816,905
=================================================================================


AGRICULTURAL PRODUCTS-0.57%

Corn Products International Inc.,
  Sr. Unsec. Notes,
  8.45%, 08/15/09                                      2,000,000        2,025,782
=================================================================================


AUTOMOTIVE RETAIL-0.14%

Autozone Inc.,
  Sr. Unsec. Global Notes,
  6.50%, 01/15/14                                        500,000          489,388
=================================================================================


BIOTECHNOLOGY-0.29%

Amgen Inc.,
  Sr. Unsec. Global Notes,
  6.40%, 02/01/39                                      1,000,000        1,042,631
=================================================================================


BREWERS-0.59%

Anheuser-Busch InBev Worldwide Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.20%, 01/15/14(c)                                   2,000,000        2,108,536
=================================================================================


BROADCASTING-1.90%

Cox Communications Inc.,
  Sr. Unsec. Global Notes,
  4.63%, 01/15/10                                        940,000          935,363
---------------------------------------------------------------------------------
Cox Enterprises, Inc.,
  Sr. Unsec. Notes,
  7.88%, 09/15/10(c)                                     483,000          483,361
---------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Gtd. Notes,
  10.15%, 05/01/12                                     5,250,000        5,318,866
=================================================================================
                                                                        6,737,590
=================================================================================


CABLE & SATELLITE-1.23%

Comcast Corp.,
  Unsec. Gtd. Unsub. Global Notes,
  5.70%, 05/15/18                                      1,430,000        1,392,898
---------------------------------------------------------------------------------
Comcast Holdings Corp.,
  Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12                                     1,725,000        1,869,009
---------------------------------------------------------------------------------
Time Warner Cable Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.75%, 02/14/19                                      1,000,000        1,109,950
=================================================================================
                                                                        4,371,857
=================================================================================


COMPUTER & ELECTRONICS RETAIL-0.53%

Best Buy Co., Inc.,
  Sr. Unsec. Unsub. Global Notes,
  6.75%, 07/15/13                                      2,010,000        1,881,392
=================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.95%

Caterpillar Financial Services Corp.-
  Series F, Sr. Unsec. Floating Rate  Medium-Term
  Notes,
  2.30%, 05/18/09(d)                                   3,380,000        3,365,828
=================================================================================


CONSUMER FINANCE-2.97%

American Express Bank FSB,
  Sr. Unsec. Notes,
  5.50%, 04/16/13                                      1,340,000        1,271,233
---------------------------------------------------------------------------------
American Express Credit Corp., Series C,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  1.80%, 05/27/10(d)                                     890,000          835,419
---------------------------------------------------------------------------------
  Sr. Unsec. Global Medium-Term Notes, 7.30%,
  08/20/13                                             3,695,000        3,803,352
---------------------------------------------------------------------------------
American Express Travel Related Svcs. Co. Inc.,
  Series 6, Sr. Unsec. Euro Medium Term Notes,
  5.50%, 06/01/09                                      2,000,000        1,983,342
---------------------------------------------------------------------------------
Capital One Capital III,
  Jr. Unsec. Gtd. Sub. Notes,
  7.69%, 08/15/36                                        660,000          349,800
---------------------------------------------------------------------------------
HSBC America Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  7.81%, 12/15/26(c)                                   1,500,000        1,212,475
---------------------------------------------------------------------------------
SLM Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  2.10%, 03/16/09(c)(d)                                1,100,000        1,091,782
=================================================================================
                                                                       10,547,403
=================================================================================


DEPARTMENT STORES-1.68%

Macys Retail Holdings Inc.,
  Gtd. Notes,
  7.88%, 07/15/15                                      1,500,000        1,158,975
---------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  6.30%, 04/01/09                                      4,815,000        4,807,359
=================================================================================
                                                                        5,966,334
=================================================================================


DIVERSIFIED BANKS-5.63%

ANZ Capital Trust I,
  Sub. First Tier Bonds,
  4.48%(c)(e)                                          2,725,000        2,148,431
---------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes,
  9.03%, 03/15/29 (Acquired 04/22/05; Cost
  $939,015)(c)                                           750,000          639,270
---------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Centura Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.85%, 06/01/27(c)                                 $   300,000    $     287,666
---------------------------------------------------------------------------------
First Empire Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.23%, 02/01/27                                        195,000          131,179
---------------------------------------------------------------------------------
HBOS PLC (United Kingdom),
  Sr. Unsec. Sub. Notes,
  6.75%, 05/21/18(c)                                   1,000,000          844,829
---------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-
  Series 1, Unsec. Sub. Floating Rate Euro Notes,
  2.13%(d)(e)                                            300,000           98,339
---------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands),
  Jr. Unsec. Gtd. Sub. Second Tier Euro Bonds,
  8.38%(e)                                             1,335,000        1,328,178
---------------------------------------------------------------------------------
National Bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro Deb.,
  3.31%, 08/29/87(d)                                      70,000           35,533
---------------------------------------------------------------------------------
National City Bank,
  Sr. Unsec. Floating Rate Notes,
  3.22%, 02/02/09(d)                                   2,350,000        2,280,381
---------------------------------------------------------------------------------
National Westminster Bank PLC (United Kingdom)-
  Series B, Sr. Unsec. Sub. Floating Rate Euro
  Notes,
  3.31%(d)(e)                                            100,000           30,251
---------------------------------------------------------------------------------
RBS Capital Trust III,
  Unsec. Gtd. Sub. Trust Pfd. Global Capital
  Securities,
  5.51%(e)                                               330,000           74,250
---------------------------------------------------------------------------------
Republic New York Capital I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  7.75%, 11/15/26                                      5,090,000        4,309,593
---------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB (Sweden),
  Jr. Unsec. Sub. Notes,
  7.50%(c)(e)                                            600,000          294,638
---------------------------------------------------------------------------------
Sovereign Bancorp Inc.,
  Sr. Unsec. Floating Rate Global Notes,
  2.46%, 03/01/09(d)                                   2,073,000        2,058,112
---------------------------------------------------------------------------------
VTB Capital S.A. (Luxembourg),
  Sr. Sec. Unsub. Floating Rate Notes,
  4.56%, 11/02/09(c)(d)                                4,000,000        3,815,000
---------------------------------------------------------------------------------
Wells Fargo Capital XV,
  Jr. Unsec. Gtd. Sub. Global Notes,
  9.75%(e)                                             1,710,000        1,607,400
=================================================================================
                                                                       19,983,050
=================================================================================


DIVERSIFIED CAPITAL MARKETS-0.30%

UBS AG (Switzerland),
  Sr. Unsec. Medium-Term Notes,
  5.75%, 04/25/18                                      1,200,000        1,061,055
=================================================================================


DIVERSIFIED METALS & MINING-0.09%

Reynolds Metals Co.,
  Sr. Unsec. Unsub. Medium-Term Notes,
  7.00%, 05/15/09                                        303,000          307,225
=================================================================================


DRUG RETAIL-0.55%

Walgreen Co.,
  Sr. Unsec. Global Notes,
  5.25%, 01/15/19                                      1,940,000        1,955,851
=================================================================================


ELECTRIC UTILITIES-1.00%

Carolina Power & Light Co.,
  Sec. First Mortgage Bonds,
  5.30%, 01/15/19                                        585,000          612,825
---------------------------------------------------------------------------------
DCP Midstream LLC,
  Notes,
  9.70%, 12/01/13(c)                                   1,400,000        1,410,693
---------------------------------------------------------------------------------
Indiana Michigan Power Co.,
  Sr. Notes,
  7.00%, 03/15/19                                      1,000,000          997,262
---------------------------------------------------------------------------------
PECO Energy Co.,
  Sec. First Mortgage Bonds,
  5.95%, 11/01/11                                        500,000          515,052
=================================================================================
                                                                        3,535,832
=================================================================================


FOOD RETAIL-0.96%

Safeway Inc.,
  Sr. Unsec. Unsub. Notes,
  7.50%, 09/15/09                                      3,300,000        3,392,740
=================================================================================


HYPERMARKETS & SUPER CENTERS-0.71%

Wal-Mart Stores Inc.,
  Sr. Unsec. Notes,
  3.00%, 02/03/14                                        570,000          570,414
---------------------------------------------------------------------------------
  4.13%, 02/01/19                                      2,020,000        1,942,041
=================================================================================
                                                                        2,512,455
=================================================================================


INDUSTRIAL CONGLOMERATES-0.83%

General Electric Capital Corp.
  Series A, Sr. Unsec. Floating Rate Medium-Term
  Global Notes,
  2.12%, 12/15/09(d)                                   3,000,000        2,961,899
=================================================================================


INDUSTRIAL MACHINERY-0.13%

ITT Corp.,
  Sr. Unsec. Deb.,
  8.55%, 06/15/09                                        450,000          455,139
=================================================================================


INTEGRATED OIL & GAS-0.49%

ConocoPhillips,
  Global Notes,
  6.50%, 02/01/39                                      1,730,000        1,722,028
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-2.95%

AT&T Inc.,
  Sr. Unsec. Global Bonds,
  6.55%, 02/15/39                                    $ 1,070,000    $   1,076,177
---------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  4.95%, 01/15/13                                      1,270,000        1,296,443
---------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  6.70%, 11/15/13                                      2,000,000        2,154,462
---------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands),
  Sr. Unsec. Gtd. Unsub. Floating Rate Global
  Bonds,
  1.68%, 03/23/09(d)                                     185,000          185,084
---------------------------------------------------------------------------------
Southwestern Bell Telephone L.P.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.20%, 10/15/26                                      1,493,000        1,352,590
---------------------------------------------------------------------------------
Verizon Communications Inc.,
  Sr. Unsec. Unsub. Global Notes,
  8.75%, 11/01/18                                      1,000,000        1,168,676
---------------------------------------------------------------------------------
Verizon New York Inc.,
  Sr. Unsec. Bonds,
  7.00%, 12/01/33                                      2,280,000        1,914,496
---------------------------------------------------------------------------------
Windstream Georgia Communications Corp.,
  Sr. Unsec. Deb.,
  6.50%, 11/15/13                                      1,328,000        1,335,457
=================================================================================
                                                                       10,483,385
=================================================================================


INTERNET RETAIL-0.18%

Expedia, Inc.,
  Sr. Unsec. Gtd. Putable Global Notes,
  7.46%, 08/15/13                                        790,000          647,800
=================================================================================


INVESTMENT BANKING & BROKERAGE-4.18%

Bear Stearns Cos. LLC, (The),
  Sr. Unsec. Unsub. Floating Rate Notes,
  1.49%, 07/19/10(d)                                   2,290,000        2,175,257
---------------------------------------------------------------------------------
Goldman Sachs Group Inc., (The),
  Sr. Unsec. Floating Rate Medium-Term Notes,
  1.58%, 12/23/09(d)                                     790,000          762,342
---------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  6.65%, 05/15/09                                      1,000,000        1,009,662
---------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.15%, 04/01/18                                        660,000          605,264
---------------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37                                      1,450,000        1,120,771
---------------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Notes,
  5.88%, 06/08/14                                      2,710,000        2,184,301
---------------------------------------------------------------------------------
  6.45%, 06/08/27                                        840,000          485,554
---------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18                                      1,930,000        1,856,159
---------------------------------------------------------------------------------
  Series C, Sr. Unsec. Medium-Term Global Notes,
  5.45%, 02/05/13                                      3,530,000        3,385,113
---------------------------------------------------------------------------------
Morgan Stanley, Series F,
  Sr. Unsec. Medium-Term Global Notes,
  5.95%, 12/28/17                                      1,430,000        1,245,926
=================================================================================
                                                                       14,830,349
=================================================================================


LIFE & HEALTH INSURANCE-1.33%

Pacific Life Global Funding,
  Notes,
  5.15%, 04/15/13(c)                                   1,385,000        1,353,861
---------------------------------------------------------------------------------
Prudential Financial, Inc.,
  Jr. Unsec. Sub. Global Notes,
  8.88%, 06/15/38                                      1,640,000        1,105,344
---------------------------------------------------------------------------------
Prudential Holdings, LLC-
  Series B, Sr. Sec. Bonds, (INS-Financial
  Security Assurance Inc.)
  7.25%, 12/18/23(b)(c)                                2,510,000        2,263,919
=================================================================================
                                                                        4,723,124
=================================================================================


MANAGED HEALTH CARE-0.58%

UnitedHealth Group Inc.,
  Sr. Unsec. Notes,
  4.88%, 02/15/13                                      2,120,000        2,054,938
=================================================================================


MORTGAGE BACKED SECURITIES-0.49%

U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Global Notes,
  5.92%, 05/25/12                                      1,678,637        1,745,795
=================================================================================


MOVIES & ENTERTAINMENT-0.18%

Time Warner Cable, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.75%, 07/01/18                                        655,000          642,207
=================================================================================


MULTI-LINE INSURANCE-2.18%

International Lease Finance Corp.,
  Sr. Unsec. Global Notes,
  6.38%, 03/15/09                                      3,940,000        3,875,975
---------------------------------------------------------------------------------
Liberty Mutual Group, Inc.,
  Jr. Gtd. Sub. Notes,
  10.75%, 06/15/58(c)                                    965,000          560,547
---------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
  Sr. Sec. Unsub. Global Notes,
  5.13%, 04/10/13(c)                                   3,460,000        3,317,470
=================================================================================
                                                                        7,753,992
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
MULTI-UTILITIES-0.86%

Dominion Resources Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities Bonds,
  7.83%, 12/01/27                                    $ 1,930,000    $   1,640,822
---------------------------------------------------------------------------------
Pacific Gas & Electric Co.,
  Sr. Unsec. Notes,
  6.25%, 12/01/13                                      1,300,000        1,393,582
=================================================================================
                                                                        3,034,404
=================================================================================


OFFICE ELECTRONICS-0.50%

Xerox Corp.,
  Sr. Unsec. Notes,
  5.65%, 05/15/13                                      1,965,000        1,784,501
=================================================================================


OIL & GAS EXPLORATION & PRODUCTION-1.00%

Petroleos Mexicanos (Mexico),
  Notes,
  8.00%, 05/03/19(c)                                   1,920,000        1,856,346
---------------------------------------------------------------------------------
XTO Energy Inc.,
  Sr. Unsec. Unsub. Notes,
  5.75%, 12/15/13                                      1,690,000        1,683,004
=================================================================================
                                                                        3,539,350
=================================================================================


OIL & GAS REFINING & MARKETING-0.09%

Western Power Distribution Holdings Ltd. (United
  Kingdom),
  Sr. Unsec. Unsub. Notes,
  7.38%, 12/15/28(c)                                     450,000          329,284
=================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.01%

Allstate Life Global Funding Trusts,
  Medium-Term Global Notes,
  5.38%, 04/30/13                                      1,670,000        1,683,351
---------------------------------------------------------------------------------
BankAmerica Capital III,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  1.66%, 01/15/27(d)                                   1,450,000          768,827
---------------------------------------------------------------------------------
General Electric Capital Corp.,
  Series A, Sr. Unsec. Floating Rate Medium-Term
  Notes,
  1.51%, 03/02/09(d)                                   2,333,000        2,325,156
---------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Global Notes,
  6.88%, 01/10/39                                      1,500,000        1,332,857
---------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Global Notes,
  4.75%, 05/01/13                                      1,435,000        1,431,606
---------------------------------------------------------------------------------
  Series 1, Jr. Unsec. Sub. Global Notes,
  7.90%(e)                                             1,660,000        1,228,400
---------------------------------------------------------------------------------
Lazard Group LLC,
  Sr. Unsec. Global Notes,
  6.85%, 06/15/17                                        875,000          603,779
---------------------------------------------------------------------------------
North Fork Capital Trust II,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital Pass
  Through Securities,
  8.00%, 12/15/27                                      2,440,000        1,423,452
---------------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United Kingdom),
  Unsec. Gtd. Sub. Euro Bonds,
  8.00%(e)                                             1,750,000          630,000
---------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-
  Series 1999-2, Class A1, Sr. Unsec. Global
  Bonds,
  9.69%, 08/15/09                                      1,465,950        1,476,227
---------------------------------------------------------------------------------
Regional Diversified Funding,
  Sr. Notes,
  9.25%, 03/15/30(c)                                   1,433,333          573,333
---------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands)-
  Class A-1a, Sr. Sec. Floating Rate Notes,
  1.49%, 01/25/36 (Acquired 03/21/05; Cost
  $391,039)(c)(d)                                        391,093          115,617
---------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs. Notes,
  1.39% (Acquired 12/07/04-10/03/06; Cost
  $1,104,600)(c)(d)(e)(f)                              1,110,000           12,488
---------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  3.23% (Acquired 11/10/06; Cost
  $971,145)(c)(d)(e)                                     970,000           20,613
---------------------------------------------------------------------------------
Windsor Financing LLC,
  Sr. Sec. Gtd. Notes,
  5.88%, 07/15/17(c)                                     618,043          600,598
=================================================================================
                                                                       14,226,304
=================================================================================


PACKAGED FOODS & MEATS-0.92%

Kraft Foods Inc.,
  Sr. Unsec. Global Notes,
  6.13%, 08/23/18                                      1,605,000        1,628,550
---------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.88%, 01/26/39                                      1,605,000        1,644,111
=================================================================================
                                                                        3,272,661
=================================================================================


PAPER PRODUCTS-0.11%

International Paper Co.,
  Sr. Unsec. Unsub. Notes,
  5.13%, 11/15/12                                        430,000          376,434
=================================================================================


PROPERTY & CASUALTY INSURANCE-1.88%

Chubb Corp.,
  Sr. Notes,
  5.75%, 05/15/18                                        660,000          639,786
---------------------------------------------------------------------------------
  Series 1, Sr. Notes, 6.50%, 05/15/38                   660,000          640,329
---------------------------------------------------------------------------------
First American Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.50%, 04/15/12                                      3,265,000        1,637,398
---------------------------------------------------------------------------------
North Front Pass-Through Trust,
  Sec. Pass Through Ctfs.,
  5.81%, 12/15/24(c)                                     900,000          446,144
---------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Gtd. Bonds,
  8.00%, 09/15/34(c)                                   2,197,000        1,484,726
---------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

Oil Insurance Ltd.,
  Notes,
  7.56%(c)(e)                                        $ 4,285,000    $   1,668,201
---------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Australia),
  Sr. Unsec. Unsub. Bonds,
  9.75%, 03/14/14 (Acquired 12/30/08; Cost
  $174,759)(c)                                           175,000          172,476
=================================================================================
                                                                        6,689,060
=================================================================================


RAILROADS-0.14%

Norfolk Southern Corp,
  Sr. Unsec. Notes,
  5.75%, 01/15/16(c)                                     500,000          480,587
=================================================================================


REGIONAL BANKS-3.89%

Banponce Trust I-
  Series A, Jr. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.33%, 02/01/27                                      2,000,000        1,098,746
---------------------------------------------------------------------------------
Cullen/Frost Capital Trust I,
  Jr. Unsec. Gtd. Sub. Floating Rate Notes Deb.,
  3.75%, 03/01/34(d)                                   2,925,000        1,067,625
---------------------------------------------------------------------------------
PNC Capital Trust C,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities Bonds,
  2.77%, 06/01/28(d)                                     125,000           61,254
---------------------------------------------------------------------------------
PNC Preferred Funding Trust I,
  Sr. Unsec. Notes,
  8.70%(c)(e)                                          2,000,000        1,244,601
---------------------------------------------------------------------------------
Popular North America Inc.-
  Series F, Sr. Unsec. Gtd. Medium-Term Notes,
  5.65%, 04/15/09                                        735,000          731,620
---------------------------------------------------------------------------------
Silicon Valley Bank,
  Sr. Unsec. Unsub. Notes,
  5.70%, 06/01/12                                      3,800,000        3,452,880
---------------------------------------------------------------------------------
  Unsec. Sub. Notes,
  6.05%, 06/01/17                                      1,510,000        1,194,141
---------------------------------------------------------------------------------
TCF National Bank,
  Sub. Notes,
  5.00%, 06/15/14                                        125,000           77,212
---------------------------------------------------------------------------------
US AgBank FCB-
  Series 1, Notes,
  6.11% (Acquired 03/15/07; Cost $1,000,000)(c)(e)     1,000,000          619,950
---------------------------------------------------------------------------------
Western Financial Bank,
  Unsec. Sub. Capital Deb.,
  9.63%, 05/15/12                                      4,286,000        4,259,475
=================================================================================
                                                                       13,807,504
=================================================================================


REINSURANCE-0.08%

Stingray Pass-Through Trust,
  Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-07/19/07;
  Cost $2,276,120)(c)                                  2,400,000          288,000
=================================================================================


RESEARCH & CONSULTING SERVICES-0.53%

Erac USA Finance Co.,
  Notes,
  8.00%, 01/15/11(c)                                     500,000          457,323
---------------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(c)                                   1,810,000        1,434,603
=================================================================================
                                                                        1,891,926
=================================================================================


RESTAURANTS-0.43%

McDonald's Corp,
  Sr. Unsec. Medium-Term Notes,
  5.00%, 02/01/19                                        500,000          520,078
---------------------------------------------------------------------------------
  5.70%, 02/01/39                                      1,000,000        1,023,221
=================================================================================
                                                                        1,543,299
=================================================================================


SPECIALIZED FINANCE-0.72%

National Rural Utilities Cooperative Finance
  Corp.,
  Collateral Sec. Trust Pfd. Global Bonds,
  10.38%, 11/01/18                                     2,130,000        2,556,748
=================================================================================


SPECIALIZED REIT'S-0.18%

Health Care REIT Inc.,
  Sr. Unsec. Notes,
  5.88%, 05/15/15                                        905,000          648,227
=================================================================================


SPECIALTY CHEMICALS-0.09%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12                                        350,000          329,108
=================================================================================


STEEL-0.48%

United States Steel Corp.,
  Sr. Unsec. Notes,
  5.65%, 06/01/13                                      2,070,000        1,694,662
=================================================================================


THRIFTS & MORTGAGE FINANCE-0.68%

Countrywide Financial Corp.,
  Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes,
  5.80%, 06/07/12                                      1,940,000        1,901,200
---------------------------------------------------------------------------------
PMI Capital I-Series A,
  Gtd. Trust Pfd. Capital Securities,
  8.31%, 02/01/27                                      1,000,000          506,749
=================================================================================
                                                                        2,407,949
=================================================================================


TOBACCO-1.82%

Altria Group Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.50%, 11/10/13                                      1,800,000        1,982,583
---------------------------------------------------------------------------------
Philip Morris International Inc.,
  Sr. Unsec. Unsub. Global Notes,
  4.88%, 05/16/13                                      2,080,000        2,143,051
---------------------------------------------------------------------------------
  5.65%, 05/16/18                                      2,310,000        2,319,754
=================================================================================
                                                                        6,445,388
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
TRUCKING-0.46%

Stagecoach Transport Holdings PLC (The) (United
  Kingdom),
  Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09                                    $ 1,570,000    $   1,619,787
=================================================================================
     Total Bonds & Notes (Cost $217,150,398)                          188,087,693
=================================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-51.56%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-25.24%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 11/01/38                          9,130,617        9,441,996
---------------------------------------------------------------------------------
  5.50%, 05/01/16 to 06/01/38                         34,211,149       35,051,887
---------------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                             67,953           71,204
---------------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34                          5,286,959        5,642,184
---------------------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                          1,907,347        2,040,857
---------------------------------------------------------------------------------
  6.50%, 10/01/17 to 08/01/34(g)                         328,954          343,920
---------------------------------------------------------------------------------
  5.00%, 07/01/34                                      1,484,819        1,512,103
---------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 02/01/39(h)(i)                               10,609,000       10,855,988
---------------------------------------------------------------------------------
  4.50%, 03/01/39(h)                                  10,000,000       10,012,500
---------------------------------------------------------------------------------
  5.00%, 03/01/39(h)(i)                               14,420,000       14,602,499
=================================================================================
                                                                       89,575,138
=================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-23.57%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 09/01/38                          4,424,299        4,564,911
---------------------------------------------------------------------------------
  7.50%, 11/01/15 to 08/01/36                          2,716,046        2,895,075
---------------------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/34                          2,972,511        3,148,839
---------------------------------------------------------------------------------
  6.50%, 05/01/16 to 01/01/37                          1,039,106        1,091,766
---------------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19                            777,637          799,240
---------------------------------------------------------------------------------
  5.00%, 07/01/18 to 07/01/18(g)                         329,119          338,929
---------------------------------------------------------------------------------
  5.50%, 11/01/18 to 03/01/21                            547,263          566,105
---------------------------------------------------------------------------------
  8.00%, 08/01/21 to 08/01/31                             16,960           17,930
---------------------------------------------------------------------------------
  8.00%, 04/01/32(g)                                      23,279           24,742
---------------------------------------------------------------------------------
  7.00%, 02/01/33(g)                                     184,023          194,878
---------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 02/01/24(h)                                   9,000,000        9,126,558
---------------------------------------------------------------------------------
  5.50%, 02/01/24(h)(i)                                4,000,000        4,121,876
---------------------------------------------------------------------------------
  4.00%, 03/01/24(h)                                   5,000,000        5,010,940
---------------------------------------------------------------------------------
  5.00%, 02/01/39(h)                                  14,000,000       14,234,066
---------------------------------------------------------------------------------
  6.00%, 02/01/39(h)                                   8,582,000        8,846,163
---------------------------------------------------------------------------------
  6.50%, 02/01/39(h)(i)                                9,000,000        9,375,471
---------------------------------------------------------------------------------
  7.00%, 02/01/39(h)(i)                                4,349,000        4,569,168
---------------------------------------------------------------------------------
  4.50%, 03/01/39(h)(i)                                5,000,000        5,017,190
---------------------------------------------------------------------------------
  5.00%, 03/01/39(h)(i)                                9,600,000        9,733,498
=================================================================================
                                                                       83,677,345
=================================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-2.75%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                            107,019          114,082
---------------------------------------------------------------------------------
  8.50%, 02/15/25                                         29,252           31,426
---------------------------------------------------------------------------------
  8.00%, 08/15/25                                          4,339            4,617
---------------------------------------------------------------------------------
  6.56%, 01/15/27                                        238,474          252,703
---------------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/37                          2,190,720        2,312,348
---------------------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33                            419,173          432,885
---------------------------------------------------------------------------------
  6.50%, 01/15/29 to 03/15/37                          4,901,251        5,107,930
---------------------------------------------------------------------------------
  5.50%, 06/15/35 to 06/15/35                          1,158,363        1,189,477
---------------------------------------------------------------------------------
  5.00%, 07/15/35 to 08/15/35                            323,577          330,780
=================================================================================
                                                                        9,776,248
=================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $182,668,074)                          183,028,731
=================================================================================


                                                        SHARES

PREFERRED STOCKS-6.63%

OFFICE SERVICES & SUPPLIES-2.11%

Pitney Bowes International Holdings Inc., Series
  D, 4.85% Pfd.                                               77        7,502,346
=================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-3.58%

Auction Pass Through Trust,
  Series 2007-T2, Class A,
  7.96% Pfd., (Acquired 12/14/07-01/29/08; Cost
  $13,982,872)(c)                                            186        6,975,000
---------------------------------------------------------------------------------
  Series 2007-T3, Class A,
  8.12% Pfd., (Acquired 10/22/07-01/29/08; Cost
  $13,888,869)(c)                                            185        5,735,000
=================================================================================
                                                                       12,710,000
=================================================================================


SPECIALIZED FINANCE-0.17%

Agfirst Farm Credit Bank-Class B,
  6.59% Pfd. (Acquired 06/05/07; Cost
  $1,000,000)(c)                                       1,000,000          595,230
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.77%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                             154,720        2,730,808
=================================================================================
     Total Preferred Stocks (Cost $39,868,670)                         23,538,384
=================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

ASSET-BACKED SECURITIES-4.18%

Bear Stearns Commercial Mortgage Security-Series
   2004-PWR6, Class A6, Pass Through Ctfs.,
  4.83%, 11/11/41                                    $ 1,080,000          938,369
---------------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust-
  Series 2007-A9, Class A9, Pass Through Ctfs.,
  4.95%, 08/15/12                                      4,000,000        3,998,605
---------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust-
  Series 2006-C4, Class C4, Floating Rate Pass
  Through Ctfs.,
  0.65%, 01/09/12(d)                                     250,000          194,543
---------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
Citicorp Lease Pass-Through Trust-
  Series 1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19(c)                                 $ 2,810,000    $   2,400,108
---------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-
  Series 2007-4, Class A1B, Pass Through Ctfs.,
  5.81%, 09/25/37                                      1,807,933        1,699,302
---------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust-
  Series 2005-5, Class A4, Pass Through Ctfs.,
  4.69%, 02/15/11                                      1,412,975        1,414,550
---------------------------------------------------------------------------------
Morgan Stanley Capital I-
  Series 2008-T29, Class A1, Pass Through Ctfs.,
  6.23%, 01/11/43                                      2,431,493        2,176,445
---------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-
  Series 2005-A, Class A4, Pass Through Ctfs.,
  3.82%, 07/15/10                                        430,732          430,291
---------------------------------------------------------------------------------
Option One Mortgage Securities Corp.-
  Series 2007-4A, Floating Rate Notes,
  0.49%, 04/25/12 (Acquired 05/11/07; Cost
  $628,489)(c)(d)                                        628,489          314,244
---------------------------------------------------------------------------------
Structured Asset Securities Corp.,-
  Series 2007-OSI, Class A2, Floating Rate Pass
  Through Ctfs.,
  0.48%, 06/25/37(d)                                   1,268,982        1,037,512
---------------------------------------------------------------------------------
Wirefree Partners III-
  Series 2005-1A, Notes,
  6.00%, 11/17/19 (Acquired 10/12/06; Cost
  $2,296,676)(c)                                       2,321,523          245,482
=================================================================================
     Total Asset-Backed Securities (Cost
       $18,561,601)                                                    14,849,451
=================================================================================


U.S. TREASURY NOTES-2.44%

6.00%, 08/15/09(g)                                       375,000          386,103
---------------------------------------------------------------------------------
2.00%, 02/28/10(j)                                     1,400,000        1,421,000
---------------------------------------------------------------------------------
2.00%, 12/31/13                                        6,965,000        6,864,878
=================================================================================
     Total U.S. Treasury Securities (Cost
       $8,721,446)                                                      8,671,981
=================================================================================


MUNICIPAL OBLIGATIONS-0.17%

Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20(b)                                     390,000          200,842
---------------------------------------------------------------------------------
Industry (City of), California Urban Development
  Agency (Project No. 3); Series 2003, Taxable
  Allocation RB, (INS-MBIA Insurance Corp.) 6.10%,
  05/01/24(b)                                            450,000          380,642
=================================================================================
     Total Municipal Obligations (Cost $849,580)                          581,484
=================================================================================


                                                        SHARES

MONEY MARKET FUNDS-17.09%

Liquid Assets Portfolio-Institutional Class(k)        30,332,695       30,332,695
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(k)              30,332,695       30,332,695
=================================================================================
     Total Money Market Funds (Cost $60,665,390)                       60,665,390
=================================================================================
TOTAL INVESTMENTS-135.06% (Cost $528,485,159)                         479,423,114
=================================================================================
OTHER ASSETS LESS LIABILITIES-(35.06)%                               (124,454,108)
=================================================================================
NET ASSETS-100.00%                                                  $ 354,969,006
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:


Ctfs.  - Certificates
Deb.   - Debentures
GO     - General Obligation Bonds
Gtd.   - Guaranteed
INS    - Insurer



Jr.   - Junior
Pfd.  - Preferred
RB    - Revenue Bonds
REIT  - Real Estate Investment Trust
Sec.  - Secured



Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $51,719,337, which represented 14.57% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.
(e)   Perpetual bond with no specified maturity date.
(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at January 31, 2009 represented less than 0.01% of the Fund's Net Assets.
(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 7.
(h)   Security purchased on forward commitment basis.
(i)   This security is subject to dollar roll transactions. See Note 1I.
(j) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1M and Note 8.
(k) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By security type, based on Total Investments
As of January 31, 2009



-------------------------------------------------------------------------
Bonds & Notes                                                        39.2%
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 38.2
-------------------------------------------------------------------------
Preferred Stocks                                                      4.9
-------------------------------------------------------------------------
Asset-Backed Securities                                               3.1
-------------------------------------------------------------------------
U.S. Treasury Securities                                              1.8
-------------------------------------------------------------------------
Municipal Obligations                                                 0.1
-------------------------------------------------------------------------
Money Market Funds                                                   12.7
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $467,819,769)                           $418,757,724
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       60,665,390
================================================================================
     Total investments (Cost $528,485,159)                           479,423,114
================================================================================
Receivables for:
  Investments sold                                                   102,997,241
--------------------------------------------------------------------------------
  Collateral for credit default swap agreements                          450,000
--------------------------------------------------------------------------------
  Fund shares sold                                                       727,175
--------------------------------------------------------------------------------
  Dividends and Interest                                               3,851,548
--------------------------------------------------------------------------------
Premiums paid on swap agreements                                       2,520,299
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         13,064
--------------------------------------------------------------------------------
Other assets                                                              82,511
================================================================================
     Total assets                                                    590,064,952
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                              231,440,673
--------------------------------------------------------------------------------
  Credit default swap agreements close-out                             1,833,593
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 413,609
--------------------------------------------------------------------------------
  Amount due custodian                                                   133,632
--------------------------------------------------------------------------------
  Dividends                                                              238,035
--------------------------------------------------------------------------------
  Variation margin                                                        35,813
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              93,339
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       167,607
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        32,959
--------------------------------------------------------------------------------
Unrealized depreciation on swap agreements                               706,686
================================================================================
     Total liabilities                                               235,095,946
================================================================================
Net assets applicable to shares outstanding                         $354,969,006
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $442,627,993
--------------------------------------------------------------------------------
Undistributed net investment income                                     (287,430)
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (37,047,270)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (50,324,287)
================================================================================
                                                                    $354,969,006
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 69,587,520
________________________________________________________________________________
================================================================================
Class B                                                             $ 23,320,940
________________________________________________________________________________
================================================================================
Class C                                                             $ 15,059,932
________________________________________________________________________________
================================================================================
Class R                                                             $  1,679,436
________________________________________________________________________________
================================================================================
Class Y                                                             $    471,826
________________________________________________________________________________
================================================================================
Institutional Class                                                 $244,849,352
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                8,324,550
________________________________________________________________________________
================================================================================
Class B                                                                2,789,573
________________________________________________________________________________
================================================================================
Class C                                                                1,801,317
________________________________________________________________________________
================================================================================
Class R                                                                  201,104
________________________________________________________________________________
================================================================================
Class Y                                                                   56,406
________________________________________________________________________________
================================================================================
Institutional Class                                                   29,274,825
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       8.36
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.36 divided by 95.25%)                   $       8.78
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       8.36
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       8.36
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       8.35
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       8.36
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       8.36
________________________________________________________________________________
================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM CORE BOND FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $ 14,162,507
------------------------------------------------------------------------------------------------
Dividends                                                                              1,482,044
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             126,416
================================================================================================
     Total investment income                                                          15,770,967
================================================================================================


EXPENSES:

Advisory fees                                                                            972,188
------------------------------------------------------------------------------------------------
Administrative services fees                                                              68,118
------------------------------------------------------------------------------------------------
Custodian fees                                                                            54,389
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 88,811
------------------------------------------------------------------------------------------------
  Class B                                                                                126,289
------------------------------------------------------------------------------------------------
  Class C                                                                                 68,704
------------------------------------------------------------------------------------------------
  Class R                                                                                  4,282
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                  176,212
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       2,829
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 14,688
------------------------------------------------------------------------------------------------
Other                                                                                    137,957
================================================================================================
     Total expenses                                                                    1,714,467
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (119,875)
================================================================================================
     Net expenses                                                                      1,594,592
================================================================================================
Net investment income                                                                 14,176,375
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (22,522,740)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                   (2,305,223)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                    (10,213,434)
================================================================================================
                                                                                     (35,041,397)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (25,309,089)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (956,797)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                      2,705,263
================================================================================================
                                                                                     (23,560,623)
================================================================================================
Net realized and unrealized gain (loss)                                              (58,602,020)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(44,425,645)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                             JANUARY 31,      JULY 31,
                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $ 14,176,375    $ 27,053,292
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (35,041,397)      7,634,372
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (23,560,623)    (25,932,797)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (44,425,645)      8,754,867
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (3,382,100)     (4,210,435)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,108,354)     (1,581,978)
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (593,487)       (676,450)
--------------------------------------------------------------------------------------------------------
  Class R                                                                        (78,161)        (82,493)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        (13,001)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (13,775,506)    (19,618,285)
========================================================================================================
     Total distributions from net investment income                          (18,950,609)    (26,169,641)
========================================================================================================
Share transactions-net:
  Class A                                                                      5,601,232      17,454,934
--------------------------------------------------------------------------------------------------------
  Class B                                                                        185,282      (3,719,890)
--------------------------------------------------------------------------------------------------------
  Class C                                                                      3,100,713       3,729,448
--------------------------------------------------------------------------------------------------------
  Class R                                                                        267,094         555,866
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        501,638              --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (18,398,147)     26,848,614
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (8,742,188)     44,868,972
========================================================================================================
     Net increase (decrease) in net assets                                   (72,118,442)     27,454,198
========================================================================================================


NET ASSETS:

  Beginning of period                                                        427,087,448     399,633,250
========================================================================================================
  End of period (includes undistributed net investment income of
     $(287,430) and $4,486,804, respectively)                               $354,969,006    $427,087,448
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM CORE BOND FUND

STATEMENT OF CASH FLOWS

For the six months ended January 31, 2009
(Unaudited)




CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase (decrease) in net assets resulting from operations                   $(44,425,645)
================================================================================================


ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET ASSETS TO NET CASH PROVIDED BY OPERATING
  ACTIVITIES:

  Purchases of investments                                                           (57,371,296)
------------------------------------------------------------------------------------------------
  Sales of short-term investments, net                                                12,462,706
------------------------------------------------------------------------------------------------
  Decrease in variation margin receivable                                                432,830
------------------------------------------------------------------------------------------------
  Net cash activity from swap agreements                                              (5,909,035)
------------------------------------------------------------------------------------------------
  Proceeds from disposition of investments and principal payments                    101,393,226
------------------------------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on investments                    (232,602)
------------------------------------------------------------------------------------------------
  Decrease in receivables and other assets                                             1,459,981
------------------------------------------------------------------------------------------------
  Increase in accrued expenses and other payables                                         71,612
------------------------------------------------------------------------------------------------
  Unrealized depreciation on investment securities                                    25,309,089
------------------------------------------------------------------------------------------------
  Net realized loss from investment securities                                        22,522,740
================================================================================================
     Net cash provided by operating activities                                        55,713,606
================================================================================================


CASH PROVIDED BY FINANCING ACTIVITIES:

  Net cash activity from dollar rolls                                                 29,401,053
------------------------------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                                    42,092,870
------------------------------------------------------------------------------------------------
  Decrease in payable for amount due custodian                                          (232,771)
------------------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest reacquired                        (69,539,412)
------------------------------------------------------------------------------------------------
  Dividends paid to shareholders                                                        (420,888)
================================================================================================
     Net cash provided by financing activities                                         1,300,852
================================================================================================
Net increase in cash and cash equivalents                                             57,014,458
================================================================================================
Cash and cash equivalents at beginning of period                                       3,650,932
================================================================================================
Cash and cash equivalents at end of period                                          $ 60,665,390
================================================================================================


NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in reinvestment of dividends paid
     to shareholders                                                                $ 18,378,658
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is maximum total return consistent with preservation of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


16        AIM CORE BOND FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the

17        AIM CORE BOND FUND
      income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of

18        AIM CORE BOND FUND
      the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $500 million                                            0.50%
-------------------------------------------------------------------
Next $500 million                                             0.45%
-------------------------------------------------------------------
Over $1 billion                                               0.40%
___________________________________________________________________
===================================================================



Effective March 4, 2009, the Advisor approved a reduced contractual advisory fee schedule based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.40%
-------------------------------------------------------------------
Next $500 million                                            0.375%
-------------------------------------------------------------------
Next $1.5 billion                                            0.35%
-------------------------------------------------------------------
Next $2.5 billion                                            0.325%
-------------------------------------------------------------------
Over $5 billion                                              0.30%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 0.75% of average daily net assets, respectively, through at least June 30, 2009. Effective March 4, 2009, the Advisor has contractually agreed to decrease expense limits for each share class by 0.20%, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Also, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.


19        AIM CORE BOND FUND

  For the six months ended January 31, 2009, the Advisor waived advisory fees of $4,290 and reimbursed class level expenses of $71,771, $25,515, $13,881, $1,730,
$371 for Class A, Class B, Class C, Class R and Class Y, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $247.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $12,126 in front-end sales commissions from the sale of Class A shares and $0, $21,514 and $1,141 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $ 63,396,198       $  (555,556)
-------------------------------------------------------
Level 2                   415,453,582          (706,686)
-------------------------------------------------------
Level 3                       573,334                --
=======================================================
                         $479,423,114       $(1,262,242)
_______________________________________________________
=======================================================




* Other investments include futures and swap agreements, which are included at unrealized appreciation/(depreciation).


20        AIM CORE BOND FUND

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,070.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $2,217 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--FUTURES CONTRACTS AT PERIOD-END


                                                 OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                        NUMBER OF          MONTH/                          APPRECIATION
CONTRACT                                                CONTRACTS        COMMITMENT          VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                134        March-2009/Long     $16,438,031        $(348,886)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                    34        March-2009/Long       4,307,906         (206,670)
========================================================================================================================
  Total                                                                                   $20,745,937        $(555,556)
________________________________________________________________________________________________________________________
========================================================================================================================



NOTE 8--CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END


                                             OPEN CREDIT DEFAULT SWAP AGREEMENTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET VALUE
                                                                                      IMPLIED     NOTIONAL      UNREALIZED
                                         BUY/SELL     (PAY)/RECEIVE    EXPIRATION      CREDIT      AMOUNT      APPRECIATION
REFERENCE ENTITY     COUNTERPARTY       PROTECTION      FIXED RATE        DATE       SPREAD(a)      (000)     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Assured Guaranty
  Corp.              Merrill Lynch         Sell            5.00%        03/20/09       33.15%     $  2,845       $(104,905)
                     International
----------------------------------------------------------------------------------------------------------------------------
iStar Financial
  Inc.               UBS AG                Sell            5.00%(b)     03/20/09       91.01%        2,880        (277,074)
============================================================================================================================
  Subtotal                                                                                        $  5,725       $(381,979)
============================================================================================================================
CDX North America
  Investment Grade
  Index -- Series
  11                 Bank of America        Buy           (1.50%)(c)    12/20/13        1.97%     $ 24,000       $(177,096)
----------------------------------------------------------------------------------------------------------------------------
CDX North America
  Investment Grade
  Index -- Series
  11                 Morgan Stanley         Buy           (1.50%)(d)    12/20/13        1.97%       24,000        (196,973)
----------------------------------------------------------------------------------------------------------------------------
CDX North America
  Investment Grade
  Index -- Series
  11                 UBS AG                 Buy           (1.50%)(e)    12/20/13        1.97%       61,000          49,362
============================================================================================================================
  Subtotal                                                                                        $109,000       $(324,707)
============================================================================================================================
     Total Credit Default Swap Agreements                                                                        $(706,686)
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an

21        AIM CORE BOND FUND
     improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)  Unamortized premium at period-end of $31,318.
(c)  Unamortized discount at period-end of $667,588.
(d)  Unamortized discount at period-end of $687,465.
(e)  Unamortized discount at period-end of $1,196,564.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                       $1,145,028
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                        1,105,888
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                           89,789
===============================================================================================
Total capital loss carryforward                                                     $2,340,705
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $133,566,343 and $177,568,807, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  5,176,861
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (54,959,145)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(49,782,284)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $529,205,398.




22        AIM CORE BOND FUND

NOTE 11--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                 JANUARY 31, 2009(a)                JULY 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,116,431     $ 18,819,271      5,678,688     $ 57,702,170
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       645,398        5,805,424      1,494,704       15,201,206
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       678,992        6,009,353        978,233        9,894,535
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        51,552          458,257         85,450          862,592
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     56,506          502,746             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           939,614        8,489,936      4,485,046       45,330,445
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       340,831        3,015,207        369,847        3,721,781
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       110,848          979,449        137,873        1,388,836
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        58,789          520,039         59,641          599,878
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         8,912           78,530          8,199           82,325
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         1,518           12,963             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,557,455       13,772,470      1,946,844       19,617,539
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       274,966        2,431,478        604,321        6,095,310
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (274,859)      (2,431,478)      (604,249)      (6,095,310)
========================================================================================================================
Reacquired:
  Class A(b)                                                 (2,101,808)     (18,664,724)    (4,987,486)     (50,064,327)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (465,402)      (4,168,113)    (1,413,545)     (14,214,622)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (383,051)      (3,428,679)      (669,469)      (6,764,965)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (30,632)        (269,693)       (38,688)        (389,051)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (1,618)         (14,071)            --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (4,682,296)     (40,660,553)    (3,770,069)     (38,099,370)
========================================================================================================================
     Net increase (decrease) in share activity               (1,097,854)    $ (8,742,188)     4,365,340     $ 44,868,972
________________________________________________________________________________________________________________________
========================================================================================================================



(a) 67% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

CLASS                                                                         SHARES       AMOUNT
--------------------------------------------------------------------------------------------------
Class Y                                                                       48,577     $ 433,795
--------------------------------------------------------------------------------------------------
Class A                                                                      (48,577)     (433,795)
__________________________________________________________________________________________________
==================================================================================================



NOTE 12--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


23        AIM CORE BOND FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    $ 9.80      $0.32(c)     $(1.33)      $(1.01)     $(0.43)       $   --         $(0.43)      $ 8.36
Year ended 07/31/08           10.19       0.62(c)      (0.41)        0.21       (0.60)           --          (0.60)        9.80
Year ended 07/31/07           10.20       0.53         (0.01)        0.52       (0.53)           --          (0.53)       10.19
Year ended 07/31/06           10.47       0.44         (0.28)        0.16       (0.43)        (0.00)         (0.43)       10.20
Year ended 07/31/05           10.45       0.32          0.15         0.47       (0.33)        (0.12)         (0.45)       10.47
Year ended 07/31/04           10.35       0.31          0.25         0.56       (0.36)        (0.10)         (0.46)       10.45
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09      9.80       0.29(c)      (1.33)       (1.04)      (0.40)           --          (0.40)        8.36
Year ended 07/31/08           10.20       0.55(c)      (0.42)        0.13       (0.53)           --          (0.53)        9.80
Year ended 07/31/07           10.20       0.45          0.00         0.45       (0.45)           --          (0.45)       10.20
Year ended 07/31/06           10.47       0.37         (0.28)        0.09       (0.36)        (0.00)         (0.36)       10.20
Year ended 07/31/05           10.45       0.24          0.15         0.39       (0.25)        (0.12)         (0.37)       10.47
Year ended 07/31/04           10.35       0.22          0.26         0.48       (0.29)        (0.09)         (0.38)       10.45
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09      9.81       0.29(c)      (1.34)       (1.05)      (0.40)           --          (0.40)        8.36
Year ended 07/31/08           10.20       0.55(c)      (0.41)        0.14       (0.53)           --          (0.53)        9.81
Year ended 07/31/07           10.20       0.45          0.00         0.45       (0.45)           --          (0.45)       10.20
Year ended 07/31/06           10.47       0.37         (0.28)        0.09       (0.36)        (0.00)         (0.36)       10.20
Year ended 07/31/05           10.45       0.24          0.15         0.39       (0.25)        (0.12)         (0.37)       10.47
Year ended 07/31/04           10.35       0.22          0.26         0.48       (0.29)        (0.09)         (0.38)       10.45
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09      9.79       0.31(c)      (1.33)       (1.02)      (0.42)           --          (0.42)        8.35
Year ended 07/31/08           10.19       0.60(c)      (0.42)        0.18       (0.58)           --          (0.58)        9.79
Year ended 07/31/07           10.19       0.50          0.01         0.51       (0.51)           --          (0.51)       10.19
Year ended 07/31/06           10.45       0.41         (0.26)        0.15       (0.41)        (0.00)         (0.41)       10.19
Year ended 07/31/05           10.44       0.29          0.14         0.43       (0.30)        (0.12)         (0.42)       10.45
Year ended 07/31/04(e)        10.42(e)    0.08          0.02         0.10       (0.08)           --          (0.08)       10.44
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                  8.93(e)    0.21(c)      (0.53)       (0.32)      (0.25)           --          (0.25)        8.36
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09      9.81       0.34(c)      (1.34)       (1.00)      (0.45)           --          (0.45)        8.36
Year ended 07/31/08           10.20       0.66(c)      (0.41)        0.25       (0.64)           --          (0.64)        9.81
Year ended 07/31/07           10.20       0.56          0.01         0.57       (0.57)           --          (0.57)       10.20
Year ended 07/31/06           10.47       0.47         (0.28)        0.19       (0.46)        (0.00)         (0.46)       10.20
Year ended 07/31/05           10.45       0.34          0.15         0.49       (0.35)        (0.12)         (0.47)       10.47
Year ended 07/31/04(e)        10.42(e)    0.09          0.03         0.12       (0.09)           --          (0.09)       10.45
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(b)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    (10.45)%    $ 69,588           1.00%(d)          1.20%(d)       7.11%(d)       41%
Year ended 07/31/08            2.09        75,431           1.02              1.17           6.15           79
Year ended 07/31/07            5.18        61,457           1.01              1.20           5.13          118
Year ended 07/31/06            1.62        92,434           1.01              1.31           4.32           95
Year ended 07/31/05            4.57        75,264           1.01              1.48           3.04          180
Year ended 07/31/04            5.45        35,948           1.00              1.57           2.87          338
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09    (10.80)       23,321           1.75(d)           1.95(d)        6.36(d)        41
Year ended 07/31/08            1.23        27,192           1.77              1.92           5.40           79
Year ended 07/31/07            4.51        32,207           1.76              1.95           4.38          118
Year ended 07/31/06            0.86        36,741           1.76              2.06           3.57           95
Year ended 07/31/05            3.80        43,865           1.76              2.14           2.29          180
Year ended 07/31/04            4.67        44,047           1.75              2.22           2.12          338
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09    (10.89)       15,060           1.75(d)           1.95(d)        6.36(d)        41
Year ended 07/31/08            1.33        14,184           1.77              1.92           5.40           79
Year ended 07/31/07            4.50        10,993           1.76              1.95           4.38          118
Year ended 07/31/06            0.86         9,805           1.76              2.06           3.57           95
Year ended 07/31/05            3.80         8,573           1.76              2.14           2.29          180
Year ended 07/31/04            4.67         8,649           1.75              2.22           2.12          338
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09    (10.58)        1,679           1.25(d)           1.45(d)        6.86(d)        41
Year ended 07/31/08            1.73         1,677           1.27              1.42           5.90           79
Year ended 07/31/07            5.02         1,185           1.26              1.45           4.88          118
Year ended 07/31/06            1.47           692           1.26              1.56           4.07           95
Year ended 07/31/05            4.21           318           1.26              1.64           2.79          180
Year ended 07/31/04(e)         0.92           108           1.25(f)           1.39(f)        2.62(f)       338
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                 (3.64)          472           0.75(d)           1.00(d)        7.36(d)        41
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09    (10.37)      244,849           0.64(d)           0.64(d)        7.47(d)        41
Year ended 07/31/08            2.49       308,602           0.62              0.62           6.55           79
Year ended 07/31/07            5.65       293,792           0.64              0.64           5.50          118
Year ended 07/31/06            1.91       171,975           0.72              0.72           4.61           95
Year ended 07/31/05            4.84        97,190           0.75              0.79           3.30          180
Year ended 07/31/04(e)         1.15        13,415           0.51(f)           0.63(f)        3.36(f)       338
__________________________________________________________________________________________________________________
==================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $70,469, $25,052, $13,629, $1,699, $462 and $274,559 for Class A, Class
     B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e) Commencement date of Class R and Institutional Class shares was April 30, 2004. Commencement date of Class Y shares was October 3, 2008
(f)  Annualized.


24        AIM CORE BOND FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


25        AIM CORE BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)  PERIOD(2,4)    (01/31/09)   PERIOD(2,5)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $894.50        $4.78       $1,020.16       $5.09        1.00%
---------------------------------------------------------------------------------------------------
        B            1,000.00        892.00         8.35        1,016.38        8.89        1.75
---------------------------------------------------------------------------------------------------
        C            1,000.00        891.10         8.34        1,016.38        8.89        1.75
---------------------------------------------------------------------------------------------------
        R            1,000.00        894.20         5.97        1,018.90        6.36        1.25
---------------------------------------------------------------------------------------------------
        Y            1,000.00        963.60         2.44        1,021.42        3.82        0.75
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008 through January 31, 2009 for the Y Class shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Y Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Y Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Effective on March 4, 2009, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.40% (for average net assets up to $500 million) to 0.30% (for average net assets over $5 billion). Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class A, Class B, Class C, Class R and Class Y shares to 0.80%, 1.55%, 1.55%, 1.05% and 0.55% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.80%, 1.55%, 1.55%, 1.05% and 0.55% for the Class A, Class B, Class C,
    Class R and Y Class shares, respectively.
(4) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.82, $7.39, $7.39, $5.01 and $1.79 for the Class A, Class B, Class C, Class R and Y Class shares, respectively.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Y Class shares of the Fund and other funds because such data is based on a full six month period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $4.08, $7.88, $7.88, $5.35 and $2.80 for the Class A, Class B, Class C, Class R and Y Class shares, respectively.

DISTRIBUTION INFORMATION

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2008. Subsequently, certain of these estimates have been corrected. Listed below are the corrected sources of this distribution, determined in accordance with generally accepted accounting principles ("GAAP").

                                                                 NET    GAIN FROM SALE  RETURN OF      TOTAL
                                                                INCOME   OF SECURITIES  PRINCIPAL  DISTRIBUTION
---------------------------------------------------------------------------------------------------------------
12/31/08   Class A                                             $0.0576      $0.000        $0.000      $0.0576
---------------------------------------------------------------------------------------------------------------
12/31/08   Class B                                             $0.0522      $0.000        $0.000      $0.0522
---------------------------------------------------------------------------------------------------------------
12/31/08   Class C                                             $0.0522      $0.000        $0.000      $0.0522
---------------------------------------------------------------------------------------------------------------
12/31/08   Class R                                             $0.0557      $0.000        $0.000      $0.0557
---------------------------------------------------------------------------------------------------------------
12/31/08   Class Y                                             $0.0594      $0.000        $0.000      $0.0594
---------------------------------------------------------------------------------------------------------------
12/31/08   Institutional Class                                 $0.0600      $0.000        $0.000      $0.0600
_______________________________________________________________________________________________________________
===============================================================================================================




  Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. The tax treatment of distributions was set forth in a Form 1099-DIV for the 2008 calendar year. This information is being provided to comply with certain U.S. Securities and Exchange Commission requirements.

Supplement to Semiannual Report dated 1/31/09

AIM CORE BOND FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

Inception                                2.66%
  5 Years                                0.88
  1 Year                               -10.95
  6 Months*                            -10.37

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

Inception                           3.10%
  5 Years                           1.65
  1 Year                           -7.87
  6 Months*                        -8.06

*     Cumulative total return that has not been annualized

Institutional Class shares' inception date is April 30, 2004. Returns since that date are historical returns. All other returns are blended returns of historical Institutional Class share performance and restated Class A share performance (for periods prior to the inception date of Institutional Class shares) at net asset value (NAV) and reflect the Rule 12b-1 fees applicable to Class A shares. Class A shares' inception date is December 31, 2001.

      Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.52%. The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      Had the advisor not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   CBD-INS-2    Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)  PERIOD(2,4)    (01/31/09)   PERIOD(2,5)   RATIO(3)
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $896.30        $3.06       $1,021.98       $3.26        0.64%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective on March 4, 2009, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.40% (for average net assets up to $500 million) to 0.30% (for average net assets over $5 billion). Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Institutional Class shares to 0.55% of average daily net assets. The annualized expense ratio restated as if these agreements had been in effect throughout the entire most recent fiscal half year is 0.54% for the Institutional Class.
(4) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.58 for the Institutional Class shares.
(5) The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $2.75 for the Institutional Class shares.


AIM CORE BOND FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH eDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Manage-ment, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
 - SERVICE MARK -

            invescoaim.com     CBD-SAR-1      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
 -SERVICE MARK-

AIM DYNAMICS FUND
Semiannual Report to Shareholders - January 31, 2009

                                        [MOUNTAIN GRAPHIC]

2    Fund Performance
4    Letters to Shareholders
5    Schedule of Investments
8    Financial Statements
11   Notes to Financial Statements
17   Financial Highlights
19   Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                           -39.88%
Class B Shares                                           -40.05
Class C Shares                                           -40.04
Class R Shares                                           -39.93
Class Y Shares*                                          -39.80
Investor Class Shares                                    -39.85
S&P 500 Index+ (Broad Market Index)                      -33.96
Russell Midcap Growth Index+ (Style-Specific Index)      -40.69
Lipper Mid-Cap Growth Funds Index+ (Peer Group Index)    -39.52

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

      The RUSSELL MIDCAP--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

      The LIPPER MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mid-Cap Growth Funds category. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2     AIM DYNAMICS FUND

AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/09, including maximum applicable sales charges

CLASS A SHARES
Inception (3/28/02)      -3.97%
 5 Years                 -5.19
 1 Year                 -45.92

CLASS B SHARES
Inception (3/28/02)      -3.89%
 5 Years                 -5.18
 1 Year                 -46.02

CLASS C SHARES
Inception (2/14/00)      -9.54%
 5 Years                 -4.79
 1 Year                 -43.74

CLASS R SHARES
Inception (10/25/05)     -9.80%
 1 Year                 -42.92

CLASS Y SHARES
10 Years                 -2.52%
 5 Years                 -4.08
 1 Year                 -42.72

INVESTOR CLASS SHARES
Inception (9/15/67)       7.38%
10 Years                 -2.52
 5 Years                 -4.09
 1 Year                 -42.77

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (3/28/02)      -3.62%
 5 Years                 -4.19
 1 Year                 -50.00

CLASS B SHARES
Inception (3/28/02)      -3.54%
 5 Years                 -4.18
 1 Year                 -50.11

CLASS C SHARES
Inception (2/14/00)      -9.35%
 5 Years                 -3.80
 1 Year                 -48.02

CLASS R SHARES
Inception (10/25/05)     -9.24%
 1 Year                 -47.20

CLASS Y SHARES
10 Years                 -1.70%
 5 Years                 -3.06
 1 Year                 -47.06

INVESTOR CLASS SHARES
Inception (9/15/67)       7.47%
10 Years                 -1.70
 5 Years                 -3.06
 1 Year                 -47.06

CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED INVESTOR CLASS SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED INVESTOR CLASS SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO INVESTOR CLASS SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY INVESTOR CLASS SHARES. INVESTOR CLASS SHARES' INCEPTION DATE IS SEPTEMBER 15, 1967.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLAUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R, CLASS Y AND INVESTOR CLASS SHARES WAS 1.05%, 1.80%, 1.80%, 1.30%, 0.80% AND 1.05%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES AND INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES IN THE PAST ON CLASS B, CLASS C AND INVESTOR CLASS SHARES, PERFORMANCE WOULD HAVE BEEN LOWER.

3     AIM DYNAMICS FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.


      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

-s- BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

-s- PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4     AIM DYNAMICS FUND

SCHEDULE OF INVESTMENTS(a)

January 31, 2009
(Unaudited)




                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.01%

AEROSPACE & DEFENSE-0.55%

Precision Castparts Corp.                                 69,743    $  4,529,808
================================================================================


APPAREL RETAIL-1.71%

Aeropostale, Inc.(b)                                     262,136       5,533,691
--------------------------------------------------------------------------------
Guess?, Inc.                                             257,164       4,137,769
--------------------------------------------------------------------------------
Urban Outfitters, Inc.(b)                                289,762       4,514,492
================================================================================
                                                                      14,185,952
================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-1.43%

Gildan Activewear Inc. (Canada)(b)                       414,283       4,424,516
--------------------------------------------------------------------------------
Hanesbrands, Inc.(b)                                     825,056       7,417,254
================================================================================
                                                                      11,841,770
================================================================================


APPLICATION SOFTWARE-4.54%

Adobe Systems Inc.(b)                                    271,212       5,237,104
--------------------------------------------------------------------------------
Amdocs Ltd.(b)                                           488,015       8,257,214
--------------------------------------------------------------------------------
ANSYS, Inc.(b)                                           328,956       8,177,846
--------------------------------------------------------------------------------
Solera Holdings Inc.(b)                                  661,451      15,934,354
================================================================================
                                                                      37,606,518
================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.21%

Affiliated Managers Group, Inc.(b)                       250,521      10,068,439
================================================================================


AUTOMOTIVE RETAIL-1.04%

O'Reilly Automotive, Inc.(b)                             297,176       8,638,906
================================================================================


BIOTECHNOLOGY-2.23%

Genzyme Corp.(b)                                         137,853       9,500,829
--------------------------------------------------------------------------------
United Therapeutics Corp.(b)                             132,000       8,969,400
================================================================================
                                                                      18,470,229
================================================================================


CASINOS & GAMING-0.86%

Scientific Games Corp.-Class A(b)                        564,561       7,096,532
================================================================================


COMMUNICATIONS EQUIPMENT-0.21%

Juniper Networks, Inc.(b)                                123,365       1,746,848
================================================================================


COMPUTER & ELECTRONICS RETAIL-1.27%

Best Buy Co., Inc.                                        73,965       2,072,499
--------------------------------------------------------------------------------
GameStop Corp.-Class A(b)                                342,825       8,495,204
================================================================================
                                                                      10,567,703
================================================================================


COMPUTER STORAGE & PERIPHERALS-1.99%

NetApp, Inc.(b)                                          573,207       8,500,660
--------------------------------------------------------------------------------
Western Digital Corp.(b)                                 541,670       7,951,715
================================================================================
                                                                      16,452,375
================================================================================


                                                        SHARES          VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.24%

Quanta Services, Inc.(b)                                 464,668    $  9,934,602
--------------------------------------------------------------------------------
Shaw Group Inc. (The)(b)                                 311,504       8,659,811
================================================================================
                                                                      18,594,413
================================================================================


CONSUMER FINANCE-1.53%

SLM Corp.(b)                                           1,105,688      12,660,128
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.66%

Alliance Data Systems Corp.(b)                           326,654      13,585,540
--------------------------------------------------------------------------------
Hewitt Associates, Inc.-Class A(b)                       297,410       8,440,496
================================================================================
                                                                      22,026,036
================================================================================


DISTRIBUTORS-1.28%

LKQ Corp.(b)                                             915,961      10,579,350
================================================================================


DIVERSIFIED METALS & MINING-0.25%

Freeport-McMoRan Copper & Gold, Inc.(b)                   81,554       2,050,268
================================================================================


DIVERSIFIED SUPPORT SERVICES-0.82%

Copart, Inc.(b)                                          280,810       6,764,713
================================================================================


DRUG RETAIL-1.03%

Shoppers Drug Mart Corp. (Canada)                        231,347       8,547,737
================================================================================


EDUCATION SERVICES-4.10%

Apollo Group Inc.-Class A(b)                             173,892      14,165,243
--------------------------------------------------------------------------------
DeVry, Inc.                                               79,145       4,240,589
--------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                        127,206      15,584,007
================================================================================
                                                                      33,989,839
================================================================================


ELECTRONIC COMPONENTS-1.27%

Amphenol Corp.-Class A                                   401,352      10,495,355
================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-3.29%

Republic Services, Inc.                                  712,350      18,421,371
--------------------------------------------------------------------------------
Waste Management, Inc.                                   283,674       8,847,792
================================================================================
                                                                      27,269,163
================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.70%

Intrepid Potash, Inc.(b)                                 181,990       3,708,956
--------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)                27,404       2,055,637
================================================================================
                                                                       5,764,593
================================================================================


GENERAL MERCHANDISE STORES-1.07%

Dollar Tree, Inc.(b)                                     207,949       8,881,502
================================================================================


HEALTH CARE SERVICES-5.09%

Amedisys, Inc.(b)                                        169,702       6,996,813
--------------------------------------------------------------------------------
DaVita, Inc.(b)                                          185,535       8,720,145
--------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                 186,551      10,028,982
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM DYNAMICS FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
HEALTH CARE SERVICES-(CONTINUED)

Fresenius Medical Care AG & Co. KGaA (Germany)           188,550    $  8,447,407
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)                  135,159       8,001,413
================================================================================
                                                                      42,194,760
================================================================================


HOME ENTERTAINMENT SOFTWARE-0.58%

Activision Blizzard, Inc.(b)                             552,707       4,841,713
================================================================================


HOUSEHOLD APPLIANCES-0.93%

Stanley Works (The)                                      246,776       7,714,218
================================================================================


HOUSEWARES & SPECIALTIES-1.06%

Jarden Corp.(b)                                          841,410       8,775,906
================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.95%

Robert Half International, Inc.                          465,475       7,889,801
================================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.13%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $13,478,402)(b)(c)                                     962,743      14,441,145
--------------------------------------------------------------------------------
NRG Energy, Inc.(b)                                      493,207      11,521,316
================================================================================
                                                                      25,962,461
================================================================================


INVESTMENT BANKING & BROKERAGE-3.82%

Lazard Ltd.-Class A                                      408,010      10,812,265
--------------------------------------------------------------------------------
Morgan Stanley                                           633,726      12,820,277
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp.(b)                           710,362       7,984,469
================================================================================
                                                                      31,617,011
================================================================================


IT CONSULTING & OTHER SERVICES-1.28%

Cognizant Technology Solutions Corp.-Class A(b)          566,088      10,602,828
================================================================================


LIFE SCIENCES TOOLS & SERVICES-2.23%

Pharmaceutical Product Development, Inc.                 409,717       9,788,139
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                        241,750       8,686,078
================================================================================
                                                                      18,474,217
================================================================================


MANAGED HEALTH CARE-1.84%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $18,389,812)(b)(c)                                   1,340,000       2,010,000
--------------------------------------------------------------------------------
Humana Inc.(b)                                           348,597      13,222,284
================================================================================
                                                                      15,232,284
================================================================================


METAL & GLASS CONTAINERS-4.15%

Crown Holdings, Inc.(b)                                  768,305      14,405,719
--------------------------------------------------------------------------------
Owens-Illinois, Inc.(b)                                  441,762       8,393,478
--------------------------------------------------------------------------------
Pactiv Corp.(b)                                          536,450      11,598,049
================================================================================
                                                                      34,397,246
================================================================================


OIL & GAS DRILLING-0.79%

Transocean Ltd. (Switzerland)(b)                         119,354       6,519,115
================================================================================


OIL & GAS EQUIPMENT & SERVICES-1.65%

IHS Inc.-Class A(b)                                      311,314      13,635,553
================================================================================


OIL & GAS EXPLORATION & PRODUCTION-4.68%

Continental Resources, Inc.(b)                           409,989       8,474,473
--------------------------------------------------------------------------------
Petrohawk Energy Corp.(b)                                475,629       9,374,647
--------------------------------------------------------------------------------
Range Resources Corp.                                    258,793       9,275,141
--------------------------------------------------------------------------------
Southwestern Energy Co.                                  368,335      11,657,803
================================================================================
                                                                      38,782,064
================================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.97%

Williams Cos., Inc. (The)                                567,601       8,031,554
================================================================================


PERSONAL PRODUCTS-2.01%

Chattem, Inc.(b)                                         134,116       9,066,241
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                     287,931       7,558,189
================================================================================
                                                                      16,624,430
================================================================================


PUBLISHING-1.16%

McGraw-Hill Cos., Inc. (The)                             436,381       9,596,018
================================================================================


RESEARCH & CONSULTING SERVICES-1.17%

Equifax Inc.                                             391,287       9,672,615
================================================================================


RESTAURANTS-1.16%

Burger King Holdings Inc.                                433,408       9,643,328
================================================================================


SECURITY & ALARM SERVICES-1.43%

Corrections Corp. of America(b)                          857,144      11,811,444
================================================================================


SEMICONDUCTOR EQUIPMENT-1.86%

ASML Holding N.V. (Netherlands)                          499,144       8,310,132
--------------------------------------------------------------------------------
Lam Research Corp.(b)                                    352,339       7,120,771
================================================================================
                                                                      15,430,903
================================================================================


SEMICONDUCTORS-2.42%

Altera Corp.                                             391,486       6,021,055
--------------------------------------------------------------------------------
Intersil Corp.-Class A                                   782,056       7,280,941
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                          507,971       6,720,456
================================================================================
                                                                      20,022,452
================================================================================


SPECIALIZED FINANCE-2.68%

IntercontinentalExchange Inc.(b)                          55,951       3,185,290
--------------------------------------------------------------------------------
Moody's Corp.                                            620,243      13,285,605
--------------------------------------------------------------------------------
MSCI Inc.-Class A(b)                                     331,583       5,756,281
================================================================================
                                                                      22,227,176
================================================================================


SPECIALTY STORES-0.45%

Ulta Salon, Cosmetics & Fragrance, Inc.(b)               643,061       3,749,046
================================================================================


STEEL-0.50%

Nucor Corp.                                              102,122       4,165,556
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM DYNAMICS FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE-4.15%

CA Inc.                                                  503,881    $  9,064,819
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Israel)(b)       517,660      11,735,352
--------------------------------------------------------------------------------
McAfee Inc.(b)                                           445,091      13,570,825
================================================================================
                                                                      34,370,996
================================================================================


TRADING COMPANIES & DISTRIBUTORS-1.00%

Fastenal Co.                                             241,786       8,264,245
================================================================================


TRUCKING-3.38%

Con-way Inc.                                             304,957       6,718,203
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                     339,094       7,551,623
--------------------------------------------------------------------------------
Landstar System, Inc.                                    384,147      13,779,353
================================================================================
                                                                      28,049,179
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.21%

American Tower Corp.-Class A(b)                          459,358      13,936,922
--------------------------------------------------------------------------------
Crown Castle International Corp.(b)                      223,990       4,372,285
================================================================================
                                                                      18,309,207
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,057,132,846)                                         795,435,503
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT
U.S. TREASURY BILLS-0.17%

  1.82%, 03/05/09(d) (Cost $1,397,735)               $ 1,400,000       1,397,735
================================================================================


                                                        SHARES

MONEY MARKET FUNDS-3.34%

Liquid Assets Portfolio-Institutional Class(e)        13,834,880      13,834,880
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              13,834,880      13,834,880
================================================================================
     Total Money Market Funds (Cost $27,669,760)                      27,669,760
================================================================================
TOTAL INVESTMENTS-99.52% (Cost $1,086,200,341)                       824,502,998
================================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                                    3,970,263
================================================================================
NET ASSETS-100.00%                                                  $828,473,261
________________________________________________________________________________
================================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $16,451,145, which represented 1.99% of the Fund's Net Assets.
(d) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of January 31, 2009



-------------------------------------------------------------------------
Information Technology                                               21.0%
-------------------------------------------------------------------------
Consumer Discretionary                                               17.5
-------------------------------------------------------------------------
Industrials                                                          14.8
-------------------------------------------------------------------------
Health Care                                                          11.4
-------------------------------------------------------------------------
Financials                                                            9.3
-------------------------------------------------------------------------
Energy                                                                8.1
-------------------------------------------------------------------------
Materials                                                             5.6
-------------------------------------------------------------------------
Utilities                                                             3.1
-------------------------------------------------------------------------
Consumer Staples                                                      3.0
-------------------------------------------------------------------------
Telecommunication Services                                            2.2
-------------------------------------------------------------------------
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         4.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM DYNAMICS FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,058,530,581)                        $   796,833,238
--------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                    27,669,760
========================================================
     Total investments (Cost
       $1,086,200,341)                       824,502,998
========================================================
Foreign currencies, at value (Cost
  $2,158,013)                                  2,152,855
--------------------------------------------------------
Receivables for:
  Investments sold                            15,647,386
--------------------------------------------------------
  Fund shares sold                               622,253
--------------------------------------------------------
  Dividends                                      185,765
--------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              187,537
--------------------------------------------------------
Other assets                                     101,163
========================================================
     Total assets                            843,399,957
________________________________________________________
========================================================


LIABILITIES:

Payables for:
  Investments purchased                       12,455,117
--------------------------------------------------------
  Fund shares reacquired                       1,292,812
--------------------------------------------------------
  Accrued fees to affiliates                     697,301
--------------------------------------------------------
  Accrued other operating expenses               120,395
--------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               361,071
========================================================
     Total liabilities                        14,926,696
========================================================
Net assets applicable to shares
  outstanding                            $   828,473,261
________________________________________________________
========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $ 3,490,867,139
--------------------------------------------------------
Undistributed net investment income
  (loss)                                      (3,804,094)
--------------------------------------------------------
Undistributed net realized gain (loss)    (2,396,887,895)
--------------------------------------------------------
Unrealized appreciation (depreciation)      (261,701,889)
========================================================
                                         $   828,473,261
________________________________________________________
========================================================



NET ASSETS:

Class A                                  $   100,617,350
________________________________________________________
========================================================
Class B                                  $    17,297,906
________________________________________________________
========================================================
Class C                                  $    14,742,572
________________________________________________________
========================================================
Class R                                  $     2,523,699
________________________________________________________
========================================================
Class Y                                  $     6,371,585
________________________________________________________
========================================================
Investor Class                           $   610,654,061
________________________________________________________
========================================================
Institutional Class                      $    76,266,088
________________________________________________________
========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Class A                                        8,197,653
________________________________________________________
========================================================
Class B                                        1,483,557
________________________________________________________
========================================================
Class C                                        1,289,258
________________________________________________________
========================================================
Class R                                          207,310
________________________________________________________
========================================================
Class Y                                          518,684
________________________________________________________
========================================================
Investor Class                                49,752,673
________________________________________________________
========================================================
Institutional Class                            5,998,086
________________________________________________________
========================================================
Class A:
  Net asset value per share              $         12.27
--------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.27
     divided by 94.50%)                  $         12.98
________________________________________________________
========================================================
Class B:
  Net asset value and offering price
     per share                           $         11.66
________________________________________________________
========================================================
Class C:
  Net asset value and offering price
     per share                           $         11.43
________________________________________________________
========================================================
Class R:
  Net asset value and offering price
     per share                           $         12.17
________________________________________________________
========================================================
Class Y:
  Net asset value and offering price
     per share                           $         12.28
________________________________________________________
========================================================
Investor Class:
  Net asset value and offering price
     per share                           $         12.27
________________________________________________________
========================================================
Institutional Class:
  Net asset value and offering price
     per share                           $         12.72
________________________________________________________
========================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM DYNAMICS FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $25,868)                            $   2,465,410
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $4,200)                                                                             465,633
------------------------------------------------------------------------------------------------
Interest                                                                                  11,803
================================================================================================
     Total investment income                                                           2,942,846
================================================================================================


EXPENSES:

Advisory fees                                                                          2,969,888
------------------------------------------------------------------------------------------------
Administrative services fees                                                             152,879
------------------------------------------------------------------------------------------------
Custodian fees                                                                            18,985
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                168,242
------------------------------------------------------------------------------------------------
  Class B                                                                                126,743
------------------------------------------------------------------------------------------------
  Class C                                                                                101,479
------------------------------------------------------------------------------------------------
  Class R                                                                                  7,499
------------------------------------------------------------------------------------------------
  Investor Class                                                                         991,735
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                      1,510,917
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      43,689
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 31,575
------------------------------------------------------------------------------------------------
Other                                                                                    318,567
================================================================================================
     Total expenses                                                                    6,442,198
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (46,792)
================================================================================================
     Net expenses                                                                      6,395,406
================================================================================================
Net investment income (loss)                                                          (3,452,560)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(4,426,312))                                                    (229,681,822)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (583,642)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                   (1,404,123)
================================================================================================
                                                                                    (231,669,587)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (350,537,841)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (4,541)
================================================================================================
                                                                                    (350,542,382)
================================================================================================
Net realized and unrealized gain (loss)                                             (582,211,969)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(585,664,529)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM DYNAMICS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                             JANUARY 31,        JULY 31,
                                                                                2009              2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $   (3,452,560)   $   (8,170,833)
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (231,669,587)      (21,095,064)
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (350,542,382)     (236,172,657)
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (585,664,529)     (265,438,554)
===========================================================================================================
Share transactions-net:
  Class A                                                                     (16,506,419)        7,697,730
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      (6,572,479)      (17,779,013)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (3,462,042)       (2,281,745)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                         150,312           213,063
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                       8,174,707                --
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (69,838,479)     (259,755,911)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (58,578,870)       45,022,017
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (146,633,270)     (226,883,859)
===========================================================================================================
     Net increase (decrease) in net assets                                   (732,297,799)     (492,322,413)
___________________________________________________________________________________________________________
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       1,560,771,060     2,053,093,473
===========================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(3,804,094) and $(351,534), respectively)                            $  828,473,261    $1,560,771,060
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM DYNAMICS FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dynamics Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM DYNAMICS FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the

12        AIM DYNAMICS FUND
      contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions, if any.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.60%
-------------------------------------------------------------------
Next $350 million                                            0.55%
-------------------------------------------------------------------
Next $1.3 billion                                            0.50%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended January 31, 2009, the Advisor waived advisory fees of $31,579.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,636.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


13        AIM DYNAMICS FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $11,103 in front-end sales commissions from the sale of Class A shares and $5,651, $16,572, $1,245 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $806,654,189
--------------------------------------
Level 2                     1,397,664
--------------------------------------
Level 3                    16,451,145
======================================
                         $824,502,998
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2009, the Fund engaged in securities purchases of $5,799,837 and securities sales of $5,299,430, which resulted in net realized gains (losses) of $(4,426,312).


14        AIM DYNAMICS FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $13,577.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $3,502 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $2,065,328,878 of capital loss carryforward in the fiscal year ending July 31, 2009.

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                         CARRYFORWARD*
------------------------------------------------------------------------------------------------
July 31, 2009                                                                     $    9,999,243
------------------------------------------------------------------------------------------------
July 31, 2010                                                                          4,556,433
------------------------------------------------------------------------------------------------
July 31, 2011                                                                      2,054,734,989
================================================================================================
Total capital loss carryforward                                                   $2,069,290,665
________________________________________________________________________________________________
================================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of reorganization of AIM Mid Cap Growth Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $512,684,242 and $633,034,028, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  36,390,719
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (298,477,343)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(262,086,624)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,086,589,622.




15        AIM DYNAMICS FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                     JANUARY 31,                        JULY 31,
                                                                        2009                              2008
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    2,178,899     $  29,638,532       4,623,903     $ 105,825,696
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      184,627         2,352,937         287,554         6,264,407
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      138,785         1,768,485         333,225         7,118,892
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       34,479           505,158          63,150         1,401,104
--------------------------------------------------------------------------------------------------------------------------
  Class Y(a)                                                   529,161         8,306,988              --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             2,325,082        34,173,825       5,813,001       131,135,254
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          562,837         8,493,726       3,508,123        82,758,813
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      270,632         3,918,674         437,158         9,458,523
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (284,401)       (3,918,674)       (457,252)       (9,458,523)
==========================================================================================================================
Reacquired:
  Class A(a)                                                (3,695,472)      (50,063,625)     (4,869,048)     (107,586,489)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (374,048)       (5,006,742)       (683,172)      (14,584,897)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (396,386)       (5,230,527)       (453,532)       (9,400,637)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (22,849)         (354,846)        (53,572)       (1,188,041)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (10,477)         (132,281)             --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                         (7,016,838)     (104,012,304)    (17,468,479)     (390,891,165)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (3,371,271)      (67,072,596)     (1,644,923)      (37,736,796)
==========================================================================================================================
     Net increase (decrease) in share activity              (8,947,240)    $(146,633,270)    (10,563,864)    $(226,883,859)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     524,895      $ 8,251,352
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (503,942)      (7,921,977)
     ----------------------------------------------------------------------------------------------------
     Investor Class                                                              (20,953)        (329,375)
     ____________________________________________________________________________________________________
     ====================================================================================================





16        AIM DYNAMICS FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          NET GAINS
                                                           (LOSSES)
                             NET ASSET        NET       ON SECURITIES
                               VALUE,     INVESTMENT        (BOTH        TOTAL FROM     NET ASSET                   NET ASSETS,
                             BEGINNING      INCOME       REALIZED AND    INVESTMENT    VALUE, END      TOTAL       END OF PERIOD
                             OF PERIOD     (LOSS)(a)     UNREALIZED)     OPERATIONS     OF PERIOD    RETURN(b)    (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09      $20.41       $(0.05)         $(8.09)        $(8.14)       $12.27        (39.88)%     $  100,617
Year ended 07/31/08             23.61        (0.10)          (3.10)         (3.20)        20.41        (13.55)         192,706
Year ended 07/31/07             18.86        (0.11)           4.86           4.75         23.61         25.18          218,469
Year ended 07/31/06             17.71        (0.05)           1.20           1.15         18.86          6.49          135,778
Year ended 07/31/05             14.21        (0.08)           3.58           3.50         17.71         24.63           15,895
Year ended 07/31/04             12.84        (0.13)           1.50           1.37         14.21         10.67           12,692
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09       19.45        (0.10)          (7.69)         (7.79)        11.66        (40.05)          17,298
Year ended 07/31/08             22.68        (0.26)          (2.97)         (3.23)        19.45        (14.24)          38,079
Year ended 07/31/07             18.25        (0.26)           4.69           4.43         22.68         24.28           63,742
Year ended 07/31/06             17.27        (0.19)           1.17           0.98         18.25          5.67           64,434
Year ended 07/31/05             13.94        (0.18)           3.51           3.33         17.27         23.89            2,908
Year ended 07/31/04             12.69        (0.22)           1.47           1.25         13.94          9.85            2,282
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09       19.08        (0.10)          (7.55)         (7.65)        11.43        (40.09)          14,743
Year ended 07/31/08             22.25        (0.26)          (2.91)         (3.17)        19.08        (14.25)          29,517
Year ended 07/31/07             17.90        (0.26)           4.61           4.35         22.25         24.30           37,089
Year ended 07/31/06             16.93        (0.18)           1.15           0.97         17.90          5.73           32,577
Year ended 07/31/05             13.67        (0.18)           3.44           3.26         16.93         23.85            9,081
Year ended 07/31/04             12.44        (0.22)           1.45           1.23         13.67          9.89           11,287
--------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09       20.26        (0.07)          (8.02)         (8.09)        12.17        (39.93)           2,524
Year ended 07/31/08             23.51        (0.16)          (3.09)         (3.25)        20.26        (13.82)           3,965
Year ended 07/31/07             18.82        (0.16)           4.85           4.69         23.51         24.92            4,374
Year ended 07/31/06(e)          17.05        (0.07)           1.84           1.77         18.82         10.38            2,430
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                   15.72        (0.02)          (3.42)         (3.44)        12.28        (21.88)           6,372
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09       20.40        (0.05)          (8.08)         (8.13)        12.27        (39.85)         610,654
Year ended 07/31/08             23.61        (0.10)          (3.11)         (3.21)        20.40        (13.60)       1,110,821
Year ended 07/31/07             18.85        (0.11)           4.87           4.76         23.61         25.25        1,560,651
Year ended 07/31/06             17.71        (0.04)           1.18           1.14         18.85          6.44        1,530,105
Year ended 07/31/05             14.19        (0.07)           3.59           3.52         17.71         24.81        1,984,687
Year ended 07/31/04             12.81        (0.11)           1.49           1.38         14.19         10.77        2,992,578
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09       21.08        (0.01)          (8.35)         (8.36)        12.72        (39.66)          76,266
Year ended 07/31/08             24.31        (0.02)          (3.21)         (3.23)        21.08        (13.29)         185,683
Year ended 07/31/07             19.33        (0.02)           5.00           4.98         24.31         25.76          168,767
Year ended 07/31/06             18.08         0.03            1.22           1.25         19.33          6.91           66,829
Year ended 07/31/05             14.42         0.01            3.65           3.66         18.08         25.38           10,305
Year ended 07/31/04             12.96        (0.04)           1.50           1.46         14.42         11.26           12,987
________________________________________________________________________________________________________________________________
================================================================================================================================

                                 RATIO OF            RATIO OF
                                 EXPENSES            EXPENSES
                                TO AVERAGE        TO AVERAGE NET     RATIO OF NET
                                NET ASSETS        ASSETS WITHOUT      INVESTMENT
                             WITH FEE WAIVERS      FEE WAIVERS      INCOME (LOSS)
                              AND/OR EXPENSES    AND/OR EXPENSES      TO AVERAGE     PORTFOLIO
                                 ABSORBED            ABSORBED         NET ASSETS    TURNOVER(c)
-----------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09          1.19%(d)            1.20%(d)         (0.65)%(d)       47%
Year ended 07/31/08                1.05                1.05             (0.45)          112
Year ended 07/31/07                1.03                1.03             (0.49)           99
Year ended 07/31/06                1.06                1.06             (0.24)          120
Year ended 07/31/05                1.24                1.25             (0.53)           87
Year ended 07/31/04                1.30                1.31             (0.89)           95
-----------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09          1.94(d)             1.95(d)          (1.40)(d)        47
Year ended 07/31/08                1.80                1.80             (1.20)          112
Year ended 07/31/07                1.78                1.78             (1.24)           99
Year ended 07/31/06                1.81                1.81             (0.99)          120
Year ended 07/31/05                1.90                1.91             (1.19)           87
Year ended 07/31/04                1.95                2.26             (1.54)           95
-----------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09          1.94(d)             1.95(d)          (1.40)(d)        47
Year ended 07/31/08                1.80                1.80             (1.20)          112
Year ended 07/31/07                1.78                1.78             (1.24)           99
Year ended 07/31/06                1.81                1.81             (0.99)          120
Year ended 07/31/05                1.90                1.91             (1.19)           87
Year ended 07/31/04                1.95                2.67             (1.54)           95
-----------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09          1.44(d)             1.45(d)          (0.90)(d)        47
Year ended 07/31/08                1.30                1.30             (0.70)          112
Year ended 07/31/07                1.28                1.28             (0.74)           99
Year ended 07/31/06(e)             1.33(f)             1.33(f)          (0.51)(f)       120
-----------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                      0.98(d)             0.99(d)          (0.44)(d)        47
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09          1.19(d)             1.20(d)          (0.65)(d)        47
Year ended 07/31/08                1.05                1.05             (0.45)          112
Year ended 07/31/07                1.03                1.03             (0.49)           99
Year ended 07/31/06                1.06                1.06             (0.24)          120
Year ended 07/31/05                1.15                1.16             (0.44)           87
Year ended 07/31/04                1.19                1.29             (0.78)           95
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09          0.73(d)             0.74(d)          (0.19)(d)        47
Year ended 07/31/08                0.66                0.66             (0.06)          112
Year ended 07/31/07                0.64                0.64             (0.10)           99
Year ended 07/31/06                0.63                0.63              0.19           120
Year ended 07/31/05                0.63                0.64              0.08            87
Year ended 07/31/04                0.71                0.72             (0.30)           95
_______________________________________________________________________________________________
===============================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $133,496, $25,142, $20,130, $2,975, $6,570, $786,920 and $100,394 for
     Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of Class R and Class Y shares was October 25, 2005 and October 3, 2008, respectively.
(f)  Annualized.


17        AIM DYNAMICS FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.



18        AIM DYNAMICS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00       $601.20        $4.80       $1,019.21       $6.06        1.19%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00        599.50         7.82        1,015.43        9.86        1.94
---------------------------------------------------------------------------------------------------
     Class C         1,000.00        599.60         7.82        1,015.43        9.86        1.94
---------------------------------------------------------------------------------------------------
     Class R         1,000.00        600.70         5.81        1,017.95        7.32        1.44
---------------------------------------------------------------------------------------------------
     Class Y         1,000.00        781.20         2.89        1,020.27        4.99        0.98
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        601.50         4.80        1,019.21        6.06        1.19
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008, through January 31, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


19        AIM DYNAMICS FUND

Supplement to Semiannual Report dated 1/31/09

AIM DYNAMICS FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

Inception (5/22/00)                  -7.12%
  5 Years                            -3.65
  1 Year                            -42.47
  6 Months*                         -39.66

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

Inception (5/22/00)               -6.90%
  5 Years                         -2.64
  1 Year                         -46.87
  6 Months*                      -40.09

*     Cumulative total return that has not been annualized

Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.66%. The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   I-DYN-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $603.40        $2.95       $1,021.53       $3.72        0.73%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM DYNAMICS FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH eDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund _les the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
 - SERVICE MARK -

     invescoaim.com        I_DYN-SAR-1       Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
 - SERVICE MARK  -

AIM GLOBAL REAL ESTATE FUND
Semiannual Report to Shareholders January 31, 2009

                               [MOUNTAIN GRAPHIC]

2     Fund Performance
4     Letters to Shareholders
5     Schedule of Investments
8     Financial Statements
11    Notes to Financial Statements
17    Financial Highlights
19    Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                      - 44.91%
Class B Shares                                                      - 45.16
Class C Shares                                                      - 45.12
Class R Shares                                                      - 44.98
Class Y Shares*                                                     - 44.87
MSCI World Index+ (Broad Market Index)                              - 38.00
FTSE EPRA/NAREIT Global Real Estate Index- (Style-Specific Index)   - 47.64
Lipper Global Real Estate Funds Category Average+ (Peer Group)      - 45.91
Lipper Real Estate Funds Index+ (Former Peer Group Index)           - 48.54

+     Lipper Inc.;

-     Invesco Aim, Bloomberg L.P.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

      The FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by the FTSE Group, National Association of Real Estate Investment Trusts and European Public Real Estate Association.

      The LIPPER GLOBAL REAL ESTATE FUNDS CATEGORY AVERAGE represents an average of all funds in the Lipper Global Real Estate Funds category. These funds invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.

      The LIPPER REAL ESTATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Real Estate Funds category. These funds invest their equity portfolio primarily in shares of domestic companies engaged in the real estate industry.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2     AIM GLOBAL REAL ESTATE FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/09, including maximum applicable sales charges

CLASS A SHARES
Inception (4/29/05)   -9.04%
 1 Year              -54.09

CLASS B SHARES
Inception (4/29/05)   -8.99%
 1 Year              -54.18

CLASS C SHARES
Inception (4/29/05)   -8.32%
 1 Year              -52.23

CLASS R SHARES
Inception (4/29/05)   -7.88%
 1 Year              -51.54

CLASS Y SHARES
Inception             -7.64%
 1 Year              -51.38

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (4/29/05)   -5.42%
 1 Year              -47.97

CLASS B SHARES
Inception (4/29/05)   -5.33%
 1 Year              -48.06

CLASS C SHARES
Inception (4/29/05)   -4.65%
 1 Year              -45.90

CLASS R SHARES
Inception (4/29/05)   -4.18%
 1 Year              -45.11

CLASS Y SHARES
Inception             -3.93%
 1 Year              -44.90

CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS APRIL 29, 2005.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS Y SHARES WAS 1.38%, 2.13%, 2.13%, 1.63% AND 1.13%,
RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 31 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

3     AIM GLOBAL REAL ESTATE FUND

[CROCKETT PHOTO]

Dear Fellow Shareholders:

Bruce Crockett

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

-s- BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

-s- PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4     AIM GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS(a)

January 31, 2009
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.85%

AUSTRALIA-8.37%

CFS Retail Property Trust(b)                          2,553,371    $  2,880,154
-------------------------------------------------------------------------------
Commonwealth Property Office Fund(b)                  1,452,648         779,379
-------------------------------------------------------------------------------
Dexus Property Group                                  2,505,748       1,199,183
-------------------------------------------------------------------------------
Stockland(b)                                          1,925,319       4,397,803
-------------------------------------------------------------------------------
Westfield Group                                       1,960,975      14,866,767
===============================================================================
                                                                     24,123,286
===============================================================================


AUSTRIA-0.22%

Conwert Immobilien Invest S.E.(b)(c)                    107,397         645,944
===============================================================================


BELGIUM-0.28%

Cofinimmo                                                 6,650         806,827
===============================================================================


CANADA-3.10%

Canadian Real Estate Investment Trust                    73,700       1,211,911
-------------------------------------------------------------------------------
Cominar Real Estate Investment Trust                     60,200         785,261
-------------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust            126,600       1,032,122
-------------------------------------------------------------------------------
RioCan Real Estate Investment Trust                     492,600       5,891,446
===============================================================================
                                                                      8,920,740
===============================================================================


FINLAND-0.25%

Citycon Oyj(b)                                          366,608         731,866
===============================================================================


FRANCE-6.30%

Gecina S.A.(b)                                           14,646       1,016,959
-------------------------------------------------------------------------------
Mercialys                                                46,016       1,360,272
-------------------------------------------------------------------------------
Societe Immobiliere de Location pour I'Industrie
  et le Commerce(b)                                      16,748       1,465,966
-------------------------------------------------------------------------------
Unibail-Rodamco(b)                                      106,390      14,323,263
===============================================================================
                                                                     18,166,460
===============================================================================


GERMANY-0.27%

Deutsche Euroshop AG(b)                                  28,269         777,775
===============================================================================


HONG KONG-15.46%

China Overseas Land & Investment Ltd.                 4,061,245       5,305,638
-------------------------------------------------------------------------------
China Resources Land Ltd.                             2,663,900       3,072,655
-------------------------------------------------------------------------------
Hang Lung Properties Ltd.                             3,269,000       7,339,499
-------------------------------------------------------------------------------
Henderson Land Development Co. Ltd.                     962,000       3,664,781
-------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                             896,000       1,902,198
-------------------------------------------------------------------------------
Hysan Development Co. Ltd.                              633,587       1,028,750
-------------------------------------------------------------------------------
Kerry Properties Ltd.                                   468,400       1,095,433
-------------------------------------------------------------------------------
Link REIT (The)                                       2,436,500       4,552,800
-------------------------------------------------------------------------------
Sino Land Co. Ltd.                                    1,206,000       1,155,293
-------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                          1,738,000      15,452,220
===============================================================================
                                                                     44,569,267
===============================================================================


JAPAN-16.24%

AEON Mall Co., Ltd.(b)                                   75,600       1,032,714
-------------------------------------------------------------------------------
Japan Prime Realty Investment Corp.                         213         544,229
-------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                          590       5,297,950
-------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd.                            1,051,000      13,737,628
-------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.                                891,000      11,470,275
-------------------------------------------------------------------------------
Nippon Building Fund Inc.                                   716       7,671,991
-------------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc.                        224       1,402,039
-------------------------------------------------------------------------------
NTT Urban Development Corp.                               1,566       1,344,233
-------------------------------------------------------------------------------
ORIX JREIT Inc.                                             214       1,006,454
-------------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.                 235,000       2,691,655
-------------------------------------------------------------------------------
TOKYU REIT, Inc.                                             97         621,542
===============================================================================
                                                                     46,820,710
===============================================================================


NETHERLANDS-2.49%

Corio N.V.(b)                                            74,453       3,193,677
-------------------------------------------------------------------------------
Eurocommercial Properties N.V.(b)                        38,686       1,121,313
-------------------------------------------------------------------------------
Wereldhave N.V.(b)                                       39,915       2,869,353
===============================================================================
                                                                      7,184,343
===============================================================================


NEW ZEALAND-0.25%

Goodman Property Trust(b)                             1,490,384         709,775
===============================================================================


SINGAPORE-2.22%

Ascendas Real Estate Investment Trust                 1,822,922       1,736,759
-------------------------------------------------------------------------------
Ascendas Real Estate Investment Trust-Rts.(c)            82,394          16,373
-------------------------------------------------------------------------------
Capitaland Ltd.                                       1,797,000       2,815,569
-------------------------------------------------------------------------------
CapitaMall Trust                                      1,771,757       1,839,475
===============================================================================
                                                                      6,408,176
===============================================================================


SWEDEN-0.52%

Hufvudstaden A.B.(b)                                    255,357       1,500,805
===============================================================================


SWITZERLAND-0.74%

PSP Swiss Property AG(b)(c)                              50,028       2,128,168
===============================================================================


UNITED KINGDOM-4.60%

British Land Co. PLC(b)                                 452,117       2,965,900
-------------------------------------------------------------------------------
Derwent London PLC(b)                                   146,089       1,266,502
-------------------------------------------------------------------------------
Hammerson PLC(b)                                        337,404       1,984,704
-------------------------------------------------------------------------------
Land Securities Group PLC(b)                            415,855       4,156,840
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL REAL ESTATE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Segro PLC(b)                                            727,303    $  1,684,393
-------------------------------------------------------------------------------
Shaftesbury PLC                                         304,437       1,193,856
===============================================================================
                                                                     13,252,195
===============================================================================


UNITED STATES-36.54%

Acadia Realty Trust(b)                                   40,458         472,145
-------------------------------------------------------------------------------
AMB Property Corp.(c)                                    48,897         788,220
-------------------------------------------------------------------------------
AvalonBay Communities, Inc.                              53,400       2,766,654
-------------------------------------------------------------------------------
Boston Properties, Inc.(b)                              125,100       5,416,830
-------------------------------------------------------------------------------
BRE Properties, Inc.(b)                                  37,109         942,198
-------------------------------------------------------------------------------
Camden Property Trust(b)                                124,300       3,276,548
-------------------------------------------------------------------------------
DCT Industrial Trust Inc.(b)                            406,900       1,485,185
-------------------------------------------------------------------------------
Digital Realty Trust, Inc.(b)                           149,800       4,778,620
-------------------------------------------------------------------------------
EastGroup Properties, Inc.(b)                            27,785         844,108
-------------------------------------------------------------------------------
Equity Residential(b)                                   259,307       6,205,217
-------------------------------------------------------------------------------
Essex Property Trust, Inc.(b)                            39,400       2,602,370
-------------------------------------------------------------------------------
Federal Realty Investment Trust(b)                      124,300       6,293,309
-------------------------------------------------------------------------------
HCP, Inc.(b)                                            199,223       4,649,865
-------------------------------------------------------------------------------
Health Care REIT, Inc.                                  129,598       4,900,100
-------------------------------------------------------------------------------
Highwoods Properties, Inc.                               91,700       2,068,752
-------------------------------------------------------------------------------
Home Properties, Inc.(b)                                 37,300       1,338,697
-------------------------------------------------------------------------------
Host Hotels & Resorts Inc.(b)(c)                        539,746       2,903,833
-------------------------------------------------------------------------------
Kimco Realty Corp.,                                     217,000       3,120,460
-------------------------------------------------------------------------------
Liberty Property Trust                                  109,400       2,188,000
-------------------------------------------------------------------------------
Macerich Co. (The)(b)                                    53,400         787,116
-------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                  102,400       2,080,768
-------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                  65,600       1,937,824
-------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                      195,747       4,997,421
-------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                        111,992       1,638,443
-------------------------------------------------------------------------------
ProLogis(b)                                             189,900       1,900,899
-------------------------------------------------------------------------------
Public Storage                                           98,900       6,118,943
-------------------------------------------------------------------------------
Regency Centers Corp.                                    18,700         660,110
-------------------------------------------------------------------------------
Senior Housing Properties Trust                         216,458       3,502,290
-------------------------------------------------------------------------------
Simon Property Group, Inc.                              196,300       8,436,974
-------------------------------------------------------------------------------
SL Green Realty Corp.(b)                                 77,000       1,209,670
-------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.(b)                   47,300       1,433,190
-------------------------------------------------------------------------------
Ventas, Inc.                                            175,000       4,877,250
-------------------------------------------------------------------------------
Vornado Realty Trust(b)                                 110,300       5,604,343
-------------------------------------------------------------------------------
Washington Real Estate Investment Trust(b)              130,400       3,104,824
===============================================================================
                                                                    105,331,176
===============================================================================
     Total Real Estate Investment Trusts, Common
       Stocks & Other Equity Interests (Cost
       $451,173,416)                                                282,077,513
===============================================================================



MONEY MARKET FUNDS-4.18%

Liquid Assets Portfolio-Institutional Class(d)        6,021,278       6,021,278
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              6,021,278       6,021,278
-------------------------------------------------------------------------------
     Total Money Market Funds (Cost $12,042,556)                     12,042,556
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-102.03% (Cost $463,215,972)                                 294,120,069
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-18.85%

Liquid Assets Portfolio-Institutional Class (Cost
  $54,329,916)(d)(e)                                 54,329,916      54,329,916
===============================================================================
TOTAL INVESTMENTS-120.88% (Cost $517,545,888)                       348,449,985
===============================================================================
OTHER ASSETS LESS LIABILITIES-(20.88)%                              (60,193,729)
===============================================================================
NET ASSETS-100.00%                                                 $288,256,256
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

REIT   - Real Estate Investment Trust
Rts.   - Rights


Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FTSE ERPA/NAREIT Global Real Estate Index, which is exclusively owned by the FTSE Group, the European Public Real Estate Association (ERPA), the National Association of Real Estate Investment Trusts (NAREIT) and Euronext Indices BV.
(b)   All or a portion of this security was out on loan at January 31, 2009.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL REAL ESTATE FUND

PORTFOLIO COMPOSITION

By property type, based on Net Assets
as of January 31, 2009



-------------------------------------------------------------------------
Diversified                                                          32.5%
-------------------------------------------------------------------------
Retail                                                               27.8
-------------------------------------------------------------------------
Office                                                               14.8
-------------------------------------------------------------------------
Specialty                                                            10.7
-------------------------------------------------------------------------
Residential                                                           8.1
-------------------------------------------------------------------------
Industrial                                                            2.9
-------------------------------------------------------------------------
Lodging-Resorts                                                       1.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.2
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $451,173,416)*                          $ 282,077,513
-------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                   66,372,472
=======================================================
     Total investments (Cost
       $517,545,888)                        348,449,985
=======================================================
Receivables for:
  Investments sold                            1,677,231
-------------------------------------------------------
  Fund shares sold                              715,116
-------------------------------------------------------
  Dividends                                     922,160
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans               7,450
-------------------------------------------------------
Other assets                                     53,174
=======================================================
     Total assets                           351,825,116
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       7,670,332
-------------------------------------------------------
  Fund shares reacquired                        960,901
-------------------------------------------------------
  Amount due custodian                          261,895
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  54,329,916
-------------------------------------------------------
  Accrued fees to affiliates                    234,843
-------------------------------------------------------
  Accrued other operating expenses               83,593
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               27,380
=======================================================
     Total liabilities                       63,568,860
=======================================================
Net assets applicable to shares
  outstanding                             $ 288,256,256
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 669,692,862
-------------------------------------------------------
Undistributed net investment income         (21,767,464)
-------------------------------------------------------
Undistributed net realized gain (loss)     (190,557,974)
-------------------------------------------------------
Unrealized appreciation (depreciation)     (169,111,168)
=======================================================
                                          $ 288,256,256
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                   $ 185,344,710
_______________________________________________________
=======================================================
Class B                                   $  14,059,092
_______________________________________________________
=======================================================
Class C                                   $  33,118,224
_______________________________________________________
=======================================================
Class R                                   $   4,700,723
_______________________________________________________
=======================================================
Class Y                                   $  21,114,803
_______________________________________________________
=======================================================
Institutional Class                       $  29,918,704
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      29,419,388
_______________________________________________________
=======================================================
Class B                                       2,233,668
_______________________________________________________
=======================================================
Class C                                       5,260,683
_______________________________________________________
=======================================================
Class R                                         746,394
_______________________________________________________
=======================================================
Class Y                                       3,349,538
_______________________________________________________
=======================================================
Institutional Class                           4,752,848
_______________________________________________________
=======================================================
Class A:
  Net asset value per share               $        6.30
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $6.30 divided
     by 94.50%)                           $        6.67
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                            $        6.29
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                            $        6.30
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                            $        6.30
_______________________________________________________
=======================================================
Class Y:
  Net asset value and offering price
     per share                            $        6.30
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $        6.29
_______________________________________________________
=======================================================



* At January 31, 2009, securities with an aggregate value of $50,940,225 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL REAL ESTATE FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $493,882)                           $   7,624,962
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $397,241)                                                                           451,118
================================================================================================
     Total investment income                                                           8,076,080
================================================================================================


EXPENSES:

Advisory fees                                                                          1,485,945
------------------------------------------------------------------------------------------------
Administrative services fees                                                              69,190
------------------------------------------------------------------------------------------------
Custodian fees                                                                            63,895
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                342,075
------------------------------------------------------------------------------------------------
  Class B                                                                                110,424
------------------------------------------------------------------------------------------------
  Class C                                                                                261,981
------------------------------------------------------------------------------------------------
  Class R                                                                                 13,815
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                  582,102
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       3,546
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 15,726
------------------------------------------------------------------------------------------------
Other                                                                                    212,351
================================================================================================
     Total expenses                                                                    3,161,050
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (9,303)
================================================================================================
     Net expenses                                                                      3,151,747
================================================================================================
Net investment income                                                                  4,924,333
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                             (113,856,092)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (518,869)
================================================================================================
                                                                                    (114,374,961)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (132,991,841)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      24,346
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                             (46,307)
================================================================================================
                                                                                    (133,013,802)
================================================================================================
Net realized and unrealized gain (loss)                                             (247,388,763)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(242,464,430)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                            JANUARY 31,        JULY 31,
                                                                                2009             2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   4,924,333    $   9,470,250
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (114,374,961)     (66,384,620)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (133,013,802)     (44,635,844)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (242,464,430)    (101,550,214)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (2,087,983)     (28,941,098)
---------------------------------------------------------------------------------------------------------
  Class B                                                                        (79,737)      (2,520,908)
---------------------------------------------------------------------------------------------------------
  Class C                                                                       (189,004)      (5,687,189)
---------------------------------------------------------------------------------------------------------
  Class R                                                                        (35,131)        (304,100)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                         (1,702)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (450,825)      (1,184,167)
=========================================================================================================
     Total distributions from net investment income                           (2,844,382)     (38,637,462)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                       (299,491)     (15,222,107)
---------------------------------------------------------------------------------------------------------
  Class B                                                                        (23,910)      (1,508,484)
---------------------------------------------------------------------------------------------------------
  Class C                                                                        (56,178)      (3,406,526)
---------------------------------------------------------------------------------------------------------
  Class R                                                                         (6,832)        (164,424)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                           (495)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (47,347)        (403,990)
=========================================================================================================
     Total distributions from net realized gains                                (434,253)     (20,705,531)
=========================================================================================================
Share transactions-net:
  Class A                                                                    (36,209,609)      23,008,111
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (4,811,792)     (10,326,590)
---------------------------------------------------------------------------------------------------------
  Class C                                                                    (11,453,047)     (11,567,241)
---------------------------------------------------------------------------------------------------------
  Class R                                                                      1,001,517        4,970,319
---------------------------------------------------------------------------------------------------------
  Class Y                                                                     21,239,943               --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (6,149,635)      63,541,574
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (36,382,623)      69,626,173
=========================================================================================================
     Net increase (decrease) in net assets                                  (282,125,688)     (91,267,034)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                        570,381,944      661,648,978
=========================================================================================================
  End of period (includes undistributed net investment income of
     $(21,767,464) and $(23,847,415), respectively)                        $ 288,256,256    $ 570,381,944
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM GLOBAL REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is high total return through growth of capital and current income.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM GLOBAL REAL ESTATE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.


12        AIM GLOBAL REAL ESTATE FUND

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended January 31, 2009, the Advisor waived advisory fees of $3,577.


13        AIM GLOBAL REAL ESTATE FUND

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $684.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $14,100 in front-end sales commissions from the sale of Class A shares and $1,579, $40,060, $8,357 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $223,706,976
--------------------------------------
Level 2                   124,743,009
--------------------------------------
Level 3                            --
======================================
                         $348,449,985
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $5,042.


14        AIM GLOBAL REAL ESTATE FUND

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $2,329 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of July 31, 2008.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $127,102,809 and $159,839,151, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $   1,670,033
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (186,562,965)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(184,982,932)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $533,342,917.




15        AIM GLOBAL REAL ESTATE FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 JANUARY 31, 2009(a)                 JULY 31, 2008
                                                            ----------------------------     -----------------------------
                                                               SHARES          AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     6,017,266     $ 51,123,254      15,062,539     $ 207,887,700
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        94,586          849,087         551,059         7,684,779
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       594,162        5,200,773       1,854,781        25,784,931
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       257,529        2,088,573         485,047         6,507,205
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                  3,381,420       21,446,360              --                --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           323,937        2,697,703       5,079,886        68,644,895
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       257,270        2,169,908       2,882,405        38,794,907
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        12,013           95,138         268,128         3,633,723
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        28,175          223,778         602,837         8,207,560
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         5,177           41,891          34,007           460,101
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           250            1,709              --                --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            57,719          489,905         114,487         1,510,235
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       120,570          985,192         252,746         3,483,775
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (120,668)        (985,192)       (253,003)       (3,483,775)
==========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (10,845,775)     (90,487,963)    (16,669,656)     (227,158,271)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (573,173)      (4,770,825)     (1,315,212)      (18,161,317)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (2,053,389)     (16,877,598)     (3,344,087)      (45,559,732)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (125,707)      (1,128,947)       (152,373)       (1,996,987)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (32,132)        (208,126)             --                --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (1,059,736)      (9,337,243)       (523,017)       (6,613,556)
==========================================================================================================================
Net increase (decrease) in share activity                    (3,660,506)    $(36,382,623)      4,930,574     $  69,626,173
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      43,776      $ 419,372
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (43,776)      (419,372)
     --------------------------------------------------------------------------------------------------



(c) Net of redemption fees of $9,872 and $85,050, which were allocated among the classes based on relative net assets of each class for the six months ended January 31, 2009 and the year ended July 31, 2008, respectively.


16        AIM GLOBAL REAL ESTATE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(a)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    $11.54      $0.14(d)     $(5.30)      $(5.16)     $(0.07)       $(0.01)        $(0.08)       $ 6.30
Year ended 07/31/08           14.88       0.23(d)      (2.19)       (1.96)      (0.90)        (0.48)         (1.38)        11.54
Year ended 07/31/07           13.50       0.18(d)       1.83         2.01       (0.47)        (0.16)         (0.63)        14.88
Year ended 07/31/06           10.99       0.18          2.57         2.75       (0.23)        (0.01)         (0.24)        13.50
Year ended 07/31/05(f)        10.08       0.03          0.90         0.93       (0.02)           --          (0.02)        10.99
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09     11.53       0.10(d)      (5.30)       (5.20)      (0.03)        (0.01)         (0.04)         6.29
Year ended 07/31/08           14.86       0.13(d)      (2.19)       (2.06)      (0.79)        (0.48)         (1.27)        11.53
Year ended 07/31/07           13.49       0.06(d)       1.83         1.89       (0.36)        (0.16)         (0.52)        14.86
Year ended 07/31/06           10.98       0.09          2.57         2.66       (0.14)        (0.01)         (0.15)        13.49
Year ended 07/31/05(f)        10.08       0.01          0.90         0.91       (0.01)           --          (0.01)        10.98
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09     11.54       0.10(d)      (5.30)       (5.20)      (0.03)        (0.01)         (0.04)         6.30
Year ended 07/31/08           14.86       0.13(d)      (2.18)       (2.05)      (0.79)        (0.48)         (1.27)        11.54
Year ended 07/31/07           13.50       0.06(d)       1.82         1.88       (0.36)        (0.16)         (0.52)        14.86
Year ended 07/31/06           10.98       0.09          2.58         2.67       (0.14)        (0.01)         (0.15)        13.50
Year ended 07/31/05(f)        10.08       0.01          0.90         0.91       (0.01)           --          (0.01)        10.98
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09     11.54       0.12(d)      (5.30)       (5.18)      (0.05)        (0.01)         (0.06)         6.30
Year ended 07/31/08           14.87       0.19(d)      (2.17)       (1.98)      (0.87)        (0.48)         (1.35)        11.54
Year ended 07/31/07           13.50       0.14(d)       1.82         1.96       (0.43)        (0.16)         (0.59)        14.87
Year ended 07/31/06           10.99       0.15          2.57         2.72       (0.20)        (0.01)         (0.21)        13.50
Year ended 07/31/05(f)        10.08       0.03          0.90         0.93       (0.02)           --          (0.02)        10.99
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(f)                  9.58       0.07(d)      (3.31)       (3.24)      (0.03)        (0.01)         (0.04)         6.30
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09     11.53       0.16(d)      (5.30)       (5.14)      (0.09)        (0.01)         (0.10)         6.29
Year ended 07/31/08           14.86       0.28(d)      (2.16)       (1.88)      (0.97)        (0.48)         (1.45)        11.53
Year ended 07/31/07           13.49       0.25(d)       1.81         2.06       (0.53)        (0.16)         (0.69)        14.86
Year ended 07/31/06           10.99       0.23          2.54         2.77       (0.26)        (0.01)         (0.27)        13.49
Year ended 07/31/05(f)        10.08       0.04          0.90         0.94       (0.03)           --          (0.03)        10.99
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    (44.91)%    $185,345           1.50%(e)          1.50%(e)       3.15%(e)       31%
Year ended 07/31/08          (14.46)      390,981           1.38              1.38           1.66           59
Year ended 07/31/07           14.88       481,099           1.36              1.36           1.12           46
Year ended 07/31/06           25.31       162,427           1.41              1.57           1.39           31
Year ended 07/31/05(f)         9.27        23,285           1.45(g)           4.22(g)        1.36(g)         3
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09    (45.16)       14,059           2.25(e)           2.25(e)        2.40(e)        31
Year ended 07/31/08          (15.09)       32,535           2.13              2.13           0.91           59
Year ended 07/31/07           14.02        53,038           2.11              2.11           0.37           46
Year ended 07/31/06           24.41        20,860           2.16              2.32           0.64           31
Year ended 07/31/05(f)         9.06         5,603           2.15(g)           4.92(g)        0.66(g)         3
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09    (45.12)       33,118           2.25(e)           2.25(e)        2.40(e)        31
Year ended 07/31/08          (15.02)       77,201           2.13              2.13           0.91           59
Year ended 07/31/07           13.93       112,613           2.11              2.11           0.37           46
Year ended 07/31/06           24.50        35,932           2.16              2.32           0.64           31
Year ended 07/31/05(f)         9.06         5,274           2.15(g)           4.92(g)        0.66(g)         3
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09    (44.98)        4,701           1.75(e)           1.75(e)        2.90(e)        31
Year ended 07/31/08          (14.63)        7,032           1.63              1.63           1.41           59
Year ended 07/31/07           14.52         3,610           1.61              1.61           0.87           46
Year ended 07/31/06           25.00         1,104           1.66              1.82           1.14           31
Year ended 07/31/05(f)         9.24           689           1.65(g)           4.42(g)        1.16(g)         3
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(f)                (33.81)       21,115           1.29(e)           1.29(e)        3.36(e)        31
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09    (44.80)       29,919           0.94(e)           0.94(e)        3.71(e)        31
Year ended 07/31/08          (13.99)       62,633           0.91              0.91           2.13           59
Year ended 07/31/07           15.29        11,289           0.91              0.91           1.57           46
Year ended 07/31/06           25.57         9,422           1.09              1.10           1.71           31
Year ended 07/31/05(f)         9.33           656           1.15(g)           3.73(g)        1.66(g)         3
__________________________________________________________________________________________________________________
==================================================================================================================




(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $271,900, $21,947, $52,071, $5,485, $2,099, and $42,791 for Class A,
     Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of Class A, Class B, Class C, Class R and Institutional Class was April 29, 2005. Commencement date of Class Y shares was October 3, 2008.
(g)  Annualized.


17        AIM GLOBAL REAL ESTATE FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.



18        AIM GLOBAL REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $550.90        $5.86       $1,017.64       $ 7.63       1.50%
---------------------------------------------------------------------------------------------------
        B            1,000.00        548.40         8.78        1,013.86        11.42       2.25
---------------------------------------------------------------------------------------------------
        C            1,000.00        548.80         8.78        1,013.86        11.42       2.25
---------------------------------------------------------------------------------------------------
        R            1,000.00        550.20         6.84        1,016.38         8.89       1.75
---------------------------------------------------------------------------------------------------
        Y            1,000.00        661.90         3.55        1,018.70         6.56       1.29
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008, through January 31, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


19        AIM GLOBAL REAL ESTATE FUND

Supplement to Semiannual Report dated 1/31/09

AIM GLOBAL REAL ESTATE FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

Inception (4/29/05)                   -7.32%
  1 Year                             -51.16
  6 Months*                          -44.79

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

Inception (4/29/05)                   -3.58%
  1 Year                             -44.68
  6 Months*                          -35.53

*     Cumulative total return that has not been annualized

Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.91%. The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund's prospectus.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   GRE-INS-2    Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $552.10        $3.68       $1,020.47       $4.79        0.94%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM GLOBAL REAL ESTATE FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH eDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print _les using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each _scal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the _rst and third quarters, the Fund _les the lists with the Securities and Exchange Commission
(SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

      If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
 - SERVICE MARK -

           invescoaim.com         GRE-SAR-1      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
 - SERVICE MARK -

AIM HIGH YIELD FUND
Semiannual Report to Shareholders - January 31, 2009

                               [MOUNTAIN GRAPHIC]

2        Fund Performance
4        Letters to Shareholders
5        Schedule of Investments
14       Financial Statements
17       Notes to Financial Statements
24       Financial Highlights
26       Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                -19.80%
Class B Shares                                                                -20.25
Class C Shares                                                                -20.38
Class Y Shares*                                                               -19.78
Investor Class Shares                                                         -19.98
Barclays Capital U.S. Aggregate Index+** (Broad Market Index)                   3.23
Barclays Capital U.S. Corporate High Yield Index+** (Style-Specific Index)    -19.62
Lipper High Current Yield Bond Funds Index+ (Peer Group Index)                -23.21

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

** Effective 11/03/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

      The BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD INDEX covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included.

      The LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper High Current Yield Bond Funds category. These funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2  AIM HIGH YIELD FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/09, including maximum applicable sales charges

CLASS A SHARES
Inception (7/11/78)                          6.57%
10 Years                                    -1.87
 5 Years                                    -1.34
 1 Year                                    -23.60

CLASS B SHARES
Inception (9/1/93)                           1.31%
10 Years                                    -1.96
 5 Years                                    -1.44
 1 Year                                    -24.10

CLASS C SHARES
Inception (8/4/97)                          -1.92%
10 Years                                    -2.15
 5 Years                                    -1.19
 1 Year                                    -21.34

CLASS Y SHARES
10 Years                                    -1.39%
 5 Years                                    -0.38
 1 Year                                    -19.71

INVESTOR CLASS SHARES
10 Years                                    -1.38%
 5 Years                                    -0.37
 1 Year                                    -19.90

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (7/11/78)                          6.40%
10 Years                                    -2.29
 5 Years                                    -1.93
 1 Year                                    -28.92

CLASS B SHARES
Inception (9/1/93)                           0.96%
10 Years                                    -2.39
 5 Years                                    -2.02
 1 Year                                    -29.30

CLASS C SHARES
Inception (8/4/97)                          -2.36%
10 Years                                    -2.53
 5 Years                                    -1.71
 1 Year                                    -26.50

CLASS Y SHARES
10 Years                                    -1.77%
 5 Years                                    -0.90
 1 Year                                    -25.14

INVESTOR CLASS SHARES
10 Years                                    -1.80%
 5 Years                                    -1.00
 1 Year                                    -25.39

INVESTOR CLASS SHARES' INCEPTION DATE IS SEPTEMBER 30, 2003. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INVESTOR CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INVESTOR CLASS SHARES) AT NET ASSET VALUE, WHICH RESTATED PERFORMANCE WILL REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES FOR THE PERIOD USING BLENDED RETURNS. CLASS A SHARES' INCEPTION DATE IS JULY 11, 1978.

      CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS JULY 11, 1978.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS Y AND INVESTOR CLASS SHARES WAS 1.01%, 1.76%, 1.76%, 0.76% AND 0.97%.1 THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS Y AND INVESTOR CLASS SHARES WAS 1.15%, 1.90%, 1.90%, 0.90% AND 1.11%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 4.75% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS Y SHARES AND INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 31 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

1 Total annual operating expenses less any contractual fee waivers and/or reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

3  AIM HIGH YIELD FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

-s- BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

-s- PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4  AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS(a)

January 31, 2009
(Unaudited)




                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

BONDS & NOTES-89.13%

AIRLINES-2.11%

American Airlines,
  Series 1999-1, Class A-2, Sec. Pass Through
  Ctfs.,
  7.02%, 10/15/09                                    $  725,000    $   676,969
------------------------------------------------------------------------------
Continental Airlines Inc.,
  Sr. Unsec. Unsub. Notes,
  8.75%, 12/01/11(b)                                  2,810,000      1,995,100
------------------------------------------------------------------------------
  Series 2000-1, Class C-1, Sec. Sub. Pass Through
  Ctfs.,
  8.50%, 05/01/11                                       789,166        591,874
------------------------------------------------------------------------------
  Series 2000-2, Class B, Sec. Sub. Pass Through
  Ctfs.,
  8.31%, 04/02/18                                       819,954        676,462
------------------------------------------------------------------------------
  Series 2001-1, Class B, Sec. Sub. Pass Through
  Ctfs.,
  7.37%, 12/15/15                                       713,203        506,374
------------------------------------------------------------------------------
Delta Air Lines Inc.,
  Series 2002-1, Class C, Pass Through Ctfs.,
  7.78%, 01/02/12                                     4,313,451      3,860,539
------------------------------------------------------------------------------
  Series 2007-1, Class C, Global Pass Through
  Ctfs.,
  8.95%, 08/10/14                                     3,620,575      2,244,756
------------------------------------------------------------------------------
United Air Lines, Inc.,
  Series 2007-1, Class B, Sr. Sec. Gtd. Global
  Pass Through Ctfs.,
  7.34%, 07/02/19(c)                                  2,019,473      1,130,905
==============================================================================
                                                                    11,682,979
==============================================================================


ALTERNATIVE CARRIERS-0.94%

Intelsat Subsidiary Holding Co. Ltd. (Bermuda),
  Sr. Unsec. Notes,
  8.50%, 01/15/13(c)                                  2,230,000      2,129,650
------------------------------------------------------------------------------
Level 3 Financing Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14                                     4,175,000      3,089,500
==============================================================================
                                                                     5,219,150
==============================================================================


ALUMINUM-1.03%

Century Aluminum Co.,
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 08/15/14                                     1,975,000      1,135,625
------------------------------------------------------------------------------
Novelis Inc. (Canada),
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/15                                     7,800,000      4,563,000
==============================================================================
                                                                     5,698,625
==============================================================================


APPAREL RETAIL-0.89%

Collective Brands, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.25%, 08/01/13(b)                                  5,735,000      4,932,100
==============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.82%

American Achievement Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.25%, 04/01/12(c)                                  2,795,000      2,194,075
------------------------------------------------------------------------------
Hanesbrands, Inc.,
  Series B, Sr. Unsec. Gtd. Floating Rate Global
  Notes,
  5.70%, 12/15/14(d)                                  4,720,000      3,610,800
------------------------------------------------------------------------------
Levi Strauss & Co.,
  Sr. Unsec. Unsub. Global Notes,
  8.88%, 04/01/16                                     9,600,000      7,536,000
------------------------------------------------------------------------------
Perry Ellis International, Inc.,
  Series B, Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 09/15/13                                     3,705,000      2,278,575
==============================================================================
                                                                    15,619,450
==============================================================================


AUTO PARTS & EQUIPMENT-0.54%

Lear Corp.,
  Series B, Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/13                                     3,860,000        887,800
------------------------------------------------------------------------------
Tenneco Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.13%, 11/15/15                                     2,950,000      1,025,125
------------------------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Global Second Lien
  Notes,
  10.25%, 07/15/13                                    1,291,000        890,790
------------------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Unsub. Notes,
  7.00%, 03/10/14                                     2,775,000        194,250
==============================================================================
                                                                     2,997,965
==============================================================================


AUTOMOBILE MANUFACTURERS-0.69%

Ford Motor Co.,
  Sr. Unsec. Unsub. Global Notes,
  7.45%, 07/16/31                                     5,195,000      1,181,863
------------------------------------------------------------------------------
General Motors Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.20%, 01/15/11(b)                                  6,310,000      1,388,200
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.38%, 07/15/33(b)                                  7,725,000      1,236,000
==============================================================================
                                                                     3,806,063
==============================================================================


BROADCASTING-3.06%

Charter Communications Holdings II LLC/Charter
  Communications Holdings II Capital Corp.,
  Sr. Unsec. Notes,
  10.25%, 09/15/10(b)                                 4,445,000      2,733,675
------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp.,
  Sr. Sec. Gtd. Second Lien Notes,
  8.00%, 04/30/12(c)                                  2,945,000      2,532,700
------------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Notes,
  8.50%, 04/15/14(b)(c)                               1,345,000      1,331,550
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
BROADCASTING-(CONTINUED)

Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  9.50%, 04/15/14                                    $3,720,000    $ 3,162,000
------------------------------------------------------------------------------
Rainbow National Services LLC,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.75%, 09/01/12(c)                                  4,690,000      4,725,175
------------------------------------------------------------------------------
Virgin Media Finance PLC (United Kingdom),
  Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/14                                     2,807,000      2,428,055
==============================================================================
                                                                    16,913,155
==============================================================================


BUILDING PRODUCTS-1.52%

AMH Holdings Inc.,
  Sr. Unsec. Disc. Global Notes,
  11.25%, 03/01/14(b)(e)                              9,035,000      4,156,100
------------------------------------------------------------------------------
Building Materials Corp. of America,
  Sec. Gtd. Second Lien Global Notes,
  7.75%, 08/01/14(b)                                  4,310,000      2,887,700
------------------------------------------------------------------------------
Ply Gem Industries Inc.,
  Sr. Sec. Gtd. First & Second Lien Global Notes,
  11.75%, 06/15/13(b)                                 2,440,000      1,372,500
==============================================================================
                                                                     8,416,300
==============================================================================


CASINOS & GAMING-4.83%

Great Canadian Gaming Corp. (Canada),
  Sr. Unsec. Gtd. Sub. Notes,
  7.25%, 02/15/15(c)                                  1,378,000      1,047,280
------------------------------------------------------------------------------
Mandalay Resort Group,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 07/31/09                                     2,675,000      2,588,063
------------------------------------------------------------------------------
  Sr. Unsec. Sub. Gtd. Global Notes,
  9.38%, 02/15/10                                     1,490,000      1,236,700
------------------------------------------------------------------------------
MGM Mirage,
  Sr. Sec. Gtd. Notes,
  13.00%, 11/15/13(b)(c)                              3,720,000      3,375,900
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(b)                                  4,630,000      2,610,162
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  6.00%, 10/01/09                                     1,600,000      1,476,000
------------------------------------------------------------------------------
  7.50%, 06/01/16(b)                                  1,800,000        978,750
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Notes,
  8.50%, 09/15/10(b)                                  1,280,000      1,043,200
------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority,
  Sr. Unsec. Sub. Gtd. Global Notes,
  6.38%, 07/15/09                                     2,145,000      2,077,969
------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.75%, 10/01/13                                     3,000,000      2,812,500
------------------------------------------------------------------------------
Seneca Gaming Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.25%, 05/01/12                                     2,275,000      1,842,750
------------------------------------------------------------------------------
  Series B, Sr. Unsec. Global Notes,
  7.25%, 05/01/12                                     1,340,000      1,085,400
------------------------------------------------------------------------------
Snoqualmie Entertainment Authority,
  Sr. Sec. Notes,
  9.13%, 02/01/15(c)                                  4,325,000      2,681,500
------------------------------------------------------------------------------
Wynn Las Vegas Capital LLC/Corp.,
  Sr. Sec. Gtd. Global First Mortgage Notes,
  6.63%, 12/01/14                                     1,640,000      1,188,180
------------------------------------------------------------------------------
  6.63%, 12/01/14                                       940,000        681,030
==============================================================================
                                                                    26,725,384
==============================================================================


COAL & CONSUMABLE FUELS-0.36%

Massey Energy Co.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.88%, 12/15/13                                     2,250,000      1,996,875
==============================================================================


COMMERCIAL PRINTING-0.02%

Quebecor World Inc. (Canada),
  Sr. Notes,
  9.75%, 01/15/15(b)(c)(f)                            1,395,000        115,088
==============================================================================


CONSTRUCTION & ENGINEERING-1.29%

Great Lakes Dredge & Dock Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 12/15/13                                     3,705,000      3,158,512
------------------------------------------------------------------------------
MasTec, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.63%, 02/01/17                                     4,940,000      3,989,050
==============================================================================
                                                                     7,147,562
==============================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.72%

Terex Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 01/15/14                                     1,095,000        952,650
------------------------------------------------------------------------------
Titan International, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.00%, 01/15/12                                     3,595,000      3,037,775
==============================================================================
                                                                     3,990,425
==============================================================================


CONSTRUCTION MATERIALS-1.28%

Texas Industries, Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.25%, 07/15/13                                       930,000        709,125
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.25%, 07/15/13(c)                                  2,295,000      1,749,937
------------------------------------------------------------------------------
U.S. Concrete, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.38%, 04/01/14                                     8,135,000      4,596,275
==============================================================================
                                                                     7,055,337
==============================================================================


CONSUMER FINANCE-2.58%

Ford Motor Credit Co. LLC,
  Sr. Unsec. Unsub. Global Notes,
  7.00%, 10/01/13(b)                                  2,645,000      1,666,350
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.63%, 11/01/10                                     4,455,000      3,597,412
------------------------------------------------------------------------------
  9.88%, 08/10/11                                     1,865,000      1,445,375
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

General Motors Acceptance Corp. LLC,
  Sr. Unsec. Unsub. Global Notes,
  6.88%, 09/15/11                                    $2,755,000    $ 2,011,150
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Notes,
  7.50%, 12/31/13 (Acquired 12/31/08; Cost
  $290,585)(c)                                          397,000        228,275
------------------------------------------------------------------------------
  6.75%, 12/01/14 (Acquired 12/31/08; Cost
  $2,992,362)(c)                                      4,156,000      2,763,740
------------------------------------------------------------------------------
  8.00%, 11/01/31 (Acquired 12/31/08; Cost
  $2,430,145)(b)(c)                                   3,827,000      2,358,389
------------------------------------------------------------------------------
  Unsec. Sub. Notes,
  8.00%, 12/31/18 (Acquired 12/31/08; Cost
  $250,865)(c)                                          477,000        193,781
==============================================================================
                                                                    14,264,472
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.48%

First Data Corp.,
  Sr. Notes,
  9.88%, 09/24/15(c)                                  2,230,000      1,254,375
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/24/15(b)                                  4,505,000      2,534,062
------------------------------------------------------------------------------
Lender Processing Services Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.13%, 07/01/16                                     1,400,000      1,354,500
------------------------------------------------------------------------------
Sungard Data Systems Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.13%, 08/15/13                                     3,658,000      3,072,720
==============================================================================
                                                                     8,215,657
==============================================================================


DEPARTMENT STORES-0.31%

Neiman Marcus Group Inc. (The),
  Sr. Unsec. Sub. Gtd. Global Notes,
  10.38%, 10/15/15                                    3,645,000      1,694,925
==============================================================================


DIVERSIFIED METALS & MINING-1.04%

FMG Finance Pty. Ltd. (Australia),
  Sr. Sec. Notes,
  10.63%, 09/01/16(c)                                 2,570,000      1,709,050
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.,
  Sr. Unsec. Notes,
  8.25%, 04/01/15(b)                                  3,760,000      3,241,825
------------------------------------------------------------------------------
Vedanta Resources PLC (United Kingdom),
  Sr. Unsec. Notes,
  9.50%, 07/18/18(c)                                  1,350,000        796,500
==============================================================================
                                                                     5,747,375
==============================================================================


DIVERSIFIED SUPPORT SERVICES-1.21%

Education Management LLC/ Education Management
  Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  8.75%, 06/01/14                                     1,435,000      1,237,687
------------------------------------------------------------------------------
GEO Group, Inc. (The),
  Sr. Unsec. Global Notes,
  8.25%, 07/15/13                                     1,145,000      1,024,775
------------------------------------------------------------------------------
Mobile Mini, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.75%, 08/01/14                                       935,000        701,250
------------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16                                    2,730,000        873,600
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.88%, 09/01/14                                     6,970,000      2,857,700
==============================================================================
                                                                     6,695,012
==============================================================================


DRUG RETAIL-0.53%

General Nutrition Centers Inc.,
  Sr. Unsec. Gtd. PIK Floating Rate Global Notes,
  7.58%, 03/15/14(d)                                  3,335,000      2,051,025
------------------------------------------------------------------------------
Rite Aid Corp.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.63%, 03/01/15                                     3,075,000        876,375
==============================================================================
                                                                     2,927,400
==============================================================================


ELECTRIC UTILITIES-1.69%

Edison Mission Energy,
  Sr. Unsec. Global Notes,
  7.00%, 05/15/17(b)                                  1,395,000      1,307,813
------------------------------------------------------------------------------
Elwood Energy LLC,
  Sr. Sec. Global Notes,
  8.16%, 07/05/26                                     1,995,154      1,616,075
------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.,
  Series C, Sr. Sec. Mortgage Bonds,
  7.16%, 01/15/14                                     2,159,820      2,068,060
------------------------------------------------------------------------------
Tenaska Alabama Partners L.P.,
  Sr. Sec. Mortgage Notes,
  7.00%, 06/30/21(c)                                  5,572,622      4,346,645
==============================================================================
                                                                     9,338,593
==============================================================================


GAS UTILITIES-0.42%

Ferrellgas Escrow LLC/Ferrellgas Finance Escrow
  Corp.,
  Sr. Unsec. Global Notes,
  6.75%, 05/01/14                                     2,890,000      2,326,450
==============================================================================


GENERAL MERCHANDISE STORES-1.51%

Dollar General Corp.,
  Sr. Unsec. Gtd. Sub. PIK Global Notes,
  11.88%, 07/15/17                                    2,965,000      2,742,625
------------------------------------------------------------------------------
Pantry, Inc. (The),
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 02/15/14                                     3,750,000      2,775,000
------------------------------------------------------------------------------
Susser Holdings LLC & Susser Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.63%, 12/15/13                                    3,031,000      2,833,985
==============================================================================
                                                                     8,351,610
==============================================================================


HEALTH CARE EQUIPMENT-0.48%

DJO Finance LLC/DJO Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.88%, 11/15/14                                    2,600,000      1,950,000
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Fresenius US Finance II Inc.,
  Sr. Unsec. Notes,
  9.00%, 07/15/15(c)                                 $  705,000    $   713,813
==============================================================================
                                                                     2,663,813
==============================================================================


HEALTH CARE FACILITIES-4.59%

Community Health Systems Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.88%, 07/15/15(b)                                  4,345,000      4,236,375
------------------------------------------------------------------------------
HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.13%, 11/15/14(b)                                  1,355,000      1,294,025
------------------------------------------------------------------------------
  9.25%, 11/15/16(b)                                  7,400,000      7,011,500
------------------------------------------------------------------------------
  Sr. Sec. Gtd. PIK Global Notes,
  9.63%, 11/15/16                                     3,000,000      2,490,000
------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15                                       935,000        649,825
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  8.75%, 09/01/10                                     1,470,000      1,470,000
------------------------------------------------------------------------------
Healthsouth Corp.,
  Sr. Unsec. Gtd. Floating Rate Global Notes,
  8.32%, 06/15/14(d)                                  1,400,000      1,176,000
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  10.75%, 06/15/16(b)                                 5,560,000      5,504,400
------------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Unsec. Unsub. Notes,
  6.38%, 12/01/11(b)                                  1,770,000      1,566,450
==============================================================================
                                                                    25,398,575
==============================================================================


HEALTH CARE SERVICES-2.36%

FMC Finance III SA,
  Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/15/17                                     1,560,000      1,486,329
------------------------------------------------------------------------------
Multiplan Inc.,
  Sr. Unsec. Sub. Notes,
  10.38%, 04/15/16(c)                                 1,716,000      1,334,190
------------------------------------------------------------------------------
Omnicare Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.75%, 12/15/13                                       805,000        756,700
------------------------------------------------------------------------------
  6.88%, 12/15/15                                     1,875,000      1,725,000
------------------------------------------------------------------------------
Rural/Metro Corp.,
  Sr. Gtd. Sub. Global Notes,
  9.88%, 03/15/15                                       930,000        785,850
------------------------------------------------------------------------------
Universal Hospital Services Inc.,
  Sr. Sec. PIK Global Notes,
  8.50%, 06/01/15                                     2,810,000      2,430,650
------------------------------------------------------------------------------
US Oncology Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 08/15/12                                     3,325,000      3,150,438
------------------------------------------------------------------------------
Viant Holdings Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 07/15/17 (Acquired 6/25/07-9/12/08; Cost
  $3,045,548)(c)                                      3,341,000      1,369,810
==============================================================================
                                                                    13,038,967
==============================================================================


HOMEBUILDING-0.10%

K. Hovnanian Enterprises Inc.,
  Sr. Sec. Gtd. Global Notes,
  11.50%, 05/01/13                                      385,000        319,550
------------------------------------------------------------------------------
TOUSA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(f)                                  2,875,000        186,875
------------------------------------------------------------------------------
  9.00%, 07/01/10(b)(f)                                 935,000         60,775
==============================================================================
                                                                       567,200
==============================================================================


HOTELS, RESORTS & CRUISE LINES-1.03%

NCL Corp. Ltd.,
  Sr. Unsec. Unsub. Global Notes,
  10.63%, 07/15/14                                    3,450,000      2,921,319
------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Unsub. Global Notes,
  6.88%, 12/01/13                                     2,120,000      1,356,800
------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Trinidad),
  Sr. Unsec. Unsub. Yankee Notes,
  7.25%, 03/15/18(b)                                  2,230,000      1,427,200
==============================================================================
                                                                     5,705,319
==============================================================================


HOUSEWARES & SPECIALTIES-0.50%

Jarden Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  7.50%, 05/01/17(b)                                    775,000        562,844
------------------------------------------------------------------------------
Yankee Acquisition Corp.,
  Series B, Sr. Gtd. Global Notes,
  8.50%, 02/15/15(b)                                  4,645,000      2,177,344
==============================================================================
                                                                     2,740,188
==============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.67%

AES Red Oak LLC,
  Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                     4,363,637      4,145,456
------------------------------------------------------------------------------
Energy Future Holdings Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.88%, 11/01/17                                    9,160,000      7,282,200
------------------------------------------------------------------------------
  Series P, Sr. Unsec. Unsub. Global Notes,
  5.55%, 11/15/14                                        51,000         27,158
------------------------------------------------------------------------------
Intergen N.V. (Netherlands),
  Sr. Sec. Gtd. Bonds,
  9.00%, 06/30/17(c)                                  1,275,000      1,185,750
------------------------------------------------------------------------------
Mirant Americas Generation LLC,
  Sr. Unsec. Notes,
  8.50%, 10/01/21                                     2,755,000      2,355,525
------------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.38%, 02/01/16(b)                                  1,451,000      1,403,842
------------------------------------------------------------------------------
  7.38%, 01/15/17                                     1,645,000      1,566,862
------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC,
  Sr. Unsec. Gtd. Notes,
  10.25%, 11/01/15(c)                                 3,100,000      2,332,750
==============================================================================
                                                                    20,299,543
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.73%

Aleris International Inc.,
  Sr. Unsec. Gtd. PIK Global Notes,
  9.00%, 12/15/14                                    $3,060,000    $   214,200
------------------------------------------------------------------------------
Indalex Holding Corp.,
  Series B, Sr. Sec. Gtd. Global Notes,
  11.50%, 02/01/14                                    3,260,000        464,550
------------------------------------------------------------------------------
RBS Global Inc./Rexnord LLC,
  Sr. Unsec. Unsub. Gtd. Global Notes,
  9.50%, 08/01/14                                     3,895,000      3,378,913
==============================================================================
                                                                     4,057,663
==============================================================================


INDUSTRIAL MACHINERY-0.35%

Columbus McKinnon Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 11/01/13                                     2,130,000      1,927,650
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-4.13%

Frontier Communications Corp.,
  Sr. Unsec. Global Notes,
  7.88%, 01/15/27                                     4,890,000      3,667,500
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  9.00%, 08/15/31                                     4,565,000      3,469,400
------------------------------------------------------------------------------
Hawaiian Telcom Communications Inc.,
  Series B, Sr. Unsec. Gtd. Unsub. Global Notes,
  9.75%, 05/01/13(b)(f)                               5,275,000        474,750
------------------------------------------------------------------------------
Intelsat Jackson Holdings Ltd. (Bermuda),
  Sr. Unsec. Gtd. Global Notes,
  11.25%, 06/15/16                                    3,015,000      2,909,475
------------------------------------------------------------------------------
Qwest Communications International Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/11                                     8,317,000      7,963,528
------------------------------------------------------------------------------
Wind Acquisition Finance SA (Luxembourg),
  Sr. Sec. Gtd. Bonds,
  10.75%, 12/01/15(c)                                 2,335,000      2,121,931
------------------------------------------------------------------------------
Windstream Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.13%, 08/01/13                                     1,860,000      1,843,725
------------------------------------------------------------------------------
  8.63%, 08/01/16                                       400,000        393,000
==============================================================================
                                                                    22,843,309
==============================================================================


INVESTMENT BANKING & BROKERAGE-0.12%

E*Trade Financial Corp.,
  Sr. Unsec. Notes,
  7.88%, 12/01/15(b)                                  1,630,000        692,750
==============================================================================


MOVIES & ENTERTAINMENT-0.60%

AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes,
  8.00%, 03/01/14                                     2,800,000      2,114,000
------------------------------------------------------------------------------
Marquee Holdings Inc.,
  Sr. Unsec. Disc. Global Notes,
  12.00%, 08/15/14                                    1,875,000      1,228,125
==============================================================================
                                                                     3,342,125
==============================================================================


MULTI-SECTOR HOLDINGS-0.35%

Stena A.B. (Sweden),
  Sr. Unsec. Global Notes,
  7.50%, 11/01/13                                     2,790,000      1,953,000
==============================================================================


OFFICE ELECTRONICS-0.25%

Xerox Corp.,
  Sr. Unsec. Notes,
  5.65%, 05/15/13                                     1,500,000      1,362,214
==============================================================================


OFFICE SERVICES & SUPPLIES-0.09%

ACCO Brands Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.63%, 08/15/15(b)                                  1,095,000        476,325
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-0.87%

Bristow Group, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 09/15/17                                     1,385,000      1,031,825
------------------------------------------------------------------------------
Calfrac Holdings L.P.,
  Sr. Unsec. Notes,
  7.75%, 02/15/15(c)                                  3,850,000      2,406,250
------------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas
  (France),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 05/15/17                                     1,885,000      1,357,200
==============================================================================
                                                                     4,795,275
==============================================================================


OIL & GAS EXPLORATION & PRODUCTION-5.60%

Chaparral Energy Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/15                                     2,244,000        504,900
------------------------------------------------------------------------------
  8.88%, 02/01/17                                     4,845,000      1,090,125
------------------------------------------------------------------------------
Chesapeake Energy Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.38%, 06/15/15                                     6,415,000      5,484,825
------------------------------------------------------------------------------
  6.88%, 11/15/20                                     1,340,000      1,085,400
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  9.50%, 02/15/15                                     1,290,000      1,273,875
------------------------------------------------------------------------------
Cimarex Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17                                     1,375,000      1,203,125
------------------------------------------------------------------------------
Delta Petroleum Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.00%, 04/01/15                                     8,255,000      3,074,987
------------------------------------------------------------------------------
Encore Acquisition Co.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.00%, 07/15/15                                     4,160,000      3,348,800
------------------------------------------------------------------------------
Gaz Capital S.A. (Luxembourg),
  Sr. Sec. Gtd. Notes,
  8.15%, 04/11/18(c)                                  2,300,000      1,766,652
------------------------------------------------------------------------------
Newfield Exploration Co.,
  Sr. Unsec. Sub. Global Notes,
  7.13%, 05/15/18                                     2,240,000      2,004,800
------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Notes,
  8.00%, 05/03/19(c)                                  1,425,000      1,377,757
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Plains Exploration & Production Co.,
  Sr. Unsec. Gtd. Notes,
  7.75%, 06/15/15                                    $1,875,000    $ 1,725,000
------------------------------------------------------------------------------
  7.63%, 06/01/18                                     2,565,000      2,205,900
------------------------------------------------------------------------------
Range Resources Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  7.50%, 05/15/16                                     1,998,000      1,893,105
------------------------------------------------------------------------------
SandRidge Energy, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 06/01/18(c)                                  2,090,000      1,651,100
------------------------------------------------------------------------------
Swift Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 06/01/17                                     1,935,000      1,315,800
==============================================================================
                                                                    31,006,151
==============================================================================


OIL & GAS REFINING & MARKETING-0.96%

Tesoro Corp.,
  Sr. Unsec. Gtd. Unsub. Global Bonds,
  6.50%, 06/01/17                                     5,345,000      4,035,475
------------------------------------------------------------------------------
United Refining Co.,
  Series 2, Sr. Unsec. Gtd. Global Notes,
  10.50%, 08/15/12                                    1,970,000      1,290,350
==============================================================================
                                                                     5,325,825
==============================================================================


OIL & GAS STORAGE & TRANSPORTATION-2.05%

Copano Energy LLC,
  Sr. Unsec. Gtd. Global Notes,
  8.13%, 03/01/16                                     4,505,000      3,727,887
------------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp.,
  Sr. Notes,
  8.75%, 03/01/15(c)                                  1,710,000      1,633,050
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  8.25%, 03/01/16                                     1,865,000      1,697,150
------------------------------------------------------------------------------
Kinder Morgan Energy Partners L.P.,
  Sr. Unsec. Putable Notes,
  9.00%, 02/01/12                                     1,250,000      1,366,757
------------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest Energy
  Finance Corp.,
  Series B, Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/18                                     2,235,000      1,606,406
------------------------------------------------------------------------------
Williams Partners L.P./Williams Partners Finance
  Corp.,
  Sr. Unsec. Global Notes,
  7.25%, 02/01/17                                     1,495,000      1,327,747
==============================================================================
                                                                    11,358,997
==============================================================================


PACKAGED FOODS & MEATS-0.88%

Chiquita Brands International, Inc.,
  Sr. Unsec. Global Notes,
  7.50%, 11/01/14                                       740,000        592,000
------------------------------------------------------------------------------
Dole Food Co. Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/10                                     1,920,000      1,641,600
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.63%, 05/01/09(b)                                  2,785,000      2,638,788
==============================================================================
                                                                     4,872,388
==============================================================================


PAPER PACKAGING-1.38%

Caraustar Industries, Inc.,
  Sr. Unsec. Unsub. Notes,
  7.38%, 06/01/09                                     5,066,000      2,786,300
------------------------------------------------------------------------------
Graham Packaging Co. Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  9.88%, 10/15/14(b)                                  1,832,000      1,172,480
------------------------------------------------------------------------------
Rock-Tenn Co.,
  Sr. Unsec. Gtd. Notes,
  9.25%, 03/15/16(c)                                  3,735,000      3,688,312
==============================================================================
                                                                     7,647,092
==============================================================================


PAPER PRODUCTS-3.24%

Abitibi-Consolidated Co. of Canada (Canada),
  Sr. Sec. Gtd. Notes,
  13.75%, 04/01/11(c)                                 2,030,000      1,532,650
------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc.,
  Sec. Gtd. Global Notes,
  9.75%, 03/15/10                                     2,975,000      2,439,500
------------------------------------------------------------------------------
Domtar Corp.,
  Sr. Unsec. Gtd. Global Notes,
  5.38%, 12/01/13                                     2,945,000      2,135,125
------------------------------------------------------------------------------
Exopack Holding Corp.,
  Sr. Unsec. Gtd. Global Notes,
  11.25%, 02/01/14                                    3,085,000      1,789,300
------------------------------------------------------------------------------
Georgia-Pacific LLC,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.00%, 01/15/15(c)                                  1,860,000      1,701,900
------------------------------------------------------------------------------
  7.13%, 01/15/17(b)(c)                               1,340,000      1,232,800
------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13                                     8,025,000      4,092,750
------------------------------------------------------------------------------
Neenah Paper, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.38%, 11/15/14                                     3,015,000      1,658,250
------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper Inc.
  Series B, Sr. Unsec. Gtd. Sub. Global Notes,
  11.38%, 08/01/16                                    4,900,000      1,323,000
==============================================================================
                                                                    17,905,275
==============================================================================


PERSONAL PRODUCTS-0.52%

NBTY, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.13%, 10/01/15                                     3,675,000      2,866,500
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-0.96%

Elan Finance PLC/Elan Finance Corp. (Ireland),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11                                    $ 6,620,000    $  5,287,725
================================================================================


PROPERTY & CASUALTY INSURANCE-0.52%

Crum & Forster Holdings Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.75%, 05/01/17                                      3,745,000       2,864,925
================================================================================


PUBLISHING-1.24%

Dex Media Inc.,
  Sr. Unsec. Disc. Global Notes,
  9.00%, 11/15/13                                      5,120,000         768,000
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.,
  Series B, Sr. Unsec. Sub. Global Notes,
  9.88%, 08/15/13                                      2,394,000         718,200
--------------------------------------------------------------------------------
MediMedia USA Inc.,
  Sr. Sub. Notes,
  11.38%, 11/15/14(c)                                    465,000         306,900
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.,
  Sr. Notes,
  11.63%, 02/01/14(c)                                  1,135,000       1,058,387
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Disc. Global Notes,
  12.50%, 08/01/16(e)                                  8,875,000       3,727,500
--------------------------------------------------------------------------------
Reader's Digest Association Inc. (The),
  Sr. Unsec. Gtd. Sub. Global Notes,
  9.00%, 02/15/17                                      3,080,000         308,000
================================================================================
                                                                       6,886,987
================================================================================


RAILROADS-0.24%

Kansas City Southern Railway,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 06/01/15(b)                                   1,427,000       1,312,840
================================================================================


SEMICONDUCTOR EQUIPMENT-0.63%

Amkor Technology Inc.,
  Sr. Unsec. Global Notes,
  7.13%, 03/15/11                                      4,555,000       3,330,844
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  9.25%, 06/01/16                                        260,000         147,550
================================================================================
                                                                       3,478,394
================================================================================


SEMICONDUCTORS-3.46%

Avago Technologies Finance Pte./Avago Technologies
  U.S./ Avago Technologies Wireless (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 12/01/13                                     6,670,000       5,452,725
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 12/01/15                                     1,880,000       1,419,400
--------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Unsec. Gtd. Notes,
  8.88%, 12/15/14                                      7,275,000       1,673,250
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 12/15/16(b)                                  4,480,000         828,800
--------------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Gtd. Global Notes,
  6.88%, 12/15/11(f)                                   5,465,000         300,575
--------------------------------------------------------------------------------
NXP BV/NXP Funding LLC (Netherlands),
  Sr. Sec. Gtd. Global Notes,
  7.88%, 10/15/14(b)                                   7,895,000       2,250,075
--------------------------------------------------------------------------------
Spansion Inc.,
  Sr. Sec. Floating Rate Notes,
  5.33%, 06/01/13(c)(d)                                6,390,000       1,677,375
--------------------------------------------------------------------------------
Viasystems Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.50%, 01/15/11                                     7,458,000       5,518,920
================================================================================
                                                                      19,121,120
================================================================================


SPECIALTY CHEMICALS-2.23%

Huntsman International LLC,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.88%, 11/15/14                                      1,395,000         732,375
--------------------------------------------------------------------------------
  7.38%, 01/01/15                                      4,610,000       2,374,150
--------------------------------------------------------------------------------
JohnsonDiversey Holdings Inc.,
  Series B, Sr. Unsec. Sub. Disc. Global Notes,
  10.67%, 05/15/13                                     1,594,000       1,195,500
--------------------------------------------------------------------------------
Nalco Co.,
  Unsec. Gtd. Sub. Global Notes,
  8.88%, 11/15/13                                      3,995,000       3,775,275
--------------------------------------------------------------------------------
NewMarket Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.13%, 12/15/16                                      2,330,000       1,829,050
--------------------------------------------------------------------------------
Polypore Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.75%, 05/15/12                                      3,205,000       2,403,750
================================================================================
                                                                      12,310,100
================================================================================


SPECIALTY STORES-1.12%

Michaels Stores, Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  10.00%, 11/01/14(b)                                  3,830,000       1,733,075
--------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.25%, 11/15/14(b)                                   4,155,000       3,879,731
--------------------------------------------------------------------------------
Staples Inc.,
  Sr. Unsec. Global Notes,
  9.75%, 01/15/14                                        540,000         574,776
================================================================================
                                                                       6,187,582
================================================================================


STEEL-1.04%

Metals USA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  11.13%, 12/01/15                                     2,820,000       1,861,200
--------------------------------------------------------------------------------
Steel Capital S.A. (Russia),
  Sec. Loan Participation Notes,
  9.75%, 07/29/13(c)                                   3,200,000       1,936,000
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
STEEL-(CONTINUED)

Steel Dynamics Inc.,
  Sr. Unsec. Unsub. Notes,
  7.75%, 04/15/16(c)                                 $ 2,395,000    $  1,945,937
================================================================================
                                                                       5,743,137
================================================================================


TIRES & RUBBER-1.55%

Cooper Tire & Rubber Co.,
  Sr. Unsec. Unsub. Notes,
  8.00%, 12/15/19                                      4,735,000       2,414,850
--------------------------------------------------------------------------------
  7.63%, 03/15/27                                      3,715,000       1,541,725
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The),
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.00%, 07/01/15(b)                                   4,973,000       4,624,890
================================================================================
                                                                       8,581,465
================================================================================


TRADING COMPANIES & DISTRIBUTORS-1.62%

Ashtead Capital Inc.,
  Sr. Sec. Gtd. Notes,
  9.00%, 08/15/16(c)                                   2,120,000       1,266,700
--------------------------------------------------------------------------------
United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12(b)                                   5,653,000       4,663,725
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 11/15/13(b)                                     350,000         228,375
--------------------------------------------------------------------------------
Wesco Distribution Inc.,
  Sr. Gtd. Sub. Global Notes,
  7.50%, 10/15/17                                      3,865,000       2,792,462
================================================================================
                                                                       8,951,262
================================================================================


TRUCKING-0.67%

Hertz Corp. (The),
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 01/01/14                                      5,580,000       3,696,750
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-6.13%

Centennial Cellular Operating Co./Centennial
  Communications Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 06/15/13                                     5,310,000       5,495,850
--------------------------------------------------------------------------------
Cricket Communications Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.38%, 11/01/14(b)                                     885,000         823,050
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  10.00%, 07/15/15(c)                                  3,800,000       3,543,500
--------------------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Notes,
  9.00%, 01/15/15                                      4,000,000       3,910,000
--------------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda),
  Sr. Unsec. Notes,
  8.88%, 01/15/15(b)(c)                                9,010,000       6,656,138
--------------------------------------------------------------------------------
iPCS Inc.,
  Sr. Sec. Gtd. Floating Rate First Lien Global
  Notes,
  5.32%, 05/01/13(d)                                   1,400,000       1,008,000
--------------------------------------------------------------------------------
MetroPCS Wireless Inc.,
  Sr. Notes,
  9.25%, 11/01/14(c)                                   2,150,000       2,021,000
--------------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
  8.38%, 03/15/12                                      6,145,000       5,030,635
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.88%, 11/15/28                                      3,035,000       1,770,206
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Global Notes,
  7.63%, 01/30/11                                      2,140,000       1,816,886
--------------------------------------------------------------------------------
VIP Finance Ireland Ltd. (Ireland),
  Sec. Loan Participation Notes,
  8.38%, 04/30/13(c)                                   2,700,000       1,853,447
================================================================================
                                                                      33,928,712
================================================================================
     Total Bonds & Notes (Cost $673,005,683)                         493,075,095
================================================================================


                                                        SHARES

COMMON STOCKS & OTHER EQUITY INTERESTS-0.68%

BROADCASTING-0.53%

Adelphia Communications Corp., Sr. Notes
  10.88%, 10/01/10(g)                                         --         100,500
--------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(g)                4,846,549          84,815
--------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ARAHOVA(g)              2,211,702         331,755
--------------------------------------------------------------------------------
Sirius XM Radio Inc.-Wts., expiring 03/15/10(h)            3,470           3,158
--------------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(i)                       104,129       1,939,923
--------------------------------------------------------------------------------
Virgin Media Inc.                                        103,800         471,252
================================================================================
                                                                       2,931,403
================================================================================


CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 8/07/00-1/30/01; Cost $10,000)(c)(h)          10,780               0
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc.(h)                                          609              88
--------------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(h)                                             23,135             116
--------------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(h)                                             17,351              69
--------------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(h)                                             17,351              35
================================================================================
                                                                             308
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.15%

iPCS, Inc.(i)                                            164,248         814,670
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $10,662,208)                                              3,746,381
================================================================================



PREFERRED STOCKS-0.58%

INVESTMENT BANKING & BROKERAGE-0.12%

Preferred Blocker Inc. 7.00%-Pfd. (Acquired
  12/31/08; Cost $884,133)(c)                              2,809         701,197
================================================================================


PACKAGED FOODS & MEATS-0.46%

Heinz (H.J.) Finance Co.-Series B, 8.00%-Pfd.(c)              28       2,534,000
================================================================================
     Total Preferred Stocks (Cost $3,684,133)                          3,235,197
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE INTEREST LOANS-0.15%

AIRLINES-0.15%

Evergreen International Aviation, Inc.
  Sr. Gtd. First Lien Term Loan,
  9.00%, 10/31/11 (Cost $1,481,597)                  $ 1,481,597    $    829,694
================================================================================



MONEY MARKET FUNDS-8.69%

Liquid Assets Portfolio-Institutional Class(j)        24,032,263      24,032,263
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(j)              24,032,263      24,032,263
================================================================================
     Total Money Market Funds (Cost $48,064,526)                      48,064,526
================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.23% (Cost $736,898,147)                                   548,950,893
================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-8.78%

Liquid Assets Portfolio-Institutional Class (Cost
  $48,562,336)(j)(k)                                  48,562,336      48,562,336
================================================================================
TOTAL INVESTMENTS-108.01% (Cost $785,460,483)                        597,513,229
================================================================================
OTHER ASSETS LESS LIABILITIES-(8.01)%                                (44,329,743)
================================================================================
NET ASSETS-100.00%                                                  $553,183,486
________________________________________________________________________________
================================================================================



Investment Abbreviations:


Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at January 31, 2009.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $88,213,811, which represented 15.95% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.
(e) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at January 31, 2009 was $1,352,263, which represented 0.24% of the Fund's Net Assets.
(g) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(h) Non-income producing security acquired through a corporate action or as an exchange of other securities.
(i)   Non-income producing security.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.
(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.
PORTFOLIO COMPOSITION

By credit quality rating



-------------------------------------------------------------------------
BBB                                                                   2.4%
-------------------------------------------------------------------------
BB                                                                   24.8
-------------------------------------------------------------------------
B                                                                    45.3
-------------------------------------------------------------------------
CCC                                                                  12.1
-------------------------------------------------------------------------
C                                                                     1.7
-------------------------------------------------------------------------
D                                                                     0.5
-------------------------------------------------------------------------
NR                                                                    2.4
-------------------------------------------------------------------------
Equity                                                                1.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 9.5
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $688,833,621)*                          $   500,886,367
-----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          96,626,862
===================================================================================
     Total investments (Cost $785,460,483)                              597,513,229
===================================================================================
Cash                                                                      3,893,123
-----------------------------------------------------------------------------------
Foreign currencies, at value (Cost $14,650)                                  14,956
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                          632,165
-----------------------------------------------------------------------------------
  Fund shares sold                                                          702,843
-----------------------------------------------------------------------------------
  Dividends and Interest                                                 15,212,138
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans            92,998
-----------------------------------------------------------------------------------
Other assets                                                                 85,591
===================================================================================
     Total assets                                                       618,147,043
___________________________________________________________________________________
===================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  13,546,504
-----------------------------------------------------------------------------------
  Credit default swap agreements close-out                                  389,875
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                    626,091
-----------------------------------------------------------------------------------
  Dividends                                                               1,274,099
-----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            48,562,336
-----------------------------------------------------------------------------------
  Accrued fees to affiliates                                                279,501
-----------------------------------------------------------------------------------
  Accrued other operating expenses                                           48,185
-----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                          236,786
-----------------------------------------------------------------------------------
Unrealized depreciation on swap agreements                                      180
===================================================================================
     Total liabilities                                                   64,963,557
===================================================================================
Net assets applicable to shares outstanding                         $   553,183,486
___________________________________________________________________________________
===================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 2,162,756,432
-----------------------------------------------------------------------------------
Undistributed net investment income                                       1,101,280
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (1,422,727,099)
-----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (187,947,127)
===================================================================================
                                                                    $   553,183,486
___________________________________________________________________________________
===================================================================================



NET ASSETS:

Class A                                                             $   279,738,370
___________________________________________________________________________________
===================================================================================
Class B                                                             $    37,929,831
___________________________________________________________________________________
===================================================================================
Class C                                                             $    30,016,217
___________________________________________________________________________________
===================================================================================
Class Y                                                             $     1,273,163
___________________________________________________________________________________
===================================================================================
Investor Class                                                      $    78,480,379
___________________________________________________________________________________
===================================================================================
Institutional Class                                                 $   125,745,526
___________________________________________________________________________________
===================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                  93,108,934
___________________________________________________________________________________
===================================================================================
Class B                                                                  12,580,932
___________________________________________________________________________________
===================================================================================
Class C                                                                   9,998,374
___________________________________________________________________________________
===================================================================================
Class Y                                                                     422,859
___________________________________________________________________________________
===================================================================================
Investor Class                                                           26,090,576
___________________________________________________________________________________
===================================================================================
Institutional Class                                                      41,882,285
___________________________________________________________________________________
===================================================================================
Class A:
  Net asset value per share                                         $          3.00
-----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $3.00 divided by 95.25%)                   $          3.15
___________________________________________________________________________________
===================================================================================
Class B:
  Net asset value and offering price per share                      $          3.01
___________________________________________________________________________________
===================================================================================
Class C:
  Net asset value and offering price per share                      $          3.00
___________________________________________________________________________________
===================================================================================
Class Y:
  Net asset value and offering price per share                      $          3.01
___________________________________________________________________________________
===================================================================================
Investor Class:
  Net asset value and offering price per share                      $          3.01
___________________________________________________________________________________
===================================================================================
Institutional Class:
  Net asset value and offering price per share                      $          3.00
___________________________________________________________________________________
===================================================================================



* At January 31, 2009, securities with an aggregate value of $47,238,596 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM HIGH YIELD FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                           $  33,563,848
------------------------------------------------------------------------------------------------
Dividends                                                                                120,304
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $600,000)                                                                           746,463
================================================================================================
     Total investment income                                                          34,430,615
================================================================================================


EXPENSES:

Advisory fees                                                                          1,658,964
------------------------------------------------------------------------------------------------
Administrative services fees                                                              90,434
------------------------------------------------------------------------------------------------
Custodian fees                                                                            31,343
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                348,786
------------------------------------------------------------------------------------------------
  Class B                                                                                230,810
------------------------------------------------------------------------------------------------
  Class C                                                                                142,026
------------------------------------------------------------------------------------------------
  Investor Class                                                                          87,167
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, Y and Investor                                           620,561
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       3,811
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 19,281
------------------------------------------------------------------------------------------------
Other                                                                                    208,712
================================================================================================
     Total expenses                                                                    3,441,895
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (14,449)
================================================================================================
     Net expenses                                                                      3,427,446
================================================================================================
Net investment income                                                                 31,003,169
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (51,135,973)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                       (198,285)
================================================================================================
                                                                                     (51,334,258)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (116,969,927)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (3,274)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                        478,769
================================================================================================
                                                                                    (116,494,432)
================================================================================================
Net realized and unrealized gain (loss)                                             (167,828,690)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(136,825,521)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                            JANUARY 31,        JULY 31,
                                                                                2009             2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  31,003,169    $  61,337,315
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (51,334,258)     (19,846,914)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (116,494,432)     (38,912,925)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (136,825,521)       2,577,476
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (15,085,001)     (29,569,186)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (2,295,155)      (6,052,903)
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,423,760)      (2,681,596)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        (26,627)              --
---------------------------------------------------------------------------------------------------------
  Investor Class                                                              (4,716,720)      (9,594,282)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (7,977,341)     (15,370,096)
=========================================================================================================
     Total distributions from net investment income                          (31,524,604)     (63,268,063)
=========================================================================================================
Share transactions-net:
  Class A                                                                     20,570,889      (13,733,667)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (9,170,426)     (37,298,348)
---------------------------------------------------------------------------------------------------------
  Class C                                                                      4,146,124       (2,544,113)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                      1,338,666               --
---------------------------------------------------------------------------------------------------------
  Investor Class                                                              (3,578,621)      (8,852,020)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (4,033,872)      18,631,818
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            9,272,760      (43,796,330)
=========================================================================================================
     Net increase (decrease) in net assets                                  (159,077,365)    (104,486,917)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                        712,260,851      816,747,768
=========================================================================================================
  End of period (includes undistributed net investment income of
     $1,101,280 and $1,622,715, respectively)                              $ 553,183,486    $ 712,260,851
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is a high level of current income.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


17        AIM HIGH YIELD FUND

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation

18        AIM HIGH YIELD FUND
      date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any

19        AIM HIGH YIELD FUND
      swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                           0.625%
-------------------------------------------------------------------
Next $300 million                                            0.55%
-------------------------------------------------------------------
Next $500 million                                            0.50%
-------------------------------------------------------------------
Over $1billion                                               0.45%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective March 4, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 0.99%, 1.74%, 1.74%, 0.74%, 0.99% and 0.74% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended January 31, 2009, the Advisor waived advisory fees of $5,487.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $986.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $38,052 in front-end sales commissions from the sale of Class A shares and $0, $41,619 and $2,639 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.


20        AIM HIGH YIELD FUND

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $ 99,856,173          $  --
-------------------------------------------------------
Level 2                   497,556,556           (180)
-------------------------------------------------------
Level 3                       100,500             --
=======================================================
                         $597,513,229          $(180)
_______________________________________________________
=======================================================




* Other investments include foreign currencies, futures and swap agreements, which are included at unrealized appreciation/(depreciation).

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $7,976.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $2,561 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.


21        AIM HIGH YIELD FUND

NOTE 7--CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END


                                          OPEN CREDIT DEFAULT SWAP AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          MARKET VALUE
                                                                                     IMPLIED   NOTIONAL    UNREALIZED
                                              BUY/SELL   (PAY)/RECEIVE  EXPIRATION    CREDIT    AMOUNT    APPRECIATION
REFERENCE ENTITY               COUNTERPARTY  PROTECTION    FIXED RATE      DATE     SPREAD(a)    (000)   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                  UBS AG         Buy         (2.25)%     12/20/13      2.25%    $2,805        $(180)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $1,316,818,243 of capital loss carryforward in the fiscal year ended July 31, 2009.

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                         CARRYFORWARD*
------------------------------------------------------------------------------------------------
July 31, 2009                                                                     $  131,908,743
------------------------------------------------------------------------------------------------
July 31, 2010                                                                        558,503,488
------------------------------------------------------------------------------------------------
July 31, 2011                                                                        576,739,786
------------------------------------------------------------------------------------------------
July 31, 2012                                                                         81,594,905
------------------------------------------------------------------------------------------------
July 31, 2016                                                                          2,599,389
================================================================================================
Total capital loss carryforward                                                   $1,351,346,311
________________________________________________________________________________________________
================================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $227,078,214 and $270,928,263, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $   5,184,523
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (194,807,371)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(189,622,848)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $787,136,077.




22        AIM HIGH YIELD FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 JANUARY 31, 2009(a)                 JULY 31, 2008
                                                            ----------------------------     -----------------------------
                                                               SHARES          AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    16,533,255     $ 49,361,954      21,608,494     $  91,577,518
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,274,874        4,024,686       1,915,065         8,166,848
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     2,742,793        8,248,053       3,274,073        13,885,147
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    441,045        1,398,958              --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              1,115,438        3,486,320       2,685,482        11,340,633
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         3,312,625       10,886,585       5,702,927        24,104,389
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     3,107,123        9,745,457       4,404,250        18,430,988
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       426,964        1,350,081         821,089         3,454,449
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       330,104        1,037,309         429,047         1,794,253
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         7,601           22,292              --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              1,195,742        3,789,319       1,859,747         7,794,364
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         2,515,120        7,973,781       3,681,097        15,369,043
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     2,150,236        6,980,188       4,900,322        20,505,398
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (2,144,783)      (6,980,188)     (4,886,650)      (20,505,398)
==========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (13,494,813)     (45,516,710)    (34,340,781)     (144,247,571)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (2,264,157)      (7,565,005)     (6,715,936)      (28,414,247)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (1,557,707)      (5,139,238)     (4,351,546)      (18,223,513)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (25,787)         (82,584)             --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                          (3,338,727)     (10,854,260)     (6,648,719)      (27,987,017)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (7,379,221)     (22,894,238)     (5,018,329)      (20,841,614)
==========================================================================================================================
     Net increase (decrease) in share activity                4,947,725     $  9,272,760     (10,680,368)    $ (43,796,330)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 21% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

     CLASS                                                                        SHARES         AMOUNT
     ---------------------------------------------------------------------------------------------------
     Class Y                                                                      182,746      $ 654,230
     ---------------------------------------------------------------------------------------------------
     Class A                                                                     (167,665)      (600,241)
     ---------------------------------------------------------------------------------------------------
     Investor Class                                                               (15,081)       (53,989)
     ___________________________________________________________________________________________________
     ===================================================================================================




(c) Net of redemption fees of $4,427 and $17,059 allocated among the classes based on relative net assets of each class for the six months ended January 31, 2009 and the year ended July 31, 2008, respectively.

NOTE 11--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


23        AIM HIGH YIELD FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         NET GAINS
                                                          (LOSSES)
                                NET ASSET              ON SECURITIES               DIVIDENDS
                                  VALUE,       NET         (BOTH      TOTAL FROM   FROM NET   NET ASSET VALUE,
                                BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT       END OF         TOTAL
                                OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        PERIOD(a)     RETURN(b)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09         $3.98       $0.18(d)     $(0.98)      $(0.80)     $(0.18)         $3.00         (20.29)%
Year ended 07/31/08                4.30        0.33         (0.31)        0.02       (0.34)          3.98           0.42
Year ended 07/31/07                4.32        0.31         (0.02)        0.29       (0.31)          4.30           6.78
Year ended 07/31/06                4.50        0.29(d)      (0.17)        0.12       (0.30)          4.32           2.79
Year ended 07/31/05                4.31        0.29          0.19         0.48       (0.29)          4.50          11.54
Year ended 07/31/04                4.10        0.33(d)       0.23         0.56       (0.35)          4.31          13.92
-------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09          3.99        0.16(d)      (0.97)       (0.81)      (0.17)          3.01         (20.52)
Year ended 07/31/08                4.31        0.30         (0.31)       (0.01)      (0.31)          3.99          (0.32)
Year ended 07/31/07                4.33        0.28         (0.02)        0.26       (0.28)          4.31           5.99
Year ended 07/31/06                4.52        0.26(d)      (0.18)        0.08       (0.27)          4.33           1.80
Year ended 07/31/05                4.33        0.25          0.20         0.45       (0.26)          4.52          10.69
Year ended 07/31/04                4.12        0.30(d)       0.23         0.53       (0.32)          4.33          13.06
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09          3.97        0.16(d)      (0.96)       (0.80)      (0.17)          3.00         (20.38)
Year ended 07/31/08                4.30        0.30         (0.32)       (0.02)      (0.31)          3.97          (0.58)
Year ended 07/31/07                4.31        0.28         (0.01)        0.27       (0.28)          4.30           6.24
Year ended 07/31/06                4.50        0.26(d)      (0.18)        0.08       (0.27)          4.31           1.80
Year ended 07/31/05                4.31        0.25          0.20         0.45       (0.26)          4.50          10.73
Year ended 07/31/04                4.10        0.30(d)       0.23         0.53       (0.32)          4.31          13.12
-------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 01/31/09(f)       3.58        0.11(d)      (0.56)       (0.45)      (0.12)          3.01         (12.48)
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09          3.98        0.18(d)      (0.97)       (0.79)      (0.18)          3.01         (19.98)
Year ended 07/31/08                4.31        0.33         (0.32)        0.01       (0.34)          3.98           0.21
Year ended 07/31/07                4.32        0.31         (0.01)        0.30       (0.31)          4.31           7.06
Year ended 07/31/06                4.51        0.30(d)      (0.19)        0.11       (0.30)          4.32           2.58
Year ended 07/31/05                4.32        0.29          0.20         0.49       (0.30)          4.51          11.54
Year ended 07/31/04(f)             4.20        0.28(d)       0.13         0.41       (0.29)          4.32           9.93
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09          3.97        0.18(d)      (0.96)       (0.78)      (0.19)          3.00         (19.84)
Year ended 07/31/08                4.30        0.35         (0.32)        0.03       (0.36)          3.97           0.66
Year ended 07/31/07                4.31        0.34         (0.01)        0.33       (0.34)          4.30           7.55
Year ended 07/31/06                4.50        0.32(d)      (0.19)        0.13       (0.32)          4.31           3.06
Year ended 07/31/05                4.31        0.32          0.18         0.50       (0.31)          4.50          11.99
Year ended 07/31/04(f)             4.39        0.09(d)      (0.08)        0.01       (0.09)          4.31           0.16
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                                                          RATIO OF
                                                                        EXPENSES TO
                                                RATIO OF EXPENSES TO    AVERAGE NET    RATIO OF NET
                                                 AVERAGE NET ASSETS    ASSETS WITHOUT   INVESTMENT
                                  NET ASSETS,     WITH FEE WAIVERS      FEE WAIVERS       INCOME
                                 END OF PERIOD     AND/OR EXPENSES    AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                                (000S OMITTED)        ABSORBED            ABSORBED      NET ASSETS   TURNOVER(c)
----------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09          $279,738             1.21%(e)            1.21%(e)       10.59%(e)      40%
Year ended 07/31/08                 337,141             1.15                1.15            7.88          76
Year ended 07/31/07                 379,525             1.11                1.11            6.98         111
Year ended 07/31/06                 405,858             1.16                1.16            6.70         102
Year ended 07/31/05                 502,770             1.07                1.08            6.47          59
Year ended 07/31/04                 555,042             1.05                1.06            7.68          89
----------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09            37,930             1.96(e)             1.96(e)         9.84(e)       40
Year ended 07/31/08                  60,966             1.90                1.90            7.13          76
Year ended 07/31/07                 104,215             1.86                1.86            6.23         111
Year ended 07/31/06                 167,831             1.91                1.91            5.95         102
Year ended 07/31/05                 289,189             1.82                1.83            5.72          59
Year ended 07/31/04                 411,088             1.80                1.81            6.93          89
----------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09            30,016             1.96(e)             1.96(e)         9.84(e)       40
Year ended 07/31/08                  33,685             1.90                1.90            7.13          76
Year ended 07/31/07                  39,234             1.86                1.86            6.23         111
Year ended 07/31/06                  43,467             1.91                1.91            5.95         102
Year ended 07/31/05                  59,865             1.82                1.83            5.72          59
Year ended 07/31/04                  75,971             1.80                1.81            6.93          89
----------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 01/31/09(f)          1,273             1.00(e)             1.00(e)        10.80(e)       40
----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09            78,480             1.16(e)             1.16(e)        10.64(e)       40
Year ended 07/31/08                 107,906             1.11                1.11            7.92          76
Year ended 07/31/07                 125,803             1.10                1.10            6.99         111
Year ended 07/31/06                 145,719             1.14                1.14            6.72         102
Year ended 07/31/05                 191,508             1.03                1.04            6.51          59
Year ended 07/31/04(f)              225,998             0.96(g)             1.03(g)         7.77(g)       89
----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09           125,746             0.69(e)             0.69(e)        11.11(e)       40
Year ended 07/31/08                 172,562             0.65                0.65            8.38          76
Year ended 07/31/07                 167,971             0.64                0.64            7.45         111
Year ended 07/31/06                  86,120             0.66                0.66            6.72         102
Year ended 07/31/05                  43,605             0.63                0.64            6.91          59
Year ended 07/31/04(f)                5,309             0.67(g)             0.67(g)         8.06(g)       89
________________________________________________________________________________________________________________
================================================================================================================




(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $276,747, $45,830, $28,165, $674, $86,719 and $140,442 for Class A,
     Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(f) Commencement date of Class Y, Investor Class, and Institutional Class was October 3, 2008, September 30, 2003 and April 30, 2004, respectively.
(g)  Annualized.


24        AIM HIGH YIELD FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


25        AIM HIGH YIELD FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)  PERIOD(2,4)    (01/31/09)   PERIOD(2,5)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $802.00        $5.50       $1,019.11       $6.16        1.21%
---------------------------------------------------------------------------------------------------
        B            1,000.00        797.50         8.88        1,015.32        9.96        1.96
---------------------------------------------------------------------------------------------------
        C            1,000.00        796.20         8.87        1,015.32        9.96        1.96
---------------------------------------------------------------------------------------------------
        Y            1,000.00        875.20         3.11        1,020.16        5.09        1.00
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        800.20         5.26        1,019.36        5.90        1.16
---------------------------------------------------------------------------------------------------


(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008 through January 31, 2009 for the Y Class shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Y Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Y Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class A, Class B, Class C, Class Y and Investor Class shares to 0.99%, 1.74%, 1.74%, 0.74% and 0.99% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.99%, 1.74%, 1.74%, 0.74% and 0.94% for the Class A, Class B, Class C,
    Class Y and Investor Class shares, respectively.
(4) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.50, $7.88, $7.88, $2.30 and $4.27 for the Class A, Class B, Class C, Class Y and Investor Class shares, respectively.


26        AIM HIGH YIELD FUND

(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Y Class shares of the Fund and other funds because such data is based on a full six month period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $5.04, $8.84, $8.84, $3.77 and $4.79 for the Class A, Class B, Class C, Class Y and Investor Class shares, respectively.


27        AIM HIGH YIELD FUND

Supplement to Semiannual Report dated 1/31/09

AIM HIGH YIELD FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

10 Years                         -1.20%
  5 Years                        -0.01
  1 Year                        -19.58
  6 Months*                     -19.84

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

10 Years                        -1.59%
  5 Years                       -0.54
  1 Year                       -25.02
  6 Months*                    -24.95

*     Cumulative total return that has not been annualized

Institutional Class shares' inception date is April 30, 2004. Returns since that date are historical returns. All other returns are blended returns of historical Institutional Class share performance and restated Class A share performance (for periods prior to the inception date of Institutional Class shares) at net asset value (NAV) and reflect the Rule 12b-1 fees applicable to Class A shares. Class A shares' inception date is July 11, 1978.

      Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.65% The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund's prospectus.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   HYI-INS-2    Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $801.60        $3.13       $1,021.73       $3.52        0.69%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM HIGH YIELD FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

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      more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

      If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
- SERVICE MARK -

                      invescoaim.com   HYI-SAR-1  Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
 - SERVICE MARK -

AIM Income Fund
Semiannual Report to Shareholders - January 31, 2009


                               [MOUNTAIN GRAPHIC]

2     Fund Performance
4     Letters to Shareholders
5     Schedule of Investments
13    Financial Statements
16    Notes to Financial Statements
24    Financial Highlights
26    Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -16.08%
Class B Shares                                                                   -16.37
Class C Shares                                                                   -16.45
Class R Shares                                                                   -16.19
Class Y Shares*                                                                  -15.88
Investor Class Shares                                                            -16.04
Barclays Capital U.S. Aggregate Index+** (Broad Market Index)                      3.23
Barclays Capital U.S. Credit Index+** (Style-Specific Index)                      -2.04
Lipper BBB Rated Funds Index+ (Peer Group Index)                                  -8.26

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

** Effective 11/03/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

      The BARCLAYS CAPITAL U.S. CREDIT INDEX is an unmanaged index that consists of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

      The LIPPER BBB RATED FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2     AIM INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/09, including maximum applicable sales charges

CLASS A SHARES
Inception (5/3/68)                  5.92%
10 Years                           -0.26
 5 Years                           -2.71
 1 Year                           -22.28

CLASS B SHARES
Inception (9/7/93)                  2.12%
10 Years                           -0.37
 5 Years                           -2.74
 1 Year                           -22.53

CLASS C SHARES
Inception (8/4/97)                  0.45%
10 Years                           -0.53
 5 Years                           -2.46
 1 Year                           -19.77

CLASS R SHARES
10 Years                           -0.03%
 5 Years                           -1.97
 1 Year                           -18.41

CLASS Y SHARES
10 Years                            0.25%
 5 Years                           -1.70
 1 Year                           -18.15

INVESTOR CLASS SHARES
10 Years                            0.25%
 5 Years                           -1.74
 1 Year                           -18.30

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (5/3/68)                  6.04%
10 Years                            0.32
 5 Years                           -1.66
 1 Year                           -19.34

CLASS B SHARES
Inception (9/7/93)                  2.41%
10 Years                            0.20
 5 Years                           -1.77
 1 Year                           -19.82

CLASS C SHARES
Inception (8/4/97)                  0.82%
10 Years                            0.04
 5 Years                           -1.45
 1 Year                           -16.63

CLASS R SHARES
10 Years                            0.53%
 5 Years                           -0.97
 1 Year                           -15.56

CLASS Y SHARES
10 Years                            0.81%
 5 Years                           -0.71
 1 Year                           -15.31

INVESTOR CLASS SHARES
10 Years                            0.80%
 5 Years                           -0.74
 1 Year                           -15.44

CLASS R SHARES' INCEPTION DATE IS JUNE 3, 2002. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL CLASS R SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS R SHARES) AT NET ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS R SHARES. CLASS A SHARES' INCEPTION DATE IS MAY 3, 1968.

      CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES INCEPTION DATE IS MAY 3, 1968.

      INVESTOR CLASS SHARES' INCEPTION DATE IS SEPTEMBER 30, 2003. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INVESTOR CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INVESTOR CLASS SHARES) AT NET ASSET VALUE, WHICH RESTATED PERFORMANCE WILL REFLECT THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES FOR THE PERIOD USING BLENDED RETURNS. CLASS A SHARES' INCEPTION DATE IS MAY 3, 1968.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R, CLASS Y AND INVESTOR CLASS SHARES WAS 1.09%, 1.84%, 1.84%, 1.34%, 0.84% AND 1.09%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 4.75% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1 % FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES AND INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

3     AIM INCOME FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.


      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to meat bruce@brucecrockett.com.

Sincerely,

-s- BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Dear Shareholders:

Philip Taylor

[TAYLOR PHOTO]

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

-s- PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4     AIM INCOME FUND

SCHEDULE OF INVESTMENTS(a)

January 31, 2009
(Unaudited)




                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

BONDS & NOTES-70.50%

AEROSPACE & DEFENSE-0.91%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec. Gtd.
  Notes, (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13(b)(c)                              $ 2,895,317    $  2,866,364
================================================================================


AIRLINES-0.57%

Southwest Airlines Co.,
  Sr. Unsec. Unsub. Bonds,
  7.38%, 03/01/27                                      2,310,000       1,799,311
================================================================================


ALTERNATIVE CARRIERS-0.16%

Level 3 Financing Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14                                        690,000         510,600
================================================================================


ALUMINUM-0.38%

Novelis Inc. (Canada),
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/15                                      2,045,000       1,196,325
================================================================================


AUTOMOTIVE RETAIL-0.44%

AutoZone, Inc.,
  Sr. Unsec. Global Notes,
  6.50%, 01/15/14                                      1,400,000       1,370,288
================================================================================


BIOTECHNOLOGY-0.62%

Amgen Inc,
  Sr. Unsec. Global Notes,
  6.40%, 02/01/39                                      1,850,000       1,928,867
================================================================================


BREWERS-1.23%

Anheuser-Busch InBev Worldwide Inc.,
  Sr. Gtd. Notes,
  8.20%, 01/15/39(b)                                   1,860,000       1,895,474
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.20%, 01/15/14(b)                                   1,860,000       1,960,939
================================================================================
                                                                       3,856,413
================================================================================


BROADCASTING-1.44%

Cox Communications Inc.,
  Sr. Unsec. Notes,
  9.38%, 01/15/19(b)                                   1,860,000       2,016,585
--------------------------------------------------------------------------------
Cox Enterprises, Inc.,
  Sr. Unsec. Notes,
  7.88%, 09/15/10(b)                                   1,495,000       1,496,117
--------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Gtd. Notes,
  10.15%, 05/01/12                                     1,000,000       1,013,117
================================================================================
                                                                       4,525,819
================================================================================


CABLE & SATELLITE-2.76%

Comcast Corp.,
  Unsec. Gtd. Unsub. Global Notes,
  5.70%, 05/15/18                                      1,450,000       1,412,379
--------------------------------------------------------------------------------
Comcast Holdings Corp.,
  Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12                                     5,660,000       6,132,516
--------------------------------------------------------------------------------
Time Warner Entertainment Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.75%, 02/14/19                                      1,000,000       1,109,950
================================================================================
                                                                       8,654,845
================================================================================


COMPUTER & ELECTRONICS RETAIL-0.62%

Best Buy Co., Inc.,
  Sr. Unsec. Unsub. Global Notes,
  6.75%, 07/15/13                                      2,070,000       1,937,553
================================================================================


CONSUMER FINANCE-3.76%

American Express Bank FSB,
  Sr. Unsec. Notes,
  5.50%, 04/16/13                                      1,310,000       1,242,772
--------------------------------------------------------------------------------
American Express Credit Corp., Series C,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  1.80%, 05/27/10(d)                                     930,000         872,966
--------------------------------------------------------------------------------
  Sr. Unsec. Global Medium-Term Notes,
  7.30%, 08/20/13                                      1,000,000       1,029,324
--------------------------------------------------------------------------------
Capital One Capital III,
  Jr. Unsec. Gtd. Sub. Notes,
  7.69%, 08/15/36                                      3,130,000       1,658,900
--------------------------------------------------------------------------------
Ford Motor Credit Co. LLC,
  Sr. Unsec. Notes,
  8.00%, 12/15/16                                      2,770,000       1,731,250
--------------------------------------------------------------------------------
HSBC America Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  7.81%, 12/15/26(b)                                   1,000,000         808,316
--------------------------------------------------------------------------------
SLM Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  2.10%, 03/16/09(b)(d)                                4,500,000       4,466,381
================================================================================
                                                                      11,809,909
================================================================================


DEPARTMENT STORES-0.37%

Macys Retail Holdings Inc.,
  Gtd. Notes,
  7.88%, 07/15/15                                      1,500,000       1,158,975
================================================================================


DIVERSIFIED BANKS-7.33%

Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes,
  9.03%, 03/15/29 (Acquired 04/21/05-05/11/06;
  Cost $5,496,246)(b)                                  4,465,000       3,805,788
--------------------------------------------------------------------------------
Centura Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.85%, 06/01/27(b)                                   4,840,000       4,641,010
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INCOME FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

First Empire Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.23%, 02/01/27                                    $ 3,790,000    $  2,549,571
--------------------------------------------------------------------------------
HSBC America Capital Trust II,
  Gtd. Trust Pfd. Capital Securities,
  8.38%, 05/15/27(b)                                   3,500,000       3,145,450
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  2.13%(d)(e)                                          2,300,000         753,933
--------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands),
  Jr. Unsec. Gtd. Sub. Second Tier Euro Bonds,
  8.38%(e)                                             1,070,000       1,064,532
--------------------------------------------------------------------------------
National bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro Deb.,
  3.31%, 08/29/87(d)                                   2,700,000       1,370,550
--------------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Sr. Unsec. Sub. Floating Rate
  Euro Notes,
  3.31%(d)(e)                                          3,270,000         989,204
--------------------------------------------------------------------------------
RBS Capital Trust III,
  Unsec. Gtd. Sub. Trust Pfd. Global Notes,
  5.51%(e)                                             1,350,000         303,750
--------------------------------------------------------------------------------
Sovereign Bancorp Inc.,
  Sr. Unsec. Floating Rate Global Notes,
  2.46%, 03/01/09(d)                                   1,410,000       1,403,475
--------------------------------------------------------------------------------
Wells Fargo Capital XV,
  Jr. Unsec. Gtd. Sub. Global Notes,
  9.75%(e)                                             3,165,000       2,975,100
================================================================================
                                                                      23,002,363
================================================================================


DIVERSIFIED CAPITAL MARKETS-0.33%

UBS AG (Switzerland),
  Sr. Unsec. Medium-Term Notes,
  5.75%, 04/25/18                                      1,180,000       1,043,371
================================================================================


DIVERSIFIED METALS & MINING-0.18%

Reynolds Metals Co.,
  Sr. Unsec. Unsub. Medium-Term Notes,
  7.00%, 05/15/09                                        550,000         557,668
================================================================================


DIVERSIFIED SUPPORT SERVICES-0.18%

Geo Group, Inc. (The),
  Sr. Unsec. Global Notes,
  8.25%, 07/15/13                                        625,000         559,375
================================================================================


DRUG RETAIL-0.57%

Walgreen Co.,
  Sr. Unsec. Global Notes,
  5.25%, 01/15/19                                      1,770,000       1,784,462
================================================================================


ELECTRIC UTILITIES-2.28%

Carolina Power & Light Co.,
  Sec. First Mortgage Bonds,
  5.30%, 01/15/19                                        530,000         555,209
--------------------------------------------------------------------------------
DCP Midstream LLC,
  Notes,
  9.70%, 12/01/13(b)                                   1,500,000       1,511,457
--------------------------------------------------------------------------------
Edison Mission Energy,
  Sr. Unsec. Global Notes,
  7.00%, 05/15/17                                        920,000         862,500
--------------------------------------------------------------------------------
Indiana Michigan Power Co.,
  Sr. Notes,
  7.00%, 03/15/19                                      1,860,000       1,854,907
--------------------------------------------------------------------------------
Tenaska Alabama Partners L.P.,
  Sr. Sec. Mortgage Notes,
  7.00%, 06/30/21(b)                                   1,376,469       1,073,646
--------------------------------------------------------------------------------
Westar Energy Inc.,
  Sr. Sec. First Mortgage Notes,
  7.13%, 08/01/09                                      1,292,000       1,285,645
================================================================================
                                                                       7,143,364
================================================================================


GENERAL MERCHANDISE STORES-0.07%

Pantry, Inc. (The),
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 02/15/14                                        315,000         233,100
================================================================================


HEALTH CARE SERVICES-0.71%

Orlando Lutheran Towers Inc.,
  Bonds,
  7.75%, 07/01/11                                        825,000         797,379
--------------------------------------------------------------------------------
  8.00%, 07/01/17                                      1,400,000       1,446,906
================================================================================
                                                                       2,244,285
================================================================================


HOMEBUILDING-1.51%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 02/01/09                                      2,725,000       2,731,812
--------------------------------------------------------------------------------
  7.88%, 08/15/11                                      2,200,000       2,007,500
================================================================================
                                                                       4,739,312
================================================================================


HYPERMARKETS & SUPER CENTERS-0.73%

Wal-Mart Stores, Inc.,
  Sr. Unsec. Notes,
  3.00%, 02/03/14                                        515,000         515,374
--------------------------------------------------------------------------------
  4.13%, 02/01/19                                      1,835,000       1,764,181
================================================================================
                                                                       2,279,555
================================================================================


INTEGRATED OIL & GAS-0.79%

ConocoPhillips,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/01/39                                      2,505,000       2,493,457
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-5.45%

AT&T Inc.,
  Sr. Unsec. Global Bonds,
  6.55%, 02/15/39                                        955,000         960,513
--------------------------------------------------------------------------------
Pacific Bell Telephone Co.,
  Sr. Unsec. Gtd. Bonds,
  7.38%, 07/15/43                                      4,620,000       4,643,509
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INCOME FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Southwestern Bell Telephone L.P.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.20%, 10/15/26                                    $ 2,460,000    $  2,228,648
--------------------------------------------------------------------------------
Verizon Communications Inc.,
  Sr. Unsec. Unsub. Global Notes,
  8.75%, 11/01/18                                      2,000,000       2,337,352
--------------------------------------------------------------------------------
Verizon Florida LLC-Series F,
  Sr. Unsec. Deb.,
  6.13%, 01/15/13                                        850,000         835,659
--------------------------------------------------------------------------------
Verizon New York, Inc.,
  Sr. Unsec. Bonds,
  7.00%, 12/01/33                                      2,380,000       1,998,465
--------------------------------------------------------------------------------
Verizon Wireless Capital LLC,
  Sr. Unsec. Unsub. Notes,
  7.38%, 11/15/13(b)                                   1,860,000       1,999,289
--------------------------------------------------------------------------------
  8.50%, 11/15/18(b)                                   1,860,000       2,112,397
================================================================================
                                                                      17,115,832
================================================================================


INTERNET RETAIL-1.29%

Expedia, Inc.,
  Sr. Unsec. Gtd. Putable Global Notes,
  7.46%, 08/15/13                                      4,940,000       4,050,800
================================================================================


INVESTMENT BANKING & BROKERAGE-3.57%

Bear Stearns Cos. LLC, (The),
  Sr. Unsec. Unsub. Floating Rate Notes,
  1.49%, 07/19/10(d)                                   3,160,000       3,001,664
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
  Sr. Unsec. Global Notes,
  6.15%, 04/01/18                                        670,000         614,435
--------------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37                                      1,710,000       1,321,737
--------------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Notes,
  6.45%, 06/08/27                                      5,040,000       2,913,326
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18                                      1,970,000       1,894,628
--------------------------------------------------------------------------------
Morgan Stanley, Series F,
  Sr. Unsec. Medium-Term Global Notes,
  5.95%, 12/28/17                                      1,680,000       1,463,746
================================================================================
                                                                      11,209,536
================================================================================


LIFE & HEALTH INSURANCE-1.63%

Americo Life Inc.,
  Notes,
  7.88%, 05/01/13(b)                                   1,330,000       1,001,187
--------------------------------------------------------------------------------
Prudential Financial, Inc.,
  Jr. Unsec. Sub. Global Notes,
  8.88%, 06/15/38                                      1,690,000       1,139,043
--------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B,
  Sr. Sec. Bonds, (INS-Financial Security
  Assurance Inc.)
  7.25%, 12/18/23(b)(c)                                3,310,000       2,985,487
================================================================================
                                                                       5,125,717
================================================================================


MORTGAGE BACKED SECURITIES-0.84%

U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Global Notes,
  5.92%, 05/25/12                                      2,543,508       2,645,269
================================================================================


MOVIES & ENTERTAINMENT-1.70%

News America Holdings Inc.,
  Sr. Unsec. Gtd. Deb.,
  7.75%, 12/01/45                                      4,620,000       4,685,354
--------------------------------------------------------------------------------
Time Warner Cable, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.75%, 07/01/18                                        670,000         656,914
================================================================================
                                                                       5,342,268
================================================================================


MULTI-LINE INSURANCE-0.19%

Liberty Mutual Group, Inc.,
  Jr. Gtd. Sub. Notes,
  10.75%, 06/15/58(b)                                  1,020,000         592,496
================================================================================


MULTI-UTILITIES-1.73%

Dominion Resources Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities Bonds,
  7.83%, 12/01/27                                      4,920,000       4,182,821
--------------------------------------------------------------------------------
Pacific Gas & Electric Co.,
  Sr. Unsec. Notes,
  8.25%, 10/15/18                                      1,000,000       1,238,638
================================================================================
                                                                       5,421,459
================================================================================


OFFICE ELECTRONICS-0.55%

Xerox Corp.,
  Sr. Unsec. Notes,
  5.65%, 05/15/13                                      1,915,000       1,739,093
================================================================================


OIL & GAS EXPLORATION & PRODUCTION-1.05%

Petroleos Mexicanos (Mexico),
  Notes,
  8.00%, 05/03/19(b)                                   1,700,000       1,643,640
--------------------------------------------------------------------------------
XTO Energy Inc.,
  Sr. Unsec. Unsub. Notes,
  5.75%, 12/15/13                                      1,660,000       1,653,127
================================================================================
                                                                       3,296,767
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INCOME FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-0.98%

Western Power Distribution Holdings Ltd. (United
  Kingdom),
  Sr. Unsec. Unsub. Notes,
  7.38%, 12/15/28(b)                                 $ 4,225,000    $  3,091,607
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-6.18%

Allstate Life Global Funding Trusts,
  Medium-Term Global Notes,
  5.38%, 04/30/13                                      1,700,000       1,713,591
--------------------------------------------------------------------------------
BankAmerica Capital III,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  1.66%, 01/15/27(d)                                   4,860,000       2,576,895
--------------------------------------------------------------------------------
General Electric Capital Corp., Series A,
  Sr. Unsec. Medium-Term Global Notes,
  6.88%, 01/10/39                                      5,120,000       4,549,486
--------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Global Notes,
  4.75%, 05/01/13                                      1,465,000       1,461,536
--------------------------------------------------------------------------------
  Series 1, Jr. Unsec. Sub. Global Notes,
  7.90%(e)                                             3,340,000       2,471,600
--------------------------------------------------------------------------------
Lazard Group LLC,
  Sr. Unsec. Global Notes,
  6.85%, 06/15/17                                      2,575,000       1,776,835
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2, Class
  A1, Sr. Unsec. Global Bonds,
  9.69%, 08/15/09                                      1,166,250       1,174,426
--------------------------------------------------------------------------------
Regional Diversified Funding,
  Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03-09/22/04;
  Cost $5,704,016)(b)                                  4,921,111       1,968,445
--------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands)-Class A-1a,
  Sr. Sec. Floating Rate Notes,
  1.49%, 01/25/36 (Acquired 03/21/05; Cost
  $2,502,998)(b)(d)                                    2,502,998         739,949
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through Ctfs.
  1.39% (Acquired 12/07/04-04/03/06;
  Cost$1,644,980)(b)(d)(e)(f)                          1,640,000          18,450
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  2.17% (Acquired 11/10/06; Cost
  $2,593,056)(b)(d)(e)                                 2,590,000          55,038
--------------------------------------------------------------------------------
Windsor Financing LLC,
  Sr. Sec. Gtd. Notes,
  5.88%, 07/15/17(b)                                     913,955         888,156
================================================================================
                                                                      19,394,407
================================================================================


PACKAGED FOODS & MEATS-1.10%

Kraft Foods Inc.,
  Sr. Unsec. Global Notes,
  6.13%, 08/23/18                                      1,700,000       1,724,944
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.88%, 01/26/39                                      1,700,000       1,741,426
================================================================================
                                                                       3,466,370
================================================================================


PAPER PRODUCTS-0.66%

Cellu Tissue Holdings, Inc.,
  Sec. Gtd. Global Notes,
  9.75%, 03/15/10                                        185,000         151,700
--------------------------------------------------------------------------------
International Paper Co.,
  Sr. Unsec. Unsub. Notes,
  5.13%, 11/15/12                                        920,000         805,395
--------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13                                      2,160,000       1,101,600
================================================================================
                                                                       2,058,695
================================================================================


PROPERTY & CASUALTY INSURANCE-5.60%

Chubb Corp. (The),
  Sr. Notes,
  5.75%, 05/15/18                                        670,000         649,480
--------------------------------------------------------------------------------
  Series 1, Sr. Notes,
  6.50%, 05/15/38                                        320,000         310,462
--------------------------------------------------------------------------------
First American Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.50%, 04/15/12                                      9,160,000       4,593,740
--------------------------------------------------------------------------------
North Front Pass-Through Trust,
  Sec. Pass Through Ctfs.,
  5.81%, 12/15/24(b)                                   4,300,000       2,131,579
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Gtd. Bonds,
  8.00%, 09/15/34(b)                                   3,805,000       2,571,407
--------------------------------------------------------------------------------
Oil Insurance Ltd.,
  Notes,
  7.56%(b)(e)                                         10,000,000       3,893,119
--------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Australia),
  Sr. Unsec. Unsub. Bonds,
  9.75%, 03/14/14 (Acquired 12/30/08; Cost
  $3,481,189)(b)                                       3,486,000       3,435,719
================================================================================
                                                                      17,585,506
================================================================================


RAILROADS-0.43%

Norfolk Southern Corp.,
  Sr. Unsec. Notes,
  5.75%, 01/15/16(b)                                   1,400,000       1,345,644
================================================================================


REGIONAL BANKS-3.16%

Cullen/Frost Capital Trust I,
  Jr. Unsec. Gtd. Sub. Floating Rate Notes,
  3.75%, 03/01/34(d)                                   6,550,000       2,390,750
--------------------------------------------------------------------------------
PNC Capital Trust C,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities Bonds,
  2.77%, 06/01/28(d)                                   1,160,000         568,437
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INCOME FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Silicon Valley Bank,
  Unsec. Sub. Notes,
  6.05%, 06/01/17                                    $ 5,880,000    $  4,650,032
--------------------------------------------------------------------------------
TCF National Bank,
  Sub. Notes,
  5.00%, 06/15/14                                      2,120,000       1,309,518
--------------------------------------------------------------------------------
US AgBank FCB-Series 1,
  Notes,
  6.11% (Acquired 03/15/07; Cost $1,595,000)(b)(e)     1,595,000         988,820
================================================================================
                                                                       9,907,557
================================================================================


REINSURANCE-0.24%

Stingray Pass-Through Trust,
  Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-07/19/07;
  Cost 6,251,480)(b)                                   6,400,000         768,000
================================================================================


RESEARCH & CONSULTING SERVICES-0.34%

Erac USA Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(b)                                   2,105,000       1,074,356
================================================================================


RESTAURANTS-1.07%

McDonald's Corp.,
  Sr. Unsec. Medium-Term Notes,
  5.00%, 02/01/19                                      1,400,000       1,456,218
--------------------------------------------------------------------------------
  5.70%, 02/01/39                                      1,850,000       1,892,959
================================================================================
                                                                       3,349,177
================================================================================


SEMICONDUCTORS-0.24%

Viasystems Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.50%, 01/15/11                                     1,020,000         754,800
================================================================================


SPECIALIZED FINANCE-0.72%

National Rural Utilities Cooperative Finance
  Corp., Sec. Trust Pfd. Global Bonds,
  10.38%, 11/01/18                                     1,870,000       2,244,657
================================================================================


SPECIALIZED REIT'S-0.45%

Health Care REIT Inc.,
  Sr. Unsec. Notes,
  5.88%, 05/15/15                                      1,990,000       1,425,383
================================================================================


SPECIALTY CHEMICALS-0.46%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12                                      1,525,000       1,433,972
================================================================================


STEEL-0.58%

United States Steel Corp.,
  Sr. Unsec. Bonds,
  6.65%, 06/01/37                                        920,000         530,527
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.05%, 06/01/17                                      1,850,000       1,301,633
================================================================================
                                                                       1,832,160
================================================================================


THRIFTS & MORTGAGE FINANCE-0.64%

Countrywide Financial Corp.,
  Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes,
  5.80%, 06/07/12                                      2,050,000       2,009,000
================================================================================


TOBACCO-1.35%

Altria Group, Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.50%, 11/10/13                                      1,700,000       1,872,439
--------------------------------------------------------------------------------
Philip Morris International Inc.,
  Sr. Unsec. Unsub. Global Notes,
  5.65%, 05/16/18                                      2,350,000       2,359,923
================================================================================
                                                                       4,232,362
================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.24%

United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12                                        920,000         759,000
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.12%

Digicel Group Ltd. (Bermuda),
  Sr. Unsec. Notes,
  8.88%, 01/15/15(b)                                     500,000         369,375
================================================================================
     Total Bonds & Notes (Cost $291,640,607)                         221,336,846
================================================================================


                                                        SHARES

PREFERRED STOCKS-6.51%

OFFICE SERVICES & SUPPLIES-3.26%

Pitney Bowes International Holdings Inc.,
  Series D,
  4.85% Pfd.                                                 105      10,230,472
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.02%

Auction Pass Through Trust,
  Series 2007-T2, Class A,
  7.96% Pfd. (Acquired 10/16/07-12/14/07; Cost
  $12,745,556)(b)                                            169       6,337,500
================================================================================


SPECIALIZED FINANCE-0.29%

Agfirst Farm Credit Bank-Class B,
  6.59% Pfd. (Acquired 06/05/07; Cost
  $1,515,000)(b)                                       1,515,000         901,773
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.94%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                             168,173       2,968,254
================================================================================
     Total Preferred Stocks (Cost $28,502,329)                        20,437,999
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INCOME FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-16.67%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-9.51%

Pass Through Ctfs.,
  8.50%, 03/01/10                                    $     1,753    $      1,827
--------------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                          1,067,547       1,137,921
--------------------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/35                          1,798,659       1,887,714
--------------------------------------------------------------------------------
  5.50%, 09/01/16 to 11/01/18                            742,419         768,383
--------------------------------------------------------------------------------
  6.00%, 04/01/17 to 10/01/32                            751,540         782,437
--------------------------------------------------------------------------------
  7.50%, 06/01/30                                          2,102           2,244
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 02/01/39(g)(h)                                6,000,000       6,139,686
--------------------------------------------------------------------------------
  4.50%, 03/01/39(g)(h)                                9,000,000       9,011,250
--------------------------------------------------------------------------------
  5.00%, 03/01/39(g)(h)                               10,000,000      10,126,560
================================================================================
                                                                      29,858,022
================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.88%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                            130,517         138,799
--------------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                            330,062         349,790
--------------------------------------------------------------------------------
  6.50%, 09/01/16 to 10/01/35                            591,387         620,297
--------------------------------------------------------------------------------
  5.00%, 01/01/18 to 09/01/18(i)                         444,090         457,025
--------------------------------------------------------------------------------
  8.50%, 10/01/28                                         47,522          51,187
--------------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32(i)                         134,411         142,830
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 02/01/24 to 03/01/39(g)(h)                    7,000,000       7,066,562
--------------------------------------------------------------------------------
  4.00%, 03/01/24(g)(h)                                3,000,000       3,006,564
--------------------------------------------------------------------------------
  5.00%, 02/01/39(g)(h)                                5,000,000       5,083,595
--------------------------------------------------------------------------------
  6.50%, 02/01/39(g)(h)                                4,500,000       4,687,736
================================================================================
                                                                      21,604,385
================================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-0.28%

Pass Through Ctfs.,
  7.50%, 06/15/23(i)                                     157,707         168,092
--------------------------------------------------------------------------------
  8.50%, 11/15/24(i)                                      64,475          68,964
--------------------------------------------------------------------------------
  8.00%, 09/20/26                                         37,846          40,137
--------------------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32(i)                         303,103         316,426
--------------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                             16,358          17,505
--------------------------------------------------------------------------------
  6.00%, 01/15/32 to 02/15/33(i)                         254,100         262,323
================================================================================
                                                                         873,447
================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $52,398,668)                           52,335,854
================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.89%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-1.11%

Sr. Unsec. Floating Rate Global Notes,
  4.80%, 02/17/09(d)(j)                                3,500,000       3,500,000
================================================================================


STUDENT LOAN MARKETING ASSOCIATION-0.78%

SLM Corp., Sr. Unsec. Unsub. Floating Rate Medium-
  Term Notes,
  0.72%, 03/15/10(d)                                   3,000,000       2,433,152
================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $6,433,287)                                    5,933,152
================================================================================



U.S. TREASURY NOTES-3.79%

  4.50%, 03/31/09(j)                                   1,100,000       1,107,659
--------------------------------------------------------------------------------
  3.50%, 08/15/09(i)                                   2,110,000       2,144,452
--------------------------------------------------------------------------------
  2.00%, 02/28/10(j)                                   3,000,000       3,045,000
--------------------------------------------------------------------------------
  1.50%, 12/31/13                                      5,695,000       5,613,134
================================================================================
     Total U.S. Treasury Notes
       (Cost $11,913,571)                                             11,910,245
================================================================================



MUNICIPAL OBLIGATIONS-3.20%

Blount (County of), Tennessee Health & Educational
  Facilities Board (Asbury Inc.);
  Series 2007 B, Ref. Taxable RB,
  7.50%, 04/01/09                                        390,000         389,041
--------------------------------------------------------------------------------
Detroit (City of), Michigan;
  Series 2005 A-1, Taxable Capital Improvement
  Limited Tax GO, (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20(c)                                   1,430,000         736,421
--------------------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc.);
  Series 2006 B, Taxable RB,
  7.50%, 05/15/17                                        725,000         601,801
--------------------------------------------------------------------------------
  Series 2007 P, Taxable RB,
  9.00%, 05/15/18                                        695,000         564,680
--------------------------------------------------------------------------------
Industry (City of), California Urban Development
  Agency (Project No. 3);
  Series 2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.)
  6.10%, 05/01/24(c)                                   7,800,000       6,597,786
--------------------------------------------------------------------------------
Milwaukee (City of), Wisconsin Redevelopment
  Authority (Academy of Learning Project); Series
  2007 B, Taxable RB,
  7.56%, 08/01/16                                        330,000         263,809
--------------------------------------------------------------------------------
Milwaukee (City of), Wisconsin Redevelopment
  Authority;
  Series 2007 C, Taxable RB,
  7.56%, 08/01/13                                        520,000         452,296
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM INCOME FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-(CONTINUED)

Utah (County of), Utah Charter Schools
  (Lakeview Academy);
  Series 2007 B, Taxable RB,
  7.00%, 07/15/09                                    $   145,000    $    145,574
--------------------------------------------------------------------------------
  (Renaissance Academy);
  Series 2007 B, Taxable RB,
  7.00%, 07/15/09                                        135,000         135,535
--------------------------------------------------------------------------------
  (Ronald Wilson Reagan);
  Series 2007 B, Taxable RB,
  8.50%, 02/15/10                                        150,000         149,799
================================================================================
     Total Municipal Obligations (Cost
       $12,484,664)                                                   10,036,742
================================================================================



ASSET-BACKED SECURITIES-2.87%


ASSET-BACKED SECURITIES-LOANS-0.21%

Pacific Coast CDO Ltd.-Series 1A,
  Class A, Floating Rate Bonds,
  1.59%, 10/25/36 (Acquired 03/24/04-05/26/04;
  Cost $1,747,920)(b)(d)                               1,764,939         653,027
================================================================================


COLLATERALIZED MORTGAGE OBLIGATIONS-2.12%

Citicorp Lease Pass-Through Trust-Series 1999-1,
  Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19(b)                                   7,780,000       6,645,139
================================================================================


HOME EQUITY LOAN-0.54%

Countrywide Asset-Backed Ctfs.-Series 2007-4,
  Class A1B, Pass Through Ctfs.,
  5.81%, 09/25/37                                      1,817,301       1,708,107
================================================================================
     Total Asset-Backed Securities (Cost
       $12,485,302)                                                    9,006,273
================================================================================



                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS-0.09%

BROADCASTING-0.09%

Adelphia Communications Corp.,
  Sr. Notes 10.88%, 10/01/10(k)                               --    $     17,700
--------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(k)                  859,558          15,042
--------------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(l)                        12,867         239,712
================================================================================
                                                                         272,454
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc.(l)                                          128              19
--------------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(m)                                              3,302              16
--------------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(m)                                              2,476              10
--------------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(m)                                              2,476               5
================================================================================
                                                                              50
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $856,019)                                                   272,504
================================================================================



MONEY MARKET FUNDS-9.84%

Liquid Assets Portfolio-Institutional Class(n)        15,453,495      15,453,495
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(n)              15,453,495      15,453,495
================================================================================
     Total Money Market Funds (Cost $30,906,990)                      30,906,990
================================================================================
TOTAL INVESTMENTS-115.36% (Cost $447,621,437)                        362,176,605
================================================================================
OTHER ASSETS LESS LIABILITIES-(15.36)%                               (48,234,544)
================================================================================
NET ASSETS-100.00%                                                  $313,942,061
________________________________________________________________________________
================================================================================



Investment Abbreviations:


CDO     - Collateralized Debt Obligation
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
Pfd.    - Preferred
RB      - Revenue Bonds
Ref.    - Refunding
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $79,376,647, which represented 25.28% of the Fund's Net Assets.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.
(e)   Perpetual bond with no specified maturity date.
(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at January 31, 2009 represented less than 0.01% of the Fund's Net Assets.
(g)   This security is subject to dollar roll transactions. See Note 1I.
(h)   Security purchased on forward commitment basis.
(i) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 8.
(j) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1M and Note 9.
(k) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)   Non-income producing security.
(m) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(n) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM INCOME FUND

PORTFOLIO COMPOSITION

By security type, based on Total Investments as of January 31, 2009


-------------------------------------------------------------------------
Bonds & Notes                                                        61.1%
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 14.5
-------------------------------------------------------------------------
Preferred Stocks                                                      5.6
-------------------------------------------------------------------------
U.S. Treasury Securities                                              3.3
-------------------------------------------------------------------------
Municipal Obligations                                                 2.8
-------------------------------------------------------------------------
Asset-Backed Securities                                               2.5
-------------------------------------------------------------------------
U.S. Government-Sponsored Agency                                      1.6
-------------------------------------------------------------------------
Common Stocks & other Equity Interests                                0.1
-------------------------------------------------------------------------
Money Market Funds                                                    8.5
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $416,714,447)                           $ 331,269,615
-------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                   30,906,990
=======================================================
     Total investments (Cost
       $447,621,437)                        362,176,605
=======================================================
Foreign currencies, at value (Cost $35)              30
-------------------------------------------------------
Receivables for:
  Investments sold                           35,209,702
-------------------------------------------------------
  Fund shares sold                               97,746
-------------------------------------------------------
  Dividends and Interest                      4,773,892
-------------------------------------------------------
  Unrealized appreciation on swap
     agreements                                 119,050
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              84,157
-------------------------------------------------------
Other assets                                     23,529
=======================================================
     Total assets                           402,484,711
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      77,045,653
-------------------------------------------------------
  Credit default swap agreements close-
     out                                      8,299,419
-------------------------------------------------------
  Fund shares reacquired                        359,399
-------------------------------------------------------
  Amount due custodian                            5,567
-------------------------------------------------------
  Dividends                                     313,281
-------------------------------------------------------
  Variation margin                              120,955
-------------------------------------------------------
  Accrued fees to affiliates                    234,432
-------------------------------------------------------
  Accrued other operating expenses              130,780
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              154,343
-------------------------------------------------------
Premiums received on swap agreements          1,878,821
=======================================================
     Total liabilities                       88,542,650
=======================================================
Net assets applicable to shares
  outstanding                             $ 313,942,061
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 684,294,911
-------------------------------------------------------
Undistributed net investment income          (4,890,989)
-------------------------------------------------------
Undistributed net realized gain (loss)     (280,103,156)
-------------------------------------------------------
Unrealized appreciation (depreciation)      (85,358,705)
=======================================================
                                          $ 313,942,061
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                   $ 197,430,350
_______________________________________________________
=======================================================
Class B                                   $  31,951,210
_______________________________________________________
=======================================================
Class C                                   $  16,294,765
_______________________________________________________
=======================================================
Class R                                   $   3,909,036
_______________________________________________________
=======================================================
Class Y                                   $     669,004
_______________________________________________________
=======================================================
Investor Class                            $  57,187,616
_______________________________________________________
=======================================================
Institutional Class                       $   6,500,080
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      44,511,719
_______________________________________________________
=======================================================
Class B                                       7,194,877
_______________________________________________________
=======================================================
Class C                                       3,681,359
_______________________________________________________
=======================================================
Class R                                         882,563
_______________________________________________________
=======================================================
Class Y                                         150,667
_______________________________________________________
=======================================================
Investor Class                               12,872,098
_______________________________________________________
=======================================================
Institutional Class                           1,463,660
_______________________________________________________
=======================================================
Class A:
  Net asset value per share               $        4.44
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $4.44 divided
     by 95.25%)                           $        4.66
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                            $        4.44
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                            $        4.43
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                            $        4.43
_______________________________________________________
=======================================================
Class Y:
  Net asset value and offering price
     per share                            $        4.44
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                            $        4.44
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $        4.44
_______________________________________________________
=======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM INCOME FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $ 13,307,316
------------------------------------------------------------------------------------------------
Dividends                                                                                932,300
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             104,634
================================================================================================
     Total investment income                                                          14,344,250
================================================================================================


EXPENSES:

Advisory fees                                                                            820,207
------------------------------------------------------------------------------------------------
Administrative services fees                                                              69,803
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                278,830
------------------------------------------------------------------------------------------------
  Class B                                                                                202,707
------------------------------------------------------------------------------------------------
  Class C                                                                                 89,780
------------------------------------------------------------------------------------------------
  Class R                                                                                 10,888
------------------------------------------------------------------------------------------------
  Investor Class                                                                          82,096
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                        523,419
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         746
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 14,973
------------------------------------------------------------------------------------------------
Reports to shareholders                                                                  129,737
------------------------------------------------------------------------------------------------
Other                                                                                    118,952
================================================================================================
     Total expenses                                                                    2,342,138
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (16,939)
================================================================================================
     Net expenses                                                                      2,325,199
================================================================================================
Net investment income                                                                 12,019,051
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (27,397,388)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                    3,852,405
------------------------------------------------------------------------------------------------
  Swap agreements                                                                    (25,737,966)
================================================================================================
                                                                                     (49,282,949)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (38,082,366)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (984,836)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                     11,995,365
================================================================================================
                                                                                     (27,071,837)
================================================================================================
Net realized and unrealized gain (loss)                                              (76,354,786)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(64,335,735)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                            JANUARY 31,        JULY 31,
                                                                                2009             2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  12,019,051    $  28,311,223
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (49,282,949)       2,912,875
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (27,071,837)     (45,469,290)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (64,335,735)     (14,245,192)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (11,249,082)     (18,484,934)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,899,290)      (3,582,451)
---------------------------------------------------------------------------------------------------------
  Class C                                                                       (833,841)      (1,356,142)
---------------------------------------------------------------------------------------------------------
  Class R                                                                       (213,315)        (304,296)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        (23,239)              --
---------------------------------------------------------------------------------------------------------
  Investor Class                                                              (3,304,084)      (5,481,049)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (405,826)        (647,074)
=========================================================================================================
     Total distributions from net investment income                          (17,928,677)     (29,855,946)
=========================================================================================================
Share transactions-net:
  Class A                                                                     (8,871,660)     (36,332,694)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (9,143,571)     (22,188,141)
---------------------------------------------------------------------------------------------------------
  Class C                                                                       (413,564)      (3,699,044)
---------------------------------------------------------------------------------------------------------
  Class R                                                                          8,288          709,920
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        754,009               --
---------------------------------------------------------------------------------------------------------
  Investor Class                                                              (3,468,546)     (11,883,809)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (741,085)         626,923
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (21,876,129)     (72,766,845)
=========================================================================================================
     Net increase (decrease) in net assets                                  (104,140,541)    (116,867,983)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                        418,082,602      534,950,585
=========================================================================================================
  End of period (includes undistributed net investment income of
     $(4,890,989) and $1,018,637, respectively)                            $ 313,942,061    $ 418,082,602
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM INCOME FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


16        AIM INCOME FUND

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of

17        AIM INCOME FUND
      the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full

18        AIM INCOME FUND
      notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended January 31, 2009, the Advisor waived advisory fees of $5,045.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $782.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of

19        AIM INCOME FUND
expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $16,076 in front-end sales commissions from the sale of Class A shares and $0, $35,252, $1,477 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $ 34,115,006        $(32,898)
-------------------------------------------------------
Level 2                   325,422,427         119,050
-------------------------------------------------------
Level 3                     2,639,172              --
=======================================================
                         $362,176,605        $ 86,152
_______________________________________________________
=======================================================




* Other investments include futures and credit default swap agreements, which are included at unrealized appreciation/(depreciation).

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2009, the Fund engaged in securities purchases of $4,613,109.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $11,112.


20        AIM INCOME FUND

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $2,204 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 8--FUTURES CONTRACTS AT PERIOD-END


                                                 OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                        NUMBER OF          MONTH/                          APPRECIATION
CONTRACT                                                CONTRACTS        COMMITMENT          VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                 137        March-2009/Long     $16,189,547        $(169,855)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                154        March-2009/Long      18,891,469          (36,829)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                175        March-2009/Long      22,173,047          173,786
========================================================================================================================
  Total                                                                                   $57,254,063        $ (32,898)
________________________________________________________________________________________________________________________
========================================================================================================================



NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END


                                                OPEN CREDIT DEFAULT SWAP AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET VALUE
                                                                                               IMPLIED    NOTIONAL     UNREALIZED
                                                     BUY/SELL    (PAY)/RECEIVE   EXPIRATION     CREDIT     AMOUNT     APPRECIATION
REFERENCE ENTITY                 COUNTERPARTY       PROTECTION     FIXED RATE       DATE      SPREAD(A)     (000)    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
                             Merrill Lynch
Assured Guaranty Corp.       International             Sell           5.00%       03/20/09      33.15%     $ 2,935      $(108,224)
-----------------------------------------------------------------------------------------------------------------------------------
CDX North American
  Investment Grade
  Index -- Series 11         Bank of America           Sell           1.50%(b)    12/20/13       1.97%      18,000        125,552
-----------------------------------------------------------------------------------------------------------------------------------
CDX North American
  Investment Grade           Morgan Stanley & Co.
  Index -- Series 11         International PLC         Sell           1.50%(c)    12/20/13       1.97%      23,000        170,194
-----------------------------------------------------------------------------------------------------------------------------------
CDX North American
  Investment Grade
  Index -- Series 11         UBS AG                    Sell           1.50%(d)    12/20/13       1.97%      25,000        203,556
-----------------------------------------------------------------------------------------------------------------------------------
iStar Financial Inc.         UBS AG                    Sell           5.00%(e)    03/20/09      91.01%       2,820       (272,028)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Credit Default Swap Agreements                                                                     $71,755      $ 119,050
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)  Unamortized premium at period-end of $493,420.
(c)  Unamortized premium at period-end of $640,249
(d)  Unamortized premium at period-end of $714,486
(e)  Unamortized premium at period-end of $30,666.


21        AIM INCOME FUND

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $205,850,759 of capital loss carryforward in the fiscal year ending July 31, 2009.

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2009                                                                      $ 36,238,439
-----------------------------------------------------------------------------------------------
July 31, 2010                                                                        96,935,672
-----------------------------------------------------------------------------------------------
July 31, 2011                                                                        67,966,234
-----------------------------------------------------------------------------------------------
July 31, 2013                                                                         1,850,846
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                         5,758,047
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                         8,358,283
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                        10,441,749
===============================================================================================
Total capital loss carryforward                                                    $227,549,270
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $77,678,848 and $139,208,660, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  7,504,969
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (97,458,408)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(89,953,439)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $452,130,044.




22        AIM INCOME FUND

NOTE 12--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                 JANUARY 31, 2009(a)                 JULY 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,095,488     $ 10,246,676       5,516,082     $ 32,716,943
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       456,984        2,243,126       1,700,061       10,009,879
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       509,657        2,422,145         842,005        4,964,123
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       138,316          661,388         323,024        1,899,526
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    161,142          803,922              --               --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              1,375,015        6,564,423       1,501,335        8,884,151
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            61,261          312,448         325,482        1,935,047
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     1,812,394        8,640,123       2,416,330       14,095,289
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       312,990        1,496,736         477,491        2,792,860
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       146,324          696,531         188,244        1,094,712
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        44,310          211,689          50,997          296,295
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         4,918           22,208              --               --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                602,991        2,885,052         823,435        4,813,923
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            84,674          405,340         110,779          646,399
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     1,056,636        5,157,423       2,383,821       13,956,587
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,055,253)      (5,157,423)     (2,381,303)     (13,956,587)
=========================================================================================================================
Reacquired:
  Class A(b)                                                 (6,733,077)     (32,915,882)    (16,474,775)     (97,101,513)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,574,398)      (7,726,010)     (3,560,869)     (21,034,293)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (713,842)      (3,532,240)     (1,664,063)      (9,757,879)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (179,692)        (864,789)       (254,567)      (1,485,901)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (15,393)         (72,121)             --               --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                          (2,675,996)     (12,918,021)     (4,339,464)     (25,581,883)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (298,844)      (1,458,873)       (333,610)      (1,954,523)
=========================================================================================================================
     Net increase (decrease) in share activity               (4,383,395)    $(21,876,129)    (12,349,565)    $(72,766,845)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

CLASS                                                                        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------
Class Y                                                                      158,317     $ 790,002
--------------------------------------------------------------------------------------------------
Class A                                                                     (147,717)     (737,106)
--------------------------------------------------------------------------------------------------
Investor Class                                                               (10,579)      (52,896)
__________________________________________________________________________________________________
==================================================================================================



NOTE 13--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


23        AIM INCOME FUND

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET                NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL      END OF PERIOD
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(b)   (000S OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    $5.56       $0.17        $(1.04)      $(0.87)     $(0.25)      $4.44      (15.89)%     $197,430
Year ended 07/31/08           6.11        0.36         (0.53)       (0.17)      (0.38)       5.56       (2.91)       257,418
Year ended 07/31/07           6.18        0.34         (0.05)        0.29       (0.36)       6.11        4.71        320,513
Year ended 07/31/06           6.52        0.31         (0.25)        0.06       (0.40)       6.18        0.99        327,301
Year ended 07/31/05           6.54        0.28          0.12         0.40       (0.42)       6.52        6.27        356,661
Year ended 07/31/04           6.51        0.28          0.15         0.43       (0.40)       6.54        6.64        384,741
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09     5.57        0.15         (1.05)       (0.90)      (0.23)       4.44      (16.37)        31,951
Year ended 07/31/08           6.12        0.31         (0.52)       (0.21)      (0.34)       5.57       (3.62)        50,421
Year ended 07/31/07           6.19        0.29         (0.05)        0.24       (0.31)       6.12        3.93         78,442
Year ended 07/31/06           6.52        0.26         (0.24)        0.02       (0.35)       6.19        0.39        114,200
Year ended 07/31/05           6.55        0.23          0.11         0.34       (0.37)       6.52        5.32        156,363
Year ended 07/31/04           6.52        0.23          0.15         0.38       (0.35)       6.55        5.86        196,237
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09     5.55        0.15         (1.04)       (0.89)      (0.23)       4.43      (16.26)        16,295
Year ended 07/31/08           6.10        0.31         (0.53)       (0.22)      (0.33)       5.55       (3.65)        20,753
Year ended 07/31/07           6.17        0.29         (0.05)        0.24       (0.31)       6.10        3.93         26,673
Year ended 07/31/06           6.50        0.26         (0.24)        0.02       (0.35)       6.17        0.39         29,236
Year ended 07/31/05           6.53        0.23          0.11         0.34       (0.37)       6.50        5.34         32,305
Year ended 07/31/04           6.51        0.23          0.14         0.37       (0.35)       6.53        5.72         36,947
-------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09     5.56        0.16         (1.05)       (0.89)      (0.24)       4.43      (16.19)         3,909
Year ended 07/31/08           6.10        0.34         (0.52)       (0.18)      (0.36)       5.56       (2.99)         4,887
Year ended 07/31/07           6.18        0.32         (0.06)        0.26       (0.34)       6.10        4.27          4,640
Year ended 07/31/06           6.51        0.29         (0.24)        0.05       (0.38)       6.18        0.88          3,953
Year ended 07/31/05           6.53        0.26          0.12         0.38       (0.40)       6.51        5.99          2,371
Year ended 07/31/04           6.51        0.26          0.14         0.40       (0.38)       6.53        6.20          1,331
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                 4.99        0.11         (0.51)       (0.40)      (0.15)       4.44       (8.01)           669
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09     5.57        0.17         (1.05)       (0.88)      (0.25)       4.44      (16.04)        57,188
Year ended 07/31/08           6.12        0.36         (0.53)       (0.17)      (0.38)       5.57       (2.89)        75,601
Year ended 07/31/07           6.19        0.34         (0.05)        0.29       (0.36)       6.12        4.71         95,418
Year ended 07/31/06           6.53        0.31         (0.25)        0.06       (0.40)       6.19        0.98        107,044
Year ended 07/31/05           6.55        0.28          0.12         0.40       (0.42)       6.53        6.26        130,845
Year ended 07/31/04(e)        6.71        0.24         (0.06)        0.18       (0.34)       6.55        2.67        164,105
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09     5.57        0.18         (1.05)       (0.87)      (0.26)       4.44      (15.81)         6,500
Year ended 07/31/08           6.12        0.39         (0.53)       (0.14)      (0.41)       5.57       (2.42)         9,003
Year ended 07/31/07           6.19        0.37         (0.05)        0.32       (0.39)       6.12        5.21          9,265
Year ended 07/31/06(e)        6.39        0.25         (0.12)        0.13       (0.33)       6.19        2.05          1,689
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES        EXPENSES TO
                              TO AVERAGE       AVERAGE NET    RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED      NET ASSETS   TURNOVER(C)
---------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09        1.19%(d)          1.19%(d)       6.78%(d)       22%
Year ended 07/31/08              1.09              1.09           6.07           51
Year ended 07/31/07              1.06              1.06           5.42           85
Year ended 07/31/06              1.05              1.05           4.87           83
Year ended 07/31/05              1.01              1.02           4.27           85
Year ended 07/31/04              0.99              1.00           4.25          155
---------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09        1.94(d)           1.94(d)        6.03(d)        22
Year ended 07/31/08              1.84              1.84           5.32           51
Year ended 07/31/07              1.81              1.81           4.67           85
Year ended 07/31/06              1.80              1.80           4.12           83
Year ended 07/31/05              1.76              1.77           3.52           85
Year ended 07/31/04              1.74              1.75           3.50          155
---------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09        1.94(d)           1.94(d)        6.03(d)        22
Year ended 07/31/08              1.84              1.84           5.32           51
Year ended 07/31/07              1.81              1.81           4.67           85
Year ended 07/31/06              1.80              1.80           4.12           83
Year ended 07/31/05              1.76              1.77           3.52           85
Year ended 07/31/04              1.74              1.75           3.50          155
---------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09        1.44(d)           1.44(d)        6.53(d)        22
Year ended 07/31/08              1.34              1.34           5.82           51
Year ended 07/31/07              1.31              1.31           5.17           85
Year ended 07/31/06              1.30              1.30           4.62           83
Year ended 07/31/05              1.26              1.27           4.02           85
Year ended 07/31/04              1.24              1.25           4.00          155
---------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                    0.97(d)           0.97(d)        7.00(d)        22
---------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09        1.19(d)           1.19(d)        6.78(d)        22
Year ended 07/31/08              1.09              1.09           6.07           51
Year ended 07/31/07              1.06              1.06           5.42           85
Year ended 07/31/06              1.05              1.05           4.87           83
Year ended 07/31/05              1.01              1.02           4.27           85
Year ended 07/31/04(e)           1.00(f)           1.01(f)        4.24(f)       155
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09        0.66(d)           0.66(d)        7.31(d)        22
Year ended 07/31/08              0.60              0.60           6.56           51
Year ended 07/31/07              0.55              0.55           5.92           85
Year ended 07/31/06(e)           0.63(f)           0.63(f)        5.29(f)        83
_______________________________________________________________________________________
=======================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $221,245, $40,211, $17,810, $4,320, $706, $65,141 and $7,581 for Class
     A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of October 3, 2008, September 30, 2003 and October 25, 2005 for Class Y, Investor Class and Institutional Class shares, respectively.
(f)  Annualized.


24        AIM INCOME FUND

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


25        AIM INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $839.20        $5.52       $1,019.21       $6.06        1.19%
---------------------------------------------------------------------------------------------------
        B            1,000.00        836.30         8.98        1,015.43        9.86        1.94
---------------------------------------------------------------------------------------------------
        C            1,000.00        835.50         8.98        1,015.43        9.86        1.94
---------------------------------------------------------------------------------------------------
        R            1,000.00        838.10         6.67        1,017.95        7.32        1.44
---------------------------------------------------------------------------------------------------
        Y            1,000.00        919.90         3.09        1,020.32        4.94        0.97
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        839.60         5.52        1,019.21        6.06        1.19
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008, through January 31, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


26        AIM INCOME FUND

Supplement to Semiannual Report dated 1/31/09

AIM INCOME FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

10 Years                          0.41%
  5 Years                        -1.40
  1 Year                        -17.88
  6 Months*                     -15.81

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

10 Years                          0.96%
  5 Years                        -0.40
  1 Year                        -14.87
  6 Months*                     -12.72

*     Cumulative total return that has not been annualized

Institutional Class shares' inception date is October 25, 2005. Returns since that date are historical returns. All other returns are blended returns of historical Institutional Class share performance and restated Class A share performance (for periods prior to the inception date of Institutional Class shares) at net asset value (NAV) and reflect the Rule 12b-1 fees applicable to Class A shares. Class A shares' inception date is May 3, 1968.

      Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.60% The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   INC-INS-2    Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $841.90        $3.06       $1,021.88       $3.36        0.66%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM INCOME FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH eDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Find files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim -- SERVICE MARK -- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
 - SERVICE MARK -

            invescoaim.com   INC-SAR-1     Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
 - SERVICE MARK -

AIM LIMITED MATURITY TREASURY FUND
Semiannual Report to Shareholders - January 31, 2009

                               [MOUNTAIN GRAPHIC]

2        Fund Performance
4        Letters to Shareholders
5        Schedule of Investments
6        Financial Statements
9        Notes to Financial Statements
13       Financial Highlights
15       Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                        3.00%
Class A3 Shares                                                                       2.94
Class Y Shares*                                                                       3.03
Barclays Capital U.S. Aggregate Index+** (Broad Market Index)                         3.23
Barclays Capital 1-2 Year U.S. Government Bond Index+** (Style-Specific Index)        3.31
Lipper Short U.S. Treasury Funds Category Average+ (Peer Group)                       3.75

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

** Effective 11/03/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

      The BARCLAYS CAPITAL 1-2 YEAR U.S. GOVERNMENT BOND INDEX includes market value-weighted government debt issues with maturities between one and two years.

      The LIPPER SHORT U.S. TREASURY FUNDS CATEGORY AVERAGE represents an average of all of the funds in the Lipper Short U.S. Treasury Funds category. These funds invest at least 65% of their assets in U.S. Treasury bills, notes, and bonds with dollar-weighted average maturities of less than three years.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2  AIM LIMITED MATURITY TREASURY FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/09, including maximum applicable sales charges

CLASS A SHARES
Inception (12/15/87)                        5.22%
10 Years                                    3.79
 5 Years                                    2.99
 1 Year                                     2.69

CLASS A3 SHARES
10 Years                                    3.72%
 5 Years                                    3.06
 1 Year                                     3.58

CLASS Y SHARES
10 Years                                    3.89%
 5 Years                                    3.20
 1 Year                                     3.72

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (12/15/87)                        5.25%
10 Years                                    3.85
 5 Years                                    3.07
 1 Year                                     4.47

CLASS A3 SHARES
10 Years                                    3.78%
 5 Years                                    3.15
 1 Year                                     5.39

CLASS Y SHARES
10 Years                                    3.95%
 5 Years                                    3.27
 1 Year                                     5.52

THE INCEPTION DATE OF CLASS A3 SHARES IS OCTOBER 31, 2002. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE THE BLENDED RETURNS OF THE HISTORICAL PERFORMANCE OF CLASS A3 SHARES SINCE THEIR INCEPTION AND THE RESTATED HISTORICAL PERFORMANCE OF CLASS A SHARES (FOR PERIODS PRIOR TO THE INCEPTION OF CLASS A3 SHARES) AT NET ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A3 SHARES. CLASS A SHARES' INCEPTION DATE IS DECEMBER 15, 1987.

      CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS DECEMBER 15, 1987.

      THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS A3 AND CLASS Y SHARES WAS 0.61%, 0.71% AND 0.46%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 1.00% SALES CHARGE. CLASS A3 SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE QUOTED IS AT NET ASSET VALUE. CLASS Y SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE. THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

3 AIM LIMITED MATURITY TREASURY FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4 AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS

January 31, 2009
(Unaudited)



                                                     MATURITY     PRINCIPAL
                                                       DATE         AMOUNT          VALUE
--------------------------------------------------------------------------------------------

U.S. TREASURY NOTES-99.50%

2.00%                                                02/28/10    $22,000,000    $ 22,331,662
--------------------------------------------------------------------------------------------
1.75%                                                03/31/10     21,900,000      22,187,438
--------------------------------------------------------------------------------------------
2.13%                                                04/30/10     22,000,000      22,426,250
--------------------------------------------------------------------------------------------
2.63%                                                05/31/10     21,900,000      22,481,719
--------------------------------------------------------------------------------------------
2.88%                                                06/30/10     21,800,000      22,488,062
--------------------------------------------------------------------------------------------
2.75%                                                07/31/10     21,900,000      22,587,797
--------------------------------------------------------------------------------------------
2.38%                                                08/31/10     21,900,000      22,481,719
--------------------------------------------------------------------------------------------
2.00%                                                09/30/10     21,900,000      22,361,953
--------------------------------------------------------------------------------------------
1.50%                                                10/31/10     22,400,000      22,669,500
--------------------------------------------------------------------------------------------
1.25%                                                11/30/10     22,300,000      22,467,250
--------------------------------------------------------------------------------------------
0.88%                                                12/31/10     22,300,000      22,293,031
--------------------------------------------------------------------------------------------
0.88%                                                01/31/11     21,900,000      21,869,187
============================================================================================
TOTAL INVESTMENTS--99.50% (Cost $265,070,073)                                    268,645,568
============================================================================================
OTHER ASSETS LESS LIABILITIES-0.50%                                                1,354,249
============================================================================================
NET ASSETS-100.00%                                                              $269,999,817
____________________________________________________________________________________________
============================================================================================




PORTFOLIO COMPOSITION

U.S. Treasury Notes, based on Net Assets as of January 31, 2009




                                                                    INTEREST RATE   % OF TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------
02/28/10                                                                 2.00%               8.27%
---------------------------------------------------------------------------------------------------------
03/31/10                                                                 1.75                8.22
---------------------------------------------------------------------------------------------------------
04/30/10                                                                 2.13                8.30
---------------------------------------------------------------------------------------------------------
05/31/10                                                                 2.63                8.33
---------------------------------------------------------------------------------------------------------
06/30/10                                                                 2.88                8.33
---------------------------------------------------------------------------------------------------------
07/31/10                                                                 2.75                8.36
---------------------------------------------------------------------------------------------------------
08/31/10                                                                 2.38                8.33
---------------------------------------------------------------------------------------------------------
09/30/10                                                                 2.00                8.28
---------------------------------------------------------------------------------------------------------
10/31/10                                                                 1.50                8.40
---------------------------------------------------------------------------------------------------------
11/30/10                                                                 1.25                8.32
---------------------------------------------------------------------------------------------------------
12/31/10                                                                 0.88                8.26
---------------------------------------------------------------------------------------------------------
01/31/11                                                                 0.88                8.10
---------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                              --                0.50
_________________________________________________________________________________________________________
=========================================================================================================








See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $265,070,073)                           $268,645,568
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    21,841,660
--------------------------------------------------------------------------------
  Fund shares sold                                                     1,111,432
--------------------------------------------------------------------------------
  Interest                                                             1,646,073
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         34,160
--------------------------------------------------------------------------------
Other assets                                                              41,562
================================================================================
     Total assets                                                    293,320,455
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                               21,873,757
--------------------------------------------------------------------------------
  Fund shares reacquired                                               1,211,862
--------------------------------------------------------------------------------
  Amount due custodian                                                     9,475
--------------------------------------------------------------------------------
  Dividends                                                               24,916
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              88,683
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        36,819
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        75,126
================================================================================
     Total liabilities                                                23,320,638
================================================================================
Net assets applicable to shares outstanding                         $269,999,817
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $269,580,572
--------------------------------------------------------------------------------
Undistributed net investment income                                       (5,244)
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (3,151,006)
--------------------------------------------------------------------------------
Unrealized appreciation                                                3,575,495
================================================================================
                                                                    $269,999,817
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $104,337,256
________________________________________________________________________________
================================================================================
Class A3                                                            $130,521,872
________________________________________________________________________________
================================================================================
Class Y                                                             $ 11,703,644
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 23,437,045
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                9,942,653
________________________________________________________________________________
================================================================================
Class A3                                                              12,440,848
________________________________________________________________________________
================================================================================
Class Y                                                                1,115,723
________________________________________________________________________________
================================================================================
Institutional Class                                                    2,231,403
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      10.49
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.49 divided by 99.00%)                  $      10.60
________________________________________________________________________________
================================================================================
Class A3:
  Net asset value and offering price per share                      $      10.49
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $      10.49
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      10.50
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                             $2,667,988
===============================================================================================


EXPENSES:

Advisory fees                                                                           240,206
-----------------------------------------------------------------------------------------------
Administrative services fees                                                             40,939
-----------------------------------------------------------------------------------------------
Custodian fees                                                                            6,015
-----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                82,681
-----------------------------------------------------------------------------------------------
  Class A3                                                                              131,921
-----------------------------------------------------------------------------------------------
Transfer agent fees -- A, A3 and Y                                                      162,283
-----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      3,356
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                11,687
-----------------------------------------------------------------------------------------------
Other                                                                                    75,274
===============================================================================================
     Total expenses                                                                     754,362
===============================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                              (1,885)
===============================================================================================
     Net expenses                                                                       752,477
===============================================================================================
Net investment income                                                                 1,915,511
===============================================================================================


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment securities                                          2,323,703
-----------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities                        2,424,837
===============================================================================================
Net realized and unrealized gain                                                      4,748,540
===============================================================================================
Net increase in net assets resulting from operations                                 $6,664,051
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                             JANUARY 31,      JULY 31,
                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  1,915,511    $  6,424,850
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                            2,323,703       3,610,710
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                        2,424,837         913,945
========================================================================================================
     Net increase in net assets resulting from operations                      6,664,051      10,949,505
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (917,153)     (4,241,157)
--------------------------------------------------------------------------------------------------------
  Class A3                                                                      (777,202)     (1,652,030)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        (32,549)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (188,710)       (531,661)
========================================================================================================
     Total distributions from net investment income                           (1,915,614)     (6,424,848)
========================================================================================================
Share transactions-net:
  Class A                                                                    (12,403,866)    (30,884,179)
--------------------------------------------------------------------------------------------------------
  Class A3                                                                    38,556,846      62,758,283
--------------------------------------------------------------------------------------------------------
  Class Y                                                                     11,659,118              --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          4,985,050       5,457,024
========================================================================================================
     Net increase in net assets resulting from share transactions             42,797,148      37,331,128
========================================================================================================
     Net increase in net assets                                               47,545,585      41,855,785
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                        222,454,232     180,598,447
========================================================================================================
  End of period (includes undistributed net investment income of $(5,244)
     and $(5,141), respectively)                                            $269,999,817    $222,454,232
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM LIMITED MATURITY TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is liquidity with minimum fluctuation of principal value, and consistent with this objective, the highest total return achievable.

  The Fund currently consists of four different classes of shares: Class A, Class A3, Class Y and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class A3, Class Y and Institutional Class shares are sold at net asset value.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency

9        AIM LIMITED MATURITY TREASURY FUND
      fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.20%
-------------------------------------------------------------------
Over $500 million                                            0.175%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $196.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class A3, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $1,113 in front-end sales commissions from the sale of Class A shares and $3,674 from Class A shares for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

10        AIM LIMITED MATURITY TREASURY FUND

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $         --
--------------------------------------
Level 2                   268,645,568
--------------------------------------
Level 3                            --
======================================
                         $268,645,568
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,689.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $1,971 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


11        AIM LIMITED MATURITY TREASURY FUND

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                       $2,144,599
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                        3,286,688
===============================================================================================
Total capital loss carryforward                                                     $5,431,287
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended January 31, 2009 was $227,739,314 and $184,616,839, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $3,587,530
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                            (55,460)
===============================================================================================
Net unrealized appreciation of investment securities                                 $3,532,070
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $265,113,498.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                 JANUARY 31, 2009(a)                JULY 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       478,676     $  4,993,072      1,286,351     $ 13,181,488
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                   12,010,266      125,130,469      8,506,899       87,066,227
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                  1,145,008       11,967,324             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           878,433        9,182,917      1,312,346       13,465,832
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        79,417          825,606        364,238        3,726,164
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                       67,580          704,027        148,355        1,522,955
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         2,458           25,753             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            17,213          179,280         49,323          505,716
========================================================================================================================
Reacquired:
  Class A(b)                                                 (1,748,410)     (18,222,544)    (4,656,768)     (47,791,831)
------------------------------------------------------------------------------------------------------------------------
  Class A3(b)                                                (8,406,941)     (87,277,650)    (2,520,889)     (25,830,899)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (31,743)        (333,959)            --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (420,373)      (4,377,147)      (834,375)      (8,514,524)
========================================================================================================================
     Net increase in share activity                           4,071,584     $ 42,797,148      3,655,480     $ 37,331,128
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Class A3 into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     437,219      $ 4,542,706
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (404,845)      (4,206,339)
     ----------------------------------------------------------------------------------------------------
     Class A3                                                                    (32,374)        (336,367)
     ____________________________________________________________________________________________________
     ====================================================================================================





12        AIM LIMITED MATURITY TREASURY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      NET GAINS
                           NET ASSET                 (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                           BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD    INCOME       UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    $10.27      $0.09(c)      $ 0.22          0.31       $(0.09)       $   --         $(0.09)
Year ended 07/31/08           10.03       0.33(c)        0.24          0.57        (0.33)           --          (0.33)
Year ended 07/31/07           10.00       0.41           0.03          0.44        (0.41)           --          (0.41)
Year ended 07/31/06           10.10       0.33          (0.10)         0.23        (0.33)           --          (0.33)
Year ended 07/31/05           10.25       0.20(c)       (0.13)         0.07        (0.20)        (0.02)         (0.22)
Year ended 07/31/04           10.46       0.12          (0.04)         0.08        (0.12)        (0.17)         (0.29)
------------------------------------------------------------------------------------------------------------------------
CLASS A3
Six months ended 01/31/09     10.27       0.08(c)        0.22          0.30        (0.08)           --          (0.08)
Year ended 07/31/08           10.03       0.32(c)        0.24          0.56        (0.32)           --          (0.32)
Year ended 07/31/07           10.00       0.40           0.03          0.43        (0.40)           --          (0.40)
Year ended 07/31/06           10.09       0.32          (0.09)         0.23        (0.32)           --          (0.32)
Year ended 07/31/05           10.25       0.18(c)       (0.14)         0.04        (0.18)        (0.02)         (0.20)
Year ended 07/31/04           10.46       0.10          (0.04)         0.06        (0.10)        (0.17)         (0.27)
------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                 10.39       0.06(c)        0.09          0.15        (0.05)           --          (0.05)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09     10.28       0.10(c)        0.22          0.32        (0.10)           --          (0.10)
Year ended 07/31/08           10.04       0.35(c)        0.24          0.59        (0.35)           --          (0.35)
Year ended 07/31/07           10.00       0.44           0.04          0.48        (0.44)           --          (0.44)
Year ended 07/31/06           10.10       0.36          (0.10)         0.26        (0.36)           --          (0.36)
Year ended 07/31/05           10.25       0.23(c)       (0.13)         0.10        (0.23)        (0.02)         (0.25)
Year ended 07/31/04           10.46       0.14          (0.04)         0.10        (0.14)        (0.17)         (0.31)
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                      RATIO OF          RATIO OF
                                                                      EXPENSES          EXPENSES
                                                                     TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                     NET ASSETS      ASSETS WITHOUT   INVESTMENT
                            NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                           VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                            OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(b)
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    $10.49       3.00%      $104,337           0.61(d)           0.61(d)        1.59(d)        77%
Year ended 07/31/08           10.27       5.76        114,347           0.61              0.61           3.19          126
Year ended 07/31/07           10.03       4.47        141,832           0.67              0.67           4.08          107
Year ended 07/31/06           10.00       2.31        178,347           0.66              0.66           3.26          103
Year ended 07/31/05           10.10       0.68        241,553           0.60              0.61           1.96          142
Year ended 07/31/04           10.25       0.75        366,473           0.59              0.60           1.13          100
------------------------------------------------------------------------------------------------------------------------------
CLASS A3
Six months ended 01/31/09     10.49       2.94        130,522           0.71(d)           0.71(d)        1.49(d)        77
Year ended 07/31/08           10.27       5.65         90,058           0.71              0.71           3.10          126
Year ended 07/31/07           10.03       4.37         26,431           0.77              0.77           3.98          107
Year ended 07/31/06           10.00       2.31         33,476           0.76              0.76           3.16          103
Year ended 07/31/05           10.09       0.39         40,524           0.79              0.80           1.77          142
Year ended 07/31/04           10.25       0.56         58,453           0.79              0.80           0.93          100
------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                 10.49       1.47         11,704           0.46(d)           0.46(d)        1.74(d)        77
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09     10.50       3.13         23,437           0.34(d)           0.34(d)        1.86(d)        77
Year ended 07/31/08           10.28       6.02         18,049           0.36              0.36           3.45          126
Year ended 07/31/07           10.04       4.88         12,335           0.36              0.36           4.38          107
Year ended 07/31/06           10.00       2.63         14,389           0.35              0.35           3.57          103
Year ended 07/31/05           10.10       0.93         11,412           0.31              0.32           2.25          142
Year ended 07/31/04           10.25       1.01          4,641           0.34              0.35           1.38          100
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $109,342, $104,677, $6,927, and $19,786 for Class A, Class A3, Class Y,
     and Institutional Class shares, respectively.
(e)  Commencement date of Class Y shares was October 3, 2008.
(f)  Annualized.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES



  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek

13        AIM LIMITED MATURITY TREASURY FUND
remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


14        AIM LIMITED MATURITY TREASURY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,030.00       $3.12       $1,022.13       $3.11        0.61%
---------------------------------------------------------------------------------------------------
       A3            1,000.00       1,029.40        3.63        1,021.63        3.62        0.71
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,014.70        1.54        1,022.89        2.35        0.46
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008, through January 31, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


15        AIM LIMITED MATURITY TREASURY FUND

Supplement to Semiannual Report dated 1/31/09

AIM LIMITED MATURITY TREASURY FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

Inception (7/13/87)                      5.51%
  10 Years                               4.16
  5 Years                                3.49
  1 Year                                 3.94
  6 Months*                              3.13

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

Inception (7/13/87)                      5.54%
  10 Years                               4.22
  5 Years                                3.57
  1 Year                                 5.85
  6 Months*                              3.82

*     Cumulative total return that has not been annualized

Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.36%. The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      Had the advisor not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   LTD-INS-2    Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,031.30       $1.74       $1,023.49       $1.73        0.34%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM LIMITED MATURITY TREASURY FUND

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FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
 - SERVICE MARK -

                    invescoaim.com    LTD-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
  -SERVICE MARK-

AIM MONEY MARKET FUND
Semiannual Report to Shareholders - January 31, 2009

                               [MOUNTAIN GRAPHIC]

2        Fund Performance
3        Letters to Shareholders
4        Schedule of Investments
7        Financial Statements
10       Notes to Financial Statements
15       Financial Highlights
17       Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

AIM MONEY MARKET FUND SEVEN-DAY YIELDS BY SHARE CLASS*

                                      As of 1/31/09   As of 7/31/08
AIM Cash Reserve Shares                    0.17%          1.78%
Class B Shares                             0.05           1.04
Class C Shares                             0.05           1.04
Class R Shares                             0.05           1.54
Class Y Shares**                           0.32           N/A
Investor Class Shares                      0.32           1.93

* Had fees not been waived, seven-day yields for AIM Cash Reserve Shares, Class B, Class C and Class R shares would have been 0.07%, -0.05%, -0.05% and -0.05%, respectively, as of January 31, 2009 and 1.68%, 0.94%, 0.94%
      and 1.44%, respectively, as of July 31, 2008.

**    Share Class incepted during the reporting period.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $ 1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TEAM MANAGED BY INVESCO AIM ADVISORS, INC.

2     AIM MONEY MARKET FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.


      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.


      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

3     AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

January 31, 2009
(Unaudited)




                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-56.73%(a)




ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-1.77%

  Thunder Bay Funding, LLC(b)                         0.65%     07/06/09    $     24,828    $   24,758,516
==========================================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-20.02%

  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           1.25%     05/22/09          50,000        49,809,028
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         0.85%     03/17/09          30,000        29,968,833
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         0.90%     03/24/09          25,000        24,968,125
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
  PLC)(b)(c)                                          0.43%     02/11/09          60,000        59,992,833
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC(Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               0.85%     03/16/09          30,000        29,969,542
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC(Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               0.95%     03/17/09          25,000        24,970,972
----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wells
  Fargo Bank, N.A.)(b)                                0.30%     03/16/09          60,000        59,978,500
==========================================================================================================
                                                                                               279,657,833
==========================================================================================================



ASSET-BACKED SECURITIES-MULTI-PURPOSE-15.12%

  Barton Capital LLC(b)                               0.60%     02/05/09          25,151        25,149,323
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.75%     03/17/09          30,000        29,972,500
----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.37%     02/13/09          65,000        64,991,983
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.30%     02/25/09          40,000        39,992,000
----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
  Inc.(b)(c)                                          1.65%     02/09/09          51,123        51,104,255
==========================================================================================================
                                                                                               211,210,061
==========================================================================================================



ASSET-BACKED SECURITIES-SECURITIES-14.81%

  Aspen Funding Corp.(b)                              1.90%     02/03/09          48,000        47,994,933
----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/07/09          20,000        19,967,500
----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     03/23/09          23,000        22,968,056
----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.40%     03/10/09          25,000        24,964,028
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.60%     03/20/09          38,000        37,970,233
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.80%     04/06/09          25,000        24,964,445
----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.85%     03/02/09          28,000        27,958,272
==========================================================================================================
                                                                                               206,787,467
==========================================================================================================


DIVERSIFIED BANKS-3.22%

  National Australia Funding Delaware Inc.(b)(c)      0.58%     02/10/09          45,000        44,993,475
==========================================================================================================


REGIONAL BANKS-1.79%

  ANZ National (Int'l) Ltd.(b)(c)                     0.75%     04/14/09          25,000        24,962,500
==========================================================================================================
     Total Commercial Paper ($792,369,852)                                                     792,369,852
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM MONEY MARKET FUND

                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-28.06%

  Banco Bilbao Vizcaya Argentaria, S.A.               1.00%     03/30/09    $     25,000    $   25,000,000
----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.63%     03/09/09          44,000        44,000,436
----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         0.91%     05/05/09          25,000        25,000,644
----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         2.11%     02/25/09          25,000        25,000,166
----------------------------------------------------------------------------------------------------------
  Calyon S.A.                                         0.90%     07/14/09          50,000        50,002,254
----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                   1.03%     04/02/09          24,000        24,000,399
----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                   1.46%     10/09/09          25,000        25,001,717
----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                 1.87%     02/09/09          25,000        25,000,056
----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)    1.00%     04/07/09          25,000        25,000,450
----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.12%     12/16/09          50,000        50,000,000
----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(c)                0.65%     04/14/09          50,000        50,000,999
----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.90%     10/02/09          24,000        24,001,597
==========================================================================================================
     Total Certificates of Deposit (Cost
  $392,008,718)                                                                                392,008,718
==========================================================================================================



VARIABLE RATE DEMAND NOTES-5.63%(d)(e)

LETTER OF CREDIT ENHANCED-5.63%(F)

  Benjamin Rose Institute (The) (Kethley House);
  Series 2005, Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.)                                         1.90%     12/01/28           6,852         6,852,000
----------------------------------------------------------------------------------------------------------
  Chatham Capital Corp.; Series 2000, Taxable
  Notes (LOC-JPMorgan Chase Bank, N.A.)               1.05%     07/01/20           5,469         5,469,000
----------------------------------------------------------------------------------------------------------
  Chestnut Partnership (The); Series 1999, Taxable
  RB (LOC-Bank of America, N.A.)                      1.00%     01/02/29          18,440        18,440,000
----------------------------------------------------------------------------------------------------------
  GMS Associates III; Series 1995, Taxable RB
  (LOC-Bank of America, N.A.)                         1.05%     11/01/25           4,300         4,300,000
----------------------------------------------------------------------------------------------------------
  Hardin (County of), Kentucky (St. James Group,
     Inc.); Series 2005, Industrial Building Ref.
     & Improvement RB (LOC-Federal Home Loan Bank
     of Cincinnati)                                   1.00%     03/01/27          10,295        10,295,000
----------------------------------------------------------------------------------------------------------
  Osprey Properties Limited Partnership, LLLP;
  Series 2002, Taxable Bonds (LOC-Wells Fargo
  Bank, N.A.)                                         1.50%     06/01/27           5,000         5,000,000
----------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (PRL Corp.); Series 2006
     B, Taxable Economic Development RB
     (LOC-JPMorgan Chase Bank, N.A.)                  1.90%     11/01/30           7,500         7,500,000
----------------------------------------------------------------------------------------------------------
  Port Blakely Communities, Inc.; Series 2001 C,
  Taxable RB (LOC-Bank of America, N.A.)              1.10%     02/15/21           6,275         6,275,000
----------------------------------------------------------------------------------------------------------
  Saint Jean Industries, Inc.; Series 2006,
  (LOC-General Electric Capital Corp.)                4.25%     10/01/21           4,440         4,440,000
----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                      1.05%     06/01/25          10,125        10,125,000
==========================================================================================================
     Total Variable Rate Demand Notes (Cost
  $78,696,000)                                                                                  78,696,000
==========================================================================================================



BONDS & NOTES-0.14%

REGIONAL BANKS-0.14%

HSBC Bank USA N.A. Sr. Unsec. Floating Rate Global
  Notes (Cost $1,945,008)(e)                          2.13%     12/14/09           2,000         1,945,008
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-90.56% (Cost $1,265,019,578)                                                   1,265,019,578
==========================================================================================================



REPURCHASE AGREEMENTS-9.47%(g)

  Deutsche Bank Securities Inc., Joint agreement
     dated 1/30/09, aggregate maturing value
     $500,012,083 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,001; 4.70-7.00%, 02/01/23-
     11/01/38), (Cost $132,248,765)                   0.29%     02/02/09     132,251,961       132,248,765
==========================================================================================================
TOTAL INVESTMENTS--100.03% (Cost
  $1,397,268,343)(h)(i)                                                                      1,397,268,343
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                                             (466,270)
==========================================================================================================
NET ASSETS-100.00%                                                                           1,396,802,073
__________________________________________________________________________________________________________
==========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM MONEY MARKET FUND

Investment Abbreviations:

CEP     - Credit Enhancement Provider
LOC     - Letter of Credit
RB      - Revenue Bonds
Ref.    - Refunding
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $792,369,852, which represented 56.73% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 21.7%; Netherlands: 6.6%; and Australia: 5.0%.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1I.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Lloyds TSB Bank PLC                                                6.1%
      -------------------------------------------------------------------------
      National Australia Bank Ltd.                                       5.0
      _________________________________________________________________________
      =========================================================================



PORTFOLIO COMPOSITION *

Number of days to Maturity
as of January 31, 2009



-------------------------------------------------------------------------
1-7                                                                  24.0%
-------------------------------------------------------------------------
8-30                                                                 42.2
-------------------------------------------------------------------------
31-90                                                                30.6
-------------------------------------------------------------------------
91-180                                                                1.6
-------------------------------------------------------------------------
181+                                                                  1.6
_________________________________________________________________________
=========================================================================




* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, excluding repurchase agreements, at value and cost     $1,265,019,578
----------------------------------------------------------------------------------
Repurchase agreements, at value and cost                               132,248,765
==================================================================================
     Total investments, at value and cost                            1,397,268,343
==================================================================================
Receivables for:
  Fund shares sold                                                       4,650,524
----------------------------------------------------------------------------------
  Interest                                                                 884,896
----------------------------------------------------------------------------------
  Fund expenses absorbed                                                   180,864
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          102,255
----------------------------------------------------------------------------------
Other assets                                                               223,895
==================================================================================
     Total assets                                                    1,403,310,777
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 5,337,285
----------------------------------------------------------------------------------
  Dividends                                                                 10,852
----------------------------------------------------------------------------------
Accrued fees to affiliates                                                 839,775
----------------------------------------------------------------------------------
Accrued other operating expenses                                            86,825
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         233,967
==================================================================================
     Total liabilities                                                   6,508,704
==================================================================================
Net assets applicable to shares outstanding                         $1,396,802,073
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,396,809,894
----------------------------------------------------------------------------------
Undistributed net investment income                                        (19,729)
----------------------------------------------------------------------------------
Undistributed net realized gain                                             11,908
==================================================================================
                                                                    $1,396,802,073
__________________________________________________________________________________
==================================================================================



NET ASSETS:

AIM Cash Reserve Shares                                             $  797,224,292
__________________________________________________________________________________
==================================================================================
Class B                                                             $  144,846,902
__________________________________________________________________________________
==================================================================================
Class C                                                             $  128,436,309
__________________________________________________________________________________
==================================================================================
Class R                                                             $   29,772,481
__________________________________________________________________________________
==================================================================================
Class Y                                                             $   16,578,510
__________________________________________________________________________________
==================================================================================
Investor Class                                                      $  279,943,579
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                                                797,436,943
__________________________________________________________________________________
==================================================================================
Class B                                                                144,894,029
__________________________________________________________________________________
==================================================================================
Class C                                                                128,469,985
__________________________________________________________________________________
==================================================================================
Class R                                                                 29,779,361
__________________________________________________________________________________
==================================================================================
Class Y                                                                 16,577,663
__________________________________________________________________________________
==================================================================================
Investor Class                                                         280,036,267
__________________________________________________________________________________
==================================================================================
  Net asset value and offering price per share for each class       $         1.00
__________________________________________________________________________________
==================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $16,036,920
===============================================================================================


EXPENSES:

Advisory fees                                                                         2,691,277
-----------------------------------------------------------------------------------------------
Administrative services fees                                                            183,689
-----------------------------------------------------------------------------------------------
Custodian fees                                                                           31,716
-----------------------------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                                               993,955
-----------------------------------------------------------------------------------------------
  Class B                                                                               722,263
-----------------------------------------------------------------------------------------------
  Class C                                                                               623,531
-----------------------------------------------------------------------------------------------
  Class R                                                                                72,253
-----------------------------------------------------------------------------------------------
Transfer agent fees                                                                   1,463,403
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                29,212
-----------------------------------------------------------------------------------------------
Other                                                                                   516,387
===============================================================================================
     Total expenses                                                                   7,327,686
===============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)               (653,821)
===============================================================================================
     Net expenses                                                                     6,673,865
===============================================================================================
Net investment income                                                                 9,363,055
-----------------------------------------------------------------------------------------------
Net realized gain from investment securities                                             25,355
===============================================================================================
Net increase in net assets resulting from operations                                $ 9,388,410
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                             JANUARY 31,        JULY 31,
                                                                                2009              2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    9,363,055    $   35,438,509
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                                25,355             3,055
===========================================================================================================
     Net increase in net assets resulting from operations                       9,388,410        35,441,564
===========================================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                                      (5,752,698)      (19,841,306)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                        (548,021)       (3,328,846)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                        (473,735)       (2,265,384)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (175,102)         (633,894)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                         (59,295)               --
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                               (2,356,904)       (9,353,316)
===========================================================================================================
     Total distributions from net investment income                            (9,365,755)      (35,422,746)
===========================================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                                      69,689,587       172,833,879
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      12,812,333        (3,746,026)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      16,428,637        30,622,484
-----------------------------------------------------------------------------------------------------------
  Class R                                                                       2,966,131         8,075,004
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                      16,577,663                --
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (16,681,788)       25,927,447
===========================================================================================================
     Net increase in net assets resulting from share transactions             101,792,563       233,712,788
===========================================================================================================
     Net increase in net assets                                               101,815,218       233,731,606
___________________________________________________________________________________________________________
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       1,294,986,855     1,061,255,249
===========================================================================================================
  End of period (includes undistributed net investment income of
     $(19,729) and $(17,029), respectively)                                $1,396,802,073    $1,294,986,855
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The Fund currently consists of seven different classes of shares: AIM Cash Reserve Shares, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class B shares and Class C shares are sold with a contingent deferred sales charges ("CDSC"). AIM Cash Reserve Shares, Class R, Class Y and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares on or the about month-end which is at least eight years after the date of purchase. Institutional Class shares have not commenced operations.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.


10        AIM MONEY MARKEY FUND

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $1 billion                                              0.40%
-------------------------------------------------------------------
Over $1 billion                                               0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Invesco Aim and/or Invesco Aim Distributors, Inc. ("IADI") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

  For the six months ended January 31, 2009, IADI waived fees of $45,880, $39,869 and $1,498 for Class B, Class C, and Class R shares, respectively.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $2,123.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with IADI to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve Shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Effective January 1, 2008, IADI contractually agreed, through June 30, 2009, to waive 0.10% of Rule 12b-1 plan fees on AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively. Pursuant to the Plans, for the six months ended January 31, 2009, 12b-1 fees before fee waivers under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after waivers under this agreement for AIM Cash Reserve Shares, Class B, Class C and Class R shares were $596,373, $650,037, $561,178 and $57,802, respectively.


11        AIM MONEY MARKEY FUND

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in AIM Cash Reserve Shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $1,989 in front-end sales commissions from the sale of AIM Cash Reserve Shares and $16,748, $328,920, $24,015 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $           --
--------------------------------------
Level 2                  1,397,268,343
--------------------------------------
Level 3                             --
======================================
                        $1,397,268,343
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2009, the Fund engaged in securities purchases of $39,204,298 and securities sales of $28,872,455, which resulted in net realized gains (losses) of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $17,839.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $3,530 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


12        AIM MONEY MARKEY FUND

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2013                                                                        $13,447
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                                 JANUARY 31, 2009                     JULY 31, 2008
                                                          ------------------------------     ------------------------------
                                                             SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                  511,914,807     $ 511,914,807      831,063,219     $ 831,063,219
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                   85,037,382        85,037,382      139,807,224       139,807,224
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                   79,951,326        79,951,326      171,995,604       171,995,604
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                   18,120,002        18,120,002       22,399,261        22,399,261
---------------------------------------------------------------------------------------------------------------------------
  Class Y(a)                                                26,842,055        26,842,055               --                --
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                            84,501,402        84,501,402      220,075,184       220,075,184
===========================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                    5,473,102         5,473,102       18,961,065        18,961,065
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      506,293           506,293        3,073,364         3,073,364
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      441,616           441,616        2,107,563         2,107,563
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                      173,693           173,693          627,137           627,137
---------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       58,596            58,596               --                --
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             2,294,292         2,294,292        9,081,787         9,081,787
===========================================================================================================================
Automatic conversion of Class B shares to AIM Cash
  Reserve Shares:
  AIM Cash Reserve Shares                                   16,349,077        16,349,077       29,684,781        29,684,781
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                  (16,349,077)      (16,349,077)     (29,684,781)      (29,684,781)
===========================================================================================================================
Reacquired:
  AIM Cash Reserve Shares(a)                              (464,047,399)     (464,047,399)    (706,875,186)     (706,875,186)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                  (56,382,265)      (56,382,265)    (116,941,833)     (116,941,833)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                  (63,964,305)      (63,964,305)    (143,480,683)     (143,480,683)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                  (15,327,564)      (15,327,564)     (14,951,394)      (14,951,394)
---------------------------------------------------------------------------------------------------------------------------
  Class Y                                                  (10,322,988)      (10,322,988)              --                --
---------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                       (103,477,482)     (103,477,482)    (203,229,524)     (203,229,524)
===========================================================================================================================
     Net increase in share activity                        101,792,563     $ 101,792,563      233,712,788     $ 233,712,788
___________________________________________________________________________________________________________________________
===========================================================================================================================





13        AIM MONEY MARKEY FUND

(a) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from AIM Cash Reserve Shares and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES           AMOUNT
     -------------------------------------------------------------------------------------------------------
     Class Y                                                                    13,132,421      $ 13,132,421
     -------------------------------------------------------------------------------------------------------
     AIM Cash Reserve Shares                                                   (11,670,397)      (11,670,397)
     -------------------------------------------------------------------------------------------------------
     Investor Class                                                             (1,462,024)       (1,462,024)
     _______________________________________________________________________________________________________
     =======================================================================================================



NOTE 10--SIGNIFICANT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Fund in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995.

  Participation in the Program requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Fund as of September 19, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect.

  The Program was initially in effect until December 18, 2008, and the Treasury extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through the close of business on September 19, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.


14        AIM MONEY MARKEY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
AIM CASH RESERVE SHARES
Six months ended 01/31/09    $1.00       $0.01(b)     $0.00         $0.01      $(0.01)       $   --         $(0.01)       $1.00
Year ended 07/31/08           1.00        0.03(b)      0.00          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/07           1.00        0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/06           1.00        0.03           --          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/05           1.00        0.02           --          0.02       (0.02)           --          (0.02)        1.00
Year ended 07/31/04           1.00        0.01           --          0.01       (0.01)        (0.00)         (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09     1.00        0.00(b)      0.00          0.00       (0.00)           --          (0.00)        1.00
Year ended 07/31/08           1.00        0.02(b)      0.00          0.02       (0.02)           --          (0.02)        1.00
Year ended 07/31/07           1.00        0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/06           1.00        0.03           --          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/05           1.00        0.01           --          0.01       (0.01)           --          (0.01)        1.00
Year ended 07/31/04           1.00        0.00           --          0.00       (0.00)        (0.00)         (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09     1.00        0.00(b)      0.00          0.00       (0.00)           --          (0.00)        1.00
Year ended 07/31/08           1.00        0.02(b)      0.00          0.02       (0.02)           --          (0.02)        1.00
Year ended 07/31/07           1.00        0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/06           1.00        0.03           --          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/05           1.00        0.01           --          0.01       (0.01)           --          (0.01)        1.00
Year ended 07/31/04           1.00        0.00           --          0.00       (0.00)        (0.00)         (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09     1.00        0.01(b)      0.00          0.01       (0.01)           --          (0.01)        1.00
Year ended 07/31/08           1.00        0.03(b)      0.00          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/07           1.00        0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/06           1.00        0.03           --          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/05           1.00        0.01           --          0.01       (0.01)           --          (0.01)        1.00
Year ended 07/31/04           1.00        0.00           --          0.00       (0.00)        (0.00)         (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(d)                 1.00        0.01(b)      0.00          0.01       (0.01)           --          (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09     1.00        0.01(b)      0.00          0.01       (0.01)           --          (0.01)        1.00
Year ended 07/31/08           1.00        0.03(b)      0.00          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/07           1.00        0.05           --          0.05       (0.05)           --          (0.05)        1.00
Year ended 07/31/06           1.00        0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/05           1.00        0.02           --          0.02       (0.02)           --          (0.02)        1.00
Year ended 07/31/04(d)        1.00        0.01           --          0.01       (0.01)        (0.00)         (0.01)        1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-----------------------------------------------------------------------------------------------------
AIM CASH RESERVE SHARES
Six months ended 01/31/09     0.74%      $797,224           0.85%(c)          0.95%(c)       1.44%(c)
Year ended 07/31/08           3.21        727,519           0.90              0.96           3.10
Year ended 07/31/07           4.46        554,686           1.00              1.00           4.37
Year ended 07/31/06           3.48        642,623           1.03              1.03           3.42
Year ended 07/31/05           1.51        569,947           0.92              1.02           1.46
Year ended 07/31/04           0.57        724,567           0.58              1.14           0.55
-----------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09     0.39        144,847           1.54(c)           1.70(c)        0.75(c)
Year ended 07/31/08           2.44        132,033           1.66              1.72           2.34
Year ended 07/31/07           3.68        135,772           1.75              1.75           3.62
Year ended 07/31/06           2.71        205,206           1.78              1.78           2.67
Year ended 07/31/05           0.91        219,312           1.50              1.77           0.88
Year ended 07/31/04           0.06        335,866           1.08              1.89           0.05
-----------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09     0.39        128,436           1.54(c)           1.70(c)        0.75(c)
Year ended 07/31/08           2.44        112,005           1.65              1.71           2.35
Year ended 07/31/07           3.68         81,387           1.75              1.75           3.62
Year ended 07/31/06           2.71         97,087           1.78              1.78           2.67
Year ended 07/31/05           1.14         71,455           1.29              1.77           1.09
Year ended 07/31/04           0.31         93,457           0.83              1.89           0.30
-----------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09     0.62         29,772           1.09(c)           1.20(c)        1.20(c)
Year ended 07/31/08           2.95         26,806           1.15              1.21           2.85
Year ended 07/31/07           4.20         18,731           1.25              1.25           4.12
Year ended 07/31/06           3.22         17,328           1.28              1.28           3.17
Year ended 07/31/05           1.26         15,070           1.17              1.27           1.21
Year ended 07/31/04           0.31         15,516           0.83              1.39           0.30
-----------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(d)                 0.45         16,579           0.69(c)           0.69(c)        1.60(c)
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09     0.81        279,944           0.70(c)           0.70(c)        1.59(c)
Year ended 07/31/08           3.41        296,623           0.71              0.71           3.29
Year ended 07/31/07           4.72        270,679           0.75              0.75           4.62
Year ended 07/31/06           3.74        292,437           0.78              0.78           3.67
Year ended 07/31/05           1.76        303,082           0.67              0.77           1.71
Year ended 07/31/04(d)        0.68        359,236           0.33(e)           0.86(e)        0.80(e)
_____________________________________________________________________________________________________
=====================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000's omitted) of $788,682, $143,275, $123,690, $28,665, $13,406 and $289,569 for AIM Cash
     Reserve Shares, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(d) Commencement date of October 3, 2008 and September 30, 2003 for Class Y and Investor Class shares, respectively.
(e)  Annualized.


15        AIM MONEY MARKEY FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.



16        AIM MONEY MARKEY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------
                                                                                 HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE
                                                        ACTUAL                     EXPENSES)
                                              ------------------------------------------------------
                                 BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                               ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
            CLASS                (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)   PERIOD(2,3)     RATIO
----------------------------------------------------------------------------------------------------------------
   AIM Cash Reserve Shares       $1,000.00      $1,007.40       $4.30       $1,020.92       $4.33        0.85%
----------------------------------------------------------------------------------------------------------------
              B                   1,000.00       1,003.90        7.78        1,017.44        7.83        1.54
----------------------------------------------------------------------------------------------------------------
              C                   1,000.00       1,003.90        7.78        1,017.44        7.83        1.54
----------------------------------------------------------------------------------------------------------------
              R                   1,000.00       1,006.20        5.51        1,019.71        5.55        1.09
----------------------------------------------------------------------------------------------------------------
              Y                   1,000.00       1,004.50        2.29        1,021.73        3.52        0.69
----------------------------------------------------------------------------------------------------------------
           Investor               1,000.00       1,008.10        3.54        1,021.68        3.57        0.70
----------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008, through January 31, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121(as of close of business October 3, 2008, through January 31, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


17        AIM MONEY MARKET FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH eDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLYFRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's sprinting and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Find files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

      If used after April 20,2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistribut or for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment. adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
- SERVICE MARK -

             invescoaim.com       MKT-SAR-1       Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
 - SERVICE MARK -

AIM Municipal Bond Fund
Semiannual Report to Shareholders - January 31, 2009

[MOUNTAIN GRAPHIC]

2    Fund Performance
4    Letters to Shareholders
5    Schedule of Investments
19   Financial Statements
22   Notes to Financial Statements
27   Financial Highlights
29   Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -1.23%
Class B Shares                                                                  -1.47
Class C Shares                                                                  -1.48
Class Y Shares*                                                                 -1.18
Investor Class Shares                                                           -1.17
Barclays Capital Municipal Bond Index+** (Broad Market/Style-Specific Index)    0.70
Lipper General Municipal Debt Funds Index+ (Peer Group Index)                   -4.43

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

** Effective 11/03/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes.

The BARCLAYS CAPITAL MUNICIPAL BOND INDEX covers municipal bonds with a minimum credit rating of Baa, an outstanding par value of at least $5 million and issued as a part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year.

      The LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper General Municipal Debt Fund Funds category. These funds invest primarily in municipal debt issues rated in the top four credit ratings.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2 AIM MUNICIPAL BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/09, including applicable maximum sales charges

                                                      AFTER TAXES ON
                        BEFORE    AFTER TAXES ON    DISTRIBUTIONS AND
                        TAXES     DISTRIBUTIONS    SALE OF FUND SHARES
CLASS A SHARES
Inception (3/28/77)       5.71%         5.47%              5.52%
10 Years                  3.05          3.04               3.25
 5 Years                  1.60          1.60               2.00
 1 Year                  -6.75         -6.75              -2.95

CLASS B SHARES
Inception (9/1/93)        3.72%         3.69%              3.80%
10 Years                  2.95          2.94               3.10
 5 Years                  1.49          1.49               1.82
 1 Year                  -7.39         -7.39              -3.55

CLASS C SHARES
Inception (8/4/97)        3.10%         3.10%              3.22%
10 Years                  2.78          2.78               2.94
 5 Years                  1.83          1.83               2.11
 1 Year                  -3.78         -3.78              -1.21

CLASS Y SHARES
10 Years                  3.56%         3.55%              3.71%
 5 Years                  2.60          2.60               2.87
 1 Year                  -2.05         -2.05               0.20

INVESTOR CLASS SHARES
10 Years                  3.63%         3.63%              3.78%
 5 Years                  2.75          2.75               3.02
 1 Year                  -1.98         -1.98               0.27

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, most recent calendar quarter-end, including applicable maximum sales charges

                                                      AFTER TAXES ON
                        BEFORE    AFTER TAXES ON    DISTRIBUTIONS AND
                        TAXES     DISTRIBUTIONS    SALE OF FUND SHARES
CLASS A SHARES
Inception (3/28/77)       5.65%         5.40%              5.46%
10 Years                  2.90          2.90               3.13
 5 Years                  1.23          1.23               1.70
 1 Year                  -8.23         -8.23              -3.91

CLASS B SHARES
Inception (9/1/93)        3.57%         3.54%              3.67%
10 Years                  2.78          2.77               2.96
 5 Years                  1.15          1.15               1.54
 1 Year                  -8.83         -8.83              -4.49

CLASS C SHARES
Inception (8/4/97)        2.90%         2.90%              3.06%
10 Years                  2.64          2.64               2.82
 5 Years                  1.47          1.47               1.80
 1 Year                  -5.16         -5.16              -2.10

CLASS Y SHARES
10 Years                  3.41%         3.40%              3.59%
 5 Years                  2.23          2.23               2.57
 1 Year                  -3.59         -3.59              -0.81

INVESTOR CLASS SHARES
10 Years                  3.48%         3.48%              3.66%
 5 Years                  2.38          2.38               2.71
 1 Year                  -3.38         -3.38              -0.64

INVESTOR CLASS SHARES' INCEPTION DATE IS SEPTEMBER 30, 2003. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INVESTOR CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INVESTOR CLASS SHARES) AT NET ASSET VALUE AND REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS MARCH 28, 1977.

      CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS MARCH 28, 1977.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS Y AND INVESTOR CLASS SHARES WAS 0.57%, 1.32%, 1.32%, 0.32% AND 0.45%.1 THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS Y AND INVESTOR CLASS SHARES WAS 0.84%, 1.59%, 1.59%, 0.59% AND 0.72%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 4.75% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS Y SHARES AND INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATE. THEY DO NOT REFLECT THE EFFECT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR SHARES IN TAX-DEFERRED ACCOUNTS SUCH AS 401(K)S OR IRAS.

1 Total annual operating expenses less any contractual fee waivers and/or reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

3 AIM MUNICIPAL BOND FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4 AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2009
(Unaudited)



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.92%

ALABAMA-1.80%

  Alabama (State of) Public School & College
     Authority; Series 1999 C, Capital Improvement
     RB                                               5.75%     07/01/17      $1,400     $  1,438,951
-----------------------------------------------------------------------------------------------------
  Baldwin (County of); Series 2006 A, Unlimited
     Tax GO Wts. (INS-XL Capital Assurance
     Inc.)(a)                                         5.00%     01/01/21       1,000        1,056,710
-----------------------------------------------------------------------------------------------------
  Birmingham (City of) Special Care Facilities
     Financing Authority (Children's Hospital of
     Alabama); Series 2002, Health Care Facility
     RB (INS-Ambac Assurance Corp.)(a)                5.38%     06/01/23       1,500        1,458,300
-----------------------------------------------------------------------------------------------------
  Homewood (City of); Series 2007, Unlimited Tax
     Capital Appreciation GO Wts. (INS-Financial
     Security Assurance Inc.)(a)(b)                   4.85%     09/01/36       1,000          176,770
-----------------------------------------------------------------------------------------------------
  Jefferson (County of);
     Series 2000, School Limited Obligation Wts.
     (INS-Financial Security Assurance Inc.)(a)       5.50%     02/15/20       1,250        1,053,550
-----------------------------------------------------------------------------------------------------
     Series 2001 A, Capital Improvement Sewer
     Revenue Wts.(c)(d)                               5.00%     02/01/11         775          822,283
-----------------------------------------------------------------------------------------------------
  Lauderdale (County of) & Florence (City of)
     Health Care Authority (Coffee Health Group);
     Series 2000 A, RB (INS-MBIA Insurance
     Corp.)(a)                                        6.00%     07/01/29       1,000          851,990
-----------------------------------------------------------------------------------------------------
  Mobile (City of); Series 2008, Unlimited Tax GO
     Wts. (INS-Financial Security Assurance
     Inc.)(a)                                         4.25%     02/15/29       1,000          873,240
-----------------------------------------------------------------------------------------------------
  University of Alabama (Birmingham Hospital);
     Series 2006 A, RB (INS-Ambac Assurance
     Corp.)(a)                                        5.00%     09/01/36       1,000          809,020
-----------------------------------------------------------------------------------------------------
  University of Alabama; Series 2004 A, RB
     (INS-MBIA Insurance Corp.)(a)                    5.00%     07/01/29       1,000        1,003,710
=====================================================================================================
                                                                                            9,544,524
=====================================================================================================


ALASKA-0.77%

  Alaska (State of) Housing Finance Corp. (State
     Building Lease); Series 1999, RB(c)(d)           5.75%     04/01/10       2,000        2,117,020
-----------------------------------------------------------------------------------------------------
  Alaska (State of) Municipal Bond Bank Authority;
     Series 2008 2, RB                                4.90%     06/01/26       1,035        1,006,662
-----------------------------------------------------------------------------------------------------
     Series 2008 2, RB                                5.25%     06/01/38       1,000          945,670
=====================================================================================================
                                                                                            4,069,352
=====================================================================================================


ARIZONA-0.19%

  Yuma (City of) Municipal Property Corp.; Series
     2007 D, Municipal Facilities RB (INS-XL
     Capital Assurance Inc.)(a)                       5.00%     07/01/24       1,000          999,950
=====================================================================================================


ARKANSAS-0.65%

  Bentonville (City of); Series 2007, Sales & Use
     Tax RB (INS-Ambac Assurance Corp.)(a)            4.38%     11/01/25       1,000          916,210
-----------------------------------------------------------------------------------------------------
  North Little Rock (City of) Health Facilities
     Board (Baptist Health); Series 2001, Health
     Care RB                                          5.70%     07/01/22         500          501,530
-----------------------------------------------------------------------------------------------------
  University of Arkansas; Series 2009, Ref.
     Student Fees RB                                  5.20%     12/01/38       1,000          987,970
-----------------------------------------------------------------------------------------------------
  Van Buren (County of) Public Facilities Board
     Sewer Revenue; Series 2000, Ref. &
     Construction Sales & Use Tax RB (INS-Ambac
     Assurance Corp.)(a)                              5.60%     12/01/25       1,000        1,018,650
=====================================================================================================
                                                                                            3,424,360
=====================================================================================================


CALIFORNIA-5.24%

  ABAG Finance Authority for Non-Profit Corps.
     (Lincoln Glen Manor for Senior Citizens);
     Series 2000, COP (CEP-Cal-Mortgage)              6.10%     02/15/25       1,000          993,920
-----------------------------------------------------------------------------------------------------
  ABAG Finance Authority for Non-Profit Corps.
     (Lytton Gardens Inc.); Series 1999, COP
     (CEP-Cal-Mortgage)                               6.00%     02/15/19       1,585        1,586,839
-----------------------------------------------------------------------------------------------------
  ABAG Finance Authority for Non-Profit Corps.
     (Odd Fellows Home of California); Series
     1999, COP (CEP-Cal-Mortgage)                     6.00%     08/15/24       1,000          992,010
-----------------------------------------------------------------------------------------------------
  Alhambra (City of) Unified School District
     (Financing); Series 2008, COP (INS-Financial
     Security Assurance Inc.)(a)                      5.50%     04/01/26       1,000        1,002,540
-----------------------------------------------------------------------------------------------------
  Alum Rock Union Elementary School District
     (Election of 2008); Series 2008 A, Unlimited
     Tax GO (INS-Assured Guaranty Ltd.)(a)            5.00%     08/01/33       1,000          918,080
-----------------------------------------------------------------------------------------------------
  Big Bear Lake (City of); Series 1996, Ref. Water
     RB (INS-MBIA Insurance Corp.)(a)                 6.00%     04/01/22       2,000        2,223,800
-----------------------------------------------------------------------------------------------------
  California (State of) Department of Water
     Resources; Series 2002 A, Power Supply
     RB(c)(d)                                         5.38%     05/01/12       1,000        1,141,950
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

  California (State of) Educational Facilities
  Authority (Fresno Pacific University); Series
  2000 A, RB                                          6.05%     03/01/11      $1,350     $  1,339,322
-----------------------------------------------------------------------------------------------------
  California (State of) Educational Facilities
     Authority (University of Southern
     California); Series 2009 A, RB                   5.00%     10/01/39       1,000          976,930
-----------------------------------------------------------------------------------------------------
  California (State of) Statewide Communities
     Development Authority (Enloe Medical Center);
     Series 2008, RB (CEP-Cal-Mortgage)               6.25%     08/15/33         500          468,205
-----------------------------------------------------------------------------------------------------
     Series 2008, RB (CEP-Cal-Mortgage)               5.75%     08/15/38         500          430,865
-----------------------------------------------------------------------------------------------------
  El Centro (City of) Financing Authority; Series
     2006 A, Water RB (INS-Financial Security
     Assurance Inc.)(a)                               5.00%     10/01/26       2,000        1,738,040
-----------------------------------------------------------------------------------------------------
  Evergreen Elementary School District; Series
     2007 A, Unlimited Tax GO (INS-Financial
     Security Assurance Inc.)(a)                      4.38%     08/01/28       1,700        1,457,274
-----------------------------------------------------------------------------------------------------
  Folsom (City of) Public Financing Authority;
     Series 2007 A, Special Obligation Tax RB
     (INS-Ambac Assurance Corp.)(a)                   5.00%     09/01/28       1,000          928,450
-----------------------------------------------------------------------------------------------------
  Foothill/Eastern Corridor Agency (California
     Toll Road); Series 1995 A, Sr. Lien RB(c)(d)     6.00%     01/01/10         400          419,836
-----------------------------------------------------------------------------------------------------
  Hacienda La Puente Unified School District
     Facilities Financing Authority; Series 2007,
     RB (INS-Financial Security Assurance Inc.)(a)    5.00%     08/01/26       2,000        1,927,700
-----------------------------------------------------------------------------------------------------
  Hesperia (City of) Public Financing Authority
     (Redevelopment & Housing); Series 2007 A, RB
     (INS-XL Capital Assurance Inc.)(a)               5.00%     09/01/31         500          363,680
-----------------------------------------------------------------------------------------------------
  Los Angeles (City of) Unified School District
     (Election of 2002); Series 2007 B, Unlimited
     Tax GO (INS-Ambac Assurance Corp.)(a)            4.50%     07/01/26       2,000        1,761,320
-----------------------------------------------------------------------------------------------------
  Palomar Pomerado Health System (Election of
     2004); Series 2005 A, Unlimited Tax GO
     (INS-Ambac Assurance Corp.)(a)                   5.00%     08/01/26         980          977,726
-----------------------------------------------------------------------------------------------------
  Redlands (City of) Unified School District
     (Election of 2008); Series 2008, Unlimited
     Tax GO (INS-Financial Security Assurance
     Inc.)(a)                                         5.00%     07/01/25       1,415        1,397,779
-----------------------------------------------------------------------------------------------------
  Redondo Beach (City of) Unified School District
     (Election of 2008); Series 2008 A, Unlimited
     Tax GO (INS-Financial Security Assurance
     Inc.)(a)                                         5.13%     08/01/37       2,000        1,870,900
-----------------------------------------------------------------------------------------------------
  San Bernardino (City of) Community College
     District (Election of 2002); Series 2002 A,
     Unlimited Tax GO                                 6.50%     08/01/28         500          552,945
-----------------------------------------------------------------------------------------------------
  Southern California Public Power Authority
     (Natural Gas Project No. 1); Series 2007 A,
     RB                                               5.00%     11/01/33       1,500          962,955
-----------------------------------------------------------------------------------------------------
  Yuba (County of) Levee Financing Authority;
     Series 2008 A, RB (INS-Assured Guaranty
     Ltd.)(a)                                         5.00%     09/01/33       1,500        1,332,060
=====================================================================================================
                                                                                           27,765,126
=====================================================================================================


COLORADO-5.62%

  Arapahoe (County of) East Cherry Creek Valley
     Water & Sanitation District; Series 2004, VRD
     RB (INS-MBIA Insurance Corp.)(a)(e)(f)           8.00%     11/15/34       7,000        7,000,000
-----------------------------------------------------------------------------------------------------
  Arapahoe (County of) Water & Waste Water
     Authority; Series 2007, Ref. RB
     (INS-Financial Security Assurance Inc.)(a)       5.00%     12/01/33       1,000          945,580
-----------------------------------------------------------------------------------------------------
  Aurora (City of) (Children's Hospital); Series
     2004 C, RB (INS-Financial Security Assurance
     Inc.)(a)                                         5.00%     12/01/33       2,500        2,198,100
-----------------------------------------------------------------------------------------------------
  Aurora (City of); Series 2000, Public
     Improvement COP(c)(d)                            5.50%     12/01/10       3,230        3,493,988
-----------------------------------------------------------------------------------------------------
  Boulder (County of); Series 2005 A, Open Space
     Capital Improvement Trust Fund RB
     (INS-Financial Security Assurance Inc.)(a)       5.00%     01/01/24       2,645        2,718,372
-----------------------------------------------------------------------------------------------------
  Colorado (State of) E-470 Public Highway
     Authority; Series 2000 A, Sr. RB(c)(d)           5.75%     09/01/10       1,000        1,067,810
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla Inc.);
     Series 2002 A, RB                                5.50%     01/01/23       2,850        2,632,175
-----------------------------------------------------------------------------------------------------
     Series 2002 A, RB                                5.63%     01/01/33       2,000        1,690,380
-----------------------------------------------------------------------------------------------------
  Colorado (State of) State Board of Governors
     (University Enterprise System); Series 2007
     A, RB (INS-Financial Guaranty Insurance
     Co.)(a)                                          5.00%     03/01/37       1,180        1,065,752
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Water Resources & Power
     Development Authority;
     Series A, RB (INS-Assured Guaranty Ltd.)(a)      5.13%     12/01/30         400          393,520
-----------------------------------------------------------------------------------------------------
     Series A, RB (INS-Assured Guaranty Ltd.)(a)      5.25%     12/01/38         500          487,460
-----------------------------------------------------------------------------------------------------
  Colorado Springs (City of); Series 2002,
     Hospital RB (INS-Financial Security Assurance
     Inc.)(a)                                         5.00%     12/15/32       1,000          922,750
-----------------------------------------------------------------------------------------------------
  Denver (City of) Health & Hospital Authority;
     Series 2004 A, Ref. Health Care RB(c)(d)         6.25%     12/01/14         750          927,210
-----------------------------------------------------------------------------------------------------
  Meridian Metropolitan District; Series 2001 B,
     Ref. & Improvement Unlimited Tax GO
     (INS-Radian Asset Assurance, Inc.)(a)            5.00%     12/01/25         750          609,390
-----------------------------------------------------------------------------------------------------
  Northwest Parkway Public Highway Authority;
     Series 2001 A, Sr. RB(c)(d)                      5.25%     06/15/11       1,000        1,106,560
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Superior (City of) Metropolitan District No. 1;
     Series 2006, Ref. RB (INS-Ambac Assurance
     Corp.)(a)                                        5.00%     12/01/23      $1,450     $  1,463,253
-----------------------------------------------------------------------------------------------------
  University of Colorado; Series 2009 A,
     Enterprise System RB                             5.25%     06/01/30       1,000        1,010,250
=====================================================================================================
                                                                                           29,732,550
=====================================================================================================


CONNECTICUT-2.58%

  Connecticut (State of) (Bradley International
     Airport); Series 2000 A, Special Obligation
     Parking RB (INS-ACA Financial Guaranty
     Corp.)(a)(g)                                     6.60%     07/01/24       1,250          936,425
-----------------------------------------------------------------------------------------------------
  Connecticut (State of) (Transportation
     Infrastructure);
     Series 1991 B, Special Obligation Tax RB         6.50%     10/01/10         530          575,241
-----------------------------------------------------------------------------------------------------
     Series 1991 B, Special Obligation Tax RB         6.50%     10/01/12       1,500        1,752,540
-----------------------------------------------------------------------------------------------------
  Connecticut (State of) Area Cooperative
     Educational Services (Staff
     Development/Administration Facilities);
     Series 1999, Unlimited Tax GO (INS-ACA
     Financial Guaranty Corp.)(a)                     5.63%     07/15/19       1,060          890,124
-----------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facility Authority (Bridgeport Hospital);
     Series 1992 A, RB (INS-MBIA Insurance
     Corp.)(a)                                        6.63%     07/01/18         725          725,072
-----------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facility Authority (Loomis Chaffee School);
     Series 2001 D, RB(c)(d)                          5.25%     07/01/11       1,000        1,098,510
-----------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facility Authority (Quinnipiac University);
     Series 2007 J, RB (INS-MBIA Insurance
     Corp.)(a)                                        5.75%     07/01/33       1,000        1,020,320
-----------------------------------------------------------------------------------------------------
     Series 2007 J, RB (INS-MBIA Insurance
     Corp.)(a)                                        5.00%     07/01/37       1,200        1,110,960
-----------------------------------------------------------------------------------------------------
  Connecticut (State of) Housing Finance Authority
     (Group Home Mortgage); Series 2000 GH-5,
     Special Obligation RB (INS-Ambac Assurance
     Corp.)(a)                                        5.85%     06/15/30         500          460,815
-----------------------------------------------------------------------------------------------------
  Connecticut (State of) Housing Finance Authority
     (Housing Mortgage Finance Program);
     Series 1996 C-1, RB                              6.30%     11/15/17       1,015        1,022,582
-----------------------------------------------------------------------------------------------------
     Series 1998 C, RB(g)                             5.50%     11/15/35       1,775        1,581,436
-----------------------------------------------------------------------------------------------------
  New Britain (City of); Series 1992, Unlimited
     Tax GO (INS-MBIA Insurance Corp.)(a)             6.00%     02/01/11         400          431,004
-----------------------------------------------------------------------------------------------------
  Somers (City of); Series 1990, Unlimited Tax GO     6.00%     12/01/10         190          206,555
-----------------------------------------------------------------------------------------------------
  University of Connecticut; Series 2000 A,
     Student Fee RB(c)(d)                             6.00%     11/15/10       1,325        1,460,362
-----------------------------------------------------------------------------------------------------
  Westbrook (City of); Series 1992, Unlimited Tax
     GO (INS-MBIA Insurance Corp.)(a)                 6.40%     03/15/10         380          401,573
=====================================================================================================
                                                                                           13,673,519
=====================================================================================================


DISTRICT OF COLUMBIA-0.37%

  District of Columbia (George Washington
     University); Series 2001 A, RB (INS-MBIA
     Insurance Corp.)(a)                              5.13%     09/15/31       1,000          944,340
-----------------------------------------------------------------------------------------------------
  District of Columbia (Gonzaga College High
     School); Series 1999, RB (INS-Financial
     Security Assurance Inc.)(a)                      5.38%     07/01/19       1,055        1,038,859
=====================================================================================================
                                                                                            1,983,199
=====================================================================================================


FLORIDA-1.77%

  Bartow (City of); Series 2006, Ref. Water &
     Sewer System RB (INS-Financial Guaranty
     Insurance Co.)(a)                                4.25%     10/01/29       5,000        4,044,000
-----------------------------------------------------------------------------------------------------
  Crossings at Fleming Island Community
     Development District; Series 2000 B, Ref.
     Special Assessment RB (INS-MBIA Insurance
     Corp.)(a)                                        5.80%     05/01/16       1,000          990,020
-----------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (Ascension Health Credit Group);
     Series 2002 A, RB                                5.25%     11/15/32       1,500        1,381,455
-----------------------------------------------------------------------------------------------------
  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Aviation RB
     (INS-Financial Guaranty Insurance Co.)(a)        5.75%     10/01/29       2,000        1,934,160
-----------------------------------------------------------------------------------------------------
  Sunrise (City of) Utility System; Series 1998,
     Ref. RB (INS-Ambac Assurance Corp.)(a)           5.00%     10/01/28       1,050          995,778
=====================================================================================================
                                                                                            9,345,413
=====================================================================================================


GEORGIA-1.28%

  Dahlonega (City of); Series 2008 A, Water &
     Wastewater RB (INS-Assured Guaranty Ltd.)(a)     5.25%     09/01/30       1,750        1,505,857
-----------------------------------------------------------------------------------------------------
  Gilmer (County of) Building Authority
     (Courthouse); Series 2005 A, RB (INS-XL
     Capital Assurance Inc.)(a)                       5.00%     04/01/29       1,000          943,190
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Gwinnett (County of) Water & Sewerage Authority;
     Series 2002, RB(c)(d)                            5.25%     08/01/12      $2,000     $  2,272,500
-----------------------------------------------------------------------------------------------------
  Medical Center Hospital Authority (Columbus
     Regional Healthcare System); RB (INS-Assured
     Guaranty Ltd.)(a)                                6.38%     08/01/29       2,000        2,080,060
=====================================================================================================
                                                                                            6,801,607
=====================================================================================================


IDAHO-0.10%

  Idaho (State of) Health Facilities Authority
     (Trinity Health Credit Group); Series 2008 B,
     RB                                               6.13%     12/01/28         500          504,540
=====================================================================================================


ILLINOIS-7.03%

  Bellwood (City of); Series 2002, Unlimited Tax
     GO(c)(d)                                         5.25%     12/01/12       1,000        1,142,880
-----------------------------------------------------------------------------------------------------
  Chicago (City of) (Cottage View Terrace
     Apartments); Series 2000 A, FHA/GNMA
     Collateralized MFH RB (CEP-GNMA)(g)              6.13%     02/20/42       1,520        1,530,002
-----------------------------------------------------------------------------------------------------
  Chicago (City of) Park District; Series 2008 F,
     Limited Tax GO                                   5.50%     01/01/33       1,250        1,263,250
-----------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 2000 C, Project & Ref. Unlimited Tax
     GO(c)(d)                                         5.50%     07/10/10       1,755        1,887,099
-----------------------------------------------------------------------------------------------------
     Series 2000 C, Project & Ref. Unlimited Tax
     GO (INS-Financial Guaranty Insurance Co.)(a)     5.50%     01/01/40         995          996,940
-----------------------------------------------------------------------------------------------------
     Series 2001, Special Transportation RB(c)(d)     5.25%     07/01/12       1,000        1,070,550
-----------------------------------------------------------------------------------------------------
     Series 2001 A, Project & Ref. Unlimited Tax
     GO(c)(d)                                         5.25%     01/01/11       2,980        3,240,273
-----------------------------------------------------------------------------------------------------
     Series 2001 A, Project & Ref. Unlimited Tax
     GO (INS-MBIA Insurance Corp.)(a)                 5.25%     01/01/33         960          928,234
-----------------------------------------------------------------------------------------------------
  Cook (County of); Series 2004 B, Capital
     Improvement Unlimited Tax GO (INS-MBIA
     Insurance Corp.)(a)                              5.00%     11/15/29       1,000          993,530
-----------------------------------------------------------------------------------------------------
  Freeport (City of); Series 2000, Sewer System
     Improvements Unlimited Tax GO(c)(d)              6.00%     12/01/10       1,000        1,103,480
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Department of Central
     Management Services; Series 1999, COP
     (INS-MBIA Insurance Corp.)(a)                    5.85%     07/01/19       1,750        1,791,457
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Adventist Health Systems); Series
     1997 A, RB (INS-MBIA Insurance Corp.)(a)         6.00%     11/15/11       2,500        2,644,600
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Northwestern University); Series
     1997, Adjustable Rate Medium Term RB(c)(d)       5.25%     11/01/14       1,000        1,181,980
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Robert Morris College);
     Series 2000, RB (INS-MBIA Insurance Corp.)(a)    5.75%     06/01/20       1,305        1,305,000
-----------------------------------------------------------------------------------------------------
     Series 2000, RB (INS-MBIA Insurance Corp.)(a)    5.80%     06/01/30       1,000          960,920
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Children's Memorial Hospital); Series 2008
     A, RB (INS-Assured Guaranty Ltd.)(a)             5.25%     08/15/33       2,000        1,749,120
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Noble
     Network Charter Schools); Series 2007 A, RB
     (INS-ACA Financial Guaranty Corp.)(a)            5.00%     09/01/27       1,000          597,230
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Resurrection Health Care); Series 1999 B, RB
     (INS-Financial Security Assurance Inc.)(a)       5.25%     05/15/29       3,000        2,650,230
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Blessing Hospital); Series 1999 A, RB(c)(d)     6.00%     11/15/09       1,000        1,041,820
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evangelical Hospital Corp.);
     Series 1992 A, Ref. RB(d)                        6.25%     04/15/22       1,000        1,233,970
-----------------------------------------------------------------------------------------------------
     Series 1992 C, RB(d)                             6.25%     04/15/22       1,150        1,419,066
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Municipal Electric Agency;
     Series 2006, Power Supply RB (INS-Financial
     Guaranty Insurance Co.)(a)                       5.00%     02/01/26       4,000        3,977,360
-----------------------------------------------------------------------------------------------------
  Metropolitan Pier & Exposition Authority
     (McCormick Place Expansion);
     Series 2002 A, Capital Appreciation Dedicated
     State Tax RB (INS-MBIA Insurance Corp.)(a)(b)    5.94%     06/15/30       1,000          285,760
-----------------------------------------------------------------------------------------------------
     Series 2002 A, Dedicated State Tax RB
     (INS-MBIA Insurance Corp.)(a)                    5.25%     06/15/42       1,000          967,840
-----------------------------------------------------------------------------------------------------
  Will (County of) School District No. 122 (New
     Lenox);
     Series 2000 A, Unlimited Tax GO(c)(d)            6.50%     11/01/10          80           87,914
-----------------------------------------------------------------------------------------------------
     Series 2000 A, Unlimited Tax GO(c)(d)            6.50%     11/01/10         510          560,454
-----------------------------------------------------------------------------------------------------
     Series 2000 A, Unlimited Tax GO(c)(d)            6.50%     11/01/10         575          631,885
=====================================================================================================
                                                                                           37,242,844
=====================================================================================================


INDIANA-5.88%

  East Allen (County of) Multi-School Building
     Corp.; Series 2000, First Mortgage RB(c)(d)      5.75%     01/15/10         735          770,912
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Hancock (County of) & Mount Vernon (City of)
     Multi-School Building Corp.; Series 2001 A,
     First Mortgage RB(c)(d)                          5.45%     07/15/11      $1,000     $  1,105,340
-----------------------------------------------------------------------------------------------------
  Indiana (State of) Bond Bank; Series 2000 A,
     Special Program RB(c)(d)                         5.90%     02/01/10       1,000        1,062,580
-----------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 2000, Highway RB(c)(d)                    5.38%     12/01/10       1,565        1,693,846
-----------------------------------------------------------------------------------------------------
     Series 2000, Highway RB(c)(d)                    5.38%     12/01/10         435          470,814
-----------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank (Waterworks); Series 2002 A,
     RB(c)(d)                                         5.25%     07/01/12       1,000        1,131,260
-----------------------------------------------------------------------------------------------------
  Lafayette (City of); Series 2002, Sewer RB(c)(d)    5.15%     07/01/12       1,000        1,137,510
-----------------------------------------------------------------------------------------------------
  Monroe (County of) Community 1996 School
     Building Corp.; Series 2009, First Mortgage
     RB                                               5.25%     01/15/27       2,815        2,845,346
-----------------------------------------------------------------------------------------------------
  Noblesville (City of) Redevelopment Authority
     (Lease Rental 146th Street Extension); Series
     2006 A, Economic Development RB                  5.25%     08/01/25       1,570        1,614,007
-----------------------------------------------------------------------------------------------------
  Northern Wells (City of) Community School
     Building Corp.; Series 2002, First Mortgage
     RB(c)(d)                                         5.40%     07/15/12         500          567,075
-----------------------------------------------------------------------------------------------------
  Petersburg (City of) (Indianapolis Power & Light
     Co.);
     Series 1991, Ref. PCR                            5.75%     08/01/21       4,000        3,432,880
-----------------------------------------------------------------------------------------------------
     Series 1993 B, Ref. PCR (INS-MBIA Insurance
     Corp.)(a)                                        5.40%     08/01/17       9,850       10,065,124
-----------------------------------------------------------------------------------------------------
  Rockport (City of) (AEP Generating Co.); Series
     1995 A, Ref. Adjustable Rate PCR (INS-Ambac
     Assurance Corp.)(a)                              4.15%     07/01/25       2,000        2,009,660
-----------------------------------------------------------------------------------------------------
  Rockville (City of) School Building Corp.;
     Series 2006, First Mortgage RB                   5.00%     07/15/26       1,000        1,011,670
-----------------------------------------------------------------------------------------------------
  St. Joseph (County of) Hospital Authority
     (Memorial Health System); Series 2000,
     RB(c)(d)                                         5.63%     02/15/11       1,000        1,089,980
-----------------------------------------------------------------------------------------------------
  Wa-Nee Middle School Building Corp.; Series
     2001, First Mortgage Unlimited Tax GO(c)(d)      5.50%     07/15/11       1,000        1,102,620
=====================================================================================================
                                                                                           31,110,624
=====================================================================================================


KANSAS-0.61%

  Kansas (State of) Development Finance Authority
     (Stormont-Vail Healthcare Inc.); Series 2007
     L, Health Facilities RB (INS-MBIA Insurance
     Corp.)(a)                                        5.13%     11/15/32         750          644,107
-----------------------------------------------------------------------------------------------------
  Overland Park Development Corp. (Overland Park
     Convention Center Hotel); Series 2001 A,
     First Tier RB(c)(d)                              7.38%     01/01/11       1,635        1,832,868
-----------------------------------------------------------------------------------------------------
  University of Kansas Hospital Authority (KU
     Health Systems); Series 2006, Ref. &
     Improvement Health Facilities RB                 4.50%     09/01/32       1,000          768,990
=====================================================================================================
                                                                                            3,245,965
=====================================================================================================


KENTUCKY-0.71%

  Franklin (County of) School District Finance
     Corp.; Series 2007, School Building RB
     (INS-Financial Security Assurance Inc.)(a)       4.25%     05/01/26       1,500        1,363,290
-----------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Louisville Arena Authority, Inc.);
     Series 2008 A-1, RB (INS-Assured Guaranty
     Ltd.)(a)                                         6.00%     12/01/33       1,000          992,250
-----------------------------------------------------------------------------------------------------
  Spencer (County of) School District Finance
     Corp.; Series 2007, School Building RB
     (INS-Financial Security Assurance Inc.)(a)       4.50%     08/01/27       1,480        1,376,252
=====================================================================================================
                                                                                            3,731,792
=====================================================================================================


LOUISIANA-3.79%

  East Baton Rouge (Parish of) Sewer Commission;
     Series 2006 A, Ref. RB (INS-Financial
     Security Assurance Inc.)(a)                      5.00%     02/01/25       1,000        1,021,280
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Ref. RB (INS-Financial
     Security Assurance Inc.)(a)                      5.00%     02/01/26       1,000        1,015,320
-----------------------------------------------------------------------------------------------------
  Lafayette (City of);
     Series 2000 A, Public Improvement Sales Tax
     RB(c)(d)                                         5.50%     03/01/10       2,360        2,519,678
-----------------------------------------------------------------------------------------------------
     Series 2007, Communications Systems RB
     (INS-XL Capital Assurance Inc.)(a)               4.63%     11/01/24       2,000        1,771,240
-----------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities & Community
     Development Authority (Parking Facilities
     Corp. Garage); Series 2001 A, RB (INS-Ambac
     Assurance Corp.)(a)                              5.20%     10/01/20       1,760        1,798,843
-----------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities & Community
     Development Authority;
     Series 2000, Capital Projects & Equipment
     Acquisitions RB (INS-ACA Financial Guaranty
     Corp.)(a)                                        6.55%     09/01/25       5,290        4,081,076
-----------------------------------------------------------------------------------------------------
     Series 2000 A, Capital Projects & Equipment
     Acquisitions RB (INS-Ambac Assurance
     Corp.)(a)                                        6.30%     07/01/30       2,000        1,907,380
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

  Louisiana (State of) Public Facilities Authority
     (Black & Gold Facilities); Series 2007 A, RB
     (INS-CIFG Assurance North America, Inc.)(a)      5.00%     07/01/32      $1,000     $    682,530
-----------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Ochsner Clinic Foundation); Series 2002 B,
     RB(c)(d)                                         5.50%     05/15/26       1,000        1,129,480
-----------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tulane University); Series 2002 A, RB(c)(d)     5.13%     07/01/12       2,100        2,363,172
-----------------------------------------------------------------------------------------------------
  Ouachita (Parish of) Hospital Service District
     No. 1 (Glenwood Regional Medical Center);
     Series 1996, Ref. RB(c)(d)                       5.70%     05/15/10       1,000        1,066,690
-----------------------------------------------------------------------------------------------------
  Tangipahoa (Parish of) Hospital Service District
     No. 1 (North Oaks Medical Center); Series
     2003 A, Ref. RB                                  5.00%     02/01/25       1,000          724,780
=====================================================================================================
                                                                                           20,081,469
=====================================================================================================


MARYLAND-0.34%

  Maryland (State of) Health & Higher Educational
     Facilities Authority (Lifebridge Health);
     Series 2008, RB                                  4.75%     07/01/39       1,000          740,610
-----------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System); Series 2001, RB(c)(d)           5.25%     07/01/11       1,000        1,083,900
=====================================================================================================
                                                                                            1,824,510
=====================================================================================================


MASSACHUSETTS-2.97%

  Boston (City of) Water & Sewer Commission; Sr.
     Series 1993 A, RB (INS-MBIA Insurance
     Corp.)(a)                                        5.25%     11/01/19       5,385        6,290,757
-----------------------------------------------------------------------------------------------------
  Massachusetts (State of) Bay Transportation
     Authority; Series 2002 A, Sr. Sales Tax
     RB(c)(d)                                         5.00%     07/01/12       1,500        1,687,110
-----------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Boston University); Series 1999 P, RB    6.00%     05/15/59       5,500        5,146,790
-----------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (College Issue); Series 2003 B, RB
     (INS-XL Capital Assurance Inc.)(a)               5.25%     07/01/33       1,000          907,840
-----------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Linden Ponds Inc.); Series 2007 A,
     Facilities RB                                    5.00%     11/15/14       1,000          898,280
-----------------------------------------------------------------------------------------------------
  Massachusetts (Commonwealth of); Series 2000 A,
     Construction Loan Limited Tax GO                 5.75%     02/01/09         785          785,000
=====================================================================================================
                                                                                           15,715,777
=====================================================================================================


MICHIGAN-4.22%

  Allegan (City of) Public School District; Series
     2000, Unlimited Tax GO(c)(d)                     5.75%     05/01/10         500          532,320
-----------------------------------------------------------------------------------------------------
  Almont (City of) Community Schools; Series 2002,
     Ref. School Building & Site Unlimited Tax
     GO(c)(d)                                         5.00%     11/01/12       1,000        1,130,770
-----------------------------------------------------------------------------------------------------
  Bullock Creek School District; Series 2000,
     Unlimited Tax GO(c)(d)                           5.50%     05/01/10       1,000        1,060,900
-----------------------------------------------------------------------------------------------------
  Caledonia (City of) Community Schools;
     Series 2000, Unlimited Tax GO(c)(d)              5.50%     05/01/10       1,000        1,060,900
-----------------------------------------------------------------------------------------------------
     Series 2005, Ref. Unlimited Tax GO (INS-MBIA
     Insurance Corp.)(a)                              5.00%     05/01/25       1,000        1,005,250
-----------------------------------------------------------------------------------------------------
  Chippewa Valley Schools; Series 2002, Ref.
     Unlimited Tax GO(c)(d)                           5.13%     05/01/12       1,000        1,119,320
-----------------------------------------------------------------------------------------------------
  Detroit (City of) Water Supply System;
     Series 2001 A, Sr. Lien RB(c)(d)                 5.25%     07/01/11       1,845        2,018,135
-----------------------------------------------------------------------------------------------------
     Series 2001 A, Sr. Lien RB(c)(d)                 5.25%     07/01/11       1,655        1,785,695
-----------------------------------------------------------------------------------------------------
     Series 2001 A, Sr. Lien RB (INS-Financial
     Guaranty Insurance Co.)(a)                       5.00%     07/01/30       5,000        4,327,750
-----------------------------------------------------------------------------------------------------
  Jackson (City of) Brownfield Redevelopment
     Authority; Series 2002, Tax Increment TAN
     (INS-Financial Guaranty Insurance Co.)(a)        5.13%     06/01/24       1,000        1,007,670
-----------------------------------------------------------------------------------------------------
  Lake Orion (City of) Community School District;
     Series 2000 A, Unlimited Tax GO(c)(d)            6.00%     05/01/10         500          533,540
-----------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority
     (Drinking Water Revolving Fund); Series 2000,
     RB(c)(d)                                         5.50%     10/01/10       1,000        1,086,780
-----------------------------------------------------------------------------------------------------
  Michigan (State of) Public Power Agency
     (Combustion Turbine No. 1); Series 2001 A, RB
     (INS-Ambac Assurance Corp.)(a)                   5.25%     01/01/24       2,500        2,525,350
-----------------------------------------------------------------------------------------------------
  Michigan (State of) Tobacco Settlement Finance
     Authority; Sr., Series 2007 A, RB                6.00%     06/01/34       1,300          834,847
-----------------------------------------------------------------------------------------------------
  Newaygo (City of) Public Schools; Series 2000,
     Unlimited Tax GO(c)(d)                           5.50%     05/01/10       1,000        1,060,900
-----------------------------------------------------------------------------------------------------
  Wyoming (City of) Water Supply System; Series
     2008, RB                                         5.13%     06/01/28       1,305        1,271,331
=====================================================================================================
                                                                                           22,361,458
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
MINNESOTA-0.40%

  Minneapolis (City of) Health Care System
     (Fairview Health Services); Series 2008 B, RB
     (INS-Assured Guaranty Ltd.)(a)                   6.50%     11/15/38      $1,000     $  1,059,240
-----------------------------------------------------------------------------------------------------
  Minneapolis (City of) (Parking Ramp); Series
     2000 A, Unlimited Tax GO                         5.90%     12/01/20       1,000        1,047,620
=====================================================================================================
                                                                                            2,106,860
=====================================================================================================


MISSISSIPPI-1.15%

  Mississippi (State of) Higher Education
     Assistance Corp.; Sub. Series 1994 C, RB
     (CEP-Gtd. Student Loans)(g)                      7.50%     09/01/09       5,000        5,002,600
-----------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Forrest County General
     Hospital); Series 2000, RB(c)(d)                 5.50%     01/01/11       1,000        1,090,050
=====================================================================================================
                                                                                            6,092,650
=====================================================================================================


MISSOURI-2.38%

  Bi-State Development Agency of the Missouri-
     Illinois Metropolitan District (Metrolink
     Cross Country) Series 2007, Mass Transit
     Sales Tax RB                                     5.00%     10/01/33       1,500        1,310,895
-----------------------------------------------------------------------------------------------------
  Cass (County of); Series 2007, Hospital RB          5.38%     05/01/22       1,000          741,620
-----------------------------------------------------------------------------------------------------
  Gladstone (City of); Series 2006 A, COP (INS-XL
     Capital Assurance Inc.)(a)                       5.00%     06/01/22       1,295        1,326,818
-----------------------------------------------------------------------------------------------------
  Ladue (City of) School District; Series 2007,
     Ref. & Improvement Unlimited Tax GO              4.75%     03/01/27       1,000        1,001,960
-----------------------------------------------------------------------------------------------------
  Miller (County of) Reorganized School District
     No. 2; Series 2006, Unlimited Tax GO
     (INS-Financial Security Assurance Inc.)(a)       5.00%     03/01/21       1,000        1,069,960
-----------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Washington University);
     Series 2001 A, RB(c)(d)                          5.13%     06/15/11       4,000        4,376,560
-----------------------------------------------------------------------------------------------------
  Missouri (State of) Joint Municipal Electric
     Utility Commission (Iatan 2); Series 2006 A,
     Power Project RB (INS-Ambac Assurance
     Corp.)(a)                                        5.00%     01/01/34       1,000          871,520
-----------------------------------------------------------------------------------------------------
  Neosho (City of) Reorganized School District No.
     R-05 (Missouri Direct Deposit Program);
     Series 2006, School Building Unlimited Tax GO
     (INS-Financial Security Assurance Inc.)(a)       5.00%     03/01/23       1,000        1,044,760
-----------------------------------------------------------------------------------------------------
  St. Louis (City of) Municipal Finance Corp.
     (Recreational Sales Tax); Series 2007,
     Leasehold RB (INS-Ambac Assurance Corp.)(a)      4.50%     02/15/28       1,000          880,910
=====================================================================================================
                                                                                           12,625,003
=====================================================================================================


MONTANA-0.25%

  Montana (State of) Facility Finance Authority
     (Glendive Medical Center); Series 2008 A,
     Master Loan Program RB                           4.75%     07/01/28       1,500        1,332,120
=====================================================================================================


NEBRASKA-0.37%

  University of Nebraska (Omaha Health and
     Recreation); Series 2008, RB                     5.00%     05/15/33       1,000          976,560
-----------------------------------------------------------------------------------------------------
  University of Nebraska (Omaha Student
     Facilities); Series 2007, RB                     5.00%     05/15/32       1,000          983,710
=====================================================================================================
                                                                                            1,960,270
=====================================================================================================


NEVADA-2.59%

  Clark (County of) Water Reclamation District;
     Series 2008, Limited Tax GO                      5.63%     07/01/32       1,500        1,526,775
-----------------------------------------------------------------------------------------------------
  Clark (County of);
     Series 2001, Bond Bank Limited Tax GO(c)(d)      5.00%     06/01/11       2,870        3,124,110
-----------------------------------------------------------------------------------------------------
     Series 2001, Bond Bank Limited Tax GO
     (INS-Financial Guaranty Insurance Co.)(a)        5.00%     06/01/31       2,130        2,052,170
-----------------------------------------------------------------------------------------------------
     Series 2001 B, Airport Sub. Lien RB(c)(d)        5.13%     07/01/11       2,250        2,443,297
-----------------------------------------------------------------------------------------------------
     Series 2001 B, Airport Sub. Lien RB(c)(d)        5.25%     07/01/11       1,500        1,633,290
-----------------------------------------------------------------------------------------------------
     Series 2004 A-2, Airport Sub. Lien RB
     (INS-Financial Guaranty Insurance Co.)(a)        5.13%     07/01/25       1,000          943,420
-----------------------------------------------------------------------------------------------------
     Series 2004 A-2, Airport Sub. Lien RB
     (INS-Financial Guaranty Insurance Co.)(a)        5.13%     07/01/27       1,000          905,600
-----------------------------------------------------------------------------------------------------
  Truckee Meadows Water Authority; Series 2001 A,
     Water RB(c)(d)                                   5.13%     07/01/11       1,000        1,095,900
=====================================================================================================
                                                                                           13,724,562
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
NEW JERSEY-1.23%

  New Jersey (State of) Economic Development
     Authority (Continental Airlines, Inc.);
     Series 1999, Special Facility RB(g)              6.40%     09/15/23      $1,025     $    693,249
-----------------------------------------------------------------------------------------------------
     Series 2000, Special Facilities RB(g)            7.00%     11/15/30       4,000        2,623,680
-----------------------------------------------------------------------------------------------------
  New Jersey (State of) Tobacco Settlement
     Financing Corp.; Series 2002, Asset-Backed
     RB(c)(d)                                         5.38%     06/01/12       1,485        1,676,090
-----------------------------------------------------------------------------------------------------
  New Jersey (State of) Transportation Trust Fund
     Authority; Series 1999 A, Transportation
     System RB(d)                                     5.50%     06/15/10       1,440        1,531,195
=====================================================================================================
                                                                                            6,524,214
=====================================================================================================


NEW MEXICO-0.79%

  New Mexico (State of) Finance Authority; Series
     2006 B, Sr. Lien Public Project Revolving
     Fund RB (INS-MBIA Insurance Corp.)(a)            5.00%     06/01/26       2,000        2,015,720
-----------------------------------------------------------------------------------------------------
  San Juan (County of); Series 2008, Sub. Gross
     Receipts Tax RB (INS-Financial Security
     Assurance Inc.)(a)                               4.38%     06/15/25       1,000          936,520
-----------------------------------------------------------------------------------------------------
  Santa Fe (City of); Series 2006 B, Ref. Gross
     Receipts Tax RB (INS-Financial Security
     Assurance Inc.)(a)                               5.00%     06/01/22       1,185        1,244,179
=====================================================================================================
                                                                                            4,196,419
=====================================================================================================


NEW YORK-4.85%

  Metropolitan Transportation Authority (Dedicated
     Tax Fund); Series 2000 A, RB(c)(d)               5.88%     04/01/10       1,500        1,593,540
-----------------------------------------------------------------------------------------------------
  Metropolitan Transportation Authority (Service
     Contract); Series 2002 A, Ref. RB                5.13%     01/01/29       1,000          945,670
-----------------------------------------------------------------------------------------------------
  New York (City of) Municipal Water Finance
     Authority;
     Series 2000 B, Water & Sewer System RB(c)(d)     6.00%     06/15/10         935        1,010,464
-----------------------------------------------------------------------------------------------------
     Series 2000 B, Water & Sewer System RB           6.00%     06/15/33         565          600,030
-----------------------------------------------------------------------------------------------------
  New York (City of);
     Series 2005 J, Unlimited Tax GO                  5.00%     03/01/23       2,500        2,522,050
-----------------------------------------------------------------------------------------------------
     Series 2007 D1, Unlimited Tax GO                 5.13%     12/01/22       2,500        2,577,675
-----------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (The New
     York and Presbyterian Hospital); Series 2007,
     FHA Insured Mortgage Hospital RB
     (INS-Financial Security Assurance Inc.)(a)       4.75%     02/15/23       1,000        1,003,840
-----------------------------------------------------------------------------------------------------
  New York (State of) Environmental Facilities
     Corp.; Series 1991 E, State Water Revolving
     Fund PCR                                         6.88%     06/15/10         305          305,244
-----------------------------------------------------------------------------------------------------
  Port Authority of New York & New Jersey
     (Consolidated Ninety-Third); Series 1994, RB     6.13%     06/01/94       5,250        5,677,140
-----------------------------------------------------------------------------------------------------
  Triborough Bridge & Tunnel Authority;
     Series 1992 Y, General Purpose RB(d)             5.50%     01/01/17       2,900        3,467,646
-----------------------------------------------------------------------------------------------------
     Series 1993 B, General Purpose RB(d)             5.00%     01/01/20       1,960        2,281,871
-----------------------------------------------------------------------------------------------------
     Series 2006 A, General Purpose RB                5.00%     11/15/35       2,000        1,900,820
-----------------------------------------------------------------------------------------------------
  TSASC, Inc.; Series 2006 1, Tobacco Settlement
     Asset-Backed RB                                  5.00%     06/01/26       2,500        1,806,950
=====================================================================================================
                                                                                           25,692,940
=====================================================================================================


NORTH CAROLINA-0.38%

  North Carolina (State of) Eastern Municipal
     Power Agency; Series 1993 A, Power System
     RB(d)                                            6.13%     01/01/10       1,500        1,574,670
-----------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance
     Agency; Series 1996 II, Single Family RB
     (CEP-FHA)                                        6.20%     03/01/16         155          153,869
-----------------------------------------------------------------------------------------------------
  North Carolina (State of) Municipal Power Agency
     (No. 1 Catawba Electric); Series 1990, RB(d)     6.50%     01/01/10         260          274,193
=====================================================================================================
                                                                                            2,002,732
=====================================================================================================


NORTH DAKOTA-0.43%

  North Dakota (State of) Board of Higher
     Education (North Dakota State University);
     Series 2007, Housing & Auxiliary Facilities
     RB (INS-Ambac Assurance Corp.)(a)                5.00%     04/01/24       1,160        1,177,783
-----------------------------------------------------------------------------------------------------
     Series 2007, Housing & Auxiliary Facilities
     RB (INS-Ambac Assurance Corp.)(a)                5.00%     04/01/27       1,085        1,070,917
=====================================================================================================
                                                                                            2,248,700
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
OHIO-3.21%

  Buckeye (City of) Tobacco Settlement Financing
     Authority;
     Series 2007 A-1, Sr. Asset-Backed RB             5.00%     06/01/17      $  585     $    522,095
-----------------------------------------------------------------------------------------------------
     Series 2007 A-2, Sr. Asset-Backed RB             5.38%     06/01/24       2,365        1,778,480
-----------------------------------------------------------------------------------------------------
     Series 2007 A-2, Sr. Asset-Backed RB             6.00%     06/01/42         900          540,927
-----------------------------------------------------------------------------------------------------
     Series 2007 A-2, Sr. Asset-Backed RB             5.88%     06/01/47       2,150        1,233,240
-----------------------------------------------------------------------------------------------------
  Cleveland (City of) Waterworks; Series 1993 G,
     Ref. First Mortgage RB (INS-MBIA Insurance
     Corp.)(a)                                        5.50%     01/01/21       3,300        3,827,637
-----------------------------------------------------------------------------------------------------
  Cuyahoga (County of); Series 2003 A, Ref. RB        5.50%     01/01/29       2,000        2,004,540
-----------------------------------------------------------------------------------------------------
  Montgomery (County of) (Grandview Hospital &
     Medical Center); Series 1997, Ref. RB(c)(d)      5.50%     12/01/09       1,000        1,035,850
-----------------------------------------------------------------------------------------------------
  Ohio (State of) Air Quality Development
     Authority (Columbus Southern Power Co.);
     Series 2007, RB (INS-MBIA Insurance
     Corp.)(a)(g)                                     5.10%     11/01/42       1,750        1,822,223
-----------------------------------------------------------------------------------------------------
  Plain (City of) Local School District;
     Series 2000, Unlimited Tax GO(c)(d)              6.00%     06/01/11         410          455,682
-----------------------------------------------------------------------------------------------------
     Series 2000, Unlimited Tax GO (INS-Financial
     Guaranty Insurance Co.)(a)                       6.00%     12/01/25          90           93,284
-----------------------------------------------------------------------------------------------------
  Reynoldsburg (City of) School District (School
     Facilities Construction & Improvement);
     Series 2008, Unlimited Tax GO                    5.00%     12/01/32       1,000          980,820
-----------------------------------------------------------------------------------------------------
  Stark (County of) Lake Ohio Local School
     District; Series 2000, Unlimited Tax GO(c)(d)    5.75%     12/01/10       2,500        2,722,775
=====================================================================================================
                                                                                           17,017,553
=====================================================================================================


OKLAHOMA-1.22%

  Jenks (City of) Aquarium Authority; Series 2000,
     First Mortgage RB(c)(d)                          6.00%     07/01/10         800          865,808
-----------------------------------------------------------------------------------------------------
  Mustang (City of) Improvement Authority; Series
     1999, Utility RB(c)(d)                           5.70%     10/01/09       1,500        1,581,915
-----------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (St. John Health System); Series
     1999, Ref. RB(c)(d)                              5.75%     02/15/09       1,255        1,269,583
-----------------------------------------------------------------------------------------------------
  Oklahoma City (City of) Airport Trust; 27th
     Series 2000 A, Jr. Lien RB(c)(d)                 5.13%     07/01/10       2,575        2,728,007
=====================================================================================================
                                                                                            6,445,313
=====================================================================================================


PENNSYLVANIA-2.00%

  Allegheny (County of) Higher Education Building
     Authority (Carnegie Mellon University);
     Series 2002, RB                                  5.25%     03/01/32       1,500        1,499,940
-----------------------------------------------------------------------------------------------------
  Allegheny (County of) Port Authority; Series
     1999, Special Transportation RB(c)(d)            6.13%     03/01/09       1,000        1,014,230
-----------------------------------------------------------------------------------------------------
  Lehigh (County of) General Purpose Authority
     (The Good Shepherd Group); Series 2007 A, RB
     (INS-Assured Guaranty Ltd.)(a)                   5.00%     11/01/37       3,500        2,567,915
-----------------------------------------------------------------------------------------------------
  Lycoming (County of) County Authority (Technical
     College); Series 2008, RB (INS-Assured
     Guaranty Ltd.)(a)                                5.50%     10/01/32       2,250        2,277,247
-----------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage IDR (LOC-HBOS PLC)(e)(f)      0.50%     07/01/38       1,110        1,110,000
-----------------------------------------------------------------------------------------------------
  Philadelphia (City of); Series 2009 B, Unlimited
     Tax GO (INS-Assured Guaranty Ltd.)(a)            7.00%     07/15/28       2,000        2,126,000
=====================================================================================================
                                                                                           10,595,332
=====================================================================================================


PUERTO RICO-0.38%

  Children's Trust Fund; Series 2000, Tobacco
     Settlement RB(c)(d)                              6.00%     07/01/10       1,000        1,066,530
-----------------------------------------------------------------------------------------------------
  Government Development Bank for Puerto Rico;
     Series 2006 C, Sr. Notes(g)                      5.25%     01/01/15       1,000          947,870
=====================================================================================================
                                                                                            2,014,400
=====================================================================================================


RHODE ISLAND-0.43%

  Providence (City of) Public Building Authority;
     Series 2000 A, RB(c)(d)                          5.75%     12/15/10       1,210        1,333,214
-----------------------------------------------------------------------------------------------------
  Rhode Island (State of) Student Loan Authority;
     Series 2008 A, Student Loan RB (CEP-Gtd.
     Student Loans)(g)                                6.00%     12/01/23       1,000          952,710
=====================================================================================================
                                                                                            2,285,924
=====================================================================================================


SOUTH CAROLINA-3.54%

  College of Charleston Academic and
     Administrative Facilities; Series 2007 D, RB
     (INS-XL Capital Assurance Inc.)(a)               4.63%     04/01/30       2,500        2,152,900
-----------------------------------------------------------------------------------------------------
  Greenwood (City of); Series 2007, Combined
     Public Utilities RB (INS-MBIA Insurance
     Corp.)(a)                                        4.50%     12/01/27       1,400        1,258,824
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

  Kershaw (County of) Public Schools Foundation
     (Kershaw County School District); Series
     2006, Installment Purchase RB (INS-CIFG
     Assurance North America, Inc.)(a)                5.00%     12/01/28      $3,500     $  3,212,650
-----------------------------------------------------------------------------------------------------
  Myrtle Beach (City of); Series 2004 A,
     Hospitality Fee RB (INS-Financial Guaranty
     Insurance Co.)(a)                                5.38%     06/01/24       1,150        1,138,673
-----------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Bon Secours Health);
     Series 2002 A, RB(c)(d)                          5.50%     11/15/12         460          526,456
-----------------------------------------------------------------------------------------------------
     Series 2002 B, RB                                5.50%     11/15/23       1,540        1,422,390
-----------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Palmetto Health
     Alliance);
     Series 2000 A, Hospital Facilities
     Improvement RB(c)(d)                             7.13%     12/15/10       1,000        1,127,020
-----------------------------------------------------------------------------------------------------
     Series 2003 A, Ref. Hospital Facilities RB       6.13%     08/01/23       1,500        1,334,145
-----------------------------------------------------------------------------------------------------
     Series 2003 A, Ref. Hospital Facilities RB       6.25%     08/01/31       1,000          855,540
-----------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank;
     Series 2001 A, RB(c)(d)                          5.00%     10/01/11       1,000        1,099,670
-----------------------------------------------------------------------------------------------------
     Series 2004 A, RB (INS-Ambac Assurance
     Corp.)(a)                                        5.25%     10/01/24       2,000        2,045,980
-----------------------------------------------------------------------------------------------------
  Spartanburg (City of); Series 2007 A, Ref.
     Waterworks RB (INS-Financial Security
     Assurance Inc.)(a)                               4.38%     06/01/28       1,855        1,644,420
-----------------------------------------------------------------------------------------------------
  Spartanburg (County of) Regional Health Services
     District; Series 2008 D, Ref. RB (INS-Assured
     Guaranty Ltd.)(a)                                4.50%     04/15/25       1,000          920,110
=====================================================================================================
                                                                                           18,738,778
=====================================================================================================


SOUTH DAKOTA-1.53%

  Aberdeen (City of) School District No. 6-1;
     Series 2000, Unlimited Tax GO(c)(d)              5.45%     01/01/11       3,940        4,264,301
-----------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority; Series 2008, Vocational
     Education RB (INS-Assured Guaranty Ltd.)(a)      5.50%     08/01/38       1,000          989,910
-----------------------------------------------------------------------------------------------------
  South Dakota (State of) Housing Development
     Authority; Series 2008 G, Homeownership
     Mortgage RB                                      6.00%     05/01/28         500          513,135
-----------------------------------------------------------------------------------------------------
  South Dakota (State of) State Building
     Authority; Series 2007, RB (INS-Financial
     Guaranty Insurance Co.)(a)                       4.50%     06/01/30       2,675        2,322,703
=====================================================================================================
                                                                                            8,090,049
=====================================================================================================


TENNESSEE-0.55%

  Robertson & Sumner (Counties of) White House
     Utility District; Series 2000, Water & Sewer
     RB(c)(d)                                         6.00%     01/01/10       1,000        1,050,060
-----------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facilities Board (Kirby Pines Retirement
     Community); Series 1997 A, Health Care
     Facilities RB                                    6.25%     11/15/16       1,000          863,520
-----------------------------------------------------------------------------------------------------
  Tennessee (State of) Energy Acquisition Corp.;
     Series 2006 A, Gas RB                            5.00%     09/01/16       1,200        1,011,720
=====================================================================================================
                                                                                            2,925,300
=====================================================================================================


TEXAS-19.71%

  Allen (City of) Independent School District;
     Series 2000, Unlimited Tax GO(c)(d)              5.95%     02/15/10         960        1,014,019
-----------------------------------------------------------------------------------------------------
     Series 2000, Unlimited Tax GO (CEP-Texas
     Permanent School Fund)                           5.95%     02/15/25         640          650,848
-----------------------------------------------------------------------------------------------------
  Austin (City of); Series 1999, Ref. Hotel
     Occupancy Tax Sub.-Lien RB(c)(d)                 5.80%     11/15/09       1,000        1,040,260
-----------------------------------------------------------------------------------------------------
  Beaumont (City of); Series 2008, Limited Tax GO
     Ctfs. (INS-Assured Guaranty Ltd.)(a)             5.00%     03/01/30       1,000          994,800
-----------------------------------------------------------------------------------------------------
  Brazos (County of) Harbor Industrial Development
     Corp. (Dow Chemical); Series 2008, Adjustable
     Environmental Facilities IDR(g)                  5.90%     05/01/38       1,000          663,810
-----------------------------------------------------------------------------------------------------
  Carroll (City of) Independent School District;
     Series 2001, Unlimited Tax GO(c)(d)              5.25%     02/15/11         955        1,034,771
-----------------------------------------------------------------------------------------------------
  Cisco (City of) Junior College District; Series
     2002, Ref. Consolidated RB (INS-Ambac
     Assurance Corp.)(a)                              5.25%     07/01/26       1,000        1,011,440
-----------------------------------------------------------------------------------------------------
  Cleveland (City of) Independent School District;
     Series 2001, Unlimited Tax GO(c)(d)              5.13%     02/01/11       1,680        1,813,543
-----------------------------------------------------------------------------------------------------
  Comal (County of) Independent School District;
     Series 1999, Ref. Unlimited Tax GO(c)(d)         5.75%     08/01/09       1,000        1,026,150
-----------------------------------------------------------------------------------------------------
     Series 2001, Ref. School Building Unlimited
     Tax GO(c)(d)                                     5.25%     02/01/11       1,130        1,222,604
-----------------------------------------------------------------------------------------------------
     Series 2001, Ref. School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)         5.25%     02/01/28         870          878,996
-----------------------------------------------------------------------------------------------------
  Corpus Christi (City of) Independent School
     District; Series 2009, School Building
     Unlimited Tax GO                                 5.38%     08/15/30       2,000        1,998,700
-----------------------------------------------------------------------------------------------------
  Dallas (City of) Water Works and Sewer System;
     Series 2007, Ref. RB (INS-Ambac Assurance
     Corp.)(a)                                        4.50%     10/01/27       4,000        3,714,640
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Denton (City of) Utility System; Series 2000 A,
     RB(c)(d)                                         5.40%     12/01/10      $1,000     $  1,083,730
-----------------------------------------------------------------------------------------------------
  Galena Park (City of) Independent School
     District; Series 1996, Ref. Capital
     Appreciation Unlimited Tax GO (CEP-Texas
     Permanent School Fund)(b)                        5.89%     08/15/23       2,000          994,000
-----------------------------------------------------------------------------------------------------
  Grapevine (City of); Series 2000, Limited Tax
     General Obligation Ctfs.(c)(d)                   5.88%     08/15/10       1,610        1,734,807
-----------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Baylor College of Medicine);
     Series 2008 D, Ref. RB                           5.38%     11/15/28         800          762,032
-----------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Memorial Hermann Health Care); Series
     2001 A, Hospital RB(c)(d)                        6.38%     06/01/11         750          844,523
-----------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (St. Luke's Episcopal Hospital);
     Series 2001 A, RB(c)(d)                          5.38%     08/15/11       1,000        1,099,010
-----------------------------------------------------------------------------------------------------
     Series 2002, RB(c)(d)                            5.13%     08/15/12       1,000        1,124,190
-----------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Teco); Series 2008, Thermal Utilities
     RB (INS-Assured Guaranty Ltd.)(a)                5.00%     11/15/32       1,000          924,050
-----------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     1999 A, Hospital RB(d)                           5.25%     10/01/29       2,000        2,067,100
-----------------------------------------------------------------------------------------------------
  Harris (County of)-Houston (City of) Sports
     Authority; Series 2001 B, Ref. Jr. Lien RB
     (INS-MBIA Insurance Corp.)(a)                    5.25%     11/15/40       5,000        3,483,300
-----------------------------------------------------------------------------------------------------
  Harris (County of); Series 2002, Ref. Limited
     Tax GO(c)(d)                                     5.13%     08/15/12       2,000        2,263,140
-----------------------------------------------------------------------------------------------------
  Houston (City of) Airport System; Series 2000 B,
     Sub.-Lien RB(c)(d)                               5.50%     07/01/10       1,000        1,064,660
-----------------------------------------------------------------------------------------------------
  Katy (City of) Independent School District;
     Series 1999, Limited Tax GO(c)(d)                6.13%     02/15/09       1,500        1,502,640
-----------------------------------------------------------------------------------------------------
  Keller (City of) Independent School District;
     Series 2001, Ref. Unlimited Tax GO(c)(d)         5.25%     08/15/11       1,775        1,959,263
-----------------------------------------------------------------------------------------------------
  Laredo (City of) Community College District;
     Series 2002, Limited Tax GO(c)(d)                5.25%     08/01/12       1,000        1,134,410
-----------------------------------------------------------------------------------------------------
     Series 2002, Limited Tax GO(c)(d)                5.25%     08/01/12       1,000        1,134,410
-----------------------------------------------------------------------------------------------------
  Little Elm (City of) Independent School
     District;
     Series 1999, Unlimited Tax GO(c)(d)              6.00%     08/15/09       3,890        4,004,911
-----------------------------------------------------------------------------------------------------
     Series 2000, Unlimited Tax GO(c)(d)              6.13%     08/15/10         980        1,059,694
-----------------------------------------------------------------------------------------------------
  Nacogdoches (City of) Independent School
     District; Series 2001, Ref. Unlimited Tax
     GO(c)(d)                                         5.30%     02/15/11       2,480        2,689,634
-----------------------------------------------------------------------------------------------------
  North Texas Tollway Authority;
     Series 2008 A-AGC-1, Ref. First Tier System
     RB                                               5.63%     01/01/33       1,500        1,523,535
-----------------------------------------------------------------------------------------------------
     Series 2008 F, Ref. Second Tier RB               6.13%     01/01/31       1,000          956,440
-----------------------------------------------------------------------------------------------------
     Series 2008 K-1, Ref. First Tier System RB
     (INS-Assured Guaranty Ltd.)(a)                   5.75%     01/01/38       1,530        1,560,003
-----------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     1999 A, Unlimited Tax GO(c)(d)                   5.50%     08/15/09       1,000        1,026,890
-----------------------------------------------------------------------------------------------------
  Pasadena (City of); Series 2002, Limited Tax
     General Obligation Ctfs.(c)(d)                   5.25%     04/01/11       2,000        2,175,180
-----------------------------------------------------------------------------------------------------
  Pflugerville (City of) Independent School
     District; Series 2000, Unlimited Tax GO(c)(d)    5.50%     08/15/10       1,615        1,731,005
-----------------------------------------------------------------------------------------------------
  Pflugerville (City of);
     Series 2009, Limited Tax GO Ctfs.
     (INS-Assured Guaranty Ltd.)(a)                   5.30%     08/01/31         860          855,519
-----------------------------------------------------------------------------------------------------
     Series 2009, Limited Tax GO Ctfs.
     (INS-Assured Guaranty Ltd.)(a)                   5.38%     08/01/32         755          754,494
-----------------------------------------------------------------------------------------------------
  Pharr San Juan Alamo Independent School
     District; Series 2006, Ref. Unlimited Tax GO
     (CEP-Texas Permanent School Fund)                5.13%     02/01/24       1,010        1,057,369
-----------------------------------------------------------------------------------------------------
  Plano (City of); Series 2000, Limited Tax
     GO(c)(d)                                         5.88%     09/01/10         850          917,796
-----------------------------------------------------------------------------------------------------
  Richardson (City of);
     Series 2000, Hotel Occupancy Limited Tax
     General Obligation Ctfs.(c)(d)                   5.75%     02/15/10       2,000        2,108,440
-----------------------------------------------------------------------------------------------------
     Series 2001, Limited Tax General Obligation
     Ctfs.                                            5.00%     02/15/19       1,720        1,784,844
-----------------------------------------------------------------------------------------------------
  San Angelo (City of) Waterworks & Sewer System;
     Series 2001, Ref. & Improvement RB(d)            5.25%     04/01/19       1,000        1,046,860
-----------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1999, Unlimited Tax GO(c)(d)    5.50%     08/15/09       3,500        3,594,115
-----------------------------------------------------------------------------------------------------
  San Antonio (City of);
     Series 1999, Ref. Water RB(c)(d)                 5.88%     11/15/09       1,000        1,042,050
-----------------------------------------------------------------------------------------------------
     Series 2000 A, Limited Tax GO(c)(d)              5.38%     02/01/11       1,185        1,283,793
-----------------------------------------------------------------------------------------------------
  Schertz-Cibolo-Universal City Independent School
     District; Series 2001, Ref. & Building
     Unlimited Tax GO (CEP-Texas Permanent School
     Fund)                                            5.13%     08/01/25       1,535        1,557,733
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Southlake (City of); Series 2004, Ref. Limited
     Tax GO (INS-Ambac Assurance Corp.)(a)            5.20%     02/15/26      $1,000     $  1,027,380
-----------------------------------------------------------------------------------------------------
  Spring Branch Independent School District;
     Series 2000, Limited Tax GO(c)(d)                5.75%     02/01/10       5,000        5,260,900
-----------------------------------------------------------------------------------------------------
  Tarrant (County of) County Cultural Education
     Facilities Finance Corp. (Christus Health);
     Series 2008 A, Ref. RB (INS-Assured Guaranty
     Ltd.)(a)                                         6.25%     07/01/28       1,000        1,008,740
-----------------------------------------------------------------------------------------------------
  Texas (State of);
     Series 1999, Water Financial Assistance
     Unlimited Tax GO                                 5.50%     08/01/24       1,500        1,509,450
-----------------------------------------------------------------------------------------------------
     Series 2001 A, Ref. Water Development
     Unlimited Tax GO                                 5.25%     08/01/35       1,840        1,856,634
-----------------------------------------------------------------------------------------------------
  Texas City (City of) Independent School
     District; Series 2008, School Building
     Unlimited Tax GO (CEP-Texas Permanent School
     Fund)                                            4.50%     08/15/30       1,500        1,413,090
-----------------------------------------------------------------------------------------------------
  Texas Woman's University; Series 2008, Revenue
     Financing System RB                              5.13%     07/01/27       1,325        1,285,767
-----------------------------------------------------------------------------------------------------
  Town Center Improvement District;
     Series 2001, Sales & Hotel Occupancy Tax RB
     (INS-Financial Guaranty Insurance Co.)(a)        5.13%     03/01/21       2,500        2,530,525
-----------------------------------------------------------------------------------------------------
     Series 2001, Sales & Hotel Occupancy Tax RB
     (INS-Financial Guaranty Insurance Co.)(a)        5.13%     03/01/23       1,000        1,002,980
-----------------------------------------------------------------------------------------------------
     Series 2001, Sales & Hotel Occupancy Tax RB
     (INS-Financial Guaranty Insurance Co.)(a)        5.25%     03/01/27       2,800        2,751,784
-----------------------------------------------------------------------------------------------------
  United Independent School District; Series 2000,
     Unlimited Tax GO(d)                              5.13%     08/15/26       1,000        1,018,540
-----------------------------------------------------------------------------------------------------
  University of Houston; Series 2009, Ref. RB         5.00%     02/15/29       1,000          963,230
-----------------------------------------------------------------------------------------------------
  Waxahachie Independent School District;
     Series 2002, Ref. School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)         5.25%     08/15/26       3,400        3,472,522
-----------------------------------------------------------------------------------------------------
     Series 2002, Ref. School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)         5.38%     08/15/27       2,000        2,048,100
-----------------------------------------------------------------------------------------------------
     Series 2002, Ref. School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)         5.25%     08/15/30       2,890        2,928,148
-----------------------------------------------------------------------------------------------------
  Ysleta (City of) Independent School District
     Public Facility Corp.; Series 2001, Ref.
     Lease RB (INS-Ambac Assurance Corp.)(a)          5.38%     11/15/24       1,300        1,303,796
=====================================================================================================
                                                                                          104,351,737
=====================================================================================================


UTAH-0.31%

  Pleasant Grove (City of); Series 2008, Water RB
     (INS-Financial Security Assurance Inc.)(a)       5.25%     12/01/33         710          712,648
-----------------------------------------------------------------------------------------------------
  Washington City (City of); Series 2003, Sales
     Tax RB (INS-Ambac Assurance Corp.)(a)            5.00%     11/15/23         915          937,976
=====================================================================================================
                                                                                            1,650,624
=====================================================================================================


VERMONT-0.34%

  Vermont (State of) Educational & Health
     Buildings Financing Agency (Fletcher Allen
     Health Care);
     Series 2000 A, Hospital RB (INS-Ambac
     Assurance Corp.)(a)                              6.00%     12/01/23       1,000          999,900
-----------------------------------------------------------------------------------------------------
     Series 2004 B, RB (INS-Financial Security
     Assurance Inc.)(a)                               5.00%     12/01/34       1,000          815,950
=====================================================================================================
                                                                                            1,815,850
=====================================================================================================


VIRGINIA-2.25%

  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 1993,
     IDR (INS-Financial Security Assurance
     Inc.)(a)                                         5.25%     08/15/19       1,000        1,162,250
-----------------------------------------------------------------------------------------------------
  Fauquier (County of) Industrial Development
     Authority;
     Series 2002, Hospital IDR (INS-Radian Asset
     Assurance, Inc.)(a)                              5.50%     10/01/17         500          440,585
-----------------------------------------------------------------------------------------------------
     Series 2002, Hospital IDR (INS-Radian Asset
     Assurance, Inc.)(a)                              5.25%     10/01/31       1,000          715,070
-----------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Virginia United Methodist Homes);
     Series 2002 A, Ref. Residential Care
     Facilities RB                                    6.50%     06/01/22       2,000        1,709,020
-----------------------------------------------------------------------------------------------------
  King George (County of) Industrial Development
     Authority; Series 2004, Lease IDR
     (INS-Financial Security Assurance Inc.)(a)       5.00%     03/01/25       1,100        1,116,687
-----------------------------------------------------------------------------------------------------
  New River Valley Regional Jail Authority; Series
     2008, RB (INS-MBIA Insurance Corp.)(a)           4.50%     10/01/32       1,155          952,297
-----------------------------------------------------------------------------------------------------
  Norton (City of) Industrial Development
     Authority (Norton Community Hospital); Series
     2001, Ref. & Improvement Hospital IDR
     (INS-ACA Financial Guaranty Corp.)(a)            6.00%     12/01/22       1,000          779,330
-----------------------------------------------------------------------------------------------------
  Richmond (City of) Public Utilities; Series
     2004, RB (INS-Financial Security Assurance
     Inc.)(a)                                         5.00%     01/15/27       1,560        1,579,157
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM MUNICIPAL BOND FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Upper Occoquan Sewage Authority (Sewer
     Improvements); Series 2007, Regulated Sewer
     RB                                               4.50%     07/01/38      $1,000     $    863,710
-----------------------------------------------------------------------------------------------------
  Virginia (State of) Housing Development
     Authority; Series 2000 D, RB(g)                  5.70%     04/01/11       1,500        1,521,900
-----------------------------------------------------------------------------------------------------
  Virginia (State of) Public School Authority;
     Series 2008, School Financing RB                 6.00%     12/01/32       1,000        1,049,080
=====================================================================================================
                                                                                           11,889,086
=====================================================================================================


WASHINGTON-2.61%

  Everett (City of) Public Facilities District;
     Series 2007 A, Limited Sales Tax & Interlocal
     RB                                               5.00%     12/01/23       1,135        1,127,872
-----------------------------------------------------------------------------------------------------
  Klickitat (County of) Public Utility District
     No. 1;
     Series 2006 B, Ref. Electric RB
     (INS-Financial Guaranty Insurance Co.)(a)        5.00%     12/01/23       3,000        2,956,590
-----------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. Electric RB
     (INS-Financial Guaranty Insurance Co.)(a)        5.00%     12/01/24       2,000        1,934,040
-----------------------------------------------------------------------------------------------------
  Pierce (County of) White River School District
     No. 416; Series 2000, Unlimited Tax GO           5.35%     12/01/09       1,550        1,610,218
-----------------------------------------------------------------------------------------------------
  Port of Seattle; Series 2005 A, Ref.
     Intermediate Lien RB (INS-MBIA Insurance
     Corp.)(a)                                        5.00%     03/01/35       1,000          899,890
-----------------------------------------------------------------------------------------------------
  Renton (City of); Series 2006, Limited Tax GO
     (INS-MBIA Insurance Corp.)(a)                    5.00%     12/01/28       1,500        1,473,975
-----------------------------------------------------------------------------------------------------
  Skagit (County of) Public Hospital District No.
     001 (Skagit Valley Hospital);
     Series 2005, RB                                  5.38%     12/01/22         500          352,915
-----------------------------------------------------------------------------------------------------
     Series 2007, RB                                  5.63%     12/01/25       2,000        1,385,800
-----------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Providence Health System); Series
     2001 A, RB (INS-MBIA Insurance Corp.)(a)         5.25%     10/01/21       2,000        2,056,740
=====================================================================================================
                                                                                           13,798,040
=====================================================================================================


WISCONSIN-1.10%

  Adams-Friendship (Cities of) School District;
     Series 1996, Ref. Unlimited Tax GO (INS-Ambac
     Assurance Corp.)(a)                              6.50%     04/01/15       1,340        1,655,329
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Sinai Samaritan Medical
     Center Inc.); Series 1996, RB (INS-MBIA
     Insurance Corp.)(a)                              5.75%     08/15/16       1,525        1,525,046
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of); Series 2000 C, Unlimited
     Tax GO(c)(d)                                     5.50%     05/01/10       2,500        2,642,600
=====================================================================================================
                                                                                            5,822,975
=====================================================================================================
TOTAL INVESTMENTS-99.92% (Cost $531,742,930)(h)                                           529,106,010
=====================================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                                           448,548
=====================================================================================================
NET ASSETS-100.00%                                                                       $529,554,558
_____________________________________________________________________________________________________
=====================================================================================================




Investment Abbreviations:

CEP    - Credit Enhancement Provider
COP    - Certificates of Participation
Ctfs.  - Certificates
FHA    - Federal Housing Administration
GNMA   - Government National Mortgage Association
GO     - General Obligation Bonds
Gtd.   - Guaranteed
IDR    - Industrial Development Revenue Bonds
INS    - Insurer
Jr.    - Junior
LOC    - Letter of Credit
MFH    - Multi-Family Housing
PCR    - Pollution Control Revenue Bonds
RB     - Revenue Bonds
Ref    - Refunding
Sr.    - Senior
Sub.   - Subordinate
TAN    - Tax Anticipation Notes
VRD    - Variable Rate Demand
Wts.   - Warrants




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM MUNICIPAL BOND FUND

Notes to Schedule of Investments:

(a) Principal and/or interest payments are secured by the bond insurance company listed.
(b) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)   Security is considered a cash equivalent.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.
(g)   Security subject to the alternative minimum tax.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     MBIA Insurance Corp.                                                                  14.12%
     ---------------------------------------------------------------------------------------------
     Financial Guaranty Insurance Co.                                                      12.79
     ---------------------------------------------------------------------------------------------
     Financial Security Assurance Inc.                                                     11.41
     ---------------------------------------------------------------------------------------------
     Ambac Assurance Corp.                                                                  9.72
     _____________________________________________________________________________________________
     =============================================================================================



PORTFOLIO COMPOSITION

By credit quality rating, based on Net Assets as of January 31, 2009



-------------------------------------------------------------------------
AAA                                                                  51.6%
-------------------------------------------------------------------------
AA                                                                   27.4
-------------------------------------------------------------------------
A                                                                    13.7
-------------------------------------------------------------------------
BBB                                                                   4.4
-------------------------------------------------------------------------
BB                                                                    0.4
-------------------------------------------------------------------------
B                                                                     0.6
-------------------------------------------------------------------------
N/R                                                                   1.9
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $531,742,930)                           $529,106,010
------------------------------------------------------
Receivables for:
  Investments sold                           3,223,595
------------------------------------------------------
  Fund shares sold                           1,166,798
------------------------------------------------------
  Interest                                   7,585,466
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             65,534
------------------------------------------------------
Other assets                                    54,924
======================================================
     Total assets                          541,202,327
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      8,743,319
------------------------------------------------------
  Fund shares reacquired                     1,978,795
------------------------------------------------------
  Dividends                                    592,748
------------------------------------------------------
  Accrued fees to affiliates                   160,846
------------------------------------------------------
  Accrued other operating expenses              50,145
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                             121,916
======================================================
     Total liabilities                      11,647,769
======================================================
Net assets applicable to shares
  outstanding                             $529,554,558
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $535,096,902
------------------------------------------------------
Undistributed net investment income            183,676
------------------------------------------------------
Undistributed net realized gain (loss)      (3,089,100)
------------------------------------------------------
Unrealized appreciation (depreciation)      (2,636,920)
======================================================
                                          $529,554,558
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $348,058,274
______________________________________________________
======================================================
Class B                                   $ 16,710,825
______________________________________________________
======================================================
Class C                                   $ 26,830,164
______________________________________________________
======================================================
Class Y                                   $ 14,555,830
______________________________________________________
======================================================
Investor Class                            $123,399,465
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     46,321,054
______________________________________________________
======================================================
Class B                                      2,220,123
______________________________________________________
======================================================
Class C                                      3,573,087
______________________________________________________
======================================================
Class Y                                      1,937,291
______________________________________________________
======================================================
Investor Class                              16,410,635
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       7.51
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.51 divided
       by 95.25%)                         $       7.88
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $       7.53
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       7.51
______________________________________________________
======================================================
Class Y:
  Net asset value and offering price
     per share                            $       7.51
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price
     per share                            $       7.52
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $ 14,397,874
================================================================================================


EXPENSES:

Advisory fees                                                                          1,160,708
------------------------------------------------------------------------------------------------
Administrative services fees                                                              79,724
------------------------------------------------------------------------------------------------
Custodian fees                                                                            10,244
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                448,892
------------------------------------------------------------------------------------------------
  Class B                                                                                 93,579
------------------------------------------------------------------------------------------------
  Class C                                                                                111,099
------------------------------------------------------------------------------------------------
  Investor Class                                                                         109,434
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      184,990
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 16,413
------------------------------------------------------------------------------------------------
Other                                                                                    155,563
================================================================================================
     Total expenses                                                                    2,370,646
================================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                               (2,887)
================================================================================================
     Net expenses                                                                      2,367,759
================================================================================================
Net investment income                                                                 12,030,115
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities                                   (1,858,482)
------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment securities        (17,206,511)
------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                              (19,064,993)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $ (7,034,878)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                             JANUARY 31,      JULY 31,
                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $ 12,030,115    $ 23,789,378
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (1,858,482)     (1,163,836)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (17,206,511)    (11,242,395)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (7,034,878)     11,383,147
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (8,133,687)    (16,234,801)
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (354,558)       (871,825)
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (420,537)       (633,474)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                       (221,719)             --
--------------------------------------------------------------------------------------------------------
  Investor Class                                                              (2,891,762)     (5,886,447)
========================================================================================================
     Total distributions from net investment income                          (12,022,263)    (23,626,547)
========================================================================================================
Share transactions-net:
  Class A                                                                    (24,932,084)     23,281,052
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (3,359,735)     (7,825,952)
--------------------------------------------------------------------------------------------------------
  Class C                                                                      7,131,052       5,853,792
--------------------------------------------------------------------------------------------------------
  Class Y                                                                     14,454,158              --
--------------------------------------------------------------------------------------------------------
  Investor Class                                                              (2,500,169)     (6,074,225)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (9,206,778)     15,234,667
========================================================================================================
     Net increase (decrease) in net assets                                   (28,263,919)      2,991,267
========================================================================================================


NET ASSETS:

  Beginning of period                                                        557,818,477     554,827,210
========================================================================================================
  End of period (includes undistributed net investment income of $183,676
     and $175,824, respectively)                                            $529,554,558    $557,818,477
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.


22        AIM MUNICIPAL BOND FUND

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

        The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective March 4, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.57%, 1.32%, 1.32%, 0.32% and 0.57% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $318.


23        AIM MUNICIPAL BOND FUND

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of the each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $28,782 in front-end sales commissions from the sale of Class A shares and $6,991, $15,707 and $2,436 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $         --
--------------------------------------
Level 2                   529,106,010
--------------------------------------
Level 3                            --
======================================
                         $529,106,010
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,569.


24        AIM MUNICIPAL BOND FUND

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $2,418 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                        $582,042
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $66,331,875 and $74,099,490, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 23,037,598
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (25,773,924)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (2,736,326)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $531,842,336.




25        AIM MUNICIPAL BOND FUND

NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JANUARY 31, 2009                   JULY 31, 2008
                                                            ----------------------------     ----------------------------
                                                               SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     7,908,799     $ 58,671,239      13,233,915     $105,104,857
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       327,725        2,446,619       1,092,272        8,765,045
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,343,156        9,914,297       1,486,644       11,774,529
-------------------------------------------------------------------------------------------------------------------------
  Class Y(a)                                                  1,947,183       14,527,481              --               --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                425,374        3,165,597         515,283        4,085,506
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       790,253        5,893,027       1,441,014       11,349,378
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        26,716          199,574          64,925          512,289
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        39,981          298,013          54,588          429,451
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         2,810           20,734              --               --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                276,901        2,067,646         543,345        4,285,895
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       368,641        2,770,469         816,574        6,447,935
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (368,053)      (2,770,469)       (815,279)      (6,447,935)
=========================================================================================================================
Reacquired:
  Class A(a)                                                (12,427,926)     (92,266,819)    (12,604,281)     (99,621,118)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (435,666)      (3,235,459)     (1,346,402)     (10,655,351)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (419,739)      (3,081,258)       (803,139)      (6,350,188)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (12,702)         (94,057)             --               --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                          (1,036,088)      (7,733,412)     (1,823,520)     (14,445,626)
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in share activity                  (1,242,635)    $ (9,206,778)      1,855,939     $ 15,234,667
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES           AMOUNT
     ------------------------------------------------------------------------------------------------------
     Class Y                                                                    1,919,936      $ 14,322,721
     ------------------------------------------------------------------------------------------------------
     Class A                                                                   (1,904,631)      (14,208,544)
     ------------------------------------------------------------------------------------------------------
     Investor Class                                                               (15,285)         (114,177)
     ______________________________________________________________________________________________________
     ======================================================================================================





26        AIM MUNICIPAL BOND FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         NET GAINS
                                                        (LOSSES) ON
                                NET ASSET               SECURITIES                DIVIDENDS
                                  VALUE,       NET         (BOTH     TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                                BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                                OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09         $7.78       $0.17(c)    $(0.27)      $(0.10)     $(0.17)      $7.51      (1.23)%     $348,058
Year ended 07/31/08                7.94        0.34(c)     (0.17)        0.17       (0.33)       7.78       2.23        386,383
Year ended 07/31/07                7.99        0.34        (0.05)        0.29       (0.34)       7.94       3.62        371,585
Year ended 07/31/06                8.16        0.35        (0.16)        0.19       (0.36)       7.99       2.34        324,531
Year ended 07/31/05                8.01        0.36         0.16         0.52       (0.37)       8.16       6.55        263,013
Year ended 07/31/04                7.96        0.37         0.04         0.41       (0.36)       8.01       5.19        282,430
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09          7.79        0.14(c)     (0.26)       (0.12)      (0.14)       7.53      (1.47)        16,711
Year ended 07/31/08                7.95        0.28(c)     (0.16)        0.12       (0.28)       7.79       1.46         20,797
Year ended 07/31/07                8.00        0.28        (0.05)        0.23       (0.28)       7.95       2.85         29,224
Year ended 07/31/06                8.17        0.29        (0.16)        0.13       (0.30)       8.00       1.58         40,352
Year ended 07/31/05                8.02        0.30         0.16         0.46       (0.31)       8.17       5.76         55,112
Year ended 07/31/04                7.98        0.31         0.03         0.34       (0.30)       8.02       4.28         69,956
----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09          7.77        0.14(c)     (0.26)       (0.12)      (0.14)       7.51      (1.48)        26,830
Year ended 07/31/08                7.94        0.28(c)     (0.18)        0.10       (0.27)       7.77       1.33         20,283
Year ended 07/31/07                7.98        0.28        (0.04)        0.24       (0.28)       7.94       2.98         14,853
Year ended 07/31/06                8.16        0.29        (0.17)        0.12       (0.30)       7.98       1.45         17,887
Year ended 07/31/05                8.00        0.30         0.17         0.47       (0.31)       8.16       5.90         19,084
Year ended 07/31/04                7.96        0.31         0.03         0.34       (0.30)       8.00       4.29         21,391
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 01/31/09(e)       7.46        0.12(c)      0.05         0.17       (0.12)       7.51       2.25         14,556
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09          7.79        0.17(c)     (0.27)       (0.10)      (0.17)       7.52      (1.17)       123,399
Year ended 07/31/08                7.95        0.35(c)     (0.17)        0.18       (0.34)       7.79       2.35        130,356
Year ended 07/31/07                7.99        0.35        (0.04)        0.31       (0.35)       7.95       3.88        139,164
Year ended 07/31/06                8.17        0.36        (0.17)        0.19       (0.37)       7.99       2.35        147,982
Year ended 07/31/05                8.02        0.37         0.16         0.53       (0.38)       8.17       6.70        160,879
Year ended 07/31/04(e)             8.16        0.32        (0.16)        0.16       (0.30)       8.02       2.03        167,571
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                                                     RATIO OF
                                    RATIO OF         EXPENSES
                                    EXPENSES      TO AVERAGE NET
                                   TO AVERAGE     ASSETS WITHOUT  RATIO OF NET
                                   NET ASSETS       FEE WAIVERS    INVESTMENT
                                WITH FEE WAIVERS      AND/OR        INCOME TO
                                 AND/OR EXPENSES     EXPENSES      AVERAGE NET   PORTFOLIO
                                    ABSORBED         ABSORBED        ASSETS     TURNOVER(b)
-------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09             0.85%(d)         0.85%(d)       4.50%(d)       13%
Year ended 07/31/08                   0.84             0.84           4.25           29
Year ended 07/31/07                   0.84             0.84           4.19           23
Year ended 07/31/06                   0.86             0.86           4.36           19
Year ended 07/31/05                   0.84             0.85           4.46            7
Year ended 07/31/04                   0.85             0.86           4.53           14
-------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09             1.60(d)          1.60(d)        3.75(d)        13
Year ended 07/31/08                   1.59             1.59           3.50           29
Year ended 07/31/07                   1.59             1.59           3.44           23
Year ended 07/31/06                   1.61             1.61           3.61           19
Year ended 07/31/05                   1.59             1.60           3.71            7
Year ended 07/31/04                   1.60             1.61           3.78           14
-------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09             1.60(d)          1.60(d)        3.75(d)        13
Year ended 07/31/08                   1.59             1.59           3.50           29
Year ended 07/31/07                   1.59             1.59           3.44           23
Year ended 07/31/06                   1.61             1.61           3.61           19
Year ended 07/31/05                   1.59             1.60           3.71            7
Year ended 07/31/04                   1.60             1.61           3.78           14
-------------------------------------------------------------------------------------------
CLASS Y
Six months ended 01/31/09(e)          0.61(d)          0.61(d)        4.74(d)        13
-------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09             0.78(d)          0.78(d)        4.57(d)        13
Year ended 07/31/08                   0.72             0.72           4.37           29
Year ended 07/31/07                   0.71             0.71           4.32           23
Year ended 07/31/06                   0.72             0.72           4.50           19
Year ended 07/31/05                   0.74             0.75           4.56            7
Year ended 07/31/04(e)                0.65(f)          0.72(f)        4.73(f)        14
___________________________________________________________________________________________
===========================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $356,187, $18,563, $22,039, $14,117 and $123,441 for Class A, Class B,
     Class C, Class Y and Investor Class shares, respectively.
(e) Commencement date of Class Y and Investor Class shares was October 3, 2008 and September 30, 2003, respectively.
(f)  Annualized.


27        AIM MUNICIPAL BOND FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


28        AIM MUNICIPAL BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)  PERIOD(2,3)    (01/31/09)   PERIOD(2,4)   RATIO(5)
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $  987.70       $4.26       $1,020.92       $4.33        0.85%
---------------------------------------------------------------------------------------------------
        B            1,000.00         985.30        8.01        1,017.14        8.13        1.60
---------------------------------------------------------------------------------------------------
        C            1,000.00         985.20        8.01        1,017.14        8.13        1.60
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,022.50        2.04        1,022.13        3.11        0.61
---------------------------------------------------------------------------------------------------
    Investor         1,000.00         988.30        3.91        1,021.27        3.97        0.78
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008 through January 31, 2009 for the Y Class shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by
     184/365 to reflect the most recent fiscal half year. For the Y Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Y Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.86, $6.61, $6.61, $1.07 and $2.51 for the Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(4) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by
     184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Y Class shares of the Fund and other funds because such data is based on a full six month period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $2.91, $6.72, $6.72, $1.63 and $2.55 for the Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(5) Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class A, Class B, Class C, Class Y and Investor Class shares to 0.57%, 1.32%, 1.32%, 0.32% and 0.57% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.57%, 1.32%, 1.32%, 0.32% and 0.50% for the Class A, Class B, Class C,
    Class Y and Investor Class shares, respectively.


29        AIM MUNICIPAL BOND FUND

[GO PAPERLESS GRAPHIC]

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Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-     ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to
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This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.


[INVESCO AIM LOGO]
 - SERVICE MARK -

                    invescoaim.com    MBD-SAR-1   Invesco Aim Distributors, Inc.

[Invesco Aim Logo]          AIM REAL ESTATE FUND
 --service mark--           Semiannual Report to Shareholders o January 31, 2009


                               [MOUNTAIN GRAPHIC]

2    Fund Performance
4    Letters to Shareholders
5    Schedule of Investments
8    Financial Statements
11   Notes to Financial Statements
17   Financial Highlights
19   Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

===============================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                          -45.96%
Class B Shares                                                          -46.19
Class C Shares                                                          -46.15
Class R Shares                                                          -46.07
Class Y Shares*                                                         -45.93
Investor Class Shares                                                   -46.00
S&P 500 lndex(triangle) (Broad Market lndex)                            -33.96
FTSE NAREIT Equity REITs lndex(triangle) (Style-Specific Index)         -48.38
Lipper Real Estate Funds lndex(triangle) (Peer Group Index)             -48.54

(triangle)Lipper Inc.

*Share class incepted during the reporting period. A detailed explanation follows later in this report.

The S&P 500--registered trademark-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.
   The FTSE NAREIT EQUITY REITS INDEX is a market-cap weighted index of all equity REITs traded on the New York Stock Exchange, NASDAQ National Market
System and the American Stock Exchange. FTSE--trademark-- is a trade mark of
London Stock Exchange PLC and The Financial Times Limited,
NAREIT--registered trademark-- is a trademark of the National Association of
Real Estate Investment Trusts--registered trademark-- ("NAREIT"), and both are used by FTSE under license. The FTSE NAREIT Equity REITs Index is calculated by
FTSE. All rights in the Indices vest in FTSE and NAREIT. Neither FTSE nor
NAREIT accept any liability for any errors or omissions in the FTSE Indices or underlying data.
   The LIPPER REAL ESTATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Real Estate Funds category. These funds primarily invest their equity portfolio in securities of domestic companies engaged in the real estate industry.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
===============================================================================


2 AIM REAL ESTATE FUND

======================================   ======================================
AVERAGE ANNUAL TOTAL RETURNS             AVERAGE ANNUAL TOTAL RETURNS             NOT REFLECT DEDUCTION OF TAXES A
As of 1/31/09, including maximum         As of 12/31/08, the most recent          SHAREHOLDER WOULD PAY ON FUND
applicable sales charges                 calendar quarter-end, including          DISTRIBUTIONS OR SALE OF FUND SHARES.
                                         maximum applicable sales charges         INVESTMENT RETURN AND PRINCIPAL VALUE
                                                                                  WILL FLUCTUATE SO THAT YOU MAY HAVE A
CLASS A SHARES                           CLASS A SHARES                           GAIN OR LOSS WHEN YOU SELL SHARES.
Inception (12/31/96)             4.85%   Inception (12/31/96)             6.39%      THE TOTAL ANNUAL FUND OPERATING
10 Years                         7.02    10 Years                         8.52    EXPENSE RATIO SET FORTH IN THE MOST
 5 Years                        -2.52     5 Years                         1.59    RECENT FUND PROSPECTUS AS OF THE DATE
 1 Year                        -49.23     1 Year                        -39.90    OF THIS REPORT FOR CLASS A, CLASS B,
                                                                                  CLASS C, CLASS R, CLASS Y AND INVESTOR
CLASS B SHARES                           CLASS B SHARES                           CLASS SHARES WAS 1.30%, 2.05%, 2.05%,
Inception (3/3/98)               3.91%   Inception (3/3/98)               5.59%   1.55%, 1.05% AND 1.30%, RESPECTIVELY.
10 Years                         7.05    10 Years                         8.54    THE EXPENSE RATIOS PRESENTED ABOVE MAY
 5 Years                        -2.38     5 Years                         1.73    VARY FROM THE EXPENSE RATIOS PRESENTED
 1 Year                        -49.31     1 Year                        -40.01    IN OTHER SECTIONS OF THIS REPORT THAT
                                                                                  ARE BASED ON EXPENSES INCURRED DURING
CLASS C SHARES                           CLASS C SHARES                           THE PERIOD COVERED BY THIS REPORT.
Inception (5/1/95)               7.08%   Inception (5/1/95)               8.48%      CLASS A SHARE PERFORMANCE REFLECTS
10 Years                         6.88    10 Years                         8.38    THE MAXIMUM 5.50% SALES CHARGE, AND
 5 Years                        -2.11     5 Years                         2.00    CLASS B AND CLASS C SHARE PERFORMANCE
 1 Year                        -47.19     1 Year                        -37.52    REFLECTS THE APPLICABLE CONTINGENT
                                                                                  DEFERRED SALES CHARGE (CDSC) FOR THE
CLASS R SHARES                           CLASS R SHARES                           PERIOD INVOLVED. THE CDSC ON CLASS B
10 Years                         7.43%   10 Years                         8.94%   SHARES DECLINES FROM 5% BEGINNING AT
 5 Years                        -1.63     5 Years                         2.52    THE TIME OF PURCHASE TO 0% AT THE
 1 Year                        -46.45     1 Year                        -36.60    BEGINNING OF THE SEVENTH YEAR. THE
                                                                                  CDSC ON CLASS C SHARES IS 1% FOR THE
CLASS Y SHARES                           CLASS Y SHARES                           FIRST YEAR AFTER PURCHASE. CLASS R
10 Years                         7.64%   10 Years                         9.14%   SHARES DO NOT HAVE A FRONT-END SALES
 5 Years                        -1.40     5 Years                         2.75    CHARGE; RETURNS SHOWN ARE AT NET ASSET
 1 Year                        -46.24     1 Year                        -36.37    VALUE AND DO NOT REFLECT A 0.75% CDSC
                                                                                  THAT MAY BE IMPOSED ON A TOTAL
INVESTOR CLASS SHARES                    INVESTOR CLASS SHARES                    REDEMPTION OF RETIREMENT PLAN ASSETS
10 Years                         7.65%   10 Years                         9.15%   WITHIN THE FIRST YEAR. CLASS Y SHARES
 5 Years                        -1.38     5 Years                         2.77    AND INVESTOR CLASS SHARES DO NOT HAVE
 1 Year                        -46.31     1 Year                        -36.43    A FRONT-END SALES CHARGE OR A CDSC;
======================================   ======================================   THEREFORE, PERFORMANCE IS AT NET ASSET
                                                                                  VALUE.
CLASS R SHARES' INCEPTION DATE IS           INVESTOR CLASS SHARES' INCEPTION         THE PERFORMANCE OF THE FUND'S SHARE
APRIL 30, 2004. RETURNS SINCE THAT       DATE IS SEPTEMBER 30, 2003. RETURNS      CLASSES WILL DIFFER PRIMARILY DUE TO
DATE ARE HISTORICAL RETURNS. ALL OTHER   SINCE THAT DATE ARE HISTORICAL           DIFFERENT SALES CHARGE STRUCTURES AND
RETURNS ARE BLENDED RETURNS OF           RETURNS. ALL OTHER RETURNS ARE BLENDED   CLASS EXPENSES.
HISTORICAL CLASS R SHARE PERFORMANCE     RETURNS OF HISTORICAL INVESTOR CLASS        HAD THE ADVISOR NOT WAIVED FEES
AND RESTATED CLASS A SHARE PERFORMANCE   SHARE PERFORMANCE AND RESTATED CLASS A   AND/OR REIMBURSED EXPENSES IN THE PAST,
(FOR PERIODS PRIOR TO THE INCEPTION      SHARE PERFORMANCE (FOR PERIODS PRIOR     PERFORMANCE WOULD HAVE BEEN LOWER.
DATE OF CLASS R SHARES) AT NET ASSET     TO THE INCEPTION DATE OF INVESTOR
VALUE, ADJUSTED TO REFLECT THE HIGHER    CLASS SHARES) AT NET ASSET VALUE,
RULE 12B-1 FEES APPLICABLE TO CLASS R    WHICH RESTATED PERFORMANCE WILL
SHARES. CLASS A SHARES' INCEPTION DATE   REFLECT THE RULE 12B-1 FEES APPLICABLE
IS DECEMBER 31, 1996.                    TO CLASS A SHARES FOR THE PERIOD USING
   CLASS Y SHARES' INCEPTION DATE IS     BLENDED RETURNS. CLASS A SHARES'
OCTOBER 3, 2008; RETURNS SINCE THAT      INCEPTION DATE IS DECEMBER 31, 1996.
DATE ARE ACTUAL RETURNS. ALL OTHER          THE PERFORMANCE DATA QUOTED
RETURNS ARE BLENDED RETURNS OF ACTUAL    REPRESENT PAST PERFORMANCE AND CANNOT
CLASS Y SHARE PERFORMANCE AND RESTATED   GUARANTEE COMPARABLE FUTURE RESULTS;
CLASS A SHARE PERFORMANCE (FOR PERIODS   CURRENT PERFORMANCE MAY BE LOWER OR
PRIOR TO THE INCEPTION DATE OF CLASS Y   HIGHER. PLEASE VISIT INVESCOAIM.COM
SHARES) AT NET ASSET VALUE. THE          FOR THE MOST RECENT MONTH-END
RESTATED CLASS A SHARE PERFORMANCE       PERFORMANCE. PERFORMANCE FIGURES
REFLECTS THE RULE 12B-1 FEES             REFLECT REINVESTED DISTRIBUTIONS,
APPLICABLE TO CLASS A SHARES AS WELL     CHANGES IN NET ASSET VALUE AND THE
AS ANY FEE WAIVERS OR EXPENSE            EFFECT OF THE MAXIMUM SALES CHARGE
REIMBURSEMENTS RECEIVED BY CLASS A       UNLESS OTHERWISE STATED. PERFORMANCE
SHARES. CLASS A SHARES' INCEPTION DATE   FIGURES DO
IS DECEMBER 31, 1996.


3 AIM REAL ESTATE FUND

                            Dear Fellow Shareholders:
                            Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as
       [CROCKETT            sharply as they have recently, as mutual fund investors we can find some consolation in the
         PHOTO]             knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.
                               In addition, mutual funds generally are more diversified than other investments; as
     Bruce Crockett         shareholders we invest not in a single security but in a portfolio of multiple securities.
                            Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities.
                            To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold
Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate
Insight.
   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.
   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                            Dear Shareholders:
                            Calendar year 2008 was a painful one for investors, with major market indexes in the U.S.
                            and overseas declining sharply. Unfortunately, but as expected, that decline continued in
                            January 2009.
       [TAYLOR                 No one can predict when this difficult period might end. Problems that began in the
        PHOTO]              credit markets and the financials sector have now spread throughout the global economy. The
                            U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.
    Philip Taylor              In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the
                            U.S. Department of the Treasury and other federal agencies have taken - and seem likely to continue to take - extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.
   Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and
I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.
   In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.
   While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim


4 AIM REAL ESTATE FUND

SCHEDULE OF INVESTMENTS(A)

January 31, 2009
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
  INTERESTS-91.16%

APARTMENTS-16.22%

AvalonBay Communities, Inc.                               325,100    $  16,843,431
----------------------------------------------------------------------------------
BRE Properties, Inc.(b)                                   277,907        7,056,059
----------------------------------------------------------------------------------
Camden Property Trust(b)                                  695,654       18,337,439
----------------------------------------------------------------------------------
Equity Residential(b)                                   1,220,978       29,218,003
----------------------------------------------------------------------------------
Essex Property Trust, Inc.(b)                             219,816       14,518,847
----------------------------------------------------------------------------------
Home Properties, Inc.(b)                                  153,100        5,494,759
----------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                   366,644       10,830,664
==================================================================================
                                                                       102,299,202
==================================================================================


DIVERSIFIED-7.76%

Vornado Realty Trust                                      566,300       28,773,703
----------------------------------------------------------------------------------
Washington Real Estate Investment Trust(b)                848,684       20,207,166
==================================================================================
                                                                        48,980,869
==================================================================================


HEALTHCARE-19.12%

HCP, Inc.                                               1,028,500       24,005,190
----------------------------------------------------------------------------------
Health Care REIT, Inc.                                    571,482       21,607,735
----------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                        916,545       23,399,394
----------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                          463,459        6,780,405
----------------------------------------------------------------------------------
Senior Housing Properties Trust                         1,231,826       19,930,945
----------------------------------------------------------------------------------
Ventas, Inc.                                              892,936       24,886,126
==================================================================================
                                                                       120,609,795
==================================================================================


INDUSTRIAL-3.96%

AMB Property Corp.(b)(c)                                  231,500        3,731,780
----------------------------------------------------------------------------------
DCT Industrial Trust Inc.                               2,268,660        8,280,609
----------------------------------------------------------------------------------
EastGroup Properties, Inc.(b)                             108,100        3,284,078
----------------------------------------------------------------------------------
ProLogis(b)                                               970,573        9,715,436
==================================================================================
                                                                        25,011,903
==================================================================================


INDUSTRIAL/OFFICE-MIXED-1.95%

Liberty Property Trust                                    614,773       12,295,460
==================================================================================


OFFICE-8.73%

Alexandria Real Estate Equities, Inc.(b)                   95,412        5,661,748
----------------------------------------------------------------------------------
Boston Properties, Inc.                                   639,634       27,696,152
----------------------------------------------------------------------------------
Highwoods Properties, Inc.                                284,700        6,422,832
----------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                    434,200        8,822,944
----------------------------------------------------------------------------------
SL Green Realty Corp.(b)                                  410,000        6,441,100
==================================================================================
                                                                        55,044,776
==================================================================================


LODGING-RESORTS-2.31%

Host Hotels & Resorts Inc.(b)                           2,711,713       14,589,016
==================================================================================


REGIONAL MALLS-7.70%

Macerich Co. (The)(b)                                     350,570        5,167,402
----------------------------------------------------------------------------------
Simon Property Group, Inc.                              1,009,400       43,384,012
==================================================================================
                                                                        48,551,414
==================================================================================


SELF STORAGE FACILITIES-5.10%

Public Storage                                            502,700       31,102,049
----------------------------------------------------------------------------------
Sovran Self Storage, Inc.                                  42,000        1,092,000
==================================================================================
                                                                        32,194,049
==================================================================================


SHOPPING CENTERS-8.85%

Acadia Realty Trust(b)                                    266,530        3,110,405
----------------------------------------------------------------------------------
Federal Realty Investment Trust(b)                        558,400       28,271,792
----------------------------------------------------------------------------------
Kimco Realty Corp.,(b)                                    952,120       13,691,486
----------------------------------------------------------------------------------
Regency Centers Corp.                                     119,200        4,207,760
----------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.(b)                    216,100        6,547,830
==================================================================================
                                                                        55,829,273
==================================================================================


SPECIALTY PROPERTIES-9.46%

Digital Realty Trust, Inc.(b)                             788,517       25,153,692
----------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                               521,368       16,042,493
----------------------------------------------------------------------------------
Rayonier Inc.                                             627,700       18,479,488
==================================================================================
                                                                        59,675,673
==================================================================================
     Total Real Estate Investment Trusts, Common
       Stocks & Other Equity Interests (Cost
       $757,168,295)                                                   575,081,430
==================================================================================



PREFERRED STOCKS-2.38%

APARTMENTS-0.38%

BRE Properties, Inc., Series C, 6.75% Pfd.                 84,600        1,378,980
----------------------------------------------------------------------------------
Equity Residential, Series N, 6.48% Pfd.(b)                51,000        1,035,300
==================================================================================
                                                                         2,414,280
==================================================================================


INDUSTRIAL/OFFICE-MIXED-0.45%

PS Business Parks, Inc., Series P, 6.70% Pfd.             171,900        2,810,565
==================================================================================


REGIONAL MALLS-0.14%

Realty Income Corp., Series E, 6.75% Pfd.(b)               49,400          913,900
==================================================================================


SELF STORAGE FACILITIES-0.95%

Public Storage,
  Series L, 6.75% Pfd.                                    135,700        2,632,580
----------------------------------------------------------------------------------
  Series M, 6.63% Pfd.(b)                                 168,400        3,368,000
==================================================================================
                                                                         6,000,580
==================================================================================


SHOPPING CENTERS-0.46%

Kimco Realty Corp., Series G, 7.75% Pfd.                  160,600        2,890,800
----------------------------------------------------------------------------------
     Total Preferred Stocks (Cost $18,270,725)                          15,030,125
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM REAL ESTATE FUND

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-2.05%

COLLATERALIZED MORTGAGE OBLIGATIONS-2.05%

Bear Stearns Commercial Mortgage Securities,
  Series 2004-PWR6, Class A4, Pass Through Ctfs.,
  4.52%, 11/11/41                                    $  1,500,000    $   1,378,900
----------------------------------------------------------------------------------
  Series 2004-PWR6, Class A6, Pass Through Ctfs.,
  4.83%, 11/11/41                                         400,000          345,666
----------------------------------------------------------------------------------
  Series 2006-T24, Class A2, Pass Through Ctfs.,
  5.48%, 10/12/41                                       3,790,000        3,210,720
----------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
  Corp., Series 2001-SPGA, Class A2, Pass Through
  Ctfs., 6.52%, 08/13/18(d)                             3,900,000        3,731,138
----------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Series 1998-CG1,
  Class B4, Floating Rate Pass Through Ctfs.,
  7.14%, 06/10/31(d)(e)                                 1,350,000        1,092,375
----------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
  Class AJ, Pass Through Ctfs., 5.14%, 07/12/38         4,950,000        2,424,922
----------------------------------------------------------------------------------
Morgan Stanley Capital I,
  Series 2005-HQ7, Class AJ, Pass Through Ctfs.,
  5.21%, 11/14/42                                         720,000          382,945
----------------------------------------------------------------------------------
  Series 2006-IQ11, Class B, Floating Rate Pass
  Through Ctfs., 5.78%, 10/15/42(e)                     1,900,000          377,696
----------------------------------------------------------------------------------
     Total Asset-Backed Securities (Cost
       $16,381,570)                                                     12,944,362
==================================================================================



BONDS & NOTES-0.97%

APARTMENTS-0.30%

Camden Property Trust, Sr. Unsec. Notes, 7.63%,
  02/15/11(b)                                           2,160,000        1,924,151
==================================================================================


HEALTHCARE-0.12%

Nationwide Health Properties, Inc., Unsec. Notes,
  6.25%, 02/01/13                                         900,000          744,738
==================================================================================


INDUSTRIAL/OFFICE-MIXED-0.26%

Liberty Property, L.P., Sr. Unsec. Notes, 7.25%,
  03/15/11                                              1,824,000        1,627,866
==================================================================================


OFFICE-0.11%

Mack-Cali Realty, L.P., Sr. Unsec. Notes, 5.05%,
  04/15/10                                                770,000          705,842
==================================================================================


SHOPPING CENTERS-0.18%

Federal Realty Investments Trust, Sr. Unsec.
  Notes, 5.40%, 12/01/13                                1,409,000        1,108,155
----------------------------------------------------------------------------------
     Total Bonds & Notes (Cost $6,205,870)                               6,110,752
==================================================================================


                                                        SHARES

MONEY MARKET FUNDS-3.63%

Liquid Assets Portfolio-Institutional Class(f)         11,455,813       11,455,813
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)               11,455,813       11,455,813
----------------------------------------------------------------------------------
     Total Money Market Funds (Cost $22,911,626)                        22,911,626
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.19% (Cost $820,938,086)                                    632,078,295
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-17.63%

Liquid Assets Portfolio-Institutional Class (Cost
  $111,226,051)(f)(g)                                 111,226,051      111,226,051
==================================================================================
TOTAL INVESTMENTS-117.82% (Cost $932,164,137)                          743,304,346
==================================================================================
OTHER ASSETS LESS LIABILITIES-(17.82)%                                (112,443,513)
==================================================================================
NET ASSETS-100.00%                                                   $ 630,860,833
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Pfd.    - Preferred
REIT    - Real Estate Investment Trust
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") U.S. Equity Index, which is exclusively owned by NAREIT.
(b)   All or a portion of this security was out on loan at January 31, 2009.
(c)   Non-income producing security.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $4,823,513, which represented 0.76% of the Fund's Net Assets.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM REAL ESTATE FUND

PORTFOLIO COMPOSITION

By property type, based on Net Assets
as of January 31, 2009



-------------------------------------------------------------------------
Healthcare                                                           19.2%
-------------------------------------------------------------------------
Apartments                                                           16.9
-------------------------------------------------------------------------
Shopping Centers                                                      9.5
-------------------------------------------------------------------------
Specialty Properties                                                  9.5
-------------------------------------------------------------------------
Office                                                                8.8
-------------------------------------------------------------------------
Regional Malls                                                        7.8
-------------------------------------------------------------------------
Diversified                                                           7.8
-------------------------------------------------------------------------
Self Storage Facilities                                               6.1
-------------------------------------------------------------------------
Industrial                                                            4.0
-------------------------------------------------------------------------
Industrial/Office-Mixed                                               2.7
-------------------------------------------------------------------------
Lodging-Resorts                                                       2.3
-------------------------------------------------------------------------
Asset-Backed Securities                                               2.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.4
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $798,026,460)*                         $  609,166,669
-------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                  134,137,677
=======================================================
     Total investments (Cost
       $932,164,137)                        743,304,346
=======================================================
Receivables for:
  Investments sold                            3,756,664
-------------------------------------------------------
  Fund shares sold                            3,271,080
-------------------------------------------------------
  Dividends and Interest                      1,516,098
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              32,284
-------------------------------------------------------
Other assets                                     44,226
=======================================================
     Total assets                           751,924,698
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       6,293,344
-------------------------------------------------------
  Fund shares reacquired                      1,774,236
-------------------------------------------------------
  Amount due custodian                          720,878
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 111,226,051
-------------------------------------------------------
  Accrued fees to affiliates                    795,081
-------------------------------------------------------
  Accrued other operating expenses              130,221
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              124,054
=======================================================
     Total liabilities                      121,063,865
=======================================================
Net assets applicable to shares
  outstanding                            $  630,860,833
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,008,533,174
-------------------------------------------------------
Undistributed net investment income           7,324,690
-------------------------------------------------------
Undistributed net realized gain (loss)     (196,137,188)
-------------------------------------------------------
Unrealized appreciation (depreciation)     (188,859,843)
=======================================================
                                         $  630,860,833
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  434,175,254
_______________________________________________________
=======================================================
Class B                                  $   39,808,651
_______________________________________________________
=======================================================
Class C                                  $   48,307,718
_______________________________________________________
=======================================================
Class R                                  $   33,105,382
_______________________________________________________
=======================================================
Class Y                                  $      422,366
_______________________________________________________
=======================================================
Investor Class                           $   20,134,435
_______________________________________________________
=======================================================
Institutional Class                      $   54,907,027
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      36,494,910
_______________________________________________________
=======================================================
Class B                                       3,331,311
_______________________________________________________
=======================================================
Class C                                       4,054,242
_______________________________________________________
=======================================================
Class R                                       2,781,110
_______________________________________________________
=======================================================
Class Y                                          35,487
_______________________________________________________
=======================================================
Investor Class                                1,694,229
_______________________________________________________
=======================================================
Institutional Class                           4,614,302
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        11.90
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $11.90
     divided by 94.50%)                  $        12.59
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        11.95
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        11.92
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        11.90
_______________________________________________________
=======================================================
Class Y:
  Net asset value and offering price
     per share                           $        11.90
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                           $        11.88
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        11.90
_______________________________________________________
=======================================================



* At January 31, 2009, securities with an aggregate value of $104,098,639 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM REAL ESTATE FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $50,377)                            $  23,330,536
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $473,851)                                                                           809,387
------------------------------------------------------------------------------------------------
Interest                                                                                 370,188
================================================================================================
     Total investment income                                                          24,510,111
================================================================================================


EXPENSES:

Advisory fees                                                                          3,212,561
------------------------------------------------------------------------------------------------
Administrative services fees                                                             128,465
------------------------------------------------------------------------------------------------
Custodian fees                                                                            26,996
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                748,238
------------------------------------------------------------------------------------------------
  Class B                                                                                314,378
------------------------------------------------------------------------------------------------
  Class C                                                                                363,448
------------------------------------------------------------------------------------------------
  Class R                                                                                101,785
------------------------------------------------------------------------------------------------
  Investor Class                                                                          33,989
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                      1,469,215
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      29,751
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 24,017
------------------------------------------------------------------------------------------------
Other                                                                                    278,833
================================================================================================
     Total expenses                                                                    6,731,676
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (32,627)
================================================================================================
     Net expenses                                                                      6,699,049
================================================================================================
Net investment income                                                                 17,811,062
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                             (173,780,295)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (114,431)
================================================================================================
                                                                                    (173,894,726)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (371,410,891)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                         816
================================================================================================
                                                                                    (371,410,075)
================================================================================================
Net realized and unrealized gain (loss)                                             (545,304,801)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(527,493,739)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                             JANUARY 31,        JULY 31,
                                                                                2009              2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   17,811,062    $   19,755,059
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (173,894,726)       40,245,437
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (371,410,075)     (110,821,659)
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (527,493,739)      (50,821,163)
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (7,910,978)      (18,394,091)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                        (580,066)       (1,706,254)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                        (673,930)       (1,694,509)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (494,358)         (754,904)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                          (2,162)               --
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                 (363,875)         (747,279)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (1,122,555)       (2,062,288)
===========================================================================================================
     Total distributions from net investment income                           (11,147,924)      (25,359,325)
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                      (3,209,003)     (156,981,549)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                        (314,212)      (23,334,866)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                        (371,822)      (22,987,155)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (232,254)       (7,153,523)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                          (1,808)               --
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                 (142,452)       (6,380,802)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (371,049)      (15,184,117)
===========================================================================================================
     Total distributions from net realized gains                               (4,642,600)     (232,022,012)
===========================================================================================================
Share transactions-net:
  Class A                                                                      11,038,676        10,911,280
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (10,370,403)      (41,737,107)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (5,411,254)      (21,812,211)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                       9,840,244        23,128,170
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                         606,316                --
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                4,081,177         1,841,020
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          34,584,442        16,469,334
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            44,369,198       (11,199,514)
===========================================================================================================
     Net increase (decrease) in net assets                                   (498,915,065)     (319,402,014)
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       1,129,775,898     1,449,177,912
===========================================================================================================
  End of period (includes undistributed net investment income of
     $7,324,690 and $661,552, respectively)                                $  630,860,833    $1,129,775,898
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is high total return through growth of capital and current income.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM REAL ESTATE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to

12        AIM REAL ESTATE FUND
      the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended January 31, 2009, the Advisor waived advisory fees of $20,804.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,023.


13        AIM REAL ESTATE FUND

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $24,521 in front-end sales commissions from the sale of Class A shares and $62, $50,596, $2,046, and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $724,249,232
--------------------------------------
Level 2                    19,055,114
--------------------------------------
Level 3                            --
======================================
                         $743,304,346
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $10,800.


14        AIM REAL ESTATE FUND

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $3,050 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of July 31, 2008.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $391,862,957 and $351,445,132, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $   9,376,652
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (201,697,379)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(192,320,727)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $935,625,073.




15        AIM REAL ESTATE FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 JANUARY 31, 2009(a)                 JULY 31, 2008
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    9,814,476     $ 156,101,472      11,078,463     $ 279,108,563
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      176,172         3,218,441         142,041         3,698,822
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      585,827         9,721,180         423,258        10,582,231
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                    1,113,766        18,161,860       1,278,288        32,213,966
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    40,095           689,123              --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               884,767        15,990,332         349,389         8,599,104
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        2,746,230        50,401,857       2,733,545        70,646,858
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      699,206        10,865,542       7,329,724       170,089,603
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       54,869           834,897         990,299        23,056,007
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       64,194           968,603         972,525        22,565,825
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       47,770           726,612         339,644         7,870,469
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                          309             3,970              --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                31,482           492,712         297,781         6,898,821
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           81,344         1,275,001         740,997        17,189,073
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      225,013         3,885,526         537,121        13,707,187
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (223,995)       (3,885,526)       (534,788)      (13,707,187)
==========================================================================================================================
Reacquired:
  Class A(b)                                                (9,589,286)     (159,813,864)    (17,315,046)     (451,994,073)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (631,286)      (10,538,215)     (2,079,817)      (54,784,749)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (997,453)      (16,101,037)     (2,104,332)      (54,960,267)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (535,540)       (9,048,228)       (671,496)      (16,956,265)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (4,917)          (86,777)             --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (723,803)      (12,401,867)       (524,002)      (13,656,905)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,107,895)      (17,092,416)     (2,850,910)      (71,366,597)
==========================================================================================================================
     Net increase (decrease) in share activity               2,751,345     $  44,369,198       1,132,684     $ (11,199,514)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      23,735      $ 468,522
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (19,648)      (387,842)
     --------------------------------------------------------------------------------------------------
     Investor Class                                                               (4,091)       (80,680)
     __________________________________________________________________________________________________
     ==================================================================================================





16        AIM REAL ESTATE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    $22.47      $0.35(c)    $(10.61)      $(10.26)    $(0.22)       $(0.09)        $(0.31)      $11.90
Year ended 07/31/08           29.49       0.43(c)      (1.60)        (1.17)     (0.57)        (5.28)         (5.85)       22.47
Year ended 07/31/07           32.65       0.38(c)       0.76          1.14      (0.50)        (3.80)         (4.30)       29.49
Year ended 07/31/06           29.14       0.30(c)       4.94          5.24      (0.42)        (1.31)         (1.73)       32.65
Year ended 07/31/05           21.41       0.38          8.41          8.79      (0.41)        (0.65)         (1.06)       29.14
Year ended 07/31/04           17.50       0.44(c)       3.97          4.41      (0.50)           --          (0.50)       21.41
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09     22.58       0.30(c)     (10.68)       (10.38)     (0.16)        (0.09)         (0.25)       11.95
Year ended 07/31/08           29.59       0.24(c)      (1.60)        (1.36)     (0.37)        (5.28)         (5.65)       22.58
Year ended 07/31/07           32.75       0.12(c)       0.75          0.87      (0.23)        (3.80)         (4.03)       29.59
Year ended 07/31/06           29.23       0.07(c)       4.96          5.03      (0.20)        (1.31)         (1.51)       32.75
Year ended 07/31/05           21.48       0.21          8.44          8.65      (0.25)        (0.65)         (0.90)       29.23
Year ended 07/31/04           17.55       0.30(c)       3.99          4.29      (0.36)           --          (0.36)       21.48
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09     22.51       0.29(c)     (10.63)       (10.34)     (0.16)        (0.09)         (0.25)       11.92
Year ended 07/31/08           29.52       0.24(c)      (1.60)        (1.36)     (0.37)        (5.28)         (5.65)       22.51
Year ended 07/31/07           32.68       0.12(c)       0.75          0.87      (0.23)        (3.80)         (4.03)       29.52
Year ended 07/31/06           29.17       0.07(c)       4.95          5.02      (0.20)        (1.31)         (1.51)       32.68
Year ended 07/31/05           21.44       0.21          8.42          8.63      (0.25)        (0.65)         (0.90)       29.17
Year ended 07/31/04           17.52       0.30(c)       3.98          4.28      (0.36)           --          (0.36)       21.44
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09     22.49       0.33(c)     (10.63)       (10.30)     (0.20)        (0.09)         (0.29)       11.90
Year ended 07/31/08           29.50       0.36(c)      (1.58)        (1.22)     (0.51)        (5.28)         (5.79)       22.49
Year ended 07/31/07           32.66       0.29(c)       0.76          1.05      (0.41)        (3.80)         (4.21)       29.50
Year ended 07/31/06           29.15       0.22(c)       4.94          5.16      (0.34)        (1.31)         (1.65)       32.66
Year ended 07/31/05           21.41       0.35          8.41          8.76      (0.37)        (0.65)         (1.02)       29.15
Year ended 07/31/04(e)        19.34       0.11(c)       2.07          2.18      (0.11)           --          (0.11)       21.41
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                 19.74       0.20(c)      (7.84)        (7.64)     (0.11)        (0.09)         (0.20)       11.90
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09     22.45       0.35(c)     (10.61)       (10.26)     (0.22)        (0.09)         (0.31)       11.88
Year ended 07/31/08           29.46       0.43(c)      (1.59)        (1.16)     (0.57)        (5.28)         (5.85)       22.45
Year ended 07/31/07           32.63       0.38(c)       0.75          1.13      (0.50)        (3.80)         (4.30)       29.46
Year ended 07/31/06           29.12       0.30(c)       4.94          5.24      (0.42)        (1.31)         (1.73)       32.63
Year ended 07/31/05           21.40       0.40          8.41          8.81      (0.44)        (0.65)         (1.09)       29.12
Year ended 07/31/04(e)        18.18       0.39(c)       3.25          3.64      (0.42)           --          (0.42)       21.40
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09     22.47       0.39(c)     (10.60)       (10.21)     (0.27)        (0.09)         (0.36)       11.90
Year ended 07/31/08           29.49       0.55(c)      (1.59)        (1.04)     (0.70)        (5.28)         (5.98)       22.47
Year ended 07/31/07           32.66       0.53(c)       0.75          1.28      (0.65)        (3.80)         (4.45)       29.49
Year ended 07/31/06           29.14       0.44(c)       4.95          5.39      (0.56)        (1.31)         (1.87)       32.66
Year ended 07/31/05           21.42       0.51          8.41          8.92      (0.55)        (0.65)         (1.20)       29.14
Year ended 07/31/04(e)        19.34       0.14(c)       2.08          2.22      (0.14)           --          (0.14)       21.42
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(b)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    (45.96)%   $  434,175          1.45(d)           1.46(d)        4.18(d)        75%
Year ended 07/31/08           (4.31)       794,200          1.30              1.30           1.68           47
Year ended 07/31/07            1.98        994,153          1.26              1.42           1.09           51
Year ended 07/31/06           18.96      1,093,623          1.29              1.46           1.00           45
Year ended 07/31/05           41.87        940,003          1.43              1.57           1.52           38
Year ended 07/31/04           25.46        418,244          1.65              1.66           2.17           28
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09    (46.19)        39,809          2.20(d)           2.21(d)        3.43(d)        75
Year ended 07/31/08           (5.00)        89,297          2.05              2.05           0.93           47
Year ended 07/31/07            1.19        160,917          2.01              2.17           0.34           51
Year ended 07/31/06           18.06        227,459          2.04              2.21           0.25           45
Year ended 07/31/05           40.91        254,135          2.11              2.23           0.84           38
Year ended 07/31/04           24.66        174,672          2.30              2.31           1.52           28
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09    (46.15)        48,308          2.20(d)           2.21(d)        3.43(d)        75
Year ended 07/31/08           (5.02)        99,078          2.05              2.06           0.93           47
Year ended 07/31/07            1.20        150,854          2.01              2.17           0.34           51
Year ended 07/31/06           18.07        197,340          2.04              2.21           0.25           45
Year ended 07/31/05           40.90        209,723          2.11              2.23           0.84           38
Year ended 07/31/04           24.64        116,872          2.30              2.31           1.52           28
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09    (46.07)        33,105          1.70(d)           1.71(d)        3.93(d)        75
Year ended 07/31/08           (4.52)        48,460          1.55              1.55           1.43           47
Year ended 07/31/07            1.71         35,660          1.51              1.67           0.84           51
Year ended 07/31/06           18.66         15,850          1.54              1.71           0.75           45
Year ended 07/31/05           41.69          6,832          1.61              1.73           1.34           38
Year ended 07/31/04(e)        11.29             24          1.72(f)           1.73(f)        2.10(f)        28
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                (38.78)           422          1.26(d)           1.27(d)        4.37(d)        75
------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09    (46.00)        20,134          1.45(d)           1.46(d)        4.18(d)        75
Year ended 07/31/08           (4.28)        33,708          1.30              1.30           1.68           47
Year ended 07/31/07            1.95         40,614          1.26              1.42           1.09           51
Year ended 07/31/06           18.99         43,684          1.27              1.44           1.02           45
Year ended 07/31/05           41.98         41,889          1.34              1.46           1.61           38
Year ended 07/31/04(e)        20.13         29,896          1.51(f)           1.54(f)        2.31(f)        28
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09    (45.82)        54,907          0.93(d)           0.94(d)        4.70(d)        75
Year ended 07/31/08           (3.84)        65,043          0.83              0.83           2.16           47
Year ended 07/31/07            2.41         66,979          0.80              0.96           1.55           51
Year ended 07/31/06           19.55         24,552          0.82              0.99           1.47           45
Year ended 07/31/05           42.56         18,671          0.92              1.04           2.03           38
Year ended 07/31/04(e)        11.50          1,021          1.12(f)           1.13(f)        2.70(f)        28
__________________________________________________________________________________________________________________
==================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $593,711, $62,363, $72,097, $40,382, $307, $26,970 and $66,984 for Class
     A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of Investor Class and Class Y shares was September 30, 2003 and October 3, 2008, respectively. Commencement date of Class R and Institutional Class shares was April 30, 2004.
(f)  Annualized.


17        AIM REAL ESTATE FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


18        AIM REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $540.40        $5.63       $1,017.90       $ 7.38       1.45%
---------------------------------------------------------------------------------------------------
        B            1,000.00        538.10         8.53        1,014.12        11.17       2.20
---------------------------------------------------------------------------------------------------
        C            1,000.00        538.50         8.53        1,014.12        11.17       2.20
---------------------------------------------------------------------------------------------------
        R            1,000.00        539.30         6.60        1,016.64         8.64       1.70
---------------------------------------------------------------------------------------------------
        Y            1,000.00        612.20         3.37        1,018.85         6.41       1.26
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008, through January 31, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008 through January 31, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


19        AIM REAL ESTATE FUND

Supplement to Semiannual Report dated 1/31/09

AIM REAL ESTATE FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

10 Years                           7.88%
  5 Years                         -0.96
  1 Year                         -46.02
  6 Months*                      -45.82

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

10 Years                           9.38%
  5 Years                          3.20
  1 Year                         -36.13
  6 Months*                      -34.07

*     Cumulative total return that has not been annualized

Institutional Class shares' inception date is April 30, 2004. Returns since that date are historical returns. All other returns are blended returns of historical Institutional Class share performance and restated Class A share performance (for periods prior to the inception date of Institutional Class shares) at net asset value (NAV) and reflect the Rule 12b-1 fees applicable to Class A shares. Class A shares' inception date is December 31, 1996.

      Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.83%. The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      Had the advisor not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   REA-INS-2    Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $541.80        $3.61       $1,020.52       $4.74        0.93%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM REAL ESTATE FUND

[GO PAPERLESS
   GRAPHIC]

========================================================================================================================
GO PAPERLESS WITH EDELIVERY
Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the        -  EFFICIENT. Stop waiting for regular mail. Your documents
   number of trees used to produce paper.                       will be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and          -  EASY. Download, save and print files using your home
   delivery expenses and put more capital back in your          computer with a few clicks of your mouse.
   fund's returns.

This service is provided by Invesco Aim Investment Services, Inc.
========================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then
Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings.
Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are
811-05686 and 033-39519.
   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended
June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance
Review for the most recent quarter-end. Invesco Aim--service mark-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and
Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the
U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money
market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All      [Invesco Aim Logo]
entities are indirect, wholly owned subsidiaries of Invesco Ltd.                                    --service mark--
   It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms - Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management
(N.A.), Inc. - will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at
invescoaim.com on or about the end of the fourth quarter of 2009.

                                                    invescoaim.com   REA-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
 - SERVICE MARK -

AIM SHORT TERM BOND FUND
Semiannual Report to Shareholders - January 31, 2009

                               [MOUNTAIN GRAPHIC]

2          Fund Performance
4          Letters to Shareholders
5          Schedule of Investments
9          Financial Statements
12         Notes to Financial Statements
20         Financial Highlights
22         Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                     -7.70%
Class C Shares                                                                     -7.81
Class R Shares                                                                     -7.90
Class Y Shares*                                                                    -7.71
Barclays Capital U.S. Aggregate Index+ ** (Broad Market Index)                      3.23
Barclays Capital 1-3 Year Government/Credit Index+** (Style-Speci_c Index)          2.83
Lipper Short Investment Grade Debt Funds Index+ (Peer Group Index)                 -2.94

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

** Effective 11/03/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

      The BARCLAYS CAPITAL 1-3 YEAR GOVERNMENT/CREDIT INDEX is a subset of the Barclays Capital Government/Credit Bond Index that includes treasuries and agencies, as well as publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

      The LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Short Investment Grade Debt Funds category. These funds invest primarily in investment grade debt issues with dollar-weighted average maturities of less than three years.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not refelect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2 AIM SHORT TERM BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/09, including maximum applicable sales charges

CLASS A SHARES
Inception                                      1.15%
5 Years                                        0.56
1 Year                                        -8.88

CLASS C SHARES
Inception (8/30/02)                            1.34%
5 Years                                        0.80
1 Year                                        -6.76

CLASS R SHARES
Inception                                      1.39%
5 Years                                        0.86
1 Year                                        -6.74

CLASS Y SHARES
Inception                                      1.36%
5 Years                                        0.82
1 Year                                        -6.65

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception                                      1.38%
5 Years                                        0.92
1 Year                                        -7.32

CLASS C SHARES
Inception (8/30/02)                            1.58%
5 Years                                        1.16
1 Year                                        -5.06

CLASS R SHARES
Inception                                      1.63%
5 Years                                        1.22
1 Year                                        -5.14

CLASS Y SHARES
Inception                                      1.59%
5 Years                                        1.17
1 Year                                        -4.99

Class A shares' inception date is April 30, 2004. Returns since that date are historical returns. All other returns are blended returns of historical Class A share performance and restated Class C share performance (for periods prior to the inception date of Class A shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class C shares. Class C shares' inception date is August 30, 2002.

      Class R shares' inception date is April 30, 2004. Returns since that date are historical returns. All other returns are blended returns of historical Class R share performance and restated Class C share performance (for periods prior to the inception date of Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class C shares. Class C shares' inception date is August 30, 2002.

      Class Y shares' inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Class C share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Class C share performance reflects the Rule 12b-1 fees applicable to Class C shares as well as any fee waivers or expense reimbursements received by Class C shares. Class C shares' inception date is August 30, 2002.

      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the reflect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

      The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R and Class Y shares was 0.67%, 0.92%, 0.92% and 0.42%, respectively.(1,2) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R and Class Y shares was 0.89%, 1.64%, 1.14% and 0.64%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

      Class A share performance reflects the maximum 2.50% sales charge. Class
C shares have no upfront or contingent deferred sales charge; therefore, performance shown is at net asset value. Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

      The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses.

      Had the advisor not waived fees and/ or reimbursed expenses, performance of Class C shares would have been lower.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

2 Total annual operating expenses less any contractual fee waivers by the distributor in effect through at least June 30, 2009. See current prospectus for more information.

3 AIM SHORT TERM BOND FUND

[Crockett Photo]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

-s- BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

   Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

-s- PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4 AIM SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS(a)

January 31, 2009
(Unaudited)





                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

BONDS & NOTES-45.51%

AEROSPACE & DEFENSE-0.48%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec. Gtd.
  Notes, (INS-MBIA Insurance Corp.) 6.66%,
  09/15/13(b)(c)                                     $   826,566    $    818,301
================================================================================


BREWERS-0.62%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec.
  Gtd. Unsub. Notes, 7.20%, 01/15/14(b)                1,000,000       1,054,268
================================================================================


BROADCASTING-1.46%

COX Communications Inc., Sr. Unsec. Global Notes,
  4.63%, 01/15/10                                        460,000         457,731
--------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr. Unsec.
  Gtd. Notes, 10.15%, 05/01/12                         2,000,000       2,026,235
================================================================================
                                                                       2,483,966
================================================================================


CABLE & SATELLITE-0.62%

Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 8.25%, 02/14/14                        1,000,000       1,052,388
================================================================================


COMPUTER & ELECTRONICS RETAIL-0.50%

Best Buy Co., Inc., Sr. Unsec. Unsub. Global
  Notes, 6.75%, 07/15/13                                 920,000         861,135
================================================================================


COMPUTER HARDWARE-1.08%

NCR Corp., Sr. Unsec. Unsub. Global Notes, 7.13%,
  06/15/09                                             1,850,000       1,846,784
================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.97%

Caterpillar Financial Services Corp.-Series F, Sr.
  Unsec. Floating Rate Medium-Term Notes, 2.30%,
  05/18/09(d)                                          1,660,000       1,653,040
================================================================================


CONSUMER FINANCE-3.30%

American Express Bank FSB, Sr. Unsec. Notes,
  5.50%, 04/16/13                                      1,200,000       1,138,418
--------------------------------------------------------------------------------
American Express Credit Corp.,
  Series C, Sr. Unsec. Floating Rate Medium-Term
  Notes, 1.80%, 05/27/10(d)                            2,000,000       1,877,346
--------------------------------------------------------------------------------
  Sr. Unsec. Global Medium-Term Notes, 7.30%,
  08/20/13                                             1,775,000       1,827,050
--------------------------------------------------------------------------------
SLM Corp., Sr. Unsec. Floating Rate Medium-Term
  Notes, 2.10%, 03/16/09(b)(d)                           800,000         794,023
================================================================================
                                                                       5,636,837
================================================================================


DEPARTMENT STORES-1.25%

Macys Retail Holdings Inc., Sr. Unsec. Gtd. Notes,
  6.30%, 04/01/09                                      2,144,000       2,140,598
================================================================================


DISTILLERS & VINTNERS-0.65%

Diageo Capital PLC (United Kingdom), Sr. Unsec.
  Gtd. Unsub. Global Notes, 7.38%, 01/15/14            1,000,000       1,114,607
================================================================================


DIVERSIFIED BANKS-4.47%

ANZ Capital Trust I, Sub. First Tier Bonds,
  4.48%(b)(e)                                          1,275,000       1,005,229
--------------------------------------------------------------------------------
Corestates Capital Trust I, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities, 8.00%,
  12/15/26(b)                                            359,000         293,482
--------------------------------------------------------------------------------
First Empire Capital Trust I, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities, 8.23%, 02/01/27         650,000         437,262
--------------------------------------------------------------------------------
HSBC America Capital Trust II, Gtd. Trust Pfd.
  Capital Securities, 8.38%, 05/15/27(b)               1,500,000       1,348,050
--------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd. Sub. Second Tier Euro
  Bonds, 8.38%(e)                                        300,000         298,467
--------------------------------------------------------------------------------
National City Bank, Sr. Unsec. Floating Rate
  Notes, 3.22%, 02/02/09(d)                            1,503,000       1,458,474
--------------------------------------------------------------------------------
Republic New York Capital I, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities, 7.75%, 11/15/26       2,110,000       1,786,492
--------------------------------------------------------------------------------
Sovereign Bancorp Inc., Sr. Unsec. Floating Rate
  Global Notes, 2.46%, 03/01/09(d)                     1,016,000       1,008,559
================================================================================
                                                                       7,636,015
================================================================================


DIVERSIFIED METALS & MINING-0.10%

Reynolds Metals Co., Sr. Unsec. Unsub. Medium-Term
  Notes, 7.00%, 05/15/09                                 167,000         169,328
================================================================================


ELECTRIC UTILITIES-1.48%

Appalachian Power Co.-Series C, Sr. Unsec. Notes,
  6.60%, 05/01/09                                      1,095,000       1,088,474
--------------------------------------------------------------------------------
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)           1,000,000       1,007,638
--------------------------------------------------------------------------------
PPL Capital Funding Inc.-Series A, Sr. Unsec. Gtd.
  Notes, 4.33%, 03/01/09                                 100,000          99,980
--------------------------------------------------------------------------------
Westar Energy Inc., Sr. Sec. First Mortgage Notes,
  7.13%, 08/01/09                                        325,000         323,402
================================================================================
                                                                       2,519,494
================================================================================


FOOD RETAIL-1.02%

Safeway Inc., Sr. Unsec. Unsub. Notes, 7.50%,
  09/15/09                                             1,700,000       1,747,775
================================================================================


HOME IMPROVEMENT RETAIL-1.15%

Home Depot, Inc., Sr. Unsec. Unsub. Floating Rate
  Global Notes, 2.05%, 12/16/09(d)                     2,000,000       1,954,939
================================================================================


HOMEBUILDING-0.32%

D.R. Horton, Inc., Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 02/01/09                                        551,000         552,377
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SHORT TERM BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS-0.16%

Wal-Mart Stores, Inc., Sr. Unsec. Notes, 3.00%,
  02/03/14                                           $   270,000    $    270,196
================================================================================


INDUSTRIAL CONGLOMERATES-0.58%

General Electric Capital Corp.-Series A, Sr.
  Unsec. Floating Rate Medium-Term Global Notes,
  2.12%, 12/15/09(d)                                   1,000,000         987,300
================================================================================


INTEGRATED OIL & GAS-0.89%

ConocoPhillips, Global Notes, 4.75%, 02/01/14          1,500,000       1,512,231
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-4.04%

AT&T Inc., Sr. Unsec. Global Notes,
  4.95%, 01/15/13                                        230,000         234,789
--------------------------------------------------------------------------------
  4.85%, 02/15/14                                      1,500,000       1,502,265
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 6.70%, 11/15/13      1,000,000       1,077,231
--------------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr. Unsec. Gtd.
  Unsub. Notes, 7.20%, 10/15/26                        1,738,000       1,574,549
--------------------------------------------------------------------------------
Verizon Wireless Capital LLC, Sr. Unsec. Unsub.
  Notes,
  7.38%, 11/15/13(b)                                   1,000,000       1,074,886
--------------------------------------------------------------------------------
  5.55%, 02/01/14(b)                                     840,000         834,599
--------------------------------------------------------------------------------
Windstream Georgia Communications Corp., Sr.
  Unsec. Deb., 6.50%, 11/15/13                           593,000         596,330
================================================================================
                                                                       6,894,649
================================================================================


INVESTMENT BANKING & BROKERAGE-2.54%

Bear Stearns Cos. LLC, (The), Sr. Unsec. Unsub.
  Floating Rate Notes, 1.49%, 07/19/10(d)              1,040,000         987,889
--------------------------------------------------------------------------------
Goldman Sachs Group Inc., (The),
  Sr. Unsec. Floating Rate Medium-Term Notes,
  1.58%, 12/23/09(d)                                   1,000,000         964,990
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 6.65%, 05/15/09        955,000         964,227
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec.
  Medium-Term Global Notes, 5.45%, 02/05/13            1,470,000       1,409,665
================================================================================
                                                                       4,326,771
================================================================================


LIFE & HEALTH INSURANCE-0.42%

Pacific Life Global Funding, Notes, 5.15%,
  04/15/13(b)                                            615,000         601,173
--------------------------------------------------------------------------------
Torchmark Corp., Sr. Unsec. Putable Deb., 8.25%,
  08/15/09                                               110,000         110,054
================================================================================
                                                                         711,227
================================================================================


MANAGED HEALTH CARE-1.19%

UnitedHealth Group Inc.,
  Sr. Unsec. Floating Rate Notes, 2.30%,
  03/02/09(d)                                            770,000         770,881
--------------------------------------------------------------------------------
  Sr. Unsec. Notes, 3.75%, 02/10/09                      400,000         400,042
--------------------------------------------------------------------------------
  4.88%, 02/15/13                                        880,000         852,993
================================================================================
                                                                       2,023,916
================================================================================


MORTGAGE BACKED SECURITIES-0.49%

U.S. Bank N.A., Sr. Unsec. Medium-Term Global
  Notes, 5.92%, 05/25/12                                 798,040         829,968
================================================================================


MULTI-LINE INSURANCE-2.39%

International Lease Finance Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  1.62%, 06/26/09(d)                                     950,000         884,688
--------------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.38%, 03/15/09             1,750,000       1,721,562
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Sr. Sec.
  Unsub. Global Notes, 5.13%, 04/10/13(b)              1,540,000       1,476,562
================================================================================
                                                                       4,082,812
================================================================================


MULTI-UTILITIES-0.44%

Pacific Gas & Electric Co., Sr. Unsec. Notes,
  6.25%, 12/01/13                                        700,000         750,390
================================================================================


OFFICE ELECTRONICS-0.49%

Xerox Corp., Sr. Unsec. Notes, 5.65%, 05/15/13           915,000         830,951
================================================================================


OIL & GAS EXPLORATION & PRODUCTION-1.19%

Devon Energy Corp., Sr. Global Notes, 5.63%,
  01/15/14                                             2,000,000       2,035,074
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-3.97%

Allstate Life Global Funding Trusts, Medium-Term
  Global Notes, 5.38%, 04/30/13                        1,490,000       1,501,912
--------------------------------------------------------------------------------
Citigroup Inc., Sr. Unsec. Unsub. Floating Rate
  Global Notes, 2.33%, 06/09/09(d)                       800,000         784,494
--------------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Sr.
  Unsec. Floating Rate Medium-Term Notes, 1.51%,
  03/02/09(d)                                          1,915,000       1,908,561
--------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
  4.75%, 05/01/13                                        640,000         638,487
--------------------------------------------------------------------------------
North Fork Capital Trust II, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Pass Through Securities,
  8.00%, 12/15/27                                      1,440,000         840,070
--------------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United Kingdom),
  Unsec. Gtd. Sub. Euro Bonds, 8.00%(e)                  800,000         288,000
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)- Series 1999-2, Class
  A1, Sr. Unsec. Global Bonds, 9.69%, 8/15/09            789,450         794,985
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust (Bermuda), Floating
  Rate Pass Through Ctfs., 1.39% (Acquired
  12/07/04-12/01/06; Cost $519,125)(b)(d)(e)(f)          520,000           5,850
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda), Floating
  Rate Pass Through Ctfs., 3.23% (Acquired
  11/10/06-06/12/07; Cost $729,082)(b)(d)(e)             730,000          15,513
================================================================================
                                                                       6,777,872
================================================================================


PROPERTY & CASUALTY INSURANCE-0.49%

Oil Insurance Ltd., Floating Rate Notes,
  7.56%,(b)(d)(e)                                      2,170,000         844,807
================================================================================


REGIONAL BANKS-3.16%

Banponce Trust I-Series A, Jr. Gtd. Sub. Trust
  Pfd. Capital Securities, 8.33%, 02/01/27               500,000         274,686
--------------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Jr. Unsec. Gtd. Sub.
  Floating Rate Notes, 3.75%, 03/01/34(d)              1,500,000         547,500
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SHORT TERM BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Popular North America Inc.-Series F, Sr. Unsec.
  Gtd. Medium-Term Notes, 5.65%, 04/15/09            $   217,000    $    216,002
--------------------------------------------------------------------------------
Silicon Valley Bank, Sr. Unsec. Unsub. Notes,
  5.70%, 06/01/12                                      2,450,000       2,226,199
--------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Capital Deb.,
  9.63%, 05/15/12                                      2,150,000       2,136,694
================================================================================
                                                                       5,401,081
================================================================================


RESEARCH & CONSULTING SERVICES-0.98%

Erac USA Finance Co.,
  Notes, 8.00%, 01/15/11(b)                            1,120,000       1,024,403
--------------------------------------------------------------------------------
  Unsec. Gtd. Notes, 5.80%, 10/15/12(b)                  820,000         649,931
================================================================================
                                                                       1,674,334
================================================================================


STEEL-0.45%

United States Steel Corp., Sr. Unsec. Notes,
  5.65%, 06/01/13                                        940,000         769,557
================================================================================


THRIFTS & MORTGAGE FINANCE-0.65%

Countrywide Financial Corp., Sr. Unsec. Gtd.
  Unsub. Medium-Term Global Notes, 5.80%, 06/07/12       880,000         862,400
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series M, Sr. Unsec.
  Gtd. Unsub. Medium-Term Global Notes, 4.13%,
  9/15/09                                                250,000         250,312
================================================================================
                                                                       1,112,712
================================================================================


TOBACCO-1.52%

Altria Group, Inc., Sr. Unsec. Gtd. Unsub. Global
  Notes, 8.50%, 11/10/13                               1,500,000       1,652,153
--------------------------------------------------------------------------------
Philip Morris International Inc., Sr. Unsec.
  Unsub. Global Notes, 4.88%, 05/16/13                   920,000         947,888
================================================================================
                                                                       2,600,041
================================================================================
     Total Bonds & Notes (Cost $84,214,245)                           77,677,741
================================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-30.43%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-8.65%

Pass Through Ctfs., 8.00%, 11/20/12                      214,767         225,961
--------------------------------------------------------------------------------
  9.00%, 05/01/15                                        219,870         254,853
--------------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24                            566,189         596,667
--------------------------------------------------------------------------------
  7.00%, 12/01/16 to 10/01/34                          1,726,510       1,829,994
--------------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23                          2,913,282       3,012,445
--------------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                          1,331,824       1,428,148
--------------------------------------------------------------------------------
  6.50%, 12/01/35                                        321,965         336,369
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA, 5.00%, 03/01/39(g)            7,000,000       7,088,592
================================================================================
                                                                      14,773,029
================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-16.36%

Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31        1,230,713       1,309,873
--------------------------------------------------------------------------------
  7.00%, 04/01/15 to 08/01/36                          9,965,377      10,545,647
--------------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30                            584,795         643,665
--------------------------------------------------------------------------------
  6.50%, 11/01/16 to 10/01/35                          2,828,138       2,962,718
--------------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32                          1,559,174       1,655,091
--------------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30                            284,754         311,832
--------------------------------------------------------------------------------
  10.00%, 05/01/26                                        22,568          24,537
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA, 4.50%, 02/01/24 to
  03/01/39(g)                                          8,000,000       8,048,752
--------------------------------------------------------------------------------
  4.00%, 03/01/24(g)                                   1,500,000       1,503,282
--------------------------------------------------------------------------------
  5.00%, 02/01/39(g)                                     900,000         915,047
================================================================================
                                                                      27,920,444
================================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-5.42%

Pass Through Ctfs., 6.50%, 10/15/13 to 02/15/34        4,096,465       4,296,603
--------------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32                          1,429,864       1,527,153
--------------------------------------------------------------------------------
  7.00%, 12/15/17(h)                                     561,347         592,103
--------------------------------------------------------------------------------
  6.00%, 06/15/18 to 06/15/33                            942,673         981,045
--------------------------------------------------------------------------------
  7.75%, 11/15/19 to 02/15/21                            363,395         386,375
--------------------------------------------------------------------------------
  7.50%, 12/20/25 to 07/15/32                          1,019,781       1,090,476
--------------------------------------------------------------------------------
  8.50%, 07/20/27                                        147,637         158,056
--------------------------------------------------------------------------------
  8.00%, 10/15/30                                        202,536         218,059
================================================================================
                                                                       9,249,870
================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $50,242,445)                           51,943,343
================================================================================



ASSET-BACKED SECURITIES-5.13%

COLLATERALIZED MORTGAGE OBLIGATIONS-5.13%

Capital One Multi-Asset Execution Trust,
  Series 2007-A6, Class A6, Floating Rate Pass
  Through Ctfs., 0.40%, 05/15/13(d)                    1,800,000       1,691,116
--------------------------------------------------------------------------------
  Series 2007-A9, Class A9, Pass Through Ctfs.,
  4.95%, 08/15/12                                      2,000,000       1,999,302
--------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series 2007-4,
  Class A1B, Pass Through Ctfs., 5.81%, 09/25/37         838,394         788,018
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust-Series 2005-5,
  Class A4, Pass Through Ctfs., 4.69%, 02/15/11        1,059,732       1,060,913
--------------------------------------------------------------------------------
Morgan Stanley Capital I-Series 2008-T29, Class
  A1, Pass Through Ctfs., 6.23%, 01/11/43              1,014,280         907,888
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series 2005-A,
  Class A4, Pass Through Ctfs., 3.82%, 07/15/10          323,049         322,718
--------------------------------------------------------------------------------
Option One Mortgage Securities Corp.-Series 2007-
  4A, Floating Rate Notes, 0.49%, 04/25/12
  (Acquired 05/11/07; Cost $301,529)(b)(d)               301,529         150,765
--------------------------------------------------------------------------------
Pacific Coast CDO Ltd.-Series 1A, Class A,
  Floating Rate Bonds, 1.59%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost $749,154)(b)(d)                756,402         279,869
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SHORT TERM BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Wells Fargo Mortgage Backed Securities
  Trust-Series 2006-16, Class A12, Pass Through
  Ctfs., 5.00%, 11/25/36                             $ 1,512,109    $  1,423,962
--------------------------------------------------------------------------------
Wirefree Partners III-Series 2005-1A, Notes,
  6.00%, 11/17/19 (Acquired 10/12/06; Cost
  $1,281,479)(b)                                       1,295,343         136,972
================================================================================
     Total Asset-Backed Securities (Cost
       $10,594,520)                                                    8,761,523
================================================================================


                                                        SHARES

PREFERRED STOCKS-5.03%

OFFICE SERVICES & SUPPLIES-1.94%

Pitney Bowes International Holdings Inc., Series
  D, 4.85% Pfd.                                               34    $  3,312,724
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-3.09%

Auction Pass Through Trust,,
  Series 2007-T2, Class A, 7.96% Pfd., (Acquired
  12/14/07-01/29/08; Cost $5,786,953)(b)                      77       2,887,500
--------------------------------------------------------------------------------
  Series 2007-T3, Class A, 8.12% Pfd., (Acquired
  10/22/07-01/29/08; Cost $5,780,937)(b)                      77       2,387,000
================================================================================
                                                                       5,274,500
================================================================================
     Total Preferred Stocks (Cost $14,845,803)                         8,587,224
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.54%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.54%

  Sr. Unsec. Floating Rate Global Notes, 4.80%,
  02/17/09 (Cost $915,000)(d)                        $   915,000    $    915,000
================================================================================


U.S. TREASURY NOTES-0.42%

  1.50%, 12/31/13 (Cost $720,623)                        720,000         709,650
================================================================================



CERTIFICATES OF DEPOSIT-0.08%

DIVERSIFIED BANKS-0.08%

Compass Bank, Sr. Unsec., 2.80%, 08/19/09 (Cost
  $134,881)                                              136,364         136,756
================================================================================


                                                        SHARES

MONEY MARKET FUNDS-22.89%

Liquid Assets Portfolio-Institutional Class(i)        19,539,145      19,539,145
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)              19,539,145      19,539,145
================================================================================
     Total Money Market Funds (Cost $39,078,290)                      39,078,290
================================================================================
TOTAL INVESTMENTS-110.03% (Cost $200,745,807)                        187,809,527
================================================================================
OTHER ASSETS LESS LIABILITIES-(10.03)%                               (17,121,906)
================================================================================
NET ASSETS-100.00%                                                  $170,687,621
________________________________________________________________________________
================================================================================






CDO     - Collateralized Debt Obligation
Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $18,690,821, which represented 10.95% of the Fund's Net Assets.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.
(e)   Perpetual bond with no specified maturity date.
(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at January 31, 2009 represented less than 0.01% of the Fund's Net Assets.
(g)   Security purchased on forward commitment basis.
(h) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 8.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.
PORTFOLIO COMPOSITION

By security type, based on Net Assets
as of January 31, 2009



-------------------------------------------------------------------------
U.S. Dollar Denominated Bonds & Notes                                45.5%
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 30.4
-------------------------------------------------------------------------
Asset-Backed Securities                                               5.1
-------------------------------------------------------------------------
Preferred Stocks                                                      5.0
-------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                           0.6
-------------------------------------------------------------------------
U.S. Treasury Securities                                              0.4
-------------------------------------------------------------------------
Certificates of Deposit                                               0.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                12.9
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $161,667,517)                           $148,731,237
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       39,078,290
================================================================================
     Total investments (Cost $200,745,807)                           187,809,527
================================================================================
Receivables for:
  Investments sold                                                    19,169,427
--------------------------------------------------------------------------------
  Collateral for credit default swap agreements                        1,150,000
--------------------------------------------------------------------------------
  Variation margin                                                        20,031
--------------------------------------------------------------------------------
  Fund shares sold                                                       447,234
--------------------------------------------------------------------------------
  Dividends and Interest                                               1,389,321
--------------------------------------------------------------------------------
  Due from distributor                                                    26,151
--------------------------------------------------------------------------------
Premiums paid on swap agreements                                       1,050,000
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         11,923
--------------------------------------------------------------------------------
Other assets                                                              47,671
================================================================================
     Total assets                                                    211,121,285
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                               36,971,484
--------------------------------------------------------------------------------
  Credit default swap agreements close-out                               530,777
--------------------------------------------------------------------------------
  Fund shares reacquired                                               2,116,531
--------------------------------------------------------------------------------
  Dividends                                                              135,700
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              87,437
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        36,671
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        31,916
--------------------------------------------------------------------------------
Unrealized depreciation on swap agreements                               523,148
================================================================================
     Total liabilities                                                40,433,664
================================================================================
Net assets applicable to shares outstanding                         $170,687,621
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $206,593,116
--------------------------------------------------------------------------------
Undistributed net investment income                                      174,058
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (22,182,113)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (13,897,440)
================================================================================
                                                                    $170,687,621
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 46,722,456
________________________________________________________________________________
================================================================================
Class C                                                             $ 58,279,979
________________________________________________________________________________
================================================================================
Class R                                                             $  1,200,403
________________________________________________________________________________
================================================================================
Class Y                                                             $    575,416
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 63,909,367
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                5,535,481
________________________________________________________________________________
================================================================================
Class C                                                                6,905,914
________________________________________________________________________________
================================================================================
Class R                                                                  142,022
________________________________________________________________________________
================================================================================
Class Y                                                                   68,171
________________________________________________________________________________
================================================================================
Institutional Class                                                    7,567,378
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       8.44
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.44 divided by 97.50%)                   $       8.66
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       8.44
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       8.45
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       8.44
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       8.45
________________________________________________________________________________
================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $  5,800,995
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              82,964
------------------------------------------------------------------------------------------------
Dividends                                                                                556,806
================================================================================================
     Total investment income                                                           6,440,765
================================================================================================


EXPENSES:

Advisory fees                                                                            373,610
------------------------------------------------------------------------------------------------
Administrative services fees                                                              25,205
------------------------------------------------------------------------------------------------
Custodian fees                                                                             8,206
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 58,075
------------------------------------------------------------------------------------------------
  Class C                                                                                339,643
------------------------------------------------------------------------------------------------
  Class R                                                                                  3,486
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, C, R and Y                                                      93,956
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       2,269
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 11,228
------------------------------------------------------------------------------------------------
Other                                                                                     98,656
================================================================================================
     Total expenses                                                                    1,014,334
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (242,530)
================================================================================================
     Net expenses                                                                        771,804
================================================================================================
Net investment income                                                                  5,668,961
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(231,075))                                                        (8,702,348)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                   (1,370,140)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                     (2,947,878)
================================================================================================
                                                                                     (13,020,366)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               (8,147,589)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (402,816)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                        437,995
================================================================================================
                                                                                      (8,112,410)
================================================================================================
Net realized and unrealized gain (loss)                                              (21,132,776)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(15,463,815)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                             JANUARY 31,      JULY 31,
                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  5,668,961    $ 11,099,018
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (13,020,366)      1,113,170
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        (8,112,410)     (6,219,542)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (15,463,815)      5,992,646
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (1,645,831)     (2,214,931)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (2,348,925)     (4,456,938)
--------------------------------------------------------------------------------------------------------
  Class R                                                                        (47,993)        (74,075)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        (13,883)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (2,634,090)     (4,487,410)
========================================================================================================
     Total distributions from net investment income                           (6,690,722)    (11,233,354)
========================================================================================================
Share transactions-net:
  Class A                                                                      6,531,129      18,057,167
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (9,026,266)     (6,281,631)
--------------------------------------------------------------------------------------------------------
  Class R                                                                         48,021         728,061
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        600,871              --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (4,596,866)     11,402,412
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (6,443,111)     23,906,009
========================================================================================================
     Net increase (decrease) in net assets                                   (28,597,648)     18,665,301
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                        199,285,269     180,619,968
--------------------------------------------------------------------------------------------------------
  End of period (includes undistributed net investment income of $174,058
     and $1,195,819, respectively)                                          $170,687,621    $199,285,269
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is a high level of current income consistent with the preservation of capital.

  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class C, Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


12        AIM SHORT TERM BOND FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.


13        AIM SHORT TERM BOND FUND

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


14        AIM SHORT TERM BOND FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of 0.40% of the Fund's average daily net assets. Effective March 4, 2009, the Fund has agreed to pay an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.35%
-------------------------------------------------------------------
Next $500 million                                            0.325%
-------------------------------------------------------------------
Next $1.5 billion                                            0.30%
-------------------------------------------------------------------
Next $2.5 billion                                            0.29%
-------------------------------------------------------------------
Over $5 billion                                              0.28%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 0.85%, 1.10% (after 12b-1 fee waivers), 1.10%, 0.60% and 0.60% of average daily net assets, respectively, through at least June 30, 2009. Effective March 4, 2009, the Advisor has contractually agreed to reduce such expense limits, for each class, by 0.19% through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Also, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended January 31, 2009, the Advisor waived advisory fees of $2,947 and reimbursed class level expenses of $61,006 for Class A, Class C, Class R and Class Y shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $123.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2009. 12b-1fees before fee waivers under this agreement are shown as distribution fees in the Statement of Operations. Fees incurred after fee waivers for Class C shares were $169,821.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

15        AIM SHORT TERM BOND FUND
to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $5,516 in front-end sales commissions from the sale of Class A shares and $5,983 and $2,181 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $ 39,078,290        $(438,012)
-------------------------------------------------------
Level 2                   148,451,368         (523,148)
-------------------------------------------------------
Level 3                       279,869               --
=======================================================
                         $187,809,527        $(961,160)
_______________________________________________________
=======================================================




* Other investments include futures and swap agreements, which are included at unrealized appreciation/(depreciation).

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2009, the Fund engaged in securities sales of $768,300, which resulted in net realized gains (losses) of $(231,075).

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $8,632.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $1,921 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


16        AIM SHORT TERM BOND FUND

NOTE 7--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 8--FUTURES CONTRACTS AT PERIOD-END


                                                  OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                       NUMBER OF          MONTH/                            APPRECIATION
CONTRACT                                               CONTRACTS        COMMITMENT            VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                104         March-2009/Long     $ 22,633,000        $ 231,735
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                  4         March-2009/Long          472,688           (3,446)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                66         March-2009/Long        8,096,344           (4,039)
-------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                                $ 31,202,032        $ 224,250
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                   85        March-2009/Short     $(10,769,766)       $(662,262)
=========================================================================================================================
  Total Futures Contracts                                                                 $ 20,432,266        $(438,012)
_________________________________________________________________________________________________________________________
=========================================================================================================================



NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END


                                           OPEN CREDIT DEFAULT SWAP AGREEMENTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NOTIONAL
                                                 BUY/SELL     (PAY)/RECEIVE    EXPIRATION         IMPLIED         AMOUNT
REFERENCE ENTITY              COUNTERPARTY      PROTECTION      FIXED RATE        DATE       CREDIT SPREAD(A)      (000)
-------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Corp.    Merrill Lynch            Sell            5.00%        03/20/09           33.15%         $ 1,210
                          International
-------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.     UBS AG                   Sell            5.00%(b)     03/20/09           91.01%           1,340
-------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                                                        $ 2,550
-------------------------------------------------------------------------------------------------------------------------
CDX North America         Bank of America           Buy           (1.50%)(c)    12/20/13            1.97%          11,000
  Investment Grade High
  Volatility
  Index -- Series 11
-------------------------------------------------------------------------------------------------------------------------
CDX North America         Morgan Stanley            Buy           (1.50%)(d)    12/20/13            1.97%          11,000
  Investment Grade High
  Volatility
  Index -- Series 11
-------------------------------------------------------------------------------------------------------------------------
CDX North America         UBS AG                    Buy           (1.50%)(e)    12/20/13            1.97%          13,000
  Investment Grade High
  Volatility
  Index -- Series 11
-------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                                                        $35,000
=========================================================================================================================
  Total Credit Default Swap Agreements
_________________________________________________________________________________________________________________________
=========================================================================================================================

   OPEN CREDIT DEFAULT SWAP AGREEMENTS
----------------------------------------
                           MARKET VALUE
                            UNREALIZED
                           APPRECIATION
REFERENCE ENTITY          (DEPRECIATION)
----------------------------------------
Assured Guaranty Corp.       $ (44,617)
----------------------------------------
iStar Financial, Inc.         (128,983)
----------------------------------------
  Subtotal                   $(173,600)
----------------------------------------
CDX North America              (81,168)
  Investment Grade High
  Volatility
  Index -- Series 11
----------------------------------------
CDX North America              (90,280)
  Investment Grade High
  Volatility
  Index -- Series 11
----------------------------------------
CDX North America             (178,100)
  Investment Grade High
  Volatility
  Index -- Series 11
----------------------------------------
  Subtotal                   $(349,548)
========================================
  Total Credit Default       $(523,148)
     Swap Agreements
________________________________________
========================================



(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)  Unamortized premium at period-end of $14,850.
(c)  Unamortized discount at period-end of $305,977.
(d)  Unamortized discount at period-end of $315,089.
(e)  Unamortized discount at period-end of $443,784.


17        AIM SHORT TERM BOND FUND

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2011                                                                       $   20,291
-----------------------------------------------------------------------------------------------
July 31, 2012                                                                        1,787,880
-----------------------------------------------------------------------------------------------
July 31, 2013                                                                        1,424,485
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                        3,488,405
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                        1,556,368
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                          769,668
===============================================================================================
Total capital loss carryforward                                                     $9,047,097
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $53,721,893 and $90,657,650, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  3,254,372
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (16,215,993)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(12,961,621)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $200,771,148.




18        AIM SHORT TERM BOND FUND

NOTE 12--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                 JANUARY 31, 2009(a)                JULY 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,562,125     $ 22,957,385      4,479,355     $ 43,060,989
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,236,818       11,177,698      2,333,766       22,420,687
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        84,082          748,744        243,784        2,361,993
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     75,399          663,902             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           457,680        4,070,717      1,787,697       17,176,660
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       149,501        1,312,021        186,275        1,788,947
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       219,409        1,928,861        390,297        3,751,747
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         5,520           48,559          7,492           72,114
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         1,594           13,695             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           299,395        2,634,038        466,626        4,487,154
========================================================================================================================
Reacquired:
  Class A(b)                                                 (1,991,544)     (17,738,277)    (2,789,552)     (26,792,769)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (2,501,955)     (22,132,825)    (3,374,819)     (32,454,065)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (85,531)        (749,282)      (176,904)      (1,706,046)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (8,822)         (76,726)            --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (1,292,091)     (11,301,621)    (1,066,032)     (10,261,402)
========================================================================================================================
  Net increase (decrease) in share activity                    (788,420)    $ (6,443,111)     2,487,985     $ 23,906,009
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially. In addition, 36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

CLASS                                                                           SHARES       AMOUNT
----------------------------------------------------------------------------------------------------
Class Y                                                                         70,239     $ 618,805
----------------------------------------------------------------------------------------------------
Class A                                                                        (70,239)     (618,805)
____________________________________________________________________________________________________
====================================================================================================



NOTE 13--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


19        AIM SHORT TERM BOND FUND

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       NET GAINS
                           NET ASSET                    (LOSSES)                    DIVIDENDS
                             VALUE,       NET     ON SECURITIES (BOTH  TOTAL FROM   FROM NET    NET ASSET
                           BEGINNING  INVESTMENT      REALIZED AND     INVESTMENT  INVESTMENT  VALUE, END    TOTAL
                           OF PERIOD    INCOME        UNREALIZED)      OPERATIONS    INCOME     OF PERIOD  RETURN(a)
--------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    $ 9.48      $0.27(c)        $(0.99)         $(0.72)     $(0.32)     $ 8.44      (7.70)%
Year ended 07/31/08            9.75       0.56(c)         (0.26)           0.30       (0.57)       9.48       3.18
Year ended 07/31/07            9.80       0.51            (0.04)           0.47       (0.52)       9.75       4.84
Year ended 07/31/06            9.93       0.40            (0.12)           0.28       (0.41)       9.80       2.92
Year ended 07/31/05           10.01       0.25(c)         (0.04)           0.21       (0.29)       9.93       2.14
Year ended 07/31/04(e)        10.03       0.05(c)         (0.00)           0.05       (0.07)      10.01       0.46
--------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09      9.48       0.26(c)         (0.99)          (0.73)      (0.31)       8.44      (7.81)
Year ended 07/31/08            9.75       0.54(c)         (0.26)           0.28       (0.55)       9.48       2.93
Year ended 07/31/07            9.80       0.48            (0.04)           0.44       (0.49)       9.75       4.59
Year ended 07/31/06            9.93       0.38            (0.13)           0.25       (0.38)       9.80       2.61
Year ended 07/31/05           10.01       0.22(c)         (0.04)           0.18       (0.26)       9.93       1.79
Year ended 07/31/04           10.02       0.16(c)          0.08            0.24       (0.25)      10.01       2.44
--------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09      9.50       0.26(c)         (1.00)          (0.74)      (0.31)       8.45      (7.90)
Year ended 07/31/08            9.77       0.54(c)         (0.26)           0.28       (0.55)       9.50       2.94
Year ended 07/31/07            9.82       0.48            (0.04)           0.44       (0.49)       9.77       4.59
Year ended 07/31/06            9.94       0.37            (0.10)           0.27       (0.39)       9.82       2.77
Year ended 07/31/05           10.02       0.23(c)         (0.04)           0.19       (0.27)       9.94       1.88
Year ended 07/31/04(e)        10.03       0.04(c)          0.01            0.05       (0.06)      10.02       0.49
--------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                  8.81       0.18(c)         (0.36)          (0.18)      (0.19)       8.44      (2.05)
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09      9.49       0.28(c)         (0.99)          (0.71)      (0.33)       8.45      (7.54)
Year ended 07/31/08            9.76       0.60(c)         (0.27)           0.33       (0.60)       9.49       3.51
Year ended 07/31/07            9.81       0.53            (0.04)           0.49       (0.54)       9.76       5.13
Year ended 07/31/06            9.93       0.42            (0.10)           0.32       (0.44)       9.81       3.31
Year ended 07/31/05           10.01       0.28(c)         (0.04)           0.24       (0.32)       9.93       2.42
Year ended 07/31/04(e)        10.03       0.05(c)         (0.00)           0.05       (0.07)      10.01       0.52
____________________________________________________________________________________________________________________
====================================================================================================================

                                           RATIO OF EXPENSES   RATIO OF EXPENSES  RATIO OF NET
                                             TO AVERAGE NET     TO AVERAGE NET     INVESTMENT
                             NET ASSETS,    ASSETS WITH FEE   ASSETS WITHOUT FEE     INCOME
                            END OF PERIOD    WAIVERS AND/OR     WAIVERS AND/OR     TO AVERAGE    PORTFOLIO
                           (000S OMITTED)  EXPENSES ABSORBED   EXPENSES ABSORBED   NET ASSETS   TURNOVER(b)
-----------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09     $ 46,722            0.86%(d)           0.97%(d)         6.03%(d)       34%
Year ended 07/31/08             45,674            0.86               0.94             5.87           73
Year ended 07/31/07             28,663            0.86               0.98             5.14          101
Year ended 07/31/06             32,851            0.86               0.98             4.04           82
Year ended 07/31/05             29,250            0.86               1.00             2.53          103
Year ended 07/31/04(e)           6,971            0.85(f)            0.96(f)          1.92(f)       126
-----------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09       58,280            1.11(d)            1.72(d)          5.78(d)        34
Year ended 07/31/08             75,404            1.11               1.69             5.62           73
Year ended 07/31/07             83,869            1.11               1.73             4.89          101
Year ended 07/31/06            109,622            1.17               1.73             3.73           82
Year ended 07/31/05            203,806            1.21               1.66             2.18          103
Year ended 07/31/04            318,282            1.20               1.61             1.57          126
-----------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09        1,200            1.11(d)            1.22(d)          5.78(d)        34
Year ended 07/31/08              1,310            1.11               1.19             5.62           73
Year ended 07/31/07                621            1.11               1.23             4.89          101
Year ended 07/31/06                477            1.11               1.23             3.79           82
Year ended 07/31/05                158            1.11               1.16             2.28          103
Year ended 07/31/04(e)              11            1.10(f)            1.11(f)          1.67(f)       126
-----------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(e)                      575            0.61(d)            0.74(d)          6.28(d)        34
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09       63,909            0.56(d)            0.56(d)          6.33(d)        34
Year ended 07/31/08             76,898            0.55               0.55             6.18           73
Year ended 07/31/07             67,467            0.58               0.58             5.42          101
Year ended 07/31/06             51,975            0.58               0.58             4.32           82
Year ended 07/31/05             33,301            0.57               0.58             2.82          103
Year ended 07/31/04(e)           6,773            0.60(f)            0.61(f)          2.71(f)       126
___________________________________________________________________________________________________________
===========================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)   Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $46,081, $67,375, $1,383, $626, and $70,041 for Class A, Class
      C, Class R, Class Y and Institutional Class shares, respectively.
(e) Commencement date of Class A, Class R and Institutional Class shares was April 30, 2004. Commencement date of Class Y shares was October 3, 2008.
(f)   Annualized.


20        AIM SHORT TERM BOND FUND

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


21        AIM SHORT TERM BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)  PERIOD(2,3)    (01/31/09)   PERIOD(2,4)   RATIO(2)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $923.00        $4.17       $1,020.87       $4.38        0.86%
---------------------------------------------------------------------------------------------------
        C            1,000.00        921.90         5.38        1,019.61        5.65        1.11
---------------------------------------------------------------------------------------------------
        R            1,000.00        921.00         5.37        1,019.61        5.65        1.11
---------------------------------------------------------------------------------------------------
        Y            1,000.00        979.50         2.00        1,022.13        3.11        0.61
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008, through January 31, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
    Effective on March 4, 2009, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.35% (for average net assets up to $500 million) to 0.28% (for average net assets over $5 billion). Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class A, Class C, Class R and Class Y shares to 0.66%, 0.91%, 0.91% and 0.41% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.67%, 092%, 0.92% and 0.42% for the Class A, Class C, Class R and Y Class shares, respectively.


22        AIM SHORT TERM BOND FUND

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.25, $4.46, $4.45 and $1.38 for the Class A, Class C, Class R and Y Class shares, respectively.
(4) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period. The hypothetical expenses paid, restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent half year, due $3.41, $4.69, $4.69, and $2.14 for the Class A, Class C, Class R and Y Class shares, respectively.


23        AIM SHORT TERM BOND FUND

Supplement to Semiannual Report dated 1/31/09

AIM SHORT TERM BOND FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

Inception                         1.79%
  5 Years                         1.37
  1 Year                         -6.21
  6 Months*                      -7.54

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

Inception                         2.03%
  5 Years                         1.72
  1 Year                         -4.51
  6 Months*                      -6.14

*     Cumulative total return that has not been annualized

Institutional Class shares' inception date is April 30, 2004. Returns since that date are historical returns. All other returns are blended returns of historical Institutional Class share performance and restated Class C share performance (for periods prior to the inception date of Institutional Class shares) at net asset value (NAV) and reflect the Rule 12b-1 fees applicable to Class C shares. Class C shares' inception date is August 30, 2002.

      Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.42%.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.50% The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   STB-INS-2    Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)  PERIOD(2,3)    (01/31/09)   PERIOD(2,4)   RATIO(2)
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $924.60        $2.72       $1,022.38       $2.85        0.56%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

      Effective March 4, 2009, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.35% (for average net assets up to $500 million) to 0.28% (for average net assets over $5 billion). Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Institutional Class shares to 0.41% of average daily net assets. The annualized expense ratio restated as if these agreements had been in effect throughout the entire most recent fiscal half year is 0.42% for the Institutional Class.
(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.04 for the Institutional Class shares.
(4) The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $2.14 for the Institutional Class shares.


AIM SHORT TERM BOND FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH eDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[Invesco Aim Logo]
 - SERVICE BANK -

            invescoaim.com      STB-SAR-1        Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
 - SERVICE MARK -

AIM U.S. GOVERNMENT FUND
Semiannual Report to Shareholders - January 31, 2009

Effective April 30, 2008, AIM Intermediate Government Fund was renamed AIM U.S. Government Fund.

                           [MOUNTAIN GRAPHIC]

2      Fund Performance
4      Letters to Shareholders
5      Schedule of Investments
7      Financial Statements
10     Notes to Financial Statements
17     Financial Highlights
19     Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/08 to 1/31/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  6.14%
Class B Shares                                                                  5.73
Class C Shares                                                                  5.63
Class R Shares                                                                  5.89
Class Y Shares*                                                                 6.20
Investor Class Shares                                                           6.04
Barclays Capital U.S. Aggregate Index+** (Broad Market Index)                   3.23
Barclays Capital U.S. Government Index+** (Style-Specific Index)                6.92
Lipper Intermediate U.S. Government Funds Index+ (Peer Group Index)             5.41

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

** Effective 11/03/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

      The BARCLAYS CAPITAL U.S. GOVERNMENT INDEX consists of securities issued by the U.S. Government including public obligations of the U.S. Treasury with a remaining maturity of one year or more or publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government.

      The LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Intermediate U.S. Government Funds category. These funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2  AIM U.S. GOVERNMENT FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/09, including maximum applicable sales charges

CLASS A SHARES
Inception (4/28/87)                5.99%
10 Years                           4.14
 5 Years                           3.38
 1 Year                            2.19

CLASS B SHARES
Inception (9/7/93)                 4.64%
10 Years                           4.03
 5 Years                           3.28
 1 Year                            1.53

CLASS C SHARES
Inception (8/4/97)                 4.36%
10 Years                           3.88
 5 Years                           3.63
 1 Year                            5.54

CLASS R SHARES
10 Years                           4.39%
 5 Years                           4.12
 1 Year                            6.95

CLASS Y SHARES
10 Years                           4.65%
 5 Years                           4.41
 1 Year                            7.40

INVESTOR CLASS SHARES
10 Years                           4.67%
 5 Years                           4.44
 1 Year                            7.25

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (4/28/87)                6.10%
10 Years                           4.38
 5 Years                           3.88
 1 Year                            6.31

CLASS B SHARES
Inception (9/7/93)                 4.80%
10 Years                           4.28
 5 Years                           3.78
 1 Year                            5.78

CLASS C SHARES
Inception (8/4/97)                 4.57%
10 Years                           4.12
 5 Years                           4.13
 1 Year                            9.81

CLASS R SHARES
10 Years                           4.63%
 5 Years                           4.64
 1 Year                           11.35

CLASS Y SHARES
10 Years                           4.90%
 5 Years                           4.91
 1 Year                           11.66

INVESTOR CLASS SHARES
10 Years                           4.91%
 5 Years                           4.95
 1 Year                           11.55

CLASS R SHARES' INCEPTION DATE IS JUNE 3, 2002. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL CLASS R SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS R SHARES) AT NET ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS R SHARES. CLASS A SHARES' INCEPTION DATE IS APRIL 28, 1987.

      CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES INCEPTION DATE IS APRIL 28, 1987.

      INVESTOR CLASS SHARES' INCEPTION DATE IS SEPTEMBER 30, 2003. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INVESTOR CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INVESTOR CLASS SHARES) AT NET ASSET VALUE, WHICH RESTATED PERFORMANCE WILL REFLECT THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES FOR THE PERIOD USING BLENDED RETURNS. CLASS A SHARES' INCEPTION DATE IS APRIL 28, 1987.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R, CLASS Y AND INVESTOR CLASS SHARES WAS 1.06%, 1.81%, 1.81%, 1.31%, 0.81% AND 1.02%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 4.75% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES AND INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

3  AIM U.S. GOVERNMENT FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in January 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term Philip Taylor interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken - and seem likely to continue to take - extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246. Thank you for your continued confidence in Invesco Aim and for allowing us to serve you.

Sincerely,

/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4  AIM U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

January 31, 2009
(Unaudited)




                                                       PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-94.60%

COLLATERALIZED MORTGAGE OBLIGATIONS-59.81%

Fannie Mae REMICS,
  5.00%, 06/25/13 to 03/25/25                        $ 10,527,770    $  10,721,354
----------------------------------------------------------------------------------
  4.50%, 05/25/15 to 07/25/28                           4,867,760        4,931,678
----------------------------------------------------------------------------------
  5.50%, 02/25/17 to 03/01/38                          56,330,282       57,158,693
----------------------------------------------------------------------------------
  6.00%, 02/25/21 to 10/25/33                          57,048,574       58,441,022
----------------------------------------------------------------------------------
  6.50%, 07/25/23                                       1,679,197        1,695,954
----------------------------------------------------------------------------------
  4.00%, 04/25/28                                       3,527,112        3,527,183
----------------------------------------------------------------------------------
Freddie Mac REMICS,
  5.50%, 07/15/10 to 10/15/28                         136,889,016      139,955,960
----------------------------------------------------------------------------------
  6.75%, 06/15/11                                         248,604          255,555
----------------------------------------------------------------------------------
  5.25%, 08/15/11 to 04/15/25                           7,671,323        7,814,972
----------------------------------------------------------------------------------
  5.38%, 08/15/11 to 09/15/11                           3,506,119        3,589,781
----------------------------------------------------------------------------------
  4.50%, 08/15/13 to 08/15/27                           8,447,069        8,583,050
----------------------------------------------------------------------------------
  5.00%, 06/15/14 to 09/15/27                          29,223,859       29,556,234
----------------------------------------------------------------------------------
  5.13%, 10/15/15                                         302,499          302,569
----------------------------------------------------------------------------------
  6.00%, 09/15/16 to 06/15/31                          85,185,313       87,441,389
----------------------------------------------------------------------------------
  5.75%, 12/15/18                                      13,083,693       13,355,851
----------------------------------------------------------------------------------
  6.50%, 07/15/23                                         222,815          222,786
----------------------------------------------------------------------------------
  4.00%, 09/15/24 to 11/15/26                           3,197,957        3,213,286
----------------------------------------------------------------------------------
  4.75%, 04/15/31                                      11,667,337       11,797,283
----------------------------------------------------------------------------------
Government National Mortgage Association
  (GNMA) REMICS,
  4.00%, 03/20/29                                         742,141          743,259
----------------------------------------------------------------------------------
5.50%, 03/20/27                                         2,082,458        2,081,150
==================================================================================
                                                                       445,389,009
==================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.40%

Pass Through Ctfs.,
  7.00%, 11/01/10 to 03/01/36                           6,394,867        6,749,557
----------------------------------------------------------------------------------
  6.50%, 02/01/11 to 02/01/35                           9,779,974       10,233,931
----------------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                            401,537          454,379
----------------------------------------------------------------------------------
  12.00%, 02/01/13                                            545              604
----------------------------------------------------------------------------------
  8.00%, 12/01/15 to 02/01/35                          10,778,748       11,528,008
----------------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                           7,066,378        7,361,848
----------------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                             73,015           82,298
----------------------------------------------------------------------------------
  8.50%, 09/01/20 to 05/01/26                             260,882          280,212
----------------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                             341,815          378,823
----------------------------------------------------------------------------------
  9.00%, 06/01/21 to 04/01/25                           1,476,358        1,613,173
----------------------------------------------------------------------------------
  7.05%, 05/20/27                                         628,550          658,550
----------------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34                           7,446,690        7,934,485
----------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 02/01/39(a)(b)                                10,000,000       10,232,810
----------------------------------------------------------------------------------
  4.50%, 03/01/39(b)                                   22,000,000       22,027,500
----------------------------------------------------------------------------------
  5.00%, 03/01/39(a)(b)                                20,000,000       20,253,120
==================================================================================
                                                                        99,789,298
==================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-15.58%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 04/01/24                           4,005,414        4,184,119
----------------------------------------------------------------------------------
  7.50%, 07/01/10 to 08/01/36                          12,435,732       13,217,517
----------------------------------------------------------------------------------
  7.00%, 05/01/11 to 06/01/36                          20,591,669       21,823,976
----------------------------------------------------------------------------------
  8.00%, 02/01/12 to 11/01/37                          13,124,662       13,928,902
----------------------------------------------------------------------------------
  8.50%, 06/01/12 to 08/01/37                           7,174,821        7,762,268
----------------------------------------------------------------------------------
  6.50%, 06/01/14 to 09/01/34                           9,640,600       10,092,303
----------------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                              68,623           75,412
----------------------------------------------------------------------------------
  9.00%, 12/01/16                                         125,718          138,948
----------------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18                           3,452,378        3,553,414
----------------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                            525,545          580,230
----------------------------------------------------------------------------------
  5.50%, 03/01/21 to 10/01/22                           1,670,224        1,723,729
----------------------------------------------------------------------------------
  6.75%, 07/01/24                                       1,359,269        1,436,851
----------------------------------------------------------------------------------
  10.28%, 04/20/25                                        183,739          204,585
----------------------------------------------------------------------------------
  6.95%, 07/01/25 to 09/01/26                             301,762          321,834
----------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 02/01/24 to 03/01/39(b)                       14,000,000       14,143,748
----------------------------------------------------------------------------------
  4.00%, 03/01/24(b)                                    7,000,000        7,015,316
----------------------------------------------------------------------------------
  5.00%, 02/01/39(b)                                   14,500,000       14,742,425
----------------------------------------------------------------------------------
  5.50%, 02/01/39(a)(b)                                 1,000,000        1,023,594
==================================================================================
                                                                       115,969,171
==================================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-5.81%

Pass Through Ctfs.,
  9.50%, 06/15/09 to 03/15/23                             237,858          258,326
----------------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                            640,169          708,748
----------------------------------------------------------------------------------
  11.00%, 12/15/09 to 09/15/15                              2,518            2,692
----------------------------------------------------------------------------------
  12.50%, 11/15/10                                          1,446            1,448
----------------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                             36,983           43,546
----------------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                             34,551           38,865
----------------------------------------------------------------------------------
  7.00%, 08/20/12 to 03/15/37(c)                        5,558,884        5,924,043
----------------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                             22,824           25,173
----------------------------------------------------------------------------------
  10.50%, 02/15/16                                          3,401            3,805
----------------------------------------------------------------------------------
  8.50%, 08/20/16 to 01/15/37                             214,208          228,521
----------------------------------------------------------------------------------
  9.00%, 10/15/16 to 04/15/21                              49,985           53,560
----------------------------------------------------------------------------------
  8.75%, 10/20/16                                          41,981           44,472
----------------------------------------------------------------------------------
  8.00%, 03/20/17 to 08/15/36                           4,278,579        4,559,452
----------------------------------------------------------------------------------
  6.50%, 09/15/17 to 02/15/36                          19,044,858       20,002,167
----------------------------------------------------------------------------------
  6.95%, 07/20/25 to 11/20/26                           1,587,321        1,694,820
----------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM U.S. GOVERNMENT FUND

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-(CONTINUED)

  7.50%, 03/15/26 to 05/15/37                        $  4,998,727    $   5,271,194
----------------------------------------------------------------------------------
  6.00%, 12/15/28 to 08/15/33(c)                        4,281,508        4,426,672
==================================================================================
                                                                        43,287,504
==================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $702,313,054)                           704,434,982
==================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-12.05%

FEDERAL FARM CREDIT BANK (FFCB)-3.39%

Bonds, 5.75%, 01/18/22                                 16,000,000       17,329,062
----------------------------------------------------------------------------------
Medium-Term Notes, 5.75%, 12/07/28                      7,000,000        7,936,790
==================================================================================
                                                                        25,265,852
==================================================================================


FEDERAL HOME LOAN BANK (FHLB)-4.83%

Unsec. Global Bonds, 2.56%, 02/13/09                   36,000,000       35,992,335
==================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-3.36%

Sr. Unsec. Medium-Term Notes, 3.75%, 02/25/09          25,000,000       25,010,894
==================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.47%

Sr. Unsec. Notes, 6.50%, 11/25/25                       3,500,000        3,503,712
==================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $87,199,628)                                    89,772,793
==================================================================================



U.S. TREASURY SECURITIES-1.74%

U.S. TREASURY NOTES-0.74%

  4.63%, 07/31/09(c)                                    2,895,000        2,955,388
----------------------------------------------------------------------------------
  3.50%, 08/15/09(c)                                    1,515,000        1,539,737
----------------------------------------------------------------------------------
  3.13%, 11/30/09(c)                                      965,000          985,733
==================================================================================
                                                                         5,480,858
==================================================================================


U.S. TREASURY BONDS-0.65%

  7.50%, 11/15/24(c)                                    3,300,000        4,841,203
==================================================================================


U.S. TREASURY STRIPS-0.35%

  6.79%, 11/15/18(d)                                    1,000,000          700,469
----------------------------------------------------------------------------------
  6.85%, 11/15/18(d)                                    2,750,000        1,926,289
==================================================================================
                                                                         2,626,758
==================================================================================
     Total U.S. Treasury Securities (Cost
       $11,562,858)                                                     12,948,819
==================================================================================



FOREIGN SOVEREIGN BONDS-0.33%

SOVEREIGN DEBT-0.33%

Israel Government Agency for International
  Development (AID) Bond (Israel), Gtd. Global
  Bonds, 5.13%, 11/01/24 (Cost $2,218,913)              2,200,000        2,437,682
==================================================================================


                                                        SHARES

MONEY MARKET FUNDS-5.34%

Government & Agency Portfolio-Institutional Class
  (Cost $39,754,919)(e)                                39,754,919       39,754,919
==================================================================================
TOTAL INVESTMENTS-114.06% (Cost $843,049,372)                          849,349,195
==================================================================================
OTHER ASSETS LESS LIABILITIES-(14.06)%                                (104,675,404)
==================================================================================
NET ASSETS-100.00%                                                   $ 744,673,791
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:


Ctfs.   - Certificates
Gtd.    - Guaranteed
REMICS  - Real Estate Mortgage Investment Conduits
Sr.     - Senior



STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a)   This security is subject to dollar roll transactions. See Note 1J.
(b)   Security purchased on forward commitment basis.
(c) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 7.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
PORTFOLIO COMPOSITION

By security type, based on Total Investments as of January 31, 2009



-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 82.9%
-------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                          10.6
-------------------------------------------------------------------------
U.S. Treasury Securities                                              1.5
-------------------------------------------------------------------------
Foreign Sovereign Bonds                                               0.3
-------------------------------------------------------------------------
Money Market Funds                                                    4.7
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM U.S. GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $803,294,453)                           $809,594,276
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       39,754,919
================================================================================
     Total investments (Cost $843,049,372)                           849,349,195
================================================================================
Receivables for:
  Forward commitments -- sales                                         9,368,437
--------------------------------------------------------------------------------
  Investments sold                                                    56,624,499
--------------------------------------------------------------------------------
  Fund shares sold                                                     3,042,593
--------------------------------------------------------------------------------
  Dividends and Interest                                               4,239,487
--------------------------------------------------------------------------------
  Principal paydowns                                                      47,084
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         46,500
--------------------------------------------------------------------------------
Other assets                                                              42,081
================================================================================
     Total assets                                                    922,759,876
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Forward commitments, at value                                        9,330,471
--------------------------------------------------------------------------------
  Investments purchased                                              161,633,836
--------------------------------------------------------------------------------
  Fund shares reacquired                                               3,568,304
--------------------------------------------------------------------------------
  Amount due custodian                                                 1,839,978
--------------------------------------------------------------------------------
  Dividends                                                              237,834
--------------------------------------------------------------------------------
  Variation margin                                                       707,321
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             518,632
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       130,442
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                       119,267
================================================================================
     Total liabilities                                               178,086,085
================================================================================
Net assets applicable to shares outstanding                         $744,673,791
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $783,832,125
--------------------------------------------------------------------------------
Undistributed net investment income                                   (1,468,041)
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (54,232,203)
--------------------------------------------------------------------------------
Unrealized appreciation                                               16,541,910
================================================================================
                                                                    $744,673,791
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $470,044,171
________________________________________________________________________________
================================================================================
Class B                                                             $107,676,805
________________________________________________________________________________
================================================================================
Class C                                                             $ 83,347,103
________________________________________________________________________________
================================================================================
Class R                                                             $  8,686,565
________________________________________________________________________________
================================================================================
Class Y                                                             $    915,613
________________________________________________________________________________
================================================================================
Investor Class                                                      $ 51,663,965
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 22,339,569
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               52,476,813
________________________________________________________________________________
================================================================================
Class B                                                               11,981,826
________________________________________________________________________________
================================================================================
Class C                                                                9,314,838
________________________________________________________________________________
================================================================================
Class R                                                                  969,131
________________________________________________________________________________
================================================================================
Class Y                                                                  102,204
________________________________________________________________________________
================================================================================
Investor Class                                                         5,764,734
________________________________________________________________________________
================================================================================
Institutional Class                                                    2,491,265
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       8.96
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.96 divided by 95.25%)                   $       9.41
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       8.99
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       8.95
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       8.96
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       8.96
________________________________________________________________________________
================================================================================
Investor Class:
  Net asset value and offering price per share                      $       8.96
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       8.97
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM U.S. GOVERNMENT FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $15,812,518
-----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                            232,582
===============================================================================================
     Total investment income                                                         16,045,100
===============================================================================================


EXPENSES:

Advisory fees                                                                         1,431,680
-----------------------------------------------------------------------------------------------
Administrative services fees                                                            107,613
-----------------------------------------------------------------------------------------------
Custodian fees                                                                            4,800
-----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                               538,065
-----------------------------------------------------------------------------------------------
  Class B                                                                               537,499
-----------------------------------------------------------------------------------------------
  Class C                                                                               349,223
-----------------------------------------------------------------------------------------------
  Class R                                                                                18,878
-----------------------------------------------------------------------------------------------
  Investor Class                                                                         60,958
-----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                       757,215
-----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      1,143
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                16,671
-----------------------------------------------------------------------------------------------
Other                                                                                   321,789
===============================================================================================
     Total expenses                                                                   4,145,534
===============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (26,460)
===============================================================================================
     Net expenses                                                                     4,119,074
===============================================================================================
Net investment income                                                                11,926,026
===============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                (580,174)
-----------------------------------------------------------------------------------------------
  Futures contracts                                                                  16,152,613
===============================================================================================
                                                                                     15,572,439
===============================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                               3,948,234
-----------------------------------------------------------------------------------------------
  Futures contracts                                                                   8,572,026
===============================================================================================
                                                                                     12,520,260
===============================================================================================
Net realized and unrealized gain                                                     28,092,699
===============================================================================================
Net increase in net assets resulting from operations                                $40,018,725
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM U.S. GOVERNMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2009 and the year ended July 31, 2008 (Unaudited)



                                                                             JANUARY 31,      JULY 31,
                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $ 11,926,026    $ 21,400,772
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                           15,572,439       5,456,871
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                       12,520,260       8,420,215
========================================================================================================
     Net increase in net assets resulting from operations                     40,018,725      35,277,858
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (8,842,464)    (15,088,031)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,828,722)     (4,627,231)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,167,738)     (1,682,754)
--------------------------------------------------------------------------------------------------------
  Class R                                                                       (146,070)       (254,568)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        (11,582)             --
--------------------------------------------------------------------------------------------------------
  Investor Class                                                              (1,013,597)     (2,049,469)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (552,467)     (1,259,459)
========================================================================================================
     Total distributions from net investment income                          (13,562,640)    (24,961,512)
========================================================================================================
Share transactions-net:
  Class A                                                                    118,063,498      50,453,863
--------------------------------------------------------------------------------------------------------
  Class B                                                                      6,442,408     (24,403,462)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     35,436,695      11,117,744
--------------------------------------------------------------------------------------------------------
  Class R                                                                      2,092,629       1,623,355
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        889,972              --
--------------------------------------------------------------------------------------------------------
  Investor Class                                                               8,076,099         654,188
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (2,960,153)      3,010,407
========================================================================================================
     Net increase in net assets resulting from share transactions            168,041,148      42,456,095
========================================================================================================
     Net increase in net assets                                              194,497,233      52,772,441
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                        550,176,558     497,404,117
========================================================================================================
  End of period (includes undistributed net investment income of
     $(1,468,041) and $168,573, respectively)                               $744,673,791    $550,176,558
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM U.S. GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM U.S. Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM U.S. GOVERNMENT FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon

11        AIM U.S. GOVERNMENT FUND
      amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


12        AIM U.S. GOVERNMENT FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended January 31, 2009, the Advisor waived advisory fees of $12,824.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $912.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2009, IADI advised the Fund that IADI retained $97,328 in front-end sales commissions from the sale of Class A shares and $2,055, $97,440, $12,612 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.


13        AIM U.S. GOVERNMENT FUND

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $ 39,754,919       $10,204,121
-------------------------------------------------------
Level 2                   809,594,276            37,966
-------------------------------------------------------
Level 3                            --                --
=======================================================
                         $849,349,195       $10,242,087
_______________________________________________________
=======================================================




* Other investments include futures and open forward commitments, which are included at unrealized appreciation.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $12,724.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended January 31, 2009, the Fund paid legal fees of $2,532 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--OPEN FORWARD COMMITMENTS -- SALES AT PERIOD-END


                                                                    COMMITMENT      PRINCIPAL
CONTRACT                                                               DATE          AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)

Pass Through Ctfs., TBA 6.50%, 02/01/39                              03/18/09      $9,000,000     $9,330,471
____________________________________________________________________________________________________________
============================================================================================================





14        AIM U.S. GOVERNMENT FUND

NOTE 8--FUTURES CONTRACTS AT PERIOD-END


                                                 OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                       NUMBER OF          MONTH/                           APPRECIATION
CONTRACT                                               CONTRACTS        COMMITMENT           VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                 363       March-2009/Long     $ 78,997,875       $  (282,254)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                               1,107       March-2009/Long      130,816,266         1,280,509
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                              1,432       March-2009/Long      175,666,125         8,222,473
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                836       March-2009/Long      105,923,812           983,393
========================================================================================================================
  Total                                                                                  $491,404,078       $10,204,121
________________________________________________________________________________________________________________________
========================================================================================================================



NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2011                                                                      $   377,217
-----------------------------------------------------------------------------------------------
July 31, 2012                                                                       15,762,988
-----------------------------------------------------------------------------------------------
July 31, 2013                                                                       15,201,178
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                       17,513,799
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                       16,185,573
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                        3,131,411
===============================================================================================
Total capital loss carryforward                                                    $68,172,166
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2009 was $327,352,463 and $142,545,661, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $5,492,399 and $7,628,360, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 7,781,529
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (1,444,121)
================================================================================================
Net unrealized appreciation of investment securities                                 $ 6,337,408
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $833,681,316.




15        AIM U.S. GOVERNMENT FUND

NOTE 11--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                JANUARY 31, 2009(a)                  JULY 31, 2008
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   23,845,291     $ 209,268,494      14,876,823     $ 128,174,015
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    4,199,738        36,872,977       3,602,899        31,168,568
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    6,599,038        58,002,053       3,379,437        29,190,265
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      447,090         3,944,326         396,042         3,421,732
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   109,216           954,116              --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             1,939,641        16,982,898       1,249,737        10,770,651
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          162,067         1,430,067         642,684         5,525,410
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      885,911         7,805,115       1,557,286        13,404,769
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      178,504         1,575,883         452,285         3,903,800
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      116,186         1,023,448         173,735         1,495,200
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       16,381           144,256          29,302           252,519
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        1,269            11,305              --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               107,510           946,755         221,752         1,909,867
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           62,820           552,225         146,135         1,259,418
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    1,477,711        13,069,097       2,710,491        23,325,003
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,473,366)      (13,069,097)     (2,701,280)      (23,325,003)
==========================================================================================================================
Reacquired:
  Class A(b)                                               (12,608,599)     (112,079,208)    (13,334,344)     (114,449,924)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (2,145,407)      (18,937,355)     (4,195,285)      (36,150,827)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (2,654,591)      (23,588,806)     (2,278,912)      (19,567,721)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (224,492)       (1,995,953)       (237,337)       (2,050,896)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (8,281)          (75,449)             --                --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                         (1,127,306)       (9,853,554)     (1,397,231)      (12,026,330)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (570,978)       (4,942,445)       (437,457)       (3,774,421)
==========================================================================================================================
     Net increase in share activity                         19,335,353     $ 168,041,148       4,856,762     $  42,456,095
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      66,821      $ 581,346
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (65,507)      (569,914)
     --------------------------------------------------------------------------------------------------
     Investor Class                                                               (1,312)       (11,432)
     __________________________________________________________________________________________________
     ==================================================================================================





16        AIM U.S. GOVERNMENT FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09    $8.62       $0.16(d)     $ 0.36        $0.52      $(0.18)      $8.96       6.14%      $470,044
Year ended 07/31/08           8.44        0.37(d)       0.23         0.60       (0.42)       8.62       7.28        335,216
Year ended 07/31/07           8.49        0.38(d)       0.01         0.39       (0.44)       8.44       4.72        278,955
Year ended 07/31/06           8.83        0.33(d)      (0.24)        0.09       (0.43)       8.49       1.10        313,107
Year ended 07/31/05           9.01        0.30         (0.06)        0.24       (0.42)       8.83       2.66        407,096
Year ended 07/31/04           9.15        0.29(d)       0.02         0.31       (0.45)       9.01       3.45        462,804
------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09     8.65        0.13(d)       0.36         0.49       (0.15)       8.99       5.73        107,677
Year ended 07/31/08           8.46        0.30(d)       0.25         0.55       (0.36)       8.65       6.60         97,091
Year ended 07/31/07           8.52        0.32(d)       0.00         0.32       (0.38)       8.46       3.82        119,045
Year ended 07/31/06           8.86        0.27(d)      (0.24)        0.03       (0.37)       8.52       0.36        175,638
Year ended 07/31/05           9.04        0.23         (0.06)        0.17       (0.35)       8.86       1.89        269,708
Year ended 07/31/04           9.18        0.22(d)       0.02         0.24       (0.38)       9.04       2.68        376,960
------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09     8.62        0.13(d)       0.35         0.48       (0.15)       8.95       5.63         83,347
Year ended 07/31/08           8.43        0.30(d)       0.25         0.55       (0.36)       8.62       6.61         45,269
Year ended 07/31/07           8.49        0.32(d)       0.00         0.32       (0.38)       8.43       3.82         33,551
Year ended 07/31/06           8.82        0.27(d)      (0.23)        0.04       (0.37)       8.49       0.48         41,849
Year ended 07/31/05           9.00        0.23         (0.06)        0.17       (0.35)       8.82       1.90         56,650
Year ended 07/31/04           9.15        0.22(d)       0.01         0.23       (0.38)       9.00       2.58         78,760
------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09     8.63        0.15(d)       0.35         0.50       (0.17)       8.96       5.89          8,687
Year ended 07/31/08           8.44        0.34(d)       0.25         0.59       (0.40)       8.63       7.14          6,300
Year ended 07/31/07           8.50        0.36(d)       0.00         0.36       (0.42)       8.44       4.34          4,577
Year ended 07/31/06           8.84        0.31(d)      (0.24)        0.07       (0.41)       8.50       0.86          5,320
Year ended 07/31/05           9.01        0.29         (0.07)        0.22       (0.39)       8.84       2.51          4,231
Year ended 07/31/04           9.16        0.27(d)       0.01         0.28       (0.43)       9.01       3.08          4,422
------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(f)                 8.70        0.12(d)       0.26         0.38       (0.12)       8.96       4.39            916
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09     8.63        0.16(d)       0.36         0.52       (0.19)       8.96       6.04         51,664
Year ended 07/31/08           8.44        0.37(d)       0.25         0.62       (0.43)       8.63       7.45         41,807
Year ended 07/31/07           8.50        0.39(d)       0.00         0.39       (0.45)       8.44       4.65         40,278
Year ended 07/31/06           8.83        0.34(d)      (0.23)        0.11       (0.44)       8.50       1.26         45,437
Year ended 07/31/05           9.01        0.31         (0.07)        0.24       (0.42)       8.83       2.69         62,994
Year ended 07/31/04(f)        9.30        0.24(d)      (0.15)        0.09       (0.38)       9.01       1.02         76,771
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09     8.63        0.19(d)       0.36         0.55       (0.21)       8.97       6.39         22,340
Year ended 07/31/08           8.45        0.41(d)       0.24         0.65       (0.47)       8.63       7.80         24,494
Year ended 07/31/07           8.50        0.43(d)       0.01         0.44       (0.49)       8.45       5.25         20,997
Year ended 07/31/06           8.84        0.38(d)      (0.24)        0.14       (0.48)       8.50       1.63          6,183
Year ended 07/31/05(f)        8.90        0.10         (0.04)        0.06       (0.12)       8.84       0.67            771
______________________________________________________________________________________________________________________________
==============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                              ABSORBED(b)        ABSORBED      NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------
CLASS A
Six months ended 01/31/09        1.02%(e)          1.02%(e)       3.64%(e)       23%
Year ended 07/31/08              1.06              1.06           4.25          112
Year ended 07/31/07              1.06              1.07           4.48           37
Year ended 07/31/06              1.22              1.23           3.87          169
Year ended 07/31/05              1.19              1.20           3.55          124
Year ended 07/31/04              1.01              1.02           3.15          142
---------------------------------------------------------------------------------------
CLASS B
Six months ended 01/31/09        1.77(e)           1.77(e)        2.89(e)        23
Year ended 07/31/08              1.81              1.81           3.50          112
Year ended 07/31/07              1.81              1.82           3.73           37
Year ended 07/31/06              1.97              1.98           3.12          169
Year ended 07/31/05              1.94              1.95           2.80          124
Year ended 07/31/04              1.76              1.77           2.40          142
---------------------------------------------------------------------------------------
CLASS C
Six months ended 01/31/09        1.77(e)           1.77(e)        2.89(e)        23
Year ended 07/31/08              1.81              1.81           3.50          112
Year ended 07/31/07              1.81              1.82           3.73           37
Year ended 07/31/06              1.97              1.98           3.12          169
Year ended 07/31/05              1.94              1.95           2.80          124
Year ended 07/31/04              1.76              1.77           2.40          142
---------------------------------------------------------------------------------------
CLASS R
Six months ended 01/31/09        1.27(e)           1.27(e)        3.39(e)        23
Year ended 07/31/08              1.31              1.31           4.00          112
Year ended 07/31/07              1.31              1.32           4.23           37
Year ended 07/31/06              1.47              1.48           3.62          169
Year ended 07/31/05              1.44              1.45           3.30          124
Year ended 07/31/04              1.26              1.26           2.90          142
---------------------------------------------------------------------------------------
CLASS Y
Six months ended
  01/31/09(f)                    0.74(e)           0.74(e)        3.92(e)        23
---------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 01/31/09        1.02(e)           1.02(e)        3.64(e)        23
Year ended 07/31/08              1.02              1.02           4.29          112
Year ended 07/31/07              1.02              1.03           4.52           37
Year ended 07/31/06              1.15              1.16           3.94          169
Year ended 07/31/05              1.17              1.18           3.57          124
Year ended 07/31/04(f)           0.98(g)           1.00(g)        3.18(g)       142
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 01/31/09        0.55(e)           0.55(e)        4.11(e)        23
Year ended 07/31/08              0.56              0.56           4.75          112
Year ended 07/31/07              0.54              0.55           5.00           37
Year ended 07/31/06              0.70              0.71           4.39          169
Year ended 07/31/05(f)           0.81(g)           0.82(g)        3.94(g)       124
_______________________________________________________________________________________
=======================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b) Ratio of interest expense to average net assets was 0.14%, 0.20% and 0.07% for the years ended July 31, 2006, 2005 and 2004, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $426,943, $106,623, $69,275, $7,489, $858, $48,369 and $23,612 for Class
     A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f) Commencement date of October 3, 2008, September 30, 2003 and April 29, 2005 for Class Y, Investor Class and Institutional Class shares, respectively.
(g)  Annualized.


17        AIM U.S. GOVERNMENT FUND

NOTE 13--LEGAL PROCEEDINGS



Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


18        AIM U.S. GOVERNMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through January 31, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,061.40       $5.30       $1,020.06       $5.19        1.02%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,057.30        9.18        1,016.28        9.00        1.77
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,056.30        9.17        1,016.28        9.00        1.77
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,058.90        6.59        1,018.80        6.46        1.27
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,043.90        2.51        1,021.48        3.77        0.74
---------------------------------------------------------------------------------------------------
    Investor         1,000.00       1,060.40        5.30        1,020.06        5.19        1.02
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009 (as of close of business October 3, 2008, through January 31, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121 (as of close of business October 3, 2008, through January 31, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 121/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


19        AIM U.S. GOVERNMENT FUND

Supplement to Semiannual Report dated 1/31/09

AIM U.S. GOVERNMENT FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/09

10 Years                         4.85%
  5 Years                        4.80
  1 Year                         7.85
  6 Months*                      6.39

*     Cumulative total return that has not been annualized

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/08, most recent calendar quarter-end

10 Years                          5.09%
  5 Years                         5.30
  1 Year                         12.16
  6 Months*                       8.97

*     Cumulative total return that has not been annualized

Institutional Class shares' inception date is April 29, 2005. Returns since that date are historical returns. All other returns are blended returns of historical Institutional Class share performance and restated Class A share performance (for periods prior to the inception date of Institutional Class shares) at net asset value (NAV) and reflect the Rule 12b-1 fees applicable to Class A shares. Class A shares' inception date is April 28, 1987.

      Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.56% The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.

      Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[INVESCO AIM LOGO]
 - SERVICE MARK -

invescoaim.com   GOV-INS-2    Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (08/01/08)   (01/31/09)(1)   PERIOD(2)     (01/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,063.90       $2.86       $1,022.43       $2.80        0.55%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2008, through January 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM U.S. GOVERNMENT FUND

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FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after April 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, the businesses of the affiliated investment adviser firms -- Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. -- will be combined into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
- SERVICE MARK -

                    invescoaim.com   GOV-SAR-1    Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 9, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 9, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: April 9, 2009

                                  EXHIBIT INDEX

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.